UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08690

MassMutual Premier Funds
(Exact name of registrant as specified in charter)

100 Bright Meadow Blvd., Enfield, CT 06082
(Address of principal executive offices)	(Zip code)
Eric Wietsma
100 Bright Meadow Blvd., Enfield, CT 06082
(Name and address of agent for service)

Registrant’s telephone number, including area code: (860) 562-1000

Date of fiscal year end: 9/30/16

Date of reporting period: 3/31/16

Item 1. Reports to Stockholders.

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MassMutual Premier Funds. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

MassMutual Premier Funds – President’s Letter to Shareholders (Unaudited)

To Our Shareholders

Eric Wietsma

“In MassMutual’s view, retirement investors may be well served by maintaining an investment strategy that is suited to how comfortable they are with the markets’ ups and downs, how long they have to save and invest, and what their specific financial goals are.”

March 31, 2016

Welcome to the MassMutual Premier Funds Semiannual Report, covering the six months ended March 31, 2016. U.S. stocks, for the most part, outperformed their foreign counterparts, reflecting the ongoing strength of the U.S. economy during the period. Investors continued to closely monitor economic data releases in their vigil over the potential timing for the U.S. Federal Reserve’s (the “Fed”) long-awaited launch of interest rate increases – a source of investor speculation for most of 2015. During the reporting period, low oil prices and China’s continued economic difficulties continued to capture investors’ attention. Against this backdrop, the price of West Texas Intermediate crude oil started the period at nearly $45 per barrel and declined to nearly $37 at the end of March. This masked the extreme volatility of the commodity, however – whose price reached as high as $47.88 on November 3, 2015, and as low as $26.19 on February 11, 2016. Gasoline prices followed a similar pattern, starting out the six-month period at an average of $2.29 – before settling at $2.06 on March 31, 36 cents lower than the same time in 2015. The price of gold also fluctuated over the course of the six months, starting the period at $1,119 per ounce, before finishing the first quarter at $1,237.

Key events that characterized the period

Thanks to a robust October rally, U.S. stocks performed relatively well in the final quarter of 2015 against the backdrop of a somewhat disappointing first three quarters, when several factors had kept share prices from making much upward headway. These included weak commodity prices – especially crude oil, uncertainty about the timing of the Fed’s first interest rate hike since 2006, investor concerns about the strength and durability of the U.S. economic recovery, and worries over China and emerging markets worldwide.

After an extremely volatile third quarter of 2015, share prices recovered strongly in October, with two of the most widely followed U.S. equity benchmarks, the Dow Jones Industrial AverageSM (the “Dow”) and the S&P 500® Index, turning in their best monthly gains since October 2011. Investor fears about China and crude oil eased, and a weak September payroll number fueled hopes that the Fed might delay raising short-term interest rates; however, the October and November employment reports were considerably stronger. This renewed talk of a rate increase – which, in fact, finally occurred at the mid-December meeting, when the Fed hiked the target range for the federal funds rate – the Fed’s overnight bank lending rate – to 0.25%-0.50% from 0%-0.25%. Elsewhere, crude oil broke to another new low for the year in December and ended 2015 with an annual decline of 31% after falling almost 50% in 2014. These factors led to choppy market action over the final two months of the year.

The U.S. economy continued to improve, although results were mixed. For example, in mid-October, several housing reports yielded generally positive results, whereas later that month, the housing outlook was muddled by new home sales figures that were the lowest since November 2014. On the other hand, there was mostly good news on the employment front, as jobless claims experienced a favorable downward trend during the fourth quarter – and first-time jobless claims dropped to a 42-year low in mid-December. This was despite the October Job Openings and Labor Turnover Survey, which in December showed a decline in job openings from 5.526 million to 5.383 million. Employment news remained largely positive, however, as even the manufacturing sector, which struggled from falling exports due to a strong dollar, posted encouraging results in the fourth quarter of 2015.

(Continued)

MassMutual Premier Funds – President’s Letter to Shareholders (Unaudited) (Continued)

After experiencing a steep plunge and vigorous recovery as recently as August and October, respectively, U.S. stocks repeated that scenario in the first quarter of 2016. In both cases, concerns about China’s slowing economy and falling crude oil prices helped to drive weakness in share prices. Adding to these concerns at the start of 2016 was fear of slowing global and domestic economic growth, the latter underscored by initial estimates that U.S. gross domestic product (“GDP”) expanded by a disappointing 0.7% rate in the fourth quarter of 2015, although that number was subsequently revised upward.

Share prices continued to struggle early in February, as global equity markets moved roughly in tandem with the price of oil, which declined early on, but rallied later in the month on hopes that producers would curtail supply. Concerns about the European banking system also worried investors early in February. In the U.S., a weak January employment report stoked fears that a recession could be on the horizon. However, later in the quarter, upward revisions in estimated fourth-quarter U.S. economic growth, first to 1.0% and ultimately to 1.4%, helped the equity markets rebound. The employment picture also brightened, as February’s nonfarm payrolls came in significantly stronger than the previous two months’. At the same time, the payroll numbers for both January and December were revised upward.

The rally in equities continued in March, with the Fed doing its part by reassuring investors that the central bank would be cautious about implementing further hikes in short-term interest rates. Stocks ended March near their highs for the quarter and only a scant few percent off their all-time highs.

The major stock indexes in the U.S. advanced for the six months ended March 31, 2016 – largely, but not entirely – outperforming foreign developed and emerging markets. The blue-chip Dow climbed 10.07% to lead the major market indexes for the period. Next were the large-cap stock S&P 500 Index, which rose 8.49%; and the technology-heavy NASDAQ Composite® Index, which advanced 6.07%. The Russell 2000® Index, a benchmark of small-cap stocks, gained a much more modest 2.02% over the six months. In international markets, the MSCI EAFE Index, an indicator of foreign developed-market stocks, posted a mere 1.56% advance, while the MSCI Emerging Markets Index, a measure of the performance of emerging stock markets throughout the world, had a more impressive 6.41% return. Fixed-income investments advanced somewhat during the period, with the Barclays U.S. Aggregate Bond Index returning 2.44%.*

Review and maintain your strategy

MassMutual knows that nothing matters more than the safety and well-being of your loved ones. Because we know that you want to protect those who matter most to you, we’d like to remind you as a retirement investor that it’s important to maintain perspective and have realistic expectations about the future performance of your investment accounts. Please keep in mind that the financial markets go both up and down – and that it is nearly impossible to predict their future direction. That’s why our primary focus is to help you take the necessary steps to plan appropriately for your retirement – one that you aspire to enjoy on your terms. If you work with a financial professional and haven’t met with him or her recently, this might be a good time to review your retirement investment strategy. MassMutual believes you are wise to maintain a strategy that is suited to how comfortable you are with the markets’ ups and downs, how long you have to save and invest, and what your specific financial goals are. And as always, we thank you for your confidence in MassMutual.

Sincerely,

Eric Wietsma

President

The information provided is the opinion of MassMutual Retirement Services Investments Services as of 4/1/16 and is subject to change without notice. It is not to be construed as tax, legal or investment advice. Of course, past performance does not guarantee future results.

*	Indexes are unmanaged, do not incur fees or expenses and cannot be purchased directly for investment.

MassMutual Premier U.S. Government Money Market Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Premier U.S. Government Money Market Fund, and who is the Fund’s subadviser?

Please note that prior to May 1, 2016, the Fund was known as the Premier Money Market Fund. The Fund’s investment objective and investment strategy also changed on May 1, 2016.

The Fund seeks current income consistent with preservation of capital and liquidity. Under normal circumstances, the Fund invests at least 99.5% of its total assets in cash, U.S. Government securities, and/or repurchase agreements fully collateralized by cash or U.S. Government securities. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. Government securities and repurchase agreements that are fully collateralized by U.S. Government securities. The Fund’s subadviser is Babson Capital Management LLC (Babson Capital). The Fund seeks to maintain, but does not guarantee, a stable $1.00 share price. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

MassMutual Premier U.S. Government Money Market Fund Portfolio Characteristics (% of Net Assets) on 3/31/16

Commercial Paper	62.6%
U.S. Government Obligations	19.9%
Discount Notes	11.9%
Repurchase Agreement	7.2%
U.S. Treasury Bill	0.1%
Time Deposit	0.0%

Total Short-Term Investments	101.7%
Other Assets and Liabilities	(1.7)%

Net Assets	100.0%

MassMutual Premier Short-Duration Bond Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Short-Duration Bond Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve a high total rate of return primarily from current income while minimizing fluctuations in capital values by investing primarily in a diversified portfolio of short-term investment grade fixed income securities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade fixed income securities (rated Baa3 or higher by Moody’s, BBB- or higher by Standard & Poor’s or the equivalent by any NRSRO, or, if unrated, determined to be of comparable quality by the subadviser). The Fund’s subadviser is Babson Capital Management LLC (Babson Capital).

MassMutual Premier Short-Duration Bond Fund Portfolio Characteristics (% of Net Assets) on 3/31/16

Corporate Debt	40.9%
Non-U.S. Government Agency Obligations	36.7%
U.S. Treasury Obligations	14.5%
U.S. Government Agency Obligations and Instrumentalities	6.6%
Municipal Obligations	0.2%
Preferred Stock	0.0%

Total Long-Term Investments	98.9%
Short-Term Investments and Other Assets and Liabilities	1.1%

Net Assets	100.0%

MassMutual Premier Inflation-Protected and Income Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Inflation-Protected and Income Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve as high a total rate of real return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in inflation-indexed bonds and other income-producing securities. The Fund’s subadviser is Babson Capital Management LLC (Babson Capital).

MassMutual Premier Inflation-Protected and Income Fund Portfolio Characteristics (% of Net Assets) on 3/31/16

U.S. Treasury Obligations	92.0%
Non-U.S. Government Agency Obligations	46.3%
Corporate Debt	4.2%
Municipal Obligations	0.2%
U.S. Government Agency Obligations and Instrumentalities	0.1%

Total Long-Term Investments	142.8%
Short-Term Investments and Other Assets and Liabilities	(42.8)%

Net Assets	100.0%

MassMutual Premier Core Bond Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Core Bond Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve a high total rate of return consistent with prudent investment risk and the preservation of capital by investing primarily in a diversified portfolio of investment grade fixed income securities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade fixed income securities (rated Baa3 or higher by Moody’s, BBB- or higher by Standard & Poor’s or the equivalent by any NRSRO, or, if unrated, determined to be of comparable quality by the subadviser). The Fund’s subadviser is Babson Capital Management LLC (Babson Capital).

MassMutual Premier Core Bond Fund Portfolio Characteristics (% of Net Assets) on 3/31/16

Corporate Debt	34.9%
U.S. Government Agency Obligations and Instrumentalities	26.4%
Non-U.S. Government Agency Obligations	23.2%
U.S. Treasury Obligations	12.0%
Municipal Obligations	1.3%
Sovereign Debt Obligations	1.0%
Preferred Stock	0.3%

Total Long-Term Investments	99.1%
Short-Term Investments and Other Assets and Liabilities	0.9%

Net Assets	100.0%

MassMutual Premier Diversified Bond Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Diversified Bond Fund, and who is the Fund’s subadviser?

The Fund seeks a superior total rate of return by investing in fixed income instruments. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities. The Fund’s subadviser is Babson Capital Management LLC (Babson Capital).

MassMutual Premier Diversified Bond Fund Portfolio Characteristics (% of Net Assets) on 3/31/16

Corporate Debt	39.0%
U.S. Government Agency Obligations and Instrumentalities	24.6%
Non-U.S. Government Agency Obligations	22.1%
U.S. Treasury Obligations	9.7%
Sovereign Debt Obligations	0.8%
Municipal Obligations	0.4%
Preferred Stock	0.2%
Common Stock	0.0%

Total Long-Term Investments	96.8%
Short-Term Investments and Other Assets and Liabilities	3.2%

Net Assets	100.0%

MassMutual Premier High Yield Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier High Yield Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve a high level of total return, with an emphasis on current income, by investing primarily in high yield debt and related securities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in lower rated fixed income securities (rated below Baa3 by Moody’s, BBB- or lower by Standard & Poor’s or the equivalent by any NRSRO (using the lower rating) or, if unrated, determined by the Fund’s subadviser to be of below investment grade quality). The Fund’s subadviser is Babson Capital Management LLC (Babson Capital).

MassMutual Premier High Yield Fund Portfolio Characteristics (% of Net Assets) on 3/31/16

Corporate Debt	90.7%
Bank Loans	1.9%
Common Stock	0.1%

Total Long-Term Investments	92.7%
Short-Term Investments and Other Assets and Liabilities	7.3%

Net Assets	100.0%

MassMutual Premier Balanced Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Balanced Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve a high total rate of return over an extended period of time consistent with the preservation of capital by investing in a diversified portfolio of equity securities, fixed income securities, and money market instruments. The Fund invests across different asset classes (U.S. equity securities, international equity securities, fixed income securities, including bank loans and Rule 144A securities, and money market instruments), each represented by a different segment of the Fund’s portfolio. The subadviser typically adjusts the allocation among the four segments, based on its judgment about each segment’s potential for returns in comparison with those of other segments and corresponding risk. The Fund’s subadviser is Babson Capital Management LLC (Babson Capital).

MassMutual Premier Balanced Fund Portfolio Characteristics (% of Net Assets) on 3/31/16

Common Stock	57.8%
Corporate Debt	12.0%
Mutual Funds	9.5%
U.S. Government Agency Obligations and Instrumentalities	9.0%
Non-U.S. Government Agency Obligations	7.9%
U.S. Treasury Obligations	2.5%
Municipal Obligations	0.4%
Sovereign Debt Obligations	0.4%
Preferred Stock	0.1%
Rights	0.0%

Total Long-Term Investments	99.6%
Short-Term Investments and Other Assets and Liabilities	0.4%

Net Assets	100.0%

MassMutual Premier Value Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Value Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve long-term capital appreciation primarily through investment in a portfolio of common stocks of established companies with varying market capitalizations that the Fund’s subadviser believes are undervalued in the marketplace. While the Fund does not limit its investments to issuers in a particular capitalization range, the subadviser currently focuses on securities of larger size companies. The Fund’s subadviser is OFI Global Institutional, Inc. (OFI Global).

MassMutual Premier Value Fund Largest Holdings (% of Net Assets) on 3/31/16

Ally Financial, Inc.	3.2%
JP Morgan Chase & Co.	3.2%
Pfizer, Inc.	2.8%
Citigroup, Inc.	2.7%
American International Group, Inc.	2.7%
Bank of America Corp.	2.7%
Broadcom Ltd.	2.6%
Edison International	2.6%
Suncor Energy, Inc.	2.6%
UnitedHealth Group, Inc.	2.5%

27.6%

MassMutual Premier Value Fund Sector Table (% of Net Assets) on 3/31/16

Financial	22.8%
Consumer, Non-cyclical	17.9%
Energy	13.7%
Technology	11.6%
Industrial	11.4%
Consumer, Cyclical	10.3%
Communications	7.1%
Utilities	3.5%
Mutual Funds	1.4%
Basic Materials	1.3%

Total Long-Term Investments	101.0%
Short-Term Investments and Other Assets and Liabilities	(1.0)%

Net Assets	100.0%

MassMutual Premier Disciplined Value Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Disciplined Value Fund, and who is the Fund’s subadviser?

The Fund seeks to create a diversified portfolio of equity securities in order to outperform the total return performance of its benchmark, the Russell 1000® Value Index*. Under normal circumstances, the Fund invests mainly in common stocks of companies that the Fund’s subadviser considers to be undervalued. The Fund will normally invest in common stocks of companies with market capitalizations of at least $200 million at the time of purchase. The Fund’s subadviser is Babson Capital Management LLC (Babson Capital).

* The Fund is not promoted, sponsored, or endorsed by, nor in any way affiliated with Russell Investment Group (“Russell”). Russell is not responsible for and has not reviewed the Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise. The Russell 1000® Value Index and Russell® are trademarks of the Frank Russell Company.

MassMutual Premier Disciplined Value Fund Largest Holdings (% of Net Assets) on 3/31/16

General Electric Co.	3.4%
Johnson & Johnson	3.3%
Exxon Mobil Corp.	3.2%
JP Morgan Chase & Co.	2.2%
Wells Fargo & Co.	2.0%
Cisco Systems, Inc.	1.9%
Microsoft Corp.	1.9%
Pfizer, Inc.	1.8%
AT&T, Inc.	1.7%
Bank of America Corp.	1.4%

22.8%

MassMutual Premier Disciplined Value Fund Sector Table (% of Net Assets) on 3/31/16

Financial	26.5%
Consumer, Non-cyclical	16.5%
Industrial	12.1%
Technology	10.4%
Energy	10.1%
Consumer, Cyclical	8.0%
Communications	7.7%
Utilities	5.8%
Basic Materials	2.5%

Total Long-Term Investments	99.6%
Short-Term Investments and Other Assets and Liabilities	0.4%

Net Assets	100.0%

MassMutual Premier Main Street Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Main Street Fund, and who is the Fund’s subadviser?

The Fund seeks a high total return by investing primarily in common stocks of U.S. companies of different capitalization ranges. The Fund’s subadviser currently focuses on “large capitalization” issuers, which are considered to be companies with market capitalizations at the time of purchase within the market capitalization range of companies included within the Russell 1000® Index, although it may purchase stocks of companies with any market capitalization. The Fund’s subadviser is OFI Global Institutional, Inc. (OFI Global).

MassMutual Premier Main Street Fund Largest Holdings (% of Net Assets) on 3/31/16

Apple, Inc.	5.2%
Alphabet, Inc. Class C	5.0%
General Electric Co.	4.3%
Philip Morris International, Inc.	3.3%
CME Group, Inc.	3.3%
Comcast Corp. Class A	3.1%
The Kraft Heinz Co. (The)	2.8%
Berkshire Hathaway, Inc. Class B	2.8%
Mondelez International, Inc. Class A	2.7%
PepsiCo, Inc.	2.7%

35.2%

MassMutual Premier Main Street Fund Sector Table (% of Net Assets) on 3/31/16

Consumer, Non-cyclical	27.9%
Financial	16.8%
Communications	14.2%
Industrial	12.0%
Technology	9.4%
Energy	6.6%
Consumer, Cyclical	6.1%
Utilities	2.8%
Basic Materials	1.8%
Mutual Funds	0.0%

Total Long-Term Investments	97.6%
Short-Term Investments and Other Assets and Liabilities	2.4%

Net Assets	100.0%

MassMutual Premier Disciplined Growth Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Disciplined Growth Fund, and who is the Fund’s subadviser?

The Fund seeks to create a diversified portfolio of equity securities in order to outperform the total return performance of its benchmark, the Russell 1000® Growth Index*. Under normal circumstances, the Fund invests mainly in common stocks of companies that the Fund’s subadviser believes offer the potential for long-term growth. The Fund will normally invest in common stocks of companies with market capitalizations of at least $200 million at the time of purchase. The Fund’s subadviser is Babson Capital Management LLC (Babson Capital).

* The Fund is not promoted, sponsored, or endorsed by, nor in any way affiliated with Russell Investment Group (“Russell”). Russell is not responsible for and has not reviewed the Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise. The Russell 1000® Growth Index and Russell® are trademarks of the Frank Russell Company.

MassMutual Premier Disciplined Growth Fund Largest Holdings (% of Net Assets) on 3/31/16

Apple, Inc.	6.1%
Microsoft Corp.	2.6%
Verizon Communications, Inc.	2.5%
Alphabet, Inc. Class A	2.1%
Facebook, Inc. Class A	2.1%
Gilead Sciences, Inc.	2.0%
Alphabet, Inc. Class C	1.9%
Amgen, Inc.	1.5%
The Home Depot, Inc.	1.4%
Amazon.com, Inc.	1.3%

23.5%

MassMutual Premier Disciplined Growth Fund Sector Table (% of Net Assets) on 3/31/16

Consumer, Non-cyclical	27.2%
Communications	19.4%
Consumer, Cyclical	18.4%
Technology	17.2%
Industrial	10.9%
Financial	4.7%
Basic Materials	2.1%
Energy	0.5%
Utilities	0.1%

Total Long-Term Investments	100.5%
Short-Term Investments and Other Assets and Liabilities	(0.5)%

Net Assets	100.0%

MassMutual Premier Small Cap Opportunities Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Small Cap Opportunities Fund, and who is the Fund’s subadviser?

The Fund seeks capital appreciation by investing primarily in common stocks of small-capitalization U.S. companies that the Fund’s subadviser believes have favorable business trends or prospects based on fundamental analysis. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of small-cap companies. The Fund’s subadviser is OFI Global Institutional, Inc. (OFI Global).

MassMutual Premier Small Cap Opportunities Fund Largest Holdings (% of Net Assets) on 3/31/16

WellCare Health Plans, Inc.	2.3%
Pinnacle Foods, Inc.	2.2%
Prestige Brands Holdings, Inc.	2.1%
FirstMerit Corp.	2.1%
BankUnited, Inc.	2.0%
MB Financial, Inc.	1.9%
MKS Instruments, Inc.	1.9%
Korn/Ferry International	1.8%
CACI International, Inc. Class A	1.8%
j2 Global, Inc.	1.8%

19.9%

MassMutual Premier Small Cap Opportunities Fund Sector Table (% of Net Assets) on 3/31/16

Consumer, Non-cyclical	27.1%
Financial	21.8%
Technology	16.0%
Consumer, Cyclical	11.9%
Mutual Funds	11.1%
Industrial	11.0%
Energy	4.3%
Basic Materials	3.1%
Utilities	1.9%
Communications	1.1%

Total Long-Term Investments	109.3%
Short-Term Investments and Other Assets and Liabilities	(9.3)%

Net Assets	100.0%

MassMutual Premier Global Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Global Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital appreciation by investing primarily in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities, including American Depositary Receipts, and can invest in any country, including developing or emerging market countries. However, the Fund currently emphasizes investments in developed markets such as the United States, Western European countries, and Japan. The Fund normally will invest in at least three countries (one of which may be the United States) and typically invests in a number of different countries. The Fund’s subadviser is OppenheimerFunds, Inc. (OFI).

MassMutual Premier Global Fund Largest Holdings (% of Net Assets) on 3/31/16

The McGraw Hill Financial, Inc.	2.9%
Aetna, Inc.	2.8%
Airbus Group SE	2.5%
Colgate-Palmolive Co.	2.5%
Alphabet, Inc. Class C	2.4%
Alphabet, Inc. Class A	2.4%
Murata Manufacturing Co. Ltd.	2.3%
SAP SE	2.2%
Intuit, Inc.	2.2%
Facebook, Inc. Class A	2.2%

24.4%

MassMutual Premier Global Fund Sector Table (% of Net Assets) on 3/31/16

Consumer, Non-cyclical	26.3%
Industrial	17.9%
Financial	17.7%
Communications	16.0%
Consumer, Cyclical	9.1%
Technology	8.3%
Mutual Funds	3.7%
Diversified	2.1%
Energy	1.4%
Basic Materials	0.9%

Total Long-Term Investments	103.4%
Other Assets and Liabilities	(3.4)%

Net Assets	100.0%

MassMutual Premier International Equity Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier International Equity Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve long-term capital appreciation by investing primarily in common stock of foreign companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of foreign companies. The Fund’s subadviser is OFI Global Institutional, Inc. (OFI Global).

MassMutual Premier International Equity Fund Largest Holdings (% of Net Assets) on 3/31/16

Dollarama, Inc.	1.9%
Infineon Technologies AG	1.7%
Oppenheimer Institutional Money Market Fund Class E	1.7%
Continental AG	1.7%
Nippon Telegraph & Telephone Corp.	1.7%
Carnival Corp.	1.6%
Valeo SA	1.4%
Novo Nordisk A/S Class B	1.4%
Heineken NV	1.4%
Aalberts Industries NV	1.3%

15.8%

MassMutual Premier International Equity Fund Sector Table (% of Net Assets) on 3/31/16

Consumer, Non-cyclical	28.1%
Consumer, Cyclical	20.0%
Industrial	16.8%
Communications	13.9%
Technology	10.3%
Mutual Funds	5.0%
Basic Materials	4.5%
Financial	3.4%
Diversified	1.0%
Energy	0.4%

Total Long-Term Investments	103.4%
Other Assets and Liabilities	(3.4)%

Net Assets	100.0%

MassMutual Premier Strategic Emerging Markets Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Strategic Emerging Markets Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital growth by investing mainly in common stocks of issuers in developing and emerging markets throughout the world and at times, up to 100% of its total assets in foreign securities. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of issuers whose principal activities are in a developing (or emerging) market, i.e., are in a developing market or are economically tied to a developing market country. The Fund will invest in at least three developing markets. In general, countries may be considered developing or emerging markets if they are included in any one of the Morgan Stanley Capital Index (“MSCI”) emerging markets indices, classified as a developing or emerging market, or classified under a similar or corresponding classification, by organizations such as the World Bank and the International Monetary Fund, or have economies, industries, and stock markets with similar characteristics. The Fund’s subadviser is OFI Global Institutional, Inc. (OFI Global).

MassMutual Premier Strategic Emerging Markets Fund Largest Holdings (% of Net Assets) on 3/31/16

Tencent Holdings Ltd.	4.5%
Housing Development Finance Corp.	4.1%
Alibaba Group Holding Ltd. Sponsored ADR (Cayman Islands)	3.7%
Baidu, Inc. Sponsored ADR (Cayman Islands)	3.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.3%
Magnit OJSC	3.2%
Infosys Technologies Ltd.	3.0%
Ctrip.com International Ltd. ADR	2.5%
AIA Group Ltd.	2.3%
NovaTek OAO	2.2%

32.1%

MassMutual Premier Strategic Emerging Markets Fund Sector Table (% of Net Assets) on 3/31/16

Financial	22.3%
Communications	20.1%
Consumer, Non-cyclical	18.1%
Consumer, Cyclical	14.9%
Technology	7.7%
Industrial	3.3%
Diversified	2.8%
Mutual Funds	2.5%
Energy	2.2%
Basic Materials	1.6%

Total Long-Term Investments	95.5%
Short-Term Investments and Other Assets and Liabilities	4.5%

Net Assets	100.0%

MassMutual Premier U.S. Government Money Market Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 101.7%
Commercial Paper — 62.6%
ABB Treasury Center USA, Inc. (a) 0.370% 4/13/16	$9,000,000	$8,998,890
Abbey National Treasury Services PLC 0.630% 4/12/16	9,000,000	8,998,267
Archer-Daniels-Midland Co. (a) 0.330% 4/01/16	6,000,000	6,000,000
Basin Electric Power Cooperative (a) 0.460% 4/19/16	2,000,000	1,999,540
Basin Electric Power Cooperative (a) 0.550% 4/18/16	7,050,000	7,048,169
BMW US Capital LLC (a) 0.480% 4/05/16	9,000,000	8,999,520
Brown-Forman Corp. (a) 0.500% 4/25/16	8,000,000	7,997,333
Cargill Global Funding PLC (a) 0.380% 4/06/16	9,000,000	8,999,525
CDP Financial, Inc. (a) 0.400% 4/01/16	9,000,000	9,000,000
Coca-Cola Co. (The) (a) 0.490% 4/28/16	6,600,000	6,597,575
Dover Corp. (a) 0.400% 4/05/16	4,375,000	4,374,806
Estee Lauder Cos., Inc. Class A (The) (a) 0.360% 4/19/16	4,000,000	3,999,280
Estee Lauder Cos., Inc. Class A (The) (a) 0.390% 4/07/16	5,000,000	4,999,675
Henkel of America, Inc. (a) 0.440% 4/29/16	7,350,000	7,347,485
Henkel of America, Inc. (a) 0.460% 4/29/16	1,650,000	1,649,410
Honeywell International, Inc. (a) 0.400% 4/28/16	9,000,000	8,997,300
Intel Corp. (a) 0.500% 4/27/16	9,000,000	8,996,750
Intercontinental Exchange, Inc. (a) 0.440% 4/01/16	9,000,000	9,000,000
John Deere Capital Corp. (a) 0.390% 4/21/16	9,000,000	8,998,050
L’Oreal USA, Inc. (a) 0.370% 4/25/16	3,100,000	3,099,235
L’Oreal USA, Inc. (a) 0.380% 4/18/16	5,900,000	5,898,941
National Rural Utilities Cooperative Finance Corp. 0.360% 4/15/16	4,000,000	3,999,440
National Rural Utilities Cooperative Finance Corp. 0.370% 4/12/16	5,000,000	4,999,435
Pfizer, Inc. (a) 0.600% 4/04/16	5,600,000	5,599,720

	Principal Amount	Value
Precision Castparts Corp. (a) 0.340% 4/22/16	$9,000,000	$8,998,215
Proctor Gamble And Co. (The) (a) 0.300% 4/26/16	9,000,000	8,998,125
Reckitt Benckiser Treasury Services PLC (a) 0.400% 4/01/16	1,050,000	1,050,000
Reckitt Benckiser Treasury Services PLC (a) 0.400% 4/04/16	8,000,000	7,999,733
Roche Holding, Inc. (a) 0.420% 4/26/16	7,200,000	7,197,900
Toyota Motor Credit Corp. 0.340% 4/18/16	7,000,000	6,998,876
Unilever Capital Crop. (a) 0.490% 4/25/16	5,400,000	5,398,236
UnitedHealth Group, Inc. (a) 0.660% 4/22/16	7,000,000	6,997,305
UnitedHealth Group, Inc. (a) 0.670% 4/05/16	2,000,000	1,999,851
Wal-Mart Stores, Inc. (a) 0.450% 4/29/16	6,800,000	6,797,620

		219,034,207

Discount Notes — 11.9%
Federal Home Loan Bank Discount Notes 0.390% 4/27/16	2,700,000	2,699,240
Federal Home Loan Bank Discount Notes 0.450% 7/27/16	6,000,000	5,991,225
Federal Home Loan Bank Discount Notes 0.460% 8/17/16	4,400,000	4,392,241
Federal Home Loan Bank Discount Notes 0.465% 7/27/16	3,300,000	3,295,013
Federal Home Loan Bank Discount Notes 0.480% 8/10/16	2,200,000	2,196,157
Federal Home Loan Bank Discount Notes 0.510% 8/31/16	1,000,000	997,847
Federal Home Loan Mortgage Corp. 0.470% 8/05/16	12,000,000	11,980,260
Federal Home Loan Mortgage Corp. 0.485% 9/23/16	5,000,000	4,988,212
Federal National Mortgage Association 0.320% 4/06/16	3,000,000	2,999,867
Federal National Mortgage Association 0.400% 6/24/16	861,000	860,196

The accompanying notes are an integral part of the financial statements.

MassMutual Premier U.S. Government Money Market Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Federal National Mortgage Association 0.560% 11/23/16	$1,400,000	$1,394,860

		41,795,118

Repurchase Agreement — 7.2%
HSBC Securities (USA) Inc. Tri-Party Repurchase Agreement, dated 3/31/16, 0.260%, due 4/01/16 (b)	25,000,000	25,000,000

Time Deposit — 0.0%
Euro Time Deposit 0.010% 4/01/16	134,954	134,954

U.S. Government Obligations — 19.9%
U.S. Treasury Note, 0.369%, due 4/30/16	10,000,000	10,000,145
U.S. Treasury Note, 0.375%, due 5/31/16	10,000,000	10,000,986
U.S. Treasury Note, 0.384%, due 1/31/17	9,500,000	9,501,765
U.S. Treasury Note, 0.500%, due 7/31/16	2,500,000	2,500,371
U.S. Treasury Note, 0.500%, due 8/31/16	9,000,000	8,995,245
U.S. Treasury Note, 0.625%, due 7/15/16	5,000,000	5,001,626
U.S. Treasury Note, 0.625%, due 8/15/16	10,000,000	10,000,224
U.S. Treasury Note, 0.875%, due 11/30/16	3,900,000	3,906,367
U.S. Treasury Note, 1.000%, due 8/31/16	8,000,000	8,009,785
U.S. Treasury Note, 1.500%, due 6/30/16	1,700,000	1,703,817

		69,620,331

U.S. Treasury Bill — 0.1%
U.S. Treasury Bill 0.525% 6/23/16	300,000	299,637

TOTAL SHORT-TERM INVESTMENTS (Cost $355,884,247)		355,884,247

TOTAL INVESTMENTS — 101.7% (Cost $355,884,247) (c)		355,884,247

Other Assets/(Liabilities) — (1.7)%		(5,858,619)

NET ASSETS — 100.0%		$350,025,628

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, these securities amounted to a value of $194,038,189 or 55.44% of net assets.
(b)	Maturity value of $25,000,181. Collateralized by U.S. Government Agency obligations with a rate of 1.375% – 2.125%, maturity date of 12/31/18 – 2/15/41, and an aggregate market value, including accrued interest, of $25,504,558.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.0%

PREFERRED STOCK — 0.0%
Energy — 0.0%
Oil & Gas — 0.0%
Southwestern Energy Co. 6.250%	12,900	$252,969

TOTAL PREFERRED STOCK (Cost $645,000)		252,969

TOTAL EQUITIES (Cost $645,000)		252,969

	Principal Amount
BONDS & NOTES — 98.9%

CORPORATE DEBT — 40.9%
Aerospace & Defense — 1.0%
Harris Corp. 1.999% 4/27/18	$2,800,000	2,794,923
L-3 Communications Corp. 5.200% 10/15/19	2,890,000	3,077,174

		5,872,097

Agriculture — 1.4%
Bunge Ltd. Finance Corp. 3.200% 6/15/17	4,895,000	4,928,829
Imperial Brands Finance PLC (a) 2.950% 7/21/20	2,878,000	2,958,613

		7,887,442

Airlines — 0.0%
American Airlines Pass-Through Trust, Series 2014-1, Class B 4.375% 4/01/24	104,507	103,544

Auto Manufacturers — 1.8%
American Honda Finance Corp. 1.700% 2/22/19	1,800,000	1,814,952
Ford Motor Credit Co. LLC 2.240% 6/15/18	3,080,000	3,083,918
General Motors Co. 3.500% 10/02/18	595,000	609,064
General Motors Financial Co., Inc. 3.100% 1/15/19	905,000	915,823
General Motors Financial Co., Inc. 3.200% 7/13/20	705,000	703,424
Hyundai Capital America (a) 2.400% 10/30/18	2,350,000	2,365,679
Hyundai Capital America (a) 2.550% 2/06/19	485,000	488,111

		9,980,971

Banks — 8.4%
ANZ New Zealand Int’l Ltd. (a) 2.250% 2/01/19	2,965,000	2,991,468

	Principal Amount	Value
Banco Bilbao Vizcaya Argentaria SA 3.000% 10/20/20	$2,740,000	$2,768,126
Barclays PLC 3.250% 1/12/21	3,270,000	3,255,988
BNP Paribas SA 2.375% 5/21/20	795,000	799,777
BPCE SA 2.650% 2/03/21	2,590,000	2,613,471
CIT Group, Inc. 4.250% 8/15/17	3,200,000	3,256,352
Credit Agricole SA (a) 2.750% 6/10/20	1,395,000	1,417,222
Credit Suisse AG 1.750% 1/29/18	3,000,000	3,005,331
Credit Suisse Group Funding Guernsey Ltd. 2.750% 3/26/20	2,800,000	2,763,158
First Horizon National Corp. 3.500% 12/15/20	3,120,000	3,117,788
The Goldman Sachs Group, Inc. 2.750% 9/15/20	3,000,000	3,043,608
The Goldman Sachs Group, Inc. 2.875% 2/25/21	2,720,000	2,767,823
Intesa Sanpaolo SpA 3.875% 1/16/18	2,760,000	2,824,438
Itau Unibanco Holding SA (a) 2.850% 5/26/18	840,000	828,660
Mitsubishi UFJ Trust & Banking Corp. (a) 2.650% 10/19/20	2,830,000	2,877,632
National Australia Bank Ltd. 2.000% 1/14/19	2,520,000	2,536,216
Nordea Bank AB (a) 2.500% 9/17/20	1,960,000	1,984,545
Regions Financial Corp. 2.000% 5/15/18	3,000,000	2,980,950
Regions Financial Corp. 7.500% 5/15/18	340,000	374,668
Santander UK Group Holdings PLC 3.125% 1/08/21	1,100,000	1,106,434
SVB Financial Group 5.375% 9/15/20	225,000	250,013

		47,563,668

Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc. 2.650% 2/01/21	1,735,000	1,782,863

Biotechnology — 0.5%
Celgene Corp. 2.250% 5/15/19	270,000	273,916

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Celgene Corp. 2.875% 8/15/20	$2,525,000	$2,600,642

		2,874,558

Building Materials — 0.6%
Martin Marietta Material, Inc. 3 mo. USD LIBOR + 1.100%, FRN 1.703% 6/30/17	585,000	579,634
Masco Corp. 3.500% 4/01/21	830,000	836,225
Masco Corp. 7.125% 3/15/20	1,750,000	2,014,687

		3,430,546

Chemicals — 1.2%
Airgas, Inc. 3.050% 8/01/20	2,885,000	2,952,059
Ecolab, Inc. 2.000% 1/14/19	1,425,000	1,437,673
Ecolab, Inc. 4.350% 12/08/21	695,000	767,287
LyondellBasell Industries NV 5.000% 4/15/19	450,000	480,758
RPM International, Inc. 6.125% 10/15/19	952,000	1,055,370

		6,693,147

Commercial Services — 1.4%
Leidos Holdings, Inc. 4.450% 12/01/20	2,861,000	2,818,114
McGraw Hill Financial, Inc. 3.300% 8/14/20	2,050,000	2,120,747
The Western Union Co. 5.930% 10/01/16	3,050,000	3,117,872

		8,056,733

Computers — 0.5%
Hewlett Packard Enterprise Co. (a) 2.850% 10/05/18	2,730,000	2,775,842

Diversified Financial — 4.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.500% 5/15/21	2,050,000	2,094,834
Air Lease Corp. 2.125% 1/15/18	2,200,000	2,178,000
Air Lease Corp. 3.375% 1/15/19	1,075,000	1,071,641
Air Lease Corp. STEP 5.625% 4/01/17	190,000	195,210
Ally Financial, Inc. 3.600% 5/21/18	1,285,000	1,273,756
Ally Financial, Inc. 4.750% 9/10/18	2,020,000	2,050,300

	Principal Amount	Value
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 3.500% 3/15/17	$2,730,000	$2,716,350
International Lease Finance Corp. 3 mo. USD LIBOR + 1.950%, FRN 2.584% 6/15/16	1,800,000	1,801,679
International Lease Finance Corp. 3.875% 4/15/18	270,000	271,539
International Lease Finance Corp. 5.750% 5/15/16	2,208,000	2,213,520
Lazard Group LLC 4.250% 11/14/20	1,510,000	1,576,872
Lazard Group LLC 6.850% 6/15/17	104,000	109,596
Merrill Lynch & Co., Inc. 5.700% 5/02/17	3,100,000	3,223,829
Morgan Stanley 4.750% 3/22/17	4,500,000	4,647,676

		25,424,802

Electric — 0.8%
Ameren Corp. 2.700% 11/15/20	1,165,000	1,181,352
Entergy Texas, Inc. 2.550% 6/01/21	325,000	326,529
Entergy Texas, Inc. 7.125% 2/01/19	1,780,000	2,021,881
IPALCO Enterprises, Inc. 5.000% 5/01/18	900,000	945,000
Tri-State Generation & Transmission Association, Series 2003, Class A (a) 6.040% 1/31/18	104,496	110,615

		4,585,377

Electronics — 0.1%
Jabil Circuit, Inc. 7.750% 7/15/16	410,000	415,906
Jabil Circuit, Inc. 8.250% 3/15/18	255,000	276,675

		692,581

Environmental Controls — 0.3%
Clean Harbors, Inc. 5.250% 8/01/20	1,400,000	1,434,860

Foods — 0.1%
JBS Investments GmbH (a) 7.750% 10/28/20	634,000	627,660
Tyson Foods, Inc. 2.650% 8/15/19	180,000	184,602

		812,262

Forest Products & Paper — 0.5%
Sappi Papier Holding GmbH (a) 7.750% 7/15/17	2,750,000	2,880,625

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Hand & Machine Tools — 0.4%
Kennametal, Inc. 2.650% 11/01/19	$85,000	$79,940
Stanley Black & Decker, Inc. 2.451% 11/17/18	1,890,000	1,919,172

		1,999,112

Health Care – Products — 0.4%
Boston Scientific Corp. 2.850% 5/15/20	785,000	797,245
Zimmer Biomet Holdings, Inc. 2.000% 4/01/18	1,213,000	1,215,882

		2,013,127

Health Care – Services — 1.0%
Anthem, Inc. 1.875% 1/15/18	1,055,000	1,058,342
HCA, Inc. 3.750% 3/15/19	2,950,000	3,021,980
UnitedHealth Group, Inc. 1.700% 2/15/19	1,625,000	1,638,463

		5,718,785

Holding Company – Diversified — 0.5%
Hutchison Whampoa International 14 Ltd. (a) 1.625% 10/31/17	2,580,000	2,578,963

Home Builders — 0.5%
Lennar Corp. 4.500% 11/15/19	2,833,000	2,946,320

Housewares — 0.3%
Newell Rubbermaid, Inc. 2.600% 3/29/19	1,820,000	1,846,466

Insurance — 1.9%
American International Group, Inc. 3.300% 3/01/21	1,450,000	1,482,461
CNA Financial Corp. 5.750% 8/15/21	301,000	337,869
Lincoln National Corp. 6.250% 2/15/20	1,290,000	1,441,260
Reinsurance Group of America, Inc. 5.625% 3/15/17	1,365,000	1,415,849
TIAA Asset Management Finance Co. LLC (a) 2.950% 11/01/19	3,700,000	3,755,004
Trinity Acquisition PLC 3.500% 9/15/21	575,000	584,955
Willis North America, Inc. 6.200% 3/28/17	835,000	870,535
Willis Towers Watson PLC 5.750% 3/15/21	840,000	934,830

		10,822,763

	Principal Amount	Value
Internet — 0.5%
Expedia, Inc. 7.456% 8/15/18	$2,715,000	$3,037,482

Investment Companies — 0.4%
Ares Capital Corp. 3.875% 1/15/20	1,450,000	1,485,796
FS Investment Corp. 4.000% 7/15/19	1,040,000	1,042,421

		2,528,217

Iron & Steel — 0.1%
Reliance Steel & Aluminum Co. 6.200% 11/15/16	499,000	511,712

Leisure Time — 0.2%
Brunswick Corp. (a) 4.625% 5/15/21	1,125,000	1,133,438

Lodging — 0.3%
Marriott International, Inc. 2.875% 3/01/21	1,845,000	1,862,823

Machinery – Diversified — 0.4%
CNH Industrial Capital LLC 3.375% 7/15/19	660,000	636,900
CNH Industrial Capital LLC 3.625% 4/15/18	265,000	265,000
CNH Industrial Capital LLC 4.875% 4/01/21	590,000	587,788
CNH Industrial Capital LLC 6.250% 11/01/16	510,000	520,200

		2,009,888

Manufacturing — 0.4%
SPX FLOW, Inc. 6.875% 9/01/17	505,000	522,044
Tyco Electronics Group SA 6.550% 10/01/17	1,461,000	1,560,994

		2,083,038

Media — 1.2%
CCO Safari II LLC (a) 3.579% 7/23/20	1,845,000	1,885,289
Sirius XM Radio, Inc. (a) 4.250% 5/15/20	1,450,000	1,473,562
Sirius XM Radio, Inc. (a) 5.750% 8/01/21	1,400,000	1,464,750
Viacom, Inc. 6.125% 10/05/17	1,780,000	1,884,045

		6,707,646

Office Equipment/Supplies — 0.0%
Pitney Bowes, Inc. 5.750% 9/15/17	74,000	77,412

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Oil & Gas — 0.2%
Chesapeake Energy Corp., Convertible 2.500% 5/15/37	$485,000	$306,763
Whiting Petroleum Corp., Convertible (a) 1.250% 4/01/20	1,000,000	581,875

		888,638

Oil & Gas Services — 0.6%
Cameron International Corp. 1.400% 6/15/17	3,300,000	3,260,318

Pharmaceuticals — 1.5%
AbbVie, Inc. 1.800% 5/14/18	2,590,000	2,607,394
Actavis Funding SCS Co. 2.350% 3/12/18	1,580,000	1,598,663
Baxalta, Inc. (a) 2.000% 6/22/18	1,525,000	1,512,721
Express Scripts Holding Co. 3.300% 2/25/21	2,875,000	2,946,924

		8,665,702

Pipelines — 0.2%
Boardwalk Pipelines LP 5.875% 11/15/16	1,100,000	1,102,574

Real Estate — 0.2%
Regency Centers LP 5.875% 6/15/17	892,000	935,109

Real Estate Investment Trusts (REITS) — 2.2%
American Tower Corp. 3.300% 2/15/21	1,105,000	1,123,920
American Tower Corp. 4.500% 1/15/18	850,000	885,698
DDR Corp. 7.500% 7/15/18	2,400,000	2,653,697
Digital Realty Trust LP 3.400% 10/01/20	925,000	945,630
Duke Realty LP 5.950% 2/15/17	2,450,000	2,538,942
Duke Realty LP 8.250% 8/15/19	550,000	650,688
HCP, Inc. 6.000% 1/30/17	1,450,000	1,497,850
Highwoods Realty LP 5.850% 3/15/17	710,000	735,275
Highwoods Realty LP 7.500% 4/15/18	170,000	187,018
Realty Income Corp. 2.000% 1/31/18	205,000	205,782
Vereit Operating Partnership LP 2.000% 2/06/17	640,000	633,600
Vereit Operating Partnership LP 3.000% 2/06/19	320,000	314,362

	Principal Amount	Value
Weyerhaeuser Co. 7.375% 10/01/19	$110,000	$126,244

		12,498,706

Retail — 0.4%
AutoNation, Inc. 3.350% 1/15/21	735,000	743,233
The Home Depot, Inc. 2.000% 4/01/21	1,555,000	1,570,578

		2,313,811

Semiconductors — 0.8%
KLA-Tencor Corp. 2.375% 11/01/17	3,495,000	3,511,475
Micron Technology, Inc., Convertible 3.000% 11/15/43	1,750,000	1,192,188

		4,703,663

Telecommunications — 0.6%
Crown Castle Towers LLC (a) 4.174% 8/15/37	1,100,000	1,128,707
Frontier Communications Corp. 8.250% 4/15/17	2,310,000	2,447,676

		3,576,383

Transportation — 0.9%
Asciano Finance (a) 5.000% 4/07/18	1,678,000	1,707,159
Ryder System, Inc. 2.500% 3/01/18	1,295,000	1,307,582
Ryder System, Inc. 2.550% 6/01/19	295,000	295,562
Ryder System, Inc. 2.875% 9/01/20	1,080,000	1,077,049
TTX Co. (a) 2.250% 2/01/19	925,000	936,392

		5,323,744

Trucking & Leasing — 1.4%
Aviation Capital Group Corp. (a) 2.875% 9/17/18	3,260,000	3,273,301
GATX Corp. 2.600% 3/30/20	1,475,000	1,447,928
GATX Corp. 3.500% 7/15/16	45,000	45,268
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 2.500% 6/15/19	1,240,000	1,232,883
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 3.050% 1/09/20	1,650,000	1,640,648

		7,640,028

TOTAL CORPORATE DEBT (Cost $229,877,331)		231,637,786

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
MUNICIPAL OBLIGATIONS — 0.2%
Access to Loans for Learning Student Loan Corp., Series 2004-IV, Class Note FRN 0.819% 4/25/24	$649,977	$649,100
Louisiana State Public Facilities Authority, Series 2011-A, Class A2 FRN 1.518% 4/26/27	291,230	287,653

		936,753

TOTAL MUNICIPAL OBLIGATIONS (Cost $929,833)		936,753

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 36.7%
Auto Floor Plan ABS — 0.1%
NCF Dealer Floorplan Master Trust, Series 2014-1A, Class A, 1 mo. LIBOR + 1.500%, FRN (a) 1.932% 10/20/20	630,000	630,000

Automobile ABS — 6.9%
American Credit Acceptance Receivables Trust, Series 2014-3, Class A (a) 0.990% 8/10/18	13,849	13,847
American Credit Acceptance Receivables Trust, Series 2015-2, Class A (a) 1.570% 6/12/19	709,936	707,322
American Credit Acceptance Receivables Trust, Series 2015-3, Class A (a) 1.950% 9/12/19	1,212,905	1,209,455
American Credit Acceptance Receivables Trust, Series 2016-1A, Class A (a) 2.370% 5/12/20	622,428	622,237
AmeriCredit Automobile Receivables Trust, Series 2014-1, Class D 2.540% 6/08/20	710,000	703,521
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A (a) 2.100% 3/20/19	600,000	599,263
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A (a) 2.990% 6/20/22	600,000	599,964
Capital Automotive REIT, Series 2012-1A, Class A (a) 4.700% 7/15/42	510,020	529,378
Carfinance Capital Auto Trust, Series 2013-2A, Class C (a) 4.040% 8/15/19	760,000	762,463
CFC LLC, Series 2014-2A, Class A (a) 1.440% 11/16/20	333,703	328,581

	Principal Amount	Value
CFC LLC, Series 2015-1A, Class A (a) 1.750% 6/15/21	$567,112	$564,546
Chesapeake Funding LLC, Series 2015-1A, Class B, 1 mo. LIBOR + .950%, FRN (a) 1.391% 2/07/27	400,000	399,656
CPS Auto Trust, Series 2014-B, Class A (a) 1.110% 11/15/18	398,664	395,816
CPS Auto Trust, Series 2014-C, Class A (a) 1.310% 2/15/19	465,598	465,026
CPS Auto Trust, Series 2014-D, Class A (a) 1.490% 4/15/19	304,508	304,426
CPS Auto Trust, Series 2013-D, Class A (a) 1.540% 7/16/18	175,324	174,647
CPS Auto Trust, Series 2013-C, Class A (a) 1.640% 4/16/18	166,738	166,537
CPS Auto Trust, Series 2013-B, Class A (a) 1.820% 9/15/20	584,650	577,616
CPS Auto Trust, Series 2015-C, Class B (a) 2.550% 2/18/20	750,000	750,115
Credit Acceptance Auto Loan Trust, Series 2014-2A, Class A (a) 1.880% 3/15/22	1,100,000	1,097,537
Drive Auto Receivables Trust, Series 2016-AA, Class A1 (a) 0.800% 2/15/17	811,399	811,295
DT Auto Owner Trust, Series 2016-1A, Class A (a) 2.000% 9/16/19	1,712,607	1,713,903
DT Auto Owner Trust, Series 2016-1A, Class B (a) 2.790% 5/15/20	1,400,000	1,407,451
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 (a) 1.830% 9/20/21	1,500,000	1,497,621
Exeter Automobile Receivables Trust, Series 2014-2A, Class A (a) 1.060% 8/15/18	137,812	137,598
Exeter Automobile Receivables Trust, Series 2014-1A, Class A (a) 1.290% 5/15/18	29,830	29,822
Exeter Automobile Receivables Trust, Series 2014-3A, Class A (a) 1.320% 1/15/19	192,335	191,613

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Exeter Automobile Receivables Trust, Series 2015-2A, Class A (a) 1.540% 11/15/19	$463,233	$461,235
Exeter Automobile Receivables Trust, Series 2015-1A, Class A (a) 1.600% 6/17/19	458,252	456,062
Exeter Automobile Receivables Trust, Series 2015-3A, Class A (a) 2.000% 3/16/20	767,072	764,104
Exeter Automobile Receivables Trust, Series 2013-2A, Class B (a) 3.090% 7/16/18	561,007	560,565
First Investors Auto Owner Trust, Series 2013-3A, Class A3 (a) 1.440% 10/15/19	425,555	425,516
First Investors Auto Owner Trust, Series 2015-2A, Class A1 (a) 1.590% 12/16/19	511,694	512,552
First Investors Auto Owner Trust, Series 2016-1A, Class A1 (a) 1.920% 5/15/20	1,356,111	1,357,819
Flagship Credit Auto Trust, Series 2013-1, Class A (a) 1.320% 4/16/18	116,025	116,008
Flagship Credit Auto Trust, Series 2014-2, Class A (a) 1.430% 12/16/19	402,915	401,642
Flagship Credit Auto Trust, Series 2013-2, Class A (a) 1.940% 1/15/19	149,800	149,789
Flagship Credit Auto Trust, Series 2015-2, Class A (a) 1.980% 10/15/20	665,689	664,213
Flagship Credit Auto Trust, Series 2015-3, Class A (a) 2.380% 10/15/20	1,497,971	1,494,087
Flagship Credit Auto Trust, Series 2016-1, Class A (a) 2.770% 12/15/20	1,456,505	1,451,568
GLS Auto Receivables Trust, Series 2015-1A, Class A (a) 2.250% 12/15/20	342,228	341,950
GO Financial Auto Securitization Trust, Series 2015-1, Class A (a) 1.810% 3/15/18	150,165	150,016
NextGear Floorplan Master Owner Trust, Series 2015-2A, Class A (a) 2.380% 10/15/20	780,000	775,960
Oscar US Funding Trust IV, Series 2016-1A, Class A1 (a) 0.950% 4/17/17	670,000	670,000

	Principal Amount	Value
Oscar US Funding Trust IV, Series 2014-1A, Class A2 (a) 1.000% 8/15/17	$214,980	$214,563
Oscar US Funding Trust IV, Series 2016-1A, Class A2B (a) 2.130% 7/15/20	820,000	820,000
Prestige Auto Receivables Trust, Series 2016-1A, Class A1 (a) 0.850% 4/17/17	1,300,000	1,299,945
Santander Drive Auto Receivables Trust, Series 2016-1, Class A1 0.850% 2/15/17	737,570	737,581
Santander Drive Auto Receivables Trust, Series 2016-1, Class A3 1.620% 3/16/20	600,000	598,934
Santander Drive Auto Receivables Trust, Series 2015-S2, Class R1 (a) 1.840% 11/18/19	179,482	178,136
Santander Drive Auto Receivables Trust, Series 2016-1, Class B 2.470% 12/15/20	1,100,000	1,097,446
Santander Drive Auto Receivables Trust, Series 2014-4, Class D 3.100% 11/16/20	600,000	603,827
SNAAC Auto Receivables Trust, Series 2014-1A, Class A (a) 1.030% 9/17/18	21,237	21,235
United Auto Credit Securitization Trust, Series 2016-1, Class A (a) 2.000% 10/15/17	909,711	909,544
Westlake Automobile Receivables Trust, Series 2016-1A, Class A1 (a) 0.850% 1/15/17	2,203,325	2,203,318
Westlake Automobile Receivables Trust, Series 2014-2A, Class A2 (a) 0.970% 10/16/17	106,226	106,148
Westlake Automobile Receivables Trust, Series 2016-1A, Class A2B, 1 mo. USD LIBOR + 1.050%, FRN (a) 1.486% 1/15/19	2,480,000	2,479,999

		38,785,018

Commercial MBS — 5.2%
Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A4, VRN 5.543% 6/10/49	803,375	820,854
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4, VRN 5.741% 2/10/51	556,635	579,485

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class AM, VRN 5.808% 2/10/51	$500,000	$513,259
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4, VRN 6.219% 2/10/51	1,231,595	1,294,923
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	703,846	711,536
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	900,000	917,861
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class AM, VRN 5.513% 1/12/45	1,185,000	1,208,568
Bear Stearns Commercial Mortgage Securities, Series 2006-T24, Class AM, VRN 5.568% 10/12/41	880,000	891,075
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4, VRN 5.694% 6/11/50	672,115	697,691
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	625,000	648,183
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class AM, VRN 5.836% 9/11/38	900,000	900,872
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class AM, VRN 5.885% 6/11/50	1,215,000	1,262,214
Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A2 3.147% 2/10/47	845,000	873,227
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4, VRN 5.813% 12/10/49	963,146	999,853
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A1A, VRN 5.834% 6/10/46	112,154	112,154

	Principal Amount	Value
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class AM, VRN 5.870% 6/10/46	$400,000	$400,314
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, 1 mo. LIBOR + .800%, FRN (a) 1.237% 3/15/29	1,085,000	1,058,974
DBRR Trust, Series 2013-EZ3, Class A, VRN (a) 1.636% 12/18/49	312,007	310,086
DBUBS Mortgage Trust, Series 2011-LC2A, Class A2 (a) 3.386% 7/10/44	317,810	318,317
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1 (a) 3.742% 11/10/46	55,803	55,954
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, VRN 5.892% 7/10/38	1,215,000	1,220,953
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4, VRN 5.892% 7/10/38	174,120	174,527
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	968,696	978,594
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB20, Class AM, VRN 5.878% 2/12/51	900,000	941,520
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class AM 5.204% 12/12/49	1,360,000	1,381,050
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	791,919	821,251
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AM, VRN 5.856% 9/12/49	680,000	707,814
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	450,000	457,665
Morgan Stanley Capital I, Series 2007-HQ11, Class AM, VRN 5.478% 2/12/44	885,000	902,227
Morgan Stanley Capital I, Series 2007-HQ11, Class AJ, VRN 5.508% 2/12/44	600,000	606,833

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	$275,188	$274,915
Morgan Stanley Capital I, Series 2008-T29, Class A4, VRN 6.268% 1/11/43	335,824	355,418
Morgan Stanley Capital I Trust, Series 2012-C4, Class A2 2.111% 3/15/45	575,000	576,577
STRIPs Ltd., Series 2012-1A, Class A (a) 1.500% 12/25/44	94,485	93,776
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, VRN 5.528% 8/15/39	138,863	139,634
VFC LLC, Series 2014-2, Class A (Acquired 7/9/14, Cost $600,000) (a) (b) 2.750% 7/20/30	20,794	20,794
VFC LLC, Series 2015-3, Class A, (Acquired 3/25/15, Cost $249,531) (a) (b) 2.750% 12/20/31	28,552	28,547
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AM 5.339% 11/15/48	1,300,000	1,314,563
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	1,450,000	1,468,985
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, VRN 5.946% 2/15/51	240,000	249,296
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class AM, VRN 6.018% 6/15/45	1,200,000	1,205,369
Wells Fargo Reremic Trust, Series 2012-IO, Class A (a) 1.750% 8/20/21	44,233	44,233
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A2 1.765% 12/15/45	880,000	883,558
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A2 (a) 3.240% 3/15/44	66,247	66,352

		29,489,851

Credit Card ABS — 2.5%
Chase Issuance Trust, Series 2014-A1, Class A1 1.150% 1/15/19	14,400,000	14,412,550

	Principal Amount	Value
Home Equity ABS — 1.3%
ACE Securities Corp., Series 2005-AG1, Class A1B1, 1 mo. USD LIBOR + .270%, FRN 0.703% 8/25/35	$159,879	$159,464
ACE Securities Corp., Series 2005-HE7, Class A2D, 1 mo. USD LIBOR + .660%, FRN 1.093% 11/25/35	218,772	217,728
ACE Securities Corp., Series 2005-HE5, Class M2, 1 mo. USD LIBOR + .735%, FRN 1.168% 8/25/35	457,112	454,630
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE3, Class A2, 1 mo. USD LIBOR + .180%, FRN 0.613% 4/25/36	76,797	76,578
Bear Stearns Asset-Backed Securities I Trust, Series 2005-HE12, Class M1, 1 mo. USD LIBOR + .480%, FRN 0.913% 12/25/35	851,116	828,870
Citigroup Mortgage Loan Trust, Series 2005-OPT4, Class M2, 1 mo. USD LIBOR + .430%, FRN 0.863% 7/25/35	97,278	96,385
Countrywide Asset-Backed Certificates, Series 2005-3, Class MV2, 1 mo. USD LIBOR + .450%, FRN 0.886% 8/25/35	18,942	18,932
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460%, FRN 0.893% 9/25/34	83,223	81,732
Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A, 1 mo. USD LIBOR + .240%, FRN (a) 0.673% 10/25/34	553,433	549,739
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1, 1 mo. USD LIBOR + .420%, FRN 0.853% 5/25/36	265,759	263,858
GSAMP Trust, Series 2005-AHL, Class M1, 1 mo. USD LIBOR + .430%, FRN 0.863% 4/25/35	136,774	136,615
Home Equity Asset Trust, Series 2006-4, Class 2A3, 1 mo. USD LIBOR + .170%, FRN 0.603% 8/25/36	88,301	88,131
Home Equity Asset Trust, Series 2005-HF1, Class A1, 1 mo. LIBOR + .520%, FRN 0.953% 2/25/36	159,760	157,445

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Home Equity Asset Trust, Series 2005-HF1, Class A2B, 1 mo. LIBOR + .700%, FRN 1.133% 2/25/36	$178,413	$175,936
JP Morgan Mortgage Acquisition Corp., Series 2005-FRE1, Class A2V2, 1 mo. USD LIBOR + .220%, FRN 0.653% 10/25/35	499,024	497,506
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2, 1 mo. USD LIBOR + .825%, FRN 1.258% 6/25/35	535,873	529,804
MASTR Asset-Backed Securities Trust, Series 2005-WMC1, Class M3, 1 mo. USD LIBOR + .720%, FRN 1.153% 3/25/35	865,119	859,883
Merrill Lynch Mortgage Investors Trust, Series 2006-FF1, Class A2C, 1 mo. USD LIBOR + .200%, FRN 0.633% 8/25/36	11,504	11,500
Morgan Stanley Capital, Inc., Series 2005-WMC6, Class M2, 1 mo. USD LIBOR + .750%, FRN 1.183% 7/25/35	240,586	242,046
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6, STEP 6.379% 10/25/28	46	47
NovaStar Mortgage Funding Trust, Series 2005-3, Class A2D, 1 mo. LIBOR + .370%, FRN 0.803% 1/25/36	650,627	649,644
Park Place Securities, Inc., Series 2005-WCW3, Class A2C, 1 mo. USD LIBOR + .380%, FRN 0.813% 8/25/35	86,234	86,105
Park Place Securities, Inc., Series 2005-WHQ1, Class M2, 1 mo. USD LIBOR + .750%, FRN 1.183% 3/25/35	79,028	78,993
Residential Asset Mortgage Products, Inc., Series 2005-EFC5, Class M1, 1 mo. USD LIBOR + .400%, FRN 0.833% 10/25/35	376,426	375,459
Residential Asset Securities Corp., Series 2005-AHL3, Class A2, 1 mo. USD LIBOR + .240%, FRN 0.673% 11/25/35	458,972	456,362
Residential Asset Securities Corp., Series 2005-EMX4, Class M1, 1 mo. USD LIBOR + .430%, FRN 0.863% 11/25/35	274,123	271,539

	Principal Amount	Value
Security National Mortgage Loan Trust, Series 2006-3A, Class A1, 1 mo. LIBOR + .280%, FRN (a) 0.716% 1/25/37	$56,592	$56,589
Structured Asset Investment Loan Trust, Series 2005-7, Class A5, 1 mo. USD LIBOR + .720%, FRN 1.153% 8/25/35	63,155	63,321

		7,484,841

Other ABS — 14.7%
321 Henderson Receivables I LLC, Series 2006-1A, Class A1, 1 mo. LIBOR + .200%, FRN (a) 0.636% 3/15/41	457,346	443,142
321 Henderson Receivables I LLC, Series 2006-2A, Class A1, 1 mo. LIBOR + .200%, FRN (a) 0.636% 6/15/41	522,169	505,685
321 Henderson Receivables I LLC, Series 2010-3A, Class A (a) 3.820% 12/15/48	909,703	945,567
AIMCO CLO Ltd., Series 2014-AA, Class A, 3 mo. USD LIBOR + 1.540%, FRN (a) 2.164% 7/20/26	1,000,000	995,000
ALM VIII Ltd., Series 2013-8A, Class A1A, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.074% 1/20/26	730,000	727,880
Alterna Funding I LLC, Series 2014-1A, Class NOTE (a) 1.639% 2/15/21	1,823,733	1,806,635
Arbys Funding LLC, Series 2015-1A, Class A2 (a) 4.969% 10/30/45	847,875	868,542
ARL First LLC, Series 2012-1A, Class A1, 1 mo. LIBOR + 1.750%, FRN (a) 2.186% 12/15/42	1,105,640	1,107,244
Ascentium Equipment Receivables LLC, Series 2014-1A, Class B (a) 1.580% 10/10/18	563,597	563,651
BCC Funding VIII LLC, Series 2014-1A, Class A (a) 1.794% 6/20/20	144,567	143,353
BCC Funding X LLC, Series 2015-1, Class A2 (a) 2.224% 10/20/20	1,300,000	1,297,526
Birchwood Park CLO Ltd., Series 2014-1A, Class A, 3 mo. USD LIBOR + 1.440%, FRN (a) 2.062% 7/15/26	1,010,000	1,000,572

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Blue Hill CLO Ltd., Series 2013-1A, Class A, 3 mo. USD LIBOR + 1.480%, FRN (a) 2.102% 1/15/26	$2,315,000	$2,291,649
BlueMountain CLO Ltd., Series 2015-2A, Class A1, 3 mo. USD LIBOR + 1.430%, FRN (a) 2.050% 7/18/27	1,475,000	1,457,887
BlueVirgo Trust, Series 2015-1A, Class NOTE (a) 3.000% 12/15/22	2,445,683	2,439,569
CAN Capital Funding LLC, Series 2014-1A, Class A (a) 3.117% 4/15/20	880,000	876,700
Carlyle Global Market Strategies, Series 2014-4A, Class A1, 3 mo. USD LIBOR + 1.500%, FRN (a) 2.122% 10/15/26	2,050,000	2,029,877
Carlyle Global Market Strategies, Series 2014-1A, Class A, 3 mo. USD LIBOR + 1.520%, FRN (a) 2.140% 4/17/25	1,520,000	1,512,397
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A (a) 2.000% 12/10/23	1,663,506	1,645,311
Citi Held For Asset Issuance, Series 2015-PM1, Class A (a) 1.850% 12/15/21	183,352	183,137
Citi Held For Asset Issuance, Series 2015-PM2, Class A (a) 2.350% 3/15/22	683,923	682,643
Citi Held For Asset Issuance, Series 2015-PM3, Class A (a) 2.560% 5/16/22	297,740	297,637
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (a) 4.474% 3/20/43	482,275	482,179
Credit-Based Asset Servicing and Securitization LLC, Series 2006-RP2, Class A3, 1 mo. LIBOR + .300%, FRN (a) 0.733% 7/25/36	648,272	643,541
DB Master Finance LLC, Series 2015-1A, Class A2I (a) 3.262% 2/20/45	960,300	940,422
Diamond Resorts Owner Trust, Series 2013-2, Class A (a) 2.270% 5/20/26	1,515,433	1,502,181
Diamond Resorts Owner Trust, Series 2014-1, Class A (a) 2.540% 5/20/27	285,495	281,827

	Principal Amount	Value
Diamond Resorts Owner Trust, Series 2015-1, Class A (a) 2.730% 7/20/27	$507,370	$503,323
Diamond Resorts Owner Trust, Series 2015-2, Class B (a) 3.540% 5/22/28	601,366	608,436
Direct Capital Funding V LLC, Series 2013-2, Class A2 (a) 1.730% 8/20/18	158,163	158,152
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2I (a) 3.484% 10/25/45	1,316,700	1,275,777
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (a) 5.216% 1/25/42	995,186	1,030,270
Dong Fang Container Finance II SPV Ltd., Series 2014-1A, Class A1 (a) 1.950% 11/25/39	666,667	659,457
Drug Royalty Corp., Inc., Series 2014-1, Class A1, 3 mo. LIBOR + 2.850%, FRN (a) 3.139% 7/15/23	610,252	617,071
Drug Royalty Corp., Inc., Series 2012-1, Class A1, 3 mo. LIBOR + 5.250%, FRN (a) 5.872% 7/15/24	484,936	494,524
Eaton Vance CLO, Series 2014-1A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.072% 7/15/26	1,275,000	1,260,656
Elara HGV Timeshare Issuer LLC, Series 2014-A, Class B (a) 3.020% 2/25/27	612,608	611,802
Element Rail Leasing I LLC, Series 2014-1A, Class A1 (a) 2.299% 4/19/44	493,606	478,355
Element Rail Leasing II LLC, Series 2015-1A, Class A1 (a) 2.707% 2/19/45	254,758	246,654
Element Rail Leasing II LLC, Series 2016-1A, Class A1 (a) 3.968% 3/19/46	700,000	700,000
Entegry New Orleans Storm Recovery Funding I LLC, Series 2015-1, Class A 2.670% 6/01/27	310,000	323,112
First Franklin Mortgage Loan Trust, Series 2005-FF4, Class M1, 1 mo. USD LIBOR + .645%, FRN 1.078% 5/25/35	142,636	142,505
FNA Trust, Series 2014-1A, Class A (a) 1.296% 12/10/22	911,943	903,108
FNA Trust, Series 2015-1, Class A (a) 3.240% 12/10/23	685,957	683,768

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Fremont Home Loan Trust, Series 2005-E, Class 2A3, 1 mo. USD LIBOR + .240%, FRN 0.673% 1/25/36	$129,067	$124,883
FRS I LLC, Series 2013-1A, Class A1 (a) 1.800% 4/15/43	223,799	220,784
Galaxy XX CLO Ltd., Series 2015-20A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.074% 7/20/27	1,475,000	1,467,629
Global Container Assets Ltd., Series 2015-1A, Class A1 (a) 2.100% 2/05/30	437,500	436,223
Global Container Assets Ltd., Series 2013-1A, Class A1 (a) 2.200% 11/05/28	335,375	333,697
Global SC Funding One Ltd., Series 2015-1, Class B1 (a) 2.740% 1/18/30	288,129	283,015
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (a) 1.769% 4/25/25	1,505,000	1,483,072
Green Tree Agency Advance Funding Trust I, Series 2015-T2, Class AT2 (a) 3.095% 10/15/48	1,060,000	1,060,954
Hercules Capital Funding Trust, Series 2014-1A, Class A (a) 3.524% 4/16/21	420,000	414,750
HFG Healthco-4 LLC, Series 2011-1A, Class A, 1 mo. LIBOR + 2.250%, FRN (a) 2.689% 6/02/17	575,000	575,834
Hilton Grand Vacations Trust, Series 2014-AA, Class A (a) 1.770% 11/25/26	701,530	697,834
Hilton Grand Vacations Trust, Series 2013-A, Class A (a) 2.280% 1/25/26	557,725	561,838
Horizon Funding Trust, Series 2013-1A, Class A (a) 3.000% 5/15/18	69,566	69,305
Icon Brand Holdings LLC, Series 2012-1A, Class A (a) 4.229% 1/25/43	421,774	426,204
Icon Brand Holdings LLC, Series 2013-1A, Class A (a) 4.352% 1/25/43	453,301	448,772
ING Investment Management CLO Ltd., Series 2013-3A, Class A1, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.070% 1/18/26	790,000	782,267

	Principal Amount	Value
ING Investment Management CLO V Ltd., Series 2007-5A, Class A1A, 3 mo. USD LIBOR + .230%, FRN (a) 0.846% 5/01/22	$810,271	$803,046
LCM Ltd., Series 16A, Class A, 3 mo. USD LIBOR + 1.500%, FRN (a) 2.122% 7/15/26	1,250,000	1,243,756
LCM XI LP, Series 11A, Class A, 3 mo. USD LIBOR + 1.300%, FRN (a) 1.920% 4/19/22	3,660,000	3,634,398
Madison Park Funding XII Ltd., Series 2014-12A, Class A, 3 mo. USD LIBOR + 1.500%, FRN (a) 2.124% 7/20/26	2,175,000	2,164,010
Madison Park Funding XIV Ltd., Series 2014-14A, Class A2, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.074% 7/20/26	930,000	924,580
Miramax LLC, Series 2014-1A, Class A2 (a) 3.340% 7/20/26	519,960	522,470
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M4, 1 mo. USD LIBOR + .945%, FRN 1.378% 4/25/35	824,246	819,946
MVW Owner Trust, Series 2013-1A, Class A (a) 2.150% 4/22/30	528,175	528,332
MVW Owner Trust, Series 2014-2, Class A (a) 2.250% 9/22/31	963,789	967,156
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A (a) 1.558% 7/20/18	197,382	197,297
Nations Equipment Finance Funding III LLC, Series 2016-1A, Class A (a) 3.610% 2/20/21	1,444,876	1,445,728
Navitas Equipment Receivables LLC, Series 2015-1, Class A2 (a) 2.120% 11/15/18	667,163	669,211
New Residential Advance Receivables Trust, Series 2015-T3, Class AT3 (a) 2.540% 11/15/46	770,000	770,670
Ocwen Master Advance Receivables Trust, Series 2015-T2, Class AT2 (a) 2.532% 11/15/46	900,000	898,875
Ocwen Master Advance Receivables Trust, Series 15-1, Class AT1 (a) 2.537% 9/17/46	400,000	399,778
OnDeck Asset Securitization Trust, Series 2014-1A, Class A (a) 3.150% 5/17/18	500,000	498,055

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Orange Lake Timeshare Trust, Series 2014-AA, Class A (a) 2.290% 7/09/29	$191,119	$193,548
Oxford Finance Funding Trust, Series 2014-1A, Class A (a) 3.475% 12/15/22	320,000	318,733
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A, 1 mo. USD LIBOR + .260%, FRN 0.693% 9/25/35	171,536	171,177
RAAC, Series 2006-RP2, Class A, 1 mo. USD LIBOR + .250%, FRN (a) 0.686% 2/25/37	502,070	494,923
Race Point VIII CLO Ltd., Series 2012-7A, Class A, 3 mo. USD LIBOR + 1.420%, FRN (a) 2.040% 11/08/24	550,000	546,611
SBA Tower Trust, Series 2014-1A, Class C, STEP (a) 2.898% 10/15/44	850,000	854,022
Sierra Receivables Funding Co. LLC, Series 2014-2A, Class A (a) 2.050% 6/20/31	402,063	401,389
Sierra Receivables Funding Co. LLC, Series 2013-2A, Class A (a) 2.280% 11/20/25	358,413	351,995
Sierra Receivables Funding Co. LLC, Series 2014-3A, Class A (a) 2.300% 10/20/31	904,258	905,589
Sierra Receivables Funding Co. LLC, Series 2015-1A, Class A (a) 2.400% 3/22/32	1,749,699	1,755,684
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class A (a) 2.580% 9/20/32	634,268	630,893
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (a) 2.840% 11/20/28	106,993	107,643
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class B (a) 3.080% 9/20/32	237,851	236,480
Sierra Receivables Funding Co. LLC, Series 2011-3A, Class A (a) 3.370% 7/20/28	71,671	72,291
Sonic Capital LLC, Series 2011-1A, Class A2 (a) 5.438% 5/20/41	1,067,200	1,101,004
SpringCastle America Funding LLC, Series 2014-AA, Class A (a) 2.700% 5/25/23	1,566,304	1,560,759
SPS Servicer Advance Receivables Trust, Series 2015-T3, Class AT3 (a) 2.920% 7/15/47	550,000	550,320

	Principal Amount	Value
Store Master Funding I LLC, Series 2015-1A, Class A1 (a) 3.750% 4/20/45	$199,083	$188,455
SVO VOI Mortgage LLC, Series 2012-AA, Class A (a) 2.000% 9/20/29	795,314	796,071
SVO VOI Mortgage LLC, Series 2010-AA, Class A (a) 3.650% 7/20/27	104,178	104,483
Symphony CLO XV Ltd., Series 2014-15A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.070% 10/17/26	1,140,000	1,134,298
TAL Advantage LLC, Series 2014-2A, Class A1 (a) 1.700% 5/20/39	532,056	523,583
Trade MAPS 1 Ltd., Series 2013-1A, Class A, 1 mo. LIBOR + .700%, FRN (a) 1.142% 12/10/18	1,275,000	1,266,785
Trip Rail Master Funding LLC, Series 2011-1A, Class A1B, 1 mo. LIBOR + 2.500%, FRN (a) 2.936% 7/15/41	545,236	553,753
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (a) 4.370% 7/15/41	510,434	523,155
Welk Resorts LLC, Series 2015-AA, Class A (a) 2.790% 6/16/31	442,849	447,206
Wendys Funding LLC, Series 2015-1A, Class A2I (a) 3.371% 6/15/45	1,243,750	1,217,706
Westgate Resorts LLC, Series 2014-1A, Class A (a) 2.150% 12/20/26	670,778	660,399
Westgate Resorts LLC, Series 2015-2A, Class A (a) 3.200% 7/20/28	1,250,984	1,249,083

		83,161,131

Student Loans ABS — 4.8%
Academic Loan Funding Trust, Series 2013-1A, Class A, 1 mo. LIBOR + .800%, FRN (a) 1.233% 12/26/44	321,526	309,268
Access Group, Inc., Series 2004-A, Class A2, 3 mo. LIBOR + .260%, FRN 0.879% 4/25/29	305,267	303,610
Access Group, Inc., Series 2015-1, Class A, 1 mo. LIBOR + .700%, FRN (a) 1.135% 7/25/56	1,224,928	1,173,180

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Access Group, Inc., Series 2003-A, Class A3, 3 mo. Treasury + 1.200%, FRN 1.459% 7/01/38	$685,924	$620,726
Access Group, Inc., Series 2015-1, Class B, 1 mo. LIBOR + 1.500%, FRN (a) 1.933% 7/25/58	430,000	358,956
CIT Education Loan Trust, Series 2005-1, Class A3, 3 mo. LIBOR + .120%, FRN 0.754% 3/15/26	319,504	315,706
College Loan Corp. Trust I, Series 2005-2, Class B, 3 mo. LIBOR + .490%, FRN 1.112% 1/15/37	920,478	762,706
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B (a) 2.500% 1/25/30	872,439	811,368
DRB Prime Student Loan Trust, Series 2015-D, Class A1, 1 mo. USD LIBOR + 1.700%, FRN (a) 2.135% 1/25/40	1,330,845	1,297,895
DRB Prime Student Loan Trust, Series 2015-A, Class A3 2.320% 4/25/30	911,913	916,278
DRB Prime Student Loan Trust, Series 2015-B, Class A3 (a) 2.540% 4/27/26	662,569	661,217
DRB Prime Student Loan Trust, Series 2015-A, Class A2 (a) 3.060% 7/25/31	744,040	739,440
DRB Prime Student Loan Trust, Series 2015-B, Class A2 (a) 3.170% 7/25/31	865,511	859,868
DRB Prime Student Loan Trust, Series 2015-D, Class A2 (a) 3.200% 1/25/40	1,286,256	1,276,131
Education Funding Capital Trust I, Series 2004-1, Class A4, 28 day ARS, FRN 1.920% 6/15/43	1,050,000	1,044,331
Education Funding Capital Trust I, Series 2004-1, Class A6, 28 day ARS, FRN 1.920% 6/15/43	450,000	438,736
Education Funding Capital Trust I, Series 2004-1, Class B1, 28 day ARS, FRN 1.920% 6/15/43	100,000	87,970

	Principal Amount	Value
Kentucky Higher Education Student Loan Corp., Series 2015-1, Class A1, 1 mo. LIBOR + .750%, FRN 1.189% 12/01/31	$793,768	$771,741
KeyCorp Student Loan Trust, Series 2004-A, Class 2A2, 3 mo. LIBOR + .300%, FRN 0.921% 10/28/41	135,505	134,383
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4, 3 mo. LIBOR + .310%, FRN 0.940% 9/27/35	623,840	599,036
National Collegiate Student Loan Trust, Series 2007-1, Class A2, 1 mo. LIBOR + .130%, FRN 0.563% 11/27/28	225,971	225,428
National Collegiate Student Loan Trust, Series 2006-3, Class A3, 1 mo. LIBOR + .150%, FRN 0.583% 10/25/27	508,555	505,239
National Collegiate Student Loan Trust, Series 2005-1, Class A4, 1 mo. LIBOR + .240%, FRN 0.673% 11/27/28	539,459	532,984
National Collegiate Student Loan Trust, Series 2004-1, Class A2, 3 mo. LIBOR + .260%, FRN 0.890% 6/25/27	333,246	332,528
Navient Private Education Loan Trust, Series 2015-BA, Class A1, 1 mo. LIBOR + .600%, FRN (a) 1.036% 5/15/23	474,806	474,115
Navient Private Education Loan Trust, Series 2014-AA, Class A2A (a) 2.740% 2/15/29	930,000	922,853
Nelnet Student Loan Trust, Series 2015-3A, Class B, 1 mo. LIBOR + 1.500%, FRN (a) 1.935% 7/27/50	395,000	329,718
North Carolina State Education Assistance Authority, Series 2011-2, Class A2, 3 mo. LIBOR + .800%, FRN 1.419% 7/25/25	701,049	690,362
North Carolina State Education Assistance Authority, Series 2011-1, Class A2, 3 mo. LIBOR + .900%, FRN 1.519% 1/26/26	394,775	393,400
Pennsylvania Higher Education Assistance Agency, Series 2003-1, Class A3, 28 day ARS, FRN 1.934% 7/25/42	650,000	626,104

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLC Private Student Loan Trust, Series 2006-A, Class C, 3 mo. LIBOR + .450%, FRN 1.072% 7/15/36	$567,000	$504,123
SLC Student Loan Trust, Series 2006-A, Class A5, 3 mo. LIBOR + .170%, FRN 0.792% 7/15/36	224,276	222,487
SLM Student Loan Trust, Series 2006-1, Class A5, 3 mo. LIBOR + .110%, FRN 0.729% 7/26/21	600,000	585,912
SLM Student Loan Trust, Series 2007-5, Class A6, 3 mo. LIBOR + .110%, FRN 0.729% 1/26/43	480,000	409,775
SLM Student Loan Trust, Series 2006-10, Class B, 3 mo. LIBOR + .220%, FRN 0.839% 3/25/44	469,813	379,373
SLM Student Loan Trust, Series 2003-14, Class A6, 3 mo. LIBOR + .300%, FRN 0.919% 7/25/25	520,000	486,727
SLM Student Loan Trust, Series 2005-8, Class B, 3 mo. LIBOR + .310%, FRN 0.929% 1/25/40	737,579	612,371
SLM Student Loan Trust, Series 2004-10, Class B, 3 mo. LIBOR + .370%, FRN 0.989% 1/25/40	693,295	575,601
SLM Student Loan Trust, Series 2003-11, Class B, 3 mo. LIBOR + .650%, FRN 1.284% 12/15/38	599,561	519,438
SLM Student Loan Trust, Series 2012-A, Class A1, 1 mo. LIBOR + 1.400%, FRN (a) 1.836% 8/15/25	133,297	133,226
SLM Student Loan Trust, Series 2003-5, Class A7, 28 day ARS, FRN 2.930% 6/17/30	100,000	100,000
Social Professional Loan Program LLC, Series 2016-A, Class A2 (a) 2.760% 12/26/36	1,510,000	1,494,280
Social Professional Loan Program LLC, Series 2014-A, Class A2 (a) 3.020% 10/25/27	305,418	308,048
SoFi Professional Loan Program LLC, Series 2014-B, Class A1, 1 mo. LIBOR + 1.250%, FRN (a) 1.683% 8/25/32	940,117	925,676

	Principal Amount	Value
SoFi Professional Loan Program LLC, Series 2016-A, Class A1 (a) 2.245% 8/25/36	$1,360,000	$1,347,517

		27,119,831

WL Collateral CMO — 1.2%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7, FRN 2.817% 8/25/34	97,262	92,502
Connecticut Avenue Securities, Series 2015-C02, Class 1M1, 1 mo. USD LIBOR + 1.150%, FRN 1.583% 5/25/25	833,636	832,379
Connecticut Avenue Securities, Series 2015-C03, Class 1M1, 1 mo. USD LIBOR + 1.500%, FRN 1.933% 7/25/25	2,190,231	2,188,768
Connecticut Avenue Securities, Series 2015-C04, Class 1M1, 1 mo. USD LIBOR + 1.600%, FRN 2.033% 4/25/28	1,221,696	1,218,078
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1, FRN 2.953% 2/25/34	25,380	23,356
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1, FRN 3.029% 9/25/33	9,425	8,509
GS Mortgage Securities Corp., Series 2014-4R, Class AS, 1 mo. USD LIBOR + .180%, FRN (a) 0.616% 1/26/34	544,167	524,583
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, FRN 2.767% 8/25/34	17,087	15,635
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, FRN 2.528% 8/25/34	86,476	70,136
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2, 1 mo. USD LIBOR + .250%, FRN 0.683% 8/25/36	45,514	44,907
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA, FRN 2.632% 7/25/33	5,508	5,238
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IIA2, FRN 2.732% 2/25/34	196,299	193,591
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA, FRN 3.011% 2/25/34	11,429	10,877

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, FRN 2.500% 2/25/34	$311	$309
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, FRN 2.841% 3/25/34	54,173	52,910
Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M1, 1 mo. USD LIBOR + .900%, FRN 1.335% 10/25/27	513,356	511,495
Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M1, 1 mo. USD LIBOR + 1.450%, FRN 1.885% 7/25/28	611,427	610,487
WaMu Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400%, FRN 1.751% 4/25/44	121,309	115,989

		6,519,749

WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2007-BC4, Class A3, 1 mo. USD LIBOR + .250%, FRN 0.683% 11/25/37	103,959	103,845
Structured Asset Securities Corp., Series 2002-11A, Class 2A1, FRN 2.911% 6/25/32	33,081	31,067

		134,912

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $209,348,162)		207,737,883

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 6.6%
Collateralized Mortgage Obligations — 6.1%
Federal Home Loan Mortgage Corp. Series 4291, Class K 3.000% 5/15/38	2,479,581	2,566,014
Series 4447, Class PA 3.000% 12/15/44	636,639	669,359
Series 3990, Class VA 3.500% 1/15/25	1,563,937	1,678,053
Series 4213, Class VE 3.500% 6/15/26	1,483,953	1,595,771
Series 4290, Class CA 3.500% 12/15/38	3,410,561	3,588,687
Series 4443, Class BA 3.500% 4/15/41	866,815	910,667

	Principal Amount	Value
Series 2626, Class A 4.000% 6/15/33	$967,766	$1,049,740
Series 4328, Class DA 4.000% 1/15/36	2,814,573	2,989,188
Series 4325, Class MA 4.000% 9/15/39	3,295,479	3,493,328
Series 4336, Class MA 4.000% 1/15/40	5,207,418	5,526,599
Series 4323, Class CA 4.000% 3/15/40	1,508,971	1,616,596
Federal National Mortgage Association Series 2015-58, Class JP 2.500% 3/25/37	1,187,482	1,217,760
Series 2015-20, Class EV 3.500% 7/25/26	1,666,314	1,793,623
Series 2014-14, Class A 3.500% 2/25/37	1,790,556	1,870,840
Series 2015-62, Class VA 4.000% 10/25/26	499,645	549,493
Series 2014-48, Class AB 4.000% 10/25/40	1,558,973	1,656,323
Series 2013-112, Class HQ 4.000% 11/25/43	650,236	694,820
Government National Mortgage Association, Series 2014-131, Class BW, VRN 3.859% 5/20/41	894,157	914,225

		34,381,086

Pass-Through Securities — 0.5%
Federal Home Loan Mortgage Corp. Pool #1Q0239 1 year CMT + 2.254%, FRN 2.714% 3/01/37	769,774	816,256
Federal National Mortgage Association Pool #775539 2.332% 5/01/34 12 mo. USD LIBOR + 1.623%, FRN	122,275	128,089
Pool #725692 2.398% 10/01/33 1 year CMT + 2.145%, FRN	137,144	144,217
Pool #888586 2.487% 10/01/34 1 year CMT + 2.214%, FRN	268,102	282,512
Pool #684154 5.500% 2/01/18	4,072	4,208
Pool #702331 5.500% 5/01/18	64,577	67,016
Pool #725796 5.500% 9/01/19	461,568	487,140
Pool #844564 5.500% 12/01/20	105,001	112,440

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Government National Mortgage Association Pool #507545 7.500% 8/15/29	$31,851	$38,819
Government National Mortgage Association II Pool #82488 1.750% 3/20/40 1 year CMT + 1.500%, FRN	348,971	361,220
Pool #82462 2.500% 1/20/40 1 year CMT + 1.500%, FRN	271,743	280,744

		2,722,661

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $37,090,797)		37,103,747

U.S. TREASURY OBLIGATIONS — 14.5%
U.S. Treasury Bonds & Notes — 14.5%
U.S. Treasury Note 0.875% 7/15/18	40,700,000	40,773,529
U.S. Treasury Note (c) 1.000% 12/15/17	6,120,000	6,147,343
U.S. Treasury Note 1.250% 12/15/18	4,000,000	4,045,312
U.S. Treasury Note 1.750% 10/31/18	30,400,000	31,129,421

		82,095,605

TOTAL U.S. TREASURY OBLIGATIONS (Cost $82,946,959)		82,095,605

TOTAL BONDS & NOTES (Cost $560,193,082)		559,511,774

TOTAL LONG-TERM INVESTMENTS (Cost $560,838,082)		559,764,743

SHORT-TERM INVESTMENTS — 1.4%
Commercial Paper — 1.4%
Avery Dennison Corp. (a) 0.580% 4/01/16	8,000,000	7,999,903

Time Deposit — 0.0%
Euro Time Deposit 0.010% 4/01/16	68,234	68,234

TOTAL SHORT-TERM INVESTMENTS (Cost $8,068,234)		8,068,137

Value
TOTAL INVESTMENTS — 100.3% (Cost $568,906,316) (d)	$567,832,880

Other Assets/(Liabilities) — (0.3)%	(1,710,065)

NET ASSETS — 100.0%	$566,122,815

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
ARS	Auction Rate Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
PAC	Planned Amortization Class
STEP	Step Up Bond
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, these securities amounted to a value of $188,415,184 or 33.28% of net assets.
(b)	Restricted security. Certain securities are restricted as to resale. At March 31, 2016, these securities amounted to a value of $49,341 or 0.01% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(c)	A portion of this security is held as collateral for open futures and open swaps contracts. (Note 2).
(d)	See Note 6 for aggregate cost for federal tax purposes.

Country weightings, as a percentage of net assets, is as follows:

United States	85.0%
Cayman Islands	5.0%
United Kingdom	1.4%
Switzerland	1.0%
France	0.9%
Ireland	0.8%
Australia	0.7%
Austria	0.6%
Luxembourg	0.6%
New Zealand	0.5%
Japan	0.5%
Italy	0.5%
Spain	0.5%
Sweden	0.4%
Bermuda	0.2%
Brazil	0.1%

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

United States Virgin Islands	0.1%
Netherlands	0.1%

Total Long-Term Investments	98.9%
Short-Term Investments and Other Assets and Liabilities	1.1%

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 142.8%

CORPORATE DEBT — 4.2%
Auto Manufacturers — 0.7%
General Motors Financial Co., Inc. 3 mo. USD LIBOR + 2.060%, FRN 2.682% 1/15/19	$1,280,000	$1,273,514
Nissan Motor Acceptance Corp. 3 mo. USD LIBOR + .550%, FRN (a) 1.182% 3/03/17	1,100,000	1,100,415

		2,373,929

Banks — 0.7%
Deutsche Bank AG 3 mo. USD LIBOR + .610%, FRN 1.227% 2/13/17	1,750,000	1,745,065
The Huntington National Bank 3 mo. USD LIBOR + .425%, FRN 1.044% 4/24/17	765,000	762,465

		2,507,530

Computers — 0.4%
Hewlett-Packard Co. 3 mo. USD LIBOR + 1.930%, FRN (a) 2.542% 10/05/18	1,300,000	1,301,997

Diversified Financial — 1.5%
The Goldman Sachs Group, Inc. 3 mo. USD LIBOR + .625%, FRN 1.260% 6/04/17	1,625,000	1,623,102
The Goldman Sachs Group, Inc. 3 mo. USD LIBOR + .800%, FRN 1.434% 12/15/17	2,250,000	2,244,323
Ally Financial, Inc. 3.600% 5/21/18	1,295,000	1,283,669

		5,151,094

Holding Company – Diversified — 0.2%
MUFG Americas Holdings Corp. 3 mo. USD LIBOR + .570%, FRN 1.190% 2/09/18	870,000	864,385

Pharmaceuticals — 0.7%
Actavis Funding SCS 3 mo. USD LIBOR + .875%, FRN 1.510% 9/01/16	1,250,000	1,251,215
Actavis Funding SCS 3 mo. USD LIBOR + 1.080%, FRN 1.712% 3/12/18	1,250,000	1,256,876

		2,508,091

TOTAL CORPORATE DEBT (Cost $14,727,709)		14,707,026

	Principal Amount	Value
MUNICIPAL OBLIGATIONS — 0.2%
Access to Loans for Learning Student Loan Corp., Series 2004-IV, Class Note FRN 0.819% 4/25/24	$407,780	$407,230
Louisiana State Public Facilities Authority, Series 2011-A, Class A2 FRN 1.518% 4/26/27	198,036	195,604

		602,834

TOTAL MUNICIPAL OBLIGATIONS (Cost $598,680)		602,834

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 46.3%
Auto Floor Plan ABS — 0.7%
Ally Master Owner Trust, Series 2015-2, Class A1, 1 mo. LIBOR + .570%, FRN 1.006% 1/15/21	900,000	896,755
Navistar Financial Dealer Note Master Trust, Series 2014-1, Class A (a) 1.183% 10/25/19	1,300,000	1,294,565
NCF Dealer Floorplan Master Trust, Series 2014-1A, Class A, 1 mo. LIBOR + 1.500%, FRN (a) 1.932% 10/20/20	250,000	250,000

		2,441,320

Automobile ABS — 16.7%
American Credit Acceptance Receivables Trust, Series 2014-3, Class A (a) 0.990% 8/10/18	7,617	7,616
American Credit Acceptance Receivables Trust, Series 2014-4, Class A (a) 1.330% 7/10/18	172,069	171,770
American Credit Acceptance Receivables Trust, Series 2015-2, Class A (a) 1.570% 6/12/19	436,884	435,275
American Credit Acceptance Receivables Trust, Series 2015-3, Class A (a) 1.950% 9/12/19	1,379,952	1,376,027
American Credit Acceptance Receivables Trust, Series 2016-1A, Class A (a) 2.370% 5/12/20	371,599	371,485
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class A2B, 1 mo. USD LIBOR + .320%, FRN 0.758% 4/09/18	304,701	304,543
ARI Fleet Lease Trust, Series 2016-A, Class A1 (a) 0.800% 3/15/17	2,200,000	2,200,089

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bank of The West Auto Trust, Series 2014-1, Class A4 (a) 1.650% 3/16/20	$420,000	$421,230
California Republic Auto Receivables Trust, Series 2013-2, Class A2 1.230% 3/15/19	180,319	180,435
California Republic Auto Receivables Trust, Series 2013-1, Class A2 (a) 1.410% 9/17/18	433,705	434,375
California Republic Auto Receivables Trust, Series 2015-4, Class A2 (a) 1.600% 9/17/18	2,600,000	2,608,279
Capital Auto Receivables Asset Trust, Series 2014-3, Class A1, 1 mo. USD LIBOR + .320%, FRN 0.752% 2/21/17	45,296	45,287
CFC LLC, Series 2014-2A, Class A (a) 1.440% 11/16/20	500,555	492,871
CFC LLC, Series 2014-1A, Class A (a) 1.460% 12/17/18	76,830	76,551
CFC LLC, Series 2015-1A, Class A (a) 1.750% 6/15/21	397,563	395,764
Chesapeake Funding LLC, Series 2012-2A, Class A, 1 mo. LIBOR + .450%, FRN (a) 0.891% 5/07/24	71,784	71,782
Chesapeake Funding LLC, Series 2015-1A, Class B, 1 mo. LIBOR + .950%, FRN (a) 1.391% 2/07/27	260,000	259,776
CPS Auto Trust, Series 2014-B, Class A (a) 1.110% 11/15/18	265,776	263,878
CPS Auto Trust, Series 2014-A, Class A (a) 1.210% 8/15/18	91,741	91,365
CPS Auto Trust, Series 2014-C, Class A (a) 1.310% 2/15/19	296,290	295,926
CPS Auto Trust, Series 2013-A, Class A (a) 1.310% 6/15/20	267,905	264,350
CPS Auto Trust, Series 2012-D, Class A (a) 1.480% 3/16/20	134,630	133,594
CPS Auto Trust, Series 2014-D, Class A (a) 1.490% 4/15/19	2,004,680	2,004,139
CPS Auto Trust, Series 2015-A, Class A (a) 1.530% 7/15/19	312,883	312,415
CPS Auto Trust, Series 2013-D, Class A (a) 1.540% 7/16/18	169,758	169,102

	Principal Amount	Value
CPS Auto Trust, Series 2013-C, Class A (a) 1.640% 4/16/18	$107,513	$107,383
CPS Auto Trust, Series 2015-B, Class A (a) 1.650% 11/15/19	590,077	589,291
CPS Auto Trust, Series 2015-C, Class A (a) 1.770% 6/17/19	472,976	472,175
CPS Auto Trust, Series 2012-C, Class A (a) 1.820% 12/16/19	133,874	133,239
CPS Auto Trust, Series 2013-B, Class A (a) 1.820% 9/15/20	316,799	312,988
CPS Auto Trust, Series 2016-A, Class A (a) 2.250% 10/15/19	518,831	518,607
CPS Auto Trust, Series 2015-C, Class B (a) 2.550% 2/18/20	450,000	450,069
CPS Auto Trust, Series 2012-A, Class A (a) 2.780% 6/17/19	77,371	77,373
Credit Acceptance Auto Loan Trust, Series 2013-2A, Class A (a) 1.500% 4/15/21	112,156	112,172
Credit Acceptance Auto Loan Trust, Series 2014-2A, Class A (a) 1.880% 3/15/22	680,000	678,478
Drive Auto Receivables Trust, Series 2016-AA, Class A1 (a) 0.800% 2/15/17	473,316	473,256
Drive Auto Receivables Trust, Series 2015-CA, Class A2A (a) 1.030% 2/15/18	345,052	344,950
Drive Auto Receivables Trust, Series 2015-BA, Class A2B, 1 mo. USD LIBOR + .600%, FRN (a) 1.036% 12/15/17	215,139	215,120
Drive Auto Receivables Trust, Series 2015-BA, Class A3 (a) 1.300% 6/15/18	350,000	349,921
Drive Auto Receivables Trust, Series 2015-DA, Class A2B, 1 mo. USD LIBOR + .870%, FRN (a) 1.306% 6/15/18	704,154	704,357
Drive Auto Receivables Trust, Series 2015-AA, Class A3 (a) 1.430% 7/16/18	470,222	470,268
Drive Auto Receivables Trust, Series 2016-AA, Class A3 (a) 2.110% 5/15/19	2,200,000	2,210,315

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
DT Auto Owner Trust, Series 2014-3A, Class A (a) 0.980% 4/16/18	$51,439	$51,417
DT Auto Owner Trust, Series 2015-1A, Class A (a) 1.060% 9/17/18	467,833	467,546
DT Auto Owner Trust, Series 2015-2A, Class A (a) 1.240% 9/17/18	1,102,683	1,101,922
DT Auto Owner Trust, Series 2015-3A, Class A (a) 1.660% 3/15/19	330,741	331,015
DT Auto Owner Trust, Series 2016-1A, Class A (a) 2.000% 9/16/19	2,055,129	2,056,684
DT Auto Owner Trust, Series 2016-1A, Class B (a) 2.790% 5/15/20	1,650,000	1,658,781
Enterprise Fleet Financing LLC, Series 2016-1, Class A1 (a) 0.800% 2/20/17	2,061,816	2,061,672
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 (a) 0.870% 9/20/19	237,941	237,134
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 (a) 1.830% 9/20/21	830,000	828,684
Exeter Automobile Receivables Trust, Series 2014-2A, Class A (a) 1.060% 8/15/18	79,931	79,807
Exeter Automobile Receivables Trust, Series 2014-1A, Class A (a) 1.290% 5/15/18	26,886	26,879
Exeter Automobile Receivables Trust, Series 2014-3A, Class A (a) 1.320% 1/15/19	109,906	109,493
Exeter Automobile Receivables Trust, Series 2015-2A, Class A (a) 1.540% 11/15/19	286,763	285,526
Exeter Automobile Receivables Trust, Series 2015-1A, Class A (a) 1.600% 6/17/19	266,620	265,345
Exeter Automobile Receivables Trust, Series 2015-3A, Class A (a) 2.000% 3/16/20	437,231	435,539
Exeter Automobile Receivables Trust, Series 2012-2A, Class B (a) 2.220% 12/15/17	17,536	17,532
Exeter Automobile Receivables Trust, Series 2013-2A, Class B (a) 3.090% 7/16/18	561,007	560,565
First Investors Auto Owner Trust, Series 2013-1A, Class A2 (a) 0.900% 10/15/18	18,674	18,672

	Principal Amount	Value
First Investors Auto Owner Trust, Series 2014-3A, Class A2 (a) 1.060% 11/15/18	$290,713	$290,409
First Investors Auto Owner Trust, Series 2015-1A, Class A2 (a) 1.210% 4/15/19	482,638	481,981
First Investors Auto Owner Trust, Series 2013-2A, Class A2 (a) 1.230% 3/15/19	89,789	89,753
First Investors Auto Owner Trust, Series 2015-2A, Class A1 (a) 1.590% 12/16/19	584,793	585,773
First Investors Auto Owner Trust, Series 2016-1A, Class A1 (a) 1.920% 5/15/20	1,210,813	1,212,339
Flagship Credit Auto Trust, Series 2014-1, Class A (a) 1.210% 4/15/19	177,590	176,819
Flagship Credit Auto Trust, Series 2013-1, Class A (a) 1.320% 4/16/18	72,372	72,361
Flagship Credit Auto Trust, Series 2014-2, Class A (a) 1.430% 12/16/19	223,842	223,135
Flagship Credit Auto Trust, Series 2015-1, Class A (a) 1.630% 6/15/20	459,351	455,615
Flagship Credit Auto Trust, Series 2013-2, Class A (a) 1.940% 1/15/19	128,860	128,851
Flagship Credit Auto Trust, Series 2015-2, Class A (a) 1.980% 10/15/20	928,868	926,808
Flagship Credit Auto Trust, Series 2015-3, Class A (a) 2.380% 10/15/20	1,233,623	1,230,425
Flagship Credit Auto Trust, Series 2016-1, Class A (a) 2.770% 12/15/20	854,483	851,586
GLS Auto Receivables Trust, Series 2015-1A, Class A (a) 2.250% 12/15/20	657,077	656,545
GO Financial Auto Securitization Trust, Series 2015-1, Class A (a) 1.810% 3/15/18	337,870	337,536
Oscar US Funding Trust III, Series 2015-2A, Class A1 (a) 0.600% 10/17/16	703,298	702,996
Oscar US Funding Trust IV, Series 2016-1A, Class A1 (a) 0.950% 4/17/17	400,000	400,000
Oscar US Funding Trust IV, Series 2014-1A, Class A2 (a) 1.000% 8/15/17	171,984	171,651

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Oscar US Funding Trust IV, Series 2016-1A, Class A2B (a) 2.130% 7/15/20	$470,000	$470,000
Prestige Auto Receivables Trust, Series 2016-1A, Class A1 (a) 0.850% 4/17/17	1,100,000	1,099,953
Prestige Auto Receivables Trust, Series 2014-1A, Class A2 (a) 0.970% 3/15/18	39,340	39,314
Santander Drive Auto Receivables Trust, Series 2014-5, Class A2B, 1 mo. USD LIBOR + .400%, FRN 0.836% 4/16/18	103,138	103,115
Santander Drive Auto Receivables Trust, Series 2016-1, Class A1 0.850% 2/15/17	835,913	835,925
Santander Drive Auto Receivables Trust, Series 2015-1, Class A2B, 1 mo. USD LIBOR + .450%, FRN 0.886% 7/16/18	407,355	407,113
Santander Drive Auto Receivables Trust, Series 2015-4, Class A2B, 1 mo. USD LIBOR + .700%, FRN 1.136% 12/17/18	862,486	862,228
Santander Drive Auto Receivables Trust, Series 2016-1, Class A2B, 1 mo. USD LIBOR + .780%, FRN 1.216% 7/15/19	2,100,000	2,100,000
Santander Drive Auto Receivables Trust, Series 2013-2, Class B 1.330% 3/15/18	59,398	59,402
Santander Drive Auto Receivables Trust, Series 2013-5, Class B 1.550% 10/15/18	798,589	798,953
Santander Drive Auto Receivables Trust, Series 2015-S2, Class R1 (a) 1.840% 11/18/19	107,689	106,882
Santander Drive Auto Receivables Trust, Series 2012-4, Class C 2.940% 12/15/17	105,918	106,152
Tidewater Auto Receivables Trust, Series 2016-AA, Class A1 (a) 0.900% 2/15/17	2,182,150	2,182,176
Tidewater Auto Receivables Trust, Series 2016-AA, Class A2 (a) 2.300% 9/15/19	1,134,000	1,133,544
United Auto Credit Securitization Trust, Series 2016-1, Class A (a) 2.000% 10/15/17	526,675	526,578
Westlake Automobile Receivables Trust, Series 2015-3A, Class A1 (a) 0.640% 10/17/16	152,773	152,734

	Principal Amount	Value
Westlake Automobile Receivables Trust, Series 2016-1A, Class A1 (a) 0.850% 1/15/17	$2,208,596	$2,208,589
Westlake Automobile Receivables Trust, Series 2014-2A, Class A2 (a) 0.970% 10/16/17	66,883	66,834
Westlake Automobile Receivables Trust, Series 2015-1A, Class A2 (a) 1.170% 3/15/18	419,114	418,511
Westlake Automobile Receivables Trust, Series 2015-2A, Class A2A (a) 1.280% 7/16/18	450,028	449,122
Westlake Automobile Receivables Trust, Series 2016-1A, Class A2B, 1 mo. USD LIBOR + 1.050%, FRN (a) 1.486% 1/15/19	3,000,000	2,999,999

		58,323,806

Commercial MBS — 1.0%
Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A4, VRN 5.543% 6/10/49	241,012	246,256
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, 1 mo. LIBOR + .800%, FRN (a) 1.237% 3/15/29	900,000	878,411
DBRR Trust, Series 2013-EZ3, Class A, VRN (a) 1.635% 12/18/49	164,027	163,017
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1 (a) 3.742% 11/10/46	38,181	38,284
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, VRN 5.892% 7/10/38	740,000	743,626
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AM, VRN 6.100% 4/17/45	660,000	662,637
Morgan Stanley Capital I, Series 2007-HQ11, Class AJ, VRN 5.508% 2/12/44	350,000	353,986
STRIPs Ltd., Series 2012-1A, Class A (a) 1.500% 12/25/44	469,231	465,711
VFC LLC, Series 2014-2, Class A (Acquired 7/9/14, Cost $300,000) (a) (b) 2.750% 7/20/30	10,397	10,397

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
VFC LLC, Series 2015-3, Class A, (Acquired 3/25/15, Cost $538,987) (a) (b) 2.750% 12/20/31	$16,795	$16,792
Wells Fargo Reremic Trust, Series 2012-IO, Class A (a) 1.750% 8/20/21	79,679	79,679

		3,658,796

Credit Card ABS — 2.4%
Chase Issuance Trust, Series 2014-A1, Class A1 1.150% 1/15/19	8,200,000	8,207,146

Home Equity ABS — 0.3%
ACE Securities Corp., Series 2005-AG1, Class A1B1, 1 mo. USD LIBOR + .270%, FRN 0.703% 8/25/35	83,839	83,622
ACE Securities Corp., Series 2005-HE5, Class M2, 1 mo. USD LIBOR + .735%, FRN 1.168% 8/25/35	278,727	277,213
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460%, FRN 0.893% 9/25/34	51,162	50,245
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1, 1 mo. USD LIBOR + ..420%, FRN 0.853% 5/25/36	179,473	178,190
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2, 1 mo. USD LIBOR + .825%, FRN 1.258% 6/25/35	329,445	325,713
Morgan Stanley Home Equity Loan Trust, Series 2005-3, Class M1, 1 mo. USD LIBOR + .450%, FRN 0.883% 8/25/35	44,961	44,977
Park Place Securities, Inc., Series 2005-WCW3, Class A2C, 1 mo. USD LIBOR + .380%, FRN 0.813% 8/25/35	48,507	48,434

		1,008,394

Other ABS — 14.2%
321 Henderson Receivables I LLC, Series 2006-1A, Class A1, 1 mo. LIBOR + .200%, FRN (a) 0.636% 3/15/41	624,454	605,059
321 Henderson Receivables I LLC, Series 2006-2A, Class A1, 1 mo. LIBOR + .200%, FRN (a) 0.636% 6/15/41	2,023,145	1,959,278

	Principal Amount	Value
321 Henderson Receivables I LLC, Series 2006-4A, Class A1, 1 mo. LIBOR + .200%, FRN (a) 0.636% 12/15/41	$532,697	$516,431
321 Henderson Receivables I LLC, Series 2007-1A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 0.636% 3/15/42	751,058	716,377
321 Henderson Receivables II LLC, Series 2006-3A, Class A1, 1 mo. LIBOR + .200%, FRN (a) 0.636% 9/15/41	261,044	250,138
Alterna Funding I LLC, Series 2014-1A, Class NOTE (a) 1.639% 2/15/21	1,571,295	1,556,564
Apidos CLO XXII, Series 2015-22A, Class X, 3 mo. USD LIBOR + 1.000%, FRN (a) 1.336% 10/20/27	750,000	750,005
ARL First LLC, Series 2012-1A, Class A1, 1 mo. LIBOR + 1.750%, FRN (a) 2.186% 12/15/42	1,030,847	1,032,342
Ascentium Equipment Receivables LLC, Series 2015-2A, Class A1 (a) 1.000% 11/10/16	1,432,763	1,432,277
Ascentium Equipment Receivables LLC, Series 2015-1A, Class A2 (a) 1.150% 7/10/17	641,355	641,164
Ascentium Equipment Receivables LLC, Series 2015-2A, Class A2 (a) 1.570% 12/11/17	1,740,000	1,742,689
Ascentium Equipment Receivables LLC, Series 2014-1A, Class B (a) 1.580% 10/10/18	273,747	273,773
BCC Funding VIII LLC, Series 2014-1A, Class A (a) 1.794% 6/20/20	252,993	250,868
BCC Funding X LLC, Series 2015-1, Class A1 (a) 0.800% 6/20/16	141,677	141,669
BCC Funding X LLC, Series 2015-1, Class A2 (a) 2.224% 10/20/20	800,000	798,477
BlueVirgo Trust, Series 2015-1A, Class NOTE (a) 3.000% 12/15/22	1,528,552	1,524,731
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A (a) 2.000% 12/10/23	1,770,563	1,751,197
CCG Receivables Trust, Series 2015-1, Class A1 (a) 0.550% 9/14/16	742,540	742,346

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CCG Receivables Truste, Series 2013-1, Class A2 (a) 1.050% 8/14/20	$30,728	$30,723
CIT Equipment Collateral, Series 2014-VT1, Class A2 (a) 0.860% 5/22/17	655,367	655,467
Citi Held For Asset Issuance, Series 2015-PM1, Class A (a) 1.850% 12/15/21	117,142	117,004
Citi Held For Asset Issuance, Series 2015-PM2, Class A (a) 2.350% 3/15/22	410,354	409,586
Citi Held For Asset Issuance, Series 2015-PM3, Class A (a) 2.560% 5/16/22	185,081	185,017
Consumer Credit Origination Loan Trust, Series 2015-1, Class A (a) 2.820% 3/15/21	92,874	93,446
DB Master Finance LLC, Series 2015-1A, Class A2I (a) 3.262% 2/20/45	396,000	387,803
Dell Equipment Finance Trust, Series 2015-2, Class A2B, 1 mo. USD LIBOR + .900%, FRN (a) 1.328% 12/22/17	1,300,000	1,301,812
Diamond Resorts Owner Trust, Series 2013-1, Class A (a) 1.950% 1/20/25	897,875	885,961
Diamond Resorts Owner Trust, Series 2013-2, Class A (a) 2.270% 5/20/26	340,547	337,569
Diamond Resorts Owner Trust, Series 2015-1, Class A (a) 2.730% 7/20/27	173,248	171,867
Diamond Resorts Owner Trust, Series 2015-2, Class B (a) 3.540% 5/22/28	360,820	365,062
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (a) 5.216% 1/25/42	786,614	814,345
Dong Fang Container Finance II SPV Ltd., Series 2014-1A, Class A1 (a) 1.950% 11/25/39	333,333	329,729
Drug Royalty Corp., Inc., Series 2014-1, Class A1, 3 mo. LIBOR + 2.850%, FRN (a) 3.139% 7/15/23	520,947	526,768
Dryden XI-Leveraged Loan CDO, Series 2006-11A, Class A1, 3 mo. USD LIBOR + .250%, FRN (a) 0.871% 4/12/20	205,174	203,691

	Principal Amount	Value
Elara HGV Timeshare Issuer LLC, Series 2014-A, Class B (a) 3.020% 2/25/27	$345,288	$344,834
Element Rail Leasing II LLC, Series 2016-1A, Class A1 (a) 3.968% 3/19/46	410,000	410,000
First Franklin Mortgage Loan Trust, Series 2005-FF4, Class M1, 1 mo. USD LIBOR + .645%, FRN 1.078% 5/25/35	78,532	78,459
FNA Trust, Series 2014-1A, Class A (a) 1.296% 12/10/22	558,332	552,923
FNA Trust, Series 2015-1, Class A (a) 3.240% 12/10/23	726,307	723,990
Global Container Assets Ltd., Series 2015-1A, Class A1 (a) 2.100% 2/05/30	291,667	290,815
Global Container Assets Ltd., Series 2013-1A, Class A1 (a) 2.200% 11/05/28	441,906	439,695
Global Container Assets Ltd., Series 2013-1A, Class A2 (a) 3.300% 11/05/28	750,000	746,428
Global SC Funding One Ltd., Series 2015-1, Class B1 (a) 2.740% 1/18/30	265,078	260,373
GoldenTree Loan Opportunities IV Ltd., Series 2007-4A, Class A1B, 3 mo. USD LIBOR + .230%, FRN (a) 0.848% 8/18/22	1,657,931	1,636,362
Green Tree Agency Advance Funding Trust I, Series 2015-T1, Class AT1 (a) 2.302% 10/15/46	700,000	699,104
Green Tree Agency Advance Funding Trust I, Series 2015-T2, Class AT2 (a) 3.095% 10/15/48	620,000	620,558
HFG Healthco-4 LLC, Series 2011-1A, Class A, 1 mo. LIBOR + 2.250%, FRN (a) 2.689% 6/02/17	375,000	375,544
Hilton Grand Vacations Trust, Series 2014-AA, Class A (a) 1.770% 11/25/26	430,764	428,494
Icon Brand Holdings LLC, Series 2012-1A, Class A (a) 4.229% 1/25/43	256,218	258,909
ING Investment Management CLO V Ltd., Series 2007-5A, Class A1A, 3 mo. USD LIBOR + .230%, FRN (a) 0.846% 5/01/22	347,259	344,162

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Macquarie Equipment Funding Trust, Series 2014-A, Class A2 (a) 0.800% 11/21/16	$90,708	$90,709
Miramax LLC, Series 2014-1A, Class A2 (a) 3.340% 7/20/26	672,234	675,479
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M4, 1 mo. USD LIBOR + .945%, FRN 1.378% 4/25/35	451,782	449,425
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A (a) 1.558% 7/20/18	118,429	118,378
Nations Equipment Finance Funding III LLC, Series 2016-1A, Class A (a) 3.610% 2/20/21	815,930	816,411
Navitas Equipment Receivables LLC, Series 2013-1, Class A (a) 1.950% 11/15/16	63,219	63,208
New Residential Advance Receivables Trust, Series 2015-T3, Class AT3 (a) 2.540% 11/15/46	470,000	470,409
Ocwen Master Advance Receivables Trust, Series 2015-T2, Class AT2 (a) 2.532% 11/15/46	560,000	559,300
Ocwen Master Advance Receivables Trust, Series 15-1, Class AT1 (a) 2.537% 9/17/46	230,000	229,873
OneMain Financial Issuance Trust, Series 2014-1A, Class A (a) 2.430% 6/18/24	260,000	259,031
Oxford Finance Funding Trust, Series 2014-1A, Class A (a) 3.475% 12/15/22	180,000	179,287
PFS Financing Corp., Series 2014-AA, Class A, 1 mo. LIBOR + .600%, FRN (a) 1.036% 2/15/19	1,490,000	1,486,471
PFS Financing Corp., Series 2014-BA, Class A, 1 mo. LIBOR + .600%, FRN (a) 1.036% 10/15/19	1,000,000	990,857
RAAC, Series 2006-RP2, Class A, 1 mo. USD LIBOR + .250%, FRN (a) 0.686% 2/25/37	257,311	253,648
Sierra Receivables Funding Co. LLC, Series 2014-3A, Class A (a) 2.300% 10/20/31	523,518	524,288
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (a) 2.840% 11/20/28	577,759	581,271
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class B (a) 3.080% 9/20/32	134,782	134,006

	Principal Amount	Value
Sierra Receivables Funding Co. LLC, Series 2011-2A, Class A (a) 3.260% 5/20/28	$209,773	$209,775
Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A (a) 1.590% 11/20/29	134,865	134,184
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class B (a) 3.020% 6/20/32	234,025	232,754
Sonic Capital LLC, Series 2011-1A, Class A2 (a) 5.438% 5/20/41	432,216	445,906
SpringCastle America Funding LLC, Series 2014-AA, Class A (a) 2.700% 5/25/23	961,020	957,618
SPS Servicer Advance Receivables Trust, Series 2015-T2, Class AT2 (a) 2.620% 1/15/47	1,850,000	1,850,405
SPS Servicer Advance Receivables Trust, Series 2015-T3, Class AT3 (a) 2.920% 7/15/47	340,000	340,198
SVO VOI Mortgage LLC, Series 2012-AA, Class A (a) 2.000% 9/20/29	781,238	775,173
TAL Advantage LLC, Series 2014-2A, Class A1 (a) 1.700% 5/20/39	266,028	261,792
Trade MAPS 1 Ltd., Series 2013-1A, Class A, 1 mo. LIBOR + .700%, FRN (a) 1.142% 12/10/18	1,620,000	1,609,562
Trip Rail Master Funding LLC, Series 2011-1A, Class A1B, 1 mo. LIBOR + 2.500%, FRN (a) 2.936% 7/15/41	324,821	329,895
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (a) 4.370% 7/15/41	371,224	380,476
Westgate Resorts LLC, Series 2014-1A, Class A (a) 2.150% 12/20/26	365,879	360,218
Westgate Resorts LLC, Series 2015-1A, Class A (a) 2.750% 5/20/27	467,406	468,145
Westgate Resorts LLC, Series 2015-2A, Class A (a) 3.200% 7/20/28	759,526	758,372
WG Horizons CLO I, Series 2006-1A, Class A1, 3 mo. USD LIBOR + .260%, FRN (a) 0.896% 5/24/19	725,491	722,630

		49,431,039

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Student Loans ABS — 10.3%
Academic Loan Funding Trust, Series 2013-1A, Class A, 1 mo. LIBOR + .800%, FRN (a) 1.235% 12/26/44	$2,304,272	$2,216,418
Access Group, Inc., Series 2006-1, Class A2, 3 mo. LIBOR + .110%, FRN 0.739% 8/25/23	415,395	412,281
Access Group, Inc., Series 2005-2, Class A3, 3 mo. LIBOR + .180%, FRN 0.798% 11/22/24	322,087	318,495
Access Group, Inc., Series 2005-B, Class A2, 3 mo. LIBOR + .230%, FRN 0.849% 7/25/22	14,073	14,068
Access Group, Inc., Series 2004-A, Class A2, 3 mo. LIBOR + .260%, FRN 0.879% 4/25/29	192,023	190,980
Access Group, Inc., Series 2003-A, Class A3, 3 mo. Treasury + 1.200%, FRN 1.459% 7/01/38	195,978	177,350
Brazos Higher Education Authority, Inc., Series 2006-2, Class A10 FRN, 3 mo. LIBOR + ..120%, FRN 0.455% 6/25/26	350,000	325,398
CIT Education Loan Trust, Series 2005-1, Class A3, 3 mo. LIBOR + .120%, FRN 0.754% 3/15/26	1,202,704	1,188,406
College Loan Corp. Trust I, Series 2005-1, Class A4, 3 mo. LIBOR + .150%, FRN 0.769% 4/25/27	2,375,000	2,352,994
College Loan Corp. Trust I, Series 2005-2, Class B, 3 mo. LIBOR + .490%, FRN 1.112% 1/15/37	589,106	488,132
Collegiate Funding Services Education Loan Trust, Series 2004-A, Class A3, 3 mo. LIBOR + .210%, FRN 0.840% 9/28/26	307,131	305,540
DRB Prime Student Loan Trust, Series 2015-D, Class A1, 1 mo. USD LIBOR + 1.700%, FRN (a) 2.135% 1/25/40	1,159,736	1,131,023
DRB Prime Student Loan Trust, Series 2015-A, Class A3 2.320% 4/25/30	259,544	260,787
DRB Prime Student Loan Trust, Series 2016-A, Class A1, 1 mo. USD LIBOR + 2.000%, FRN (a) 2.436% 4/25/40	350,000	348,978

	Principal Amount	Value
DRB Prime Student Loan Trust, Series 2015-B, Class A3 (a) 2.540% 4/27/26	$380,977	$380,200
Edsouth Indenture No 9 LLC, Series 2015-1, Class A, 1 mo. LIBOR + .800%, FRN (a) 1.235% 10/25/56	652,404	624,207
Education Funding Capital Trust I, Series 2004-1, Class A4, 28 day ARS, FRN 1.920% 6/15/43	1,150,000	1,143,791
Education Funding Capital Trust I, Series 2004-1, Class A5, 28 day ARS, FRN 1.920% 6/15/43	650,000	637,495
Education Funding Capital Trust I, Series 2004-1, Class A6, 28 day ARS, FRN 1.920% 6/15/43	350,000	341,239
Education Funding Capital Trust I, Series 2004-1, Class B1, 28 day ARS, FRN 1.920% 6/15/43	150,000	131,955
Educational Services of America, Series 2015-2, Class B FRN, 1 mo. USD LIBOR + 1.500%, FRN (a) 1.935% 12/25/58	750,000	675,964
GCO Education Loan Funding Trust, Series 2007-1A, Class A5L, 3 mo. LIBOR + .070%, FRN (a) 0.699% 5/25/23	54,133	53,780
Goal Capital Funding Trust, Series 2010-1, Class A, 3 mo. LIBOR + .700%, FRN (a) 1.329% 8/25/48	515,069	493,738
Kentucky Higher Education Student Loan Corp., Series 2015-1, Class A1, 1 mo. LIBOR + .750%, FRN 1.189% 12/01/31	477,105	463,865
KeyCorp Student Loan Trust, Series 2004-A, Class 2A2, 3 mo. LIBOR + .300%, FRN 0.921% 10/28/41	688,891	683,186
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4, 3 mo. LIBOR + .310%, FRN 0.940% 9/27/35	1,366,074	1,311,757
KeyCorp Student Loan Trust, Series 2000-A, Class A2, 3 mo. LIBOR + .320%, FRN 0.949% 5/25/29	305,674	294,391

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
National Collegiate Student Loan Trust, Series 2007-1, Class A2, 1 mo. LIBOR + .130%, FRN 0.563% 11/27/28	$140,340	$140,003
National Collegiate Student Loan Trust, Series 2006-3, Class A3, 1 mo. LIBOR + .150%, FRN 0.583% 10/25/27	309,556	307,537
National Collegiate Student Loan Trust, Series 2005-1, Class A4, 1 mo. LIBOR + .240%, FRN 0.673% 11/27/28	323,675	319,791
National Collegiate Student Loan Trust, Series 2004-1, Class A2, 3 mo. LIBOR + .260%, FRN 0.890% 6/25/27	77,507	77,340
Navient Private Education Loan Trust, Series 2014-AA, Class A1, 1 mo. LIBOR + .480%, FRN (a) 0.916% 5/16/22	314,807	314,460
Navient Private Education Loan Trust, Series 2015-AA, Class A1, 1 mo. LIBOR + .500%, FRN (a) 0.936% 12/15/21	577,516	575,421
Navient Private Education Loan Trust, Series 2015-BA, Class A1, 1 mo. LIBOR + .600%, FRN (a) 1.036% 5/15/23	273,926	273,528
Navient Private Education Loan Trust, Series 2015-AA, Class A2B, 1 mo. LIBOR + 1.200%, FRN (a) 1.636% 12/15/28	670,000	646,697
Nelnet Student Loan Trust, Series 2006-3, Class B, 3 mo. LIBOR + .250%, FRN 0.880% 6/25/41	460,293	400,460
Nelnet Student Loan Trust, Series 2010-4A, Class A, 1 mo. LIBOR + .800%, FRN (a) 1.233% 4/25/46	94,852	93,323
Nelnet Student Loan Trust, Series 2014-2A, Class B, 1 mo. LIBOR + 1.500%, FRN (a) 1.935% 6/25/41	295,000	252,284
Nelnet Student Loan Trust, Series 2008-3, Class A4, 3 mo. LIBOR + 1.650%, FRN 2.279% 11/25/24	1,175,000	1,176,346
Pennsylvania Higher Education Assistance Agency, Series 2003-1, Class A3, 28 day ARS, FRN 1.934% 7/25/42	450,000	433,457

	Principal Amount	Value
Pennsylvania Higher Education Assistance Agency, Series 2004-1, Class A2, 28 day ARS, FRN 1.935% 4/25/44	$450,000	$439,457
SLC Student Loan Trust, Series 2006-A, Class A5, 3 mo. LIBOR + .170%, FRN 0.792% 7/15/36	973,358	965,595
SLM Private Education Loan Trust, Series 2011-A, Class A3, 1 mo. LIBOR + 2.500%, FRN (a) 2.936% 1/15/43	320,000	322,901
SLM Student Loan Trust, Series 2007-2, Class A4, 3 mo. LIBOR + .060%, FRN 0.679% 7/25/22	400,000	368,173
SLM Student Loan Trust, Series 2006-3, Class A5, 3 mo. LIBOR + .100%, FRN 0.719% 1/25/21	380,000	364,514
SLM Student Loan Trust, Series 2006-1, Class A5, 3 mo. LIBOR + .110%, FRN 0.729% 7/26/21	370,000	361,312
SLM Student Loan Trust, Series 2007-5, Class A6, 3 mo. LIBOR + .110%, FRN 0.729% 1/26/43	460,000	392,701
SLM Student Loan Trust, Series 2005-5, Class A4 FRN 0.759% 10/25/28	500,000	469,539
SLM Student Loan Trust, Series 2006-2, Class B, 3 mo. LIBOR + .220%, FRN 0.839% 1/25/41	447,287	368,358
SLM Student Loan Trust, Series 2003-12, Class A5, 3 mo. LIBOR + .280%, FRN (a) 0.914% 9/15/22	432,554	430,090
SLM Student Loan Trust, Series 2003-14, Class A6, 3 mo. LIBOR + .300%, FRN 0.919% 7/25/25	300,000	280,804
SLM Student Loan Trust, Series 2005-8, Class B, 3 mo. LIBOR + .310%, FRN 0.929% 1/25/40	442,548	367,423
SLM Student Loan Trust, Series 2004-10, Class B, 3 mo. LIBOR + .370%, FRN 0.989% 1/25/40	441,188	366,292

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust, Series 2014-A, Class A1, 1 mo. USD LIBOR + .600%, FRN (a) 1.027% 7/15/22	$623,544	$621,359
SLM Student Loan Trust, Series 2004-3, Class B, 3 mo. LIBOR + .470%, FRN 1.089% 10/25/39	347,409	296,600
SLM Student Loan Trust, Series 2012-E, Class A1, 1 mo. LIBOR + .750%, FRN (a) 1.186% 10/16/23	98,732	98,700
SLM Student Loan Trust, Series 2003-11, Class B, 3 mo. LIBOR + .650%, FRN 1.284% 12/15/38	408,792	354,162
SLM Student Loan Trust, Series 2012-C, Class A1, 1 mo. LIBOR + 1.100%, FRN (a) 1.536% 8/15/23	43,633	43,616
SLM Student Loan Trust, Series 2005-6, Class A5B, 3 mo. LIBOR + 1.200%, FRN 1.819% 7/27/26	553,758	556,471
SLM Student Loan Trust, Series 2012-A, Class A1, 1 mo. LIBOR + 1.400%, FRN (a) 1.836% 8/15/25	95,212	95,162
SLM Student Loan Trust, Series 2008-5, Class A4, 3 mo. LIBOR + 1.700%, FRN 2.319% 7/25/23	340,000	340,200
SLM Student Loan Trust, Series 2002-7, Class A11, 28 day ARS, FRN 2.930% 3/15/28	400,000	400,000
SLM Student Loan Trust, Series 2003-5, Class A7, 28 day ARS, FRN 2.930% 6/17/30	500,000	500,000
SLM Student Loan Trust, Series 2003-5, Class A9, 28 day ARS, FRN 2.930% 6/17/30	600,000	600,000
SLM Student Loan Trust, Series 2003-2, Class A7, 28 day ARS, FRN 2.931% 9/15/28	900,000	900,000
SMB Private Education Loan Trust, Series 2014-A, Class A1, 1 mo. LIBOR + .500%, FRN (a) 0.936% 9/15/21	484,553	482,473

	Principal Amount	Value
SoFi Professional Loan Program LLC, Series 2015-A, Class A1, 1 mo. LIBOR + 1.200%, FRN (a) 1.635% 3/25/33	$358,893	$351,025
SoFi Professional Loan Program LLC, Series 2014-B, Class A1, 1 mo. LIBOR + 1.250%, FRN (a) 1.683% 8/25/32	613,120	603,702
SoFi Professional Loan Program LLC, Series 2014-A, Class A1, 1 mo. LIBOR + 1.600%, FRN (a) 2.033% 6/25/25	736,747	736,747
SoFi Professional Loan Program LLC, Series 2016-A, Class A1 (a) 2.245% 8/25/36	1,670,000	1,654,671

		36,109,112

WL Collateral CMO — 0.7%
Connecticut Avenue Securities, Series 2015-C02, Class 1M1, 1 mo. USD LIBOR + 1.150%, FRN 1.583% 5/25/25	564,976	564,124
Connecticut Avenue Securities, Series 2015-C03, Class 1M1, 1 mo. USD LIBOR + 1.500%, FRN 1.933% 7/25/25	1,326,545	1,325,659
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-CF1, Class M1, 1 mo. USD LIBOR + .700%, FRN (a) 1.133% 3/25/45	188,963	184,178
Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M1, 1 mo. USD LIBOR + .900%, FRN 1.335% 10/25/27	330,015	328,818

		2,402,779

WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2007-BC4, Class A3, 1 mo. USD LIBOR + .250%, FRN 0.683% 11/25/37	51,096	51,041

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $157,825,452)		161,633,433

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 0.1%
Pass-Through Securities — 0.1%
Government National Mortgage Association II Pool #82462 1 year CMT + 1.500%, FRN 2.500% 1/20/40	$181,162	$187,163

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $192,315)		187,163

U.S. TREASURY OBLIGATIONS — 92.0%
U.S. Treasury Bonds & Notes — 92.0%
U.S. Treasury Inflation Index (c) (d) (e) 0.125% 4/15/18	15,921,045	16,202,768
U.S. Treasury Inflation Index (d) 0.125% 4/15/19	16,489,899	16,845,685
U.S. Treasury Inflation Index (d) 0.125% 4/15/20	19,423,296	19,830,486
U.S. Treasury Inflation Index (d) 0.125% 1/15/22	13,502,301	13,701,500
U.S. Treasury Inflation Index (d) 0.125% 7/15/22	14,139,221	14,384,451
U.S. Treasury Inflation Index (d) 0.125% 1/15/23	13,958,360	14,072,860
U.S. Treasury Inflation Index (d) 0.125% 7/15/24	13,613,889	13,660,694
U.S. Treasury Inflation Index (d) 0.250% 1/15/25	13,002,730	13,112,265
U.S. Treasury Inflation Index (d) 0.375% 7/15/23	13,671,471	14,081,793
U.S. Treasury Inflation Index (d) 0.375% 7/15/25	13,436,416	13,729,813
U.S. Treasury Inflation Index (d) 0.625% 7/15/21	12,198,132	12,802,793
U.S. Treasury Inflation Index (d) 0.625% 1/15/24	13,193,953	13,737,861
U.S. Treasury Inflation Index (d) 0.625% 1/15/26	7,607,263	7,952,860
U.S. Treasury Inflation Index (d) 0.625% 2/15/43	4,636,845	4,352,477
U.S. Treasury Inflation Index (d) 0.750% 2/15/42	6,290,580	6,104,976
U.S. Treasury Inflation Index (d) 0.750% 2/15/45	7,273,669	7,037,180
U.S. Treasury Inflation Index (d) 1.000% 2/15/46	1,199,796	1,251,319
U.S. Treasury Inflation Index (d) 1.125% 1/15/21	11,116,687	11,879,948

	Principal Amount	Value
U.S. Treasury Inflation Index (d) 1.250% 7/15/20	$9,776,610	$10,509,602
U.S. Treasury Inflation Index (d) 1.375% 7/15/18	1,999,470	2,109,519
U.S. Treasury Inflation Index (d) 1.375% 1/15/20	6,649,867	7,118,909
U.S. Treasury Inflation Index (d) 1.375% 2/15/44	6,902,035	7,726,952
U.S. Treasury Inflation Index (d) 1.625% 1/15/18	4,523,280	4,729,655
U.S. Treasury Inflation Index (d) 1.750% 1/15/28	5,088,690	5,900,097
U.S. Treasury Inflation Index (d) 1.875% 7/15/19	5,259,125	5,717,173
U.S. Treasury Inflation Index (d) 2.000% 1/15/26	6,600,608	7,727,866
U.S. Treasury Inflation Index (d) 2.125% 1/15/19	4,893,668	5,282,930
U.S. Treasury Inflation Index (d) 2.125% 2/15/40	3,474,542	4,437,869
U.S. Treasury Inflation Index (d) 2.125% 2/15/41	3,651,075	4,699,142
U.S. Treasury Inflation Index (d) 2.375% 1/15/25	9,174,640	10,925,345
U.S. Treasury Inflation Index (d) 2.375% 1/15/27	5,286,330	6,456,412
U.S. Treasury Inflation Index (d) 2.500% 1/15/29	5,086,766	6,388,129
U.S. Treasury Inflation Index (d) 3.375% 4/15/32	1,861,865	2,695,001
U.S. Treasury Inflation Index (d) 3.625% 4/15/28	4,079,245	5,616,399
U.S. Treasury Inflation Index (d) 3.875% 4/15/29	5,764,320	8,250,857

		321,033,586

TOTAL U.S. TREASURY OBLIGATIONS (Cost $315,465,008)		321,033,586

TOTAL BONDS & NOTES (Cost $488,809,164)		498,164,042

TOTAL LONG-TERM INVESTMENTS (Cost $488,809,164)		498,164,042

SHORT-TERM INVESTMENTS — 30.1%
Commercial Paper — 29.9%
Agrium, Inc. 0.870% 6/01/16	5,000,000	4,995,410
Anheuser-Busch InBev Worldwide, Inc. (a) 1.110% 7/13/16	5,000,000	4,992,532

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CenterPoint Energy, Inc. (a) 0.815% 4/18/16	$4,069,000	$4,068,023
Cox Enterprises, Inc. (a) 0.950% 4/06/16	5,000,000	4,999,627
Deutsche Telekom AG (a) 0.970% 6/10/16	4,000,000	3,995,046
Dominion Resources, Inc. (a) 0.900% 6/06/16	2,900,000	2,897,075
Enbridge, Inc. (a) 1.140% 4/07/16	5,000,000	4,999,562
Enterprise Products Operating LLC (a) 0.940% 4/15/16	5,000,000	4,999,021
ERAC USA Finance LLC (a) 0.950% 5/27/16	5,000,000	4,995,836
Exelon Generation Co. (a) 1.020% 5/04/16	5,000,000	4,997,625
FMC Technologies, Inc. (a) 0.870% 4/04/16	4,500,000	4,499,779
HP, Inc. (a) 1.016% 4/25/16	5,000,000	4,998,670
Hyundai Capital America (a) 1.250% 8/24/16	5,000,000	4,985,380
Monsanto Co. (a) 1.150% 8/08/16	4,500,000	4,488,901
National Grid USA (a) 0.920% 4/26/16	5,000,000	4,998,209
ONEOK Partners LP (a) 1.200% 4/07/16	5,000,000	4,999,563
Sempra Energy Holdings (a) 1.016% 5/24/16	5,000,000	4,996,085
TELUS Corp. (a) 0.920% 6/21/16	5,000,000	4,993,543
Thomson Reuters Corp. (a) 1.016% 4/11/16	5,000,000	4,999,343
TransCanada Power Marketing (a) 0.830% 4/08/16	4,500,000	4,499,548
Vodafone Group PLC (a) 0.850% 4/11/16	500,000	499,930
Volvo Group Treasury National (a) 0.910% 5/13/16	4,500,000	4,497,264
Whirlpool Corp. (a) 0.950% 6/06/16	5,000,000	4,994,956

		104,390,928

Repurchase Agreement — 0.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/16, 0.010%, due 4/01/16 (f)	615,949	615,949

TOTAL SHORT-TERM INVESTMENTS (Cost $104,947,300)		105,006,877

Value

TOTAL INVESTMENTS — 172.9% (Cost $593,756,464) (g)	$603,170,919

Other Assets/(Liabilities) — (72.9)%	(254,387,072)

NET ASSETS — 100.0%	$348,783,847

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
ARS	Auction Rate Security
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, these securities amounted to a value of $220,123,239 or 63.11% of net assets.
(b)	Restricted security. Certain securities are restricted as to resale. At March 31, 2016, these securities amounted to a value of $27,189 or 0.01% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(c)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(d)	All or a portion of this security is held as collateral for open reverse repurchase agreements. (Note 2).
(e)	All or a portion of this security is held as collateral for open swap agreements. (Note 2).
(f)	Maturity value of $615,949. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 9/30/19, and an aggregate market value, including accrued interest, of $630,279.
(g)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.3%

PREFERRED STOCK — 0.3%
Energy — 0.1%
Oil & Gas — 0.1%
Southwestern Energy Co. 6.250%	38,550	$755,966

Financial — 0.2%
Insurance — 0.2%
The Allstate Corp. 5.100%	130,000	3,389,100

TOTAL PREFERRED STOCK (Cost $5,177,500)		4,145,066

TOTAL EQUITIES (Cost $5,177,500)		4,145,066

	Principal Amount
BONDS & NOTES — 98.8%

CORPORATE DEBT — 34.9%
Advertising — 0.2%
WPP Finance 2010 4.750% 11/21/21	$635,000	700,714
WPP Finance 2010 5.625% 11/15/43	1,338,000	1,383,587

		2,084,301

Aerospace & Defense — 0.2%
Exelis, Inc. 4.250% 10/01/16	2,465,000	2,499,825
United Technologies Corp. 6.125% 7/15/38	465,000	600,643

		3,100,468

Agriculture — 0.5%
Bunge Ltd. Finance Corp. 3.200% 6/15/17	1,785,000	1,797,336
Bunge Ltd. Finance Corp. 3.500% 11/24/20	1,145,000	1,161,920
Imperial Brands Finance PLC (a) 2.950% 7/21/20	2,745,000	2,821,887
Philip Morris International, Inc. 6.375% 5/16/38	225,000	300,367
Reynolds American, Inc. 3.250% 6/12/20	980,000	1,024,840

		7,106,350

Airlines — 0.3%
American Airlines Pass-Through Trust, Series 2014-1, Class A 3.700% 4/01/28	687,532	673,781
American Airlines Pass-Through Trust, Series 2014-1, Class B 4.375% 4/01/24	286,259	283,620

	Principal Amount	Value
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A 4.100% 10/01/29	$2,525,000	$2,537,625
United Air Lines, Inc. (b) 10.110% 2/19/49	97,226	35,487
United Airlines Pass-Through Trust, Series 2014-1, Class A 4.000% 10/11/27	868,400	896,623

		4,427,136

Auto Manufacturers — 0.5%
General Motors Co. 5.200% 4/01/45	1,725,000	1,621,624
General Motors Co. 6.600% 4/01/36	1,510,000	1,661,588
General Motors Financial Co., Inc. 3.200% 7/13/20	2,435,000	2,429,555
Hyundai Capital America (a) 2.550% 2/06/19	1,150,000	1,157,377

		6,870,144

Automotive & Parts — 0.1%
Lear Corp. 4.750% 1/15/23	625,000	642,188

Banks — 3.1%
Associated Banc-Corp. 4.250% 1/15/25	3,280,000	3,334,327
Bank of America Corp. 5.650% 5/01/18	1,150,000	1,234,492
Bank of America Corp. 5.750% 12/01/17	1,555,000	1,652,376
Compass Bank 3.875% 4/10/25	3,535,000	3,315,519
Discover Bank 2.000% 2/21/18	1,920,000	1,910,029
First Horizon National Corp. 3.500% 12/15/20	4,280,000	4,276,965
ICICI Bank Ltd. (a) 4.700% 2/21/18	1,800,000	1,876,491
ICICI Bank Ltd. (a) 4.750% 11/25/16	1,300,000	1,324,596
Intesa Sanpaolo SpA, USD 5 year swap rate + 5.462%, VRN (a) 7.700% 12/29/49	2,000,000	1,837,500
Itau Unibanco Holding SA (a) 2.850% 5/26/18	5,860,000	5,780,890
JP Morgan Chase & Co. 3.875% 9/10/24	1,710,000	1,753,692
MUFG Union Bank NA 2.625% 9/26/18	550,000	559,810
Regions Financial Corp. 7.500% 5/15/18	895,000	986,259

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Skandinaviska Enskilda Banken AB (a) 2.375% 3/25/19	$760,000	$767,171
SVB Financial Group 3.500% 1/29/25	4,285,000	4,234,947
SVB Financial Group 5.375% 9/15/20	515,000	572,252
Valley National Bancorp 5.125% 9/27/23	1,710,000	1,840,649
Wachovia Bank NA 6.600% 1/15/38	690,000	913,011
Wells Fargo & Co. 4.300% 7/22/27	4,325,000	4,589,015

		42,759,991

Biotechnology — 0.1%
Amgen, Inc. 5.150% 11/15/41	1,600,000	1,765,674

Building Materials — 0.5%
CRH America, Inc. 8.125% 7/15/18	1,730,000	1,947,963
Lafarge SA 6.500% 7/15/16	1,305,000	1,324,414
Martin Marietta Material, Inc. 3 mo. USD LIBOR + 1.100%, FRN 1.703% 6/30/17	1,540,000	1,525,874
Owens Corning, Inc. 9.000% 6/15/19	1,245,000	1,451,553

		6,249,804

Chemicals — 0.6%
Ashland, Inc. 6.875% 5/15/43	406,000	386,715
Cabot Corp. 5.000% 10/01/16	2,440,000	2,478,957
Cytec Industries, Inc. 8.950% 7/01/17	225,000	241,793
Ecolab, Inc. 4.350% 12/08/21	650,000	717,606
Incitec Pivot Finance LLC (a) 6.000% 12/10/19	880,000	943,133
Methanex Corp. 5.250% 3/01/22	550,000	520,048
RPM International, Inc. 6.125% 10/15/19	800,000	886,866
RPM International, Inc. 6.500% 2/15/18	1,375,000	1,476,881
The Dow Chemical Co. 8.550% 5/15/19	375,000	446,065
Valspar Corp. 7.250% 6/15/19	650,000	741,047

		8,839,111

Commercial Services — 0.9%
TheADT Corp. 2.250% 7/15/17	2,015,000	2,040,188

	Principal Amount	Value
Cardtronics, Inc., Convertible 1.000% 12/01/20	$1,400,000	$1,351,875
ERAC USA Finance LLC (a) 2.800% 11/01/18	455,000	461,990
ERAC USA Finance LLC (a) 6.700% 6/01/34	355,000	438,033
Leidos Holdings, Inc. 4.450% 12/01/20	6,280,000	6,185,863
TheWestern Union Co. 5.930% 10/01/16	1,405,000	1,436,265

		11,914,214

Computers — 0.3%
Hewlett Packard Enterprise Co. (a) 6.350% 10/15/45	4,050,000	3,980,263
SanDisk Corp., Convertible 0.500% 10/15/20	424,000	440,165

		4,420,428

Cosmetics & Personal Care — 0.0%
TheProcter & Gamble Co. 5.800% 8/15/34	270,000	352,855

Distribution & Wholesale — 0.2%
Arrow Electronics, Inc. 4.500% 3/01/23	135,000	141,434
Ingram Micro, Inc. 4.950% 12/15/24	3,265,000	3,177,472

		3,318,906

Diversified Financial — 4.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.500% 5/15/21	5,300,000	5,415,911
Affiliated Managers Group, Inc. 3.500% 8/01/25	2,320,000	2,278,623
Affiliated Managers Group, Inc. 4.250% 2/15/24	1,470,000	1,513,847
Air Lease Corp. 3.375% 1/15/19	2,505,000	2,497,172
Air Lease Corp. 3.875% 4/01/21	1,825,000	1,854,656
Air Lease Corp. STEP 5.625% 4/01/17	600,000	616,452
Ares Finance Co. LLC (a) 4.000% 10/08/24	2,380,000	2,290,700
TheBear Stearns Cos., Inc. 7.250% 2/01/18	1,520,000	1,669,413
Citigroup, Inc. 3.875% 3/26/25	6,588,000	6,527,884
Citigroup, Inc. 8.125% 7/15/39	225,000	332,846
Eaton Vance Corp. 6.500% 10/02/17	91,000	97,161

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
GE Capital International Funding Co. (a) 4.418% 11/15/35	$1,522,000	$1,653,490
General Electric Capital Corp. 6.875% 1/10/39	429,000	621,191
TheGoldman Sachs Group, Inc. 5.375% 3/15/20	900,000	998,670
TheGoldman Sachs Group, Inc. 5.750% 1/24/22	1,600,000	1,845,952
TheGoldman Sachs Group, Inc. 6.150% 4/01/18	420,000	454,353
TheGoldman Sachs Group, Inc. 6.250% 2/01/41	440,000	547,068
TheGoldman Sachs Group, Inc. 6.345% 2/15/34	550,000	641,949
TheGoldman Sachs Group, Inc. 6.750% 10/01/37	565,000	674,856
Hyundai Capital America (a) 2.875% 8/09/18	910,000	926,173
Hyundai Capital America (a) 4.000% 6/08/17	1,605,000	1,645,038
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 3.500% 3/15/17	7,240,000	7,203,800
International Lease Finance Corp. 3.875% 4/15/18	2,065,000	2,076,771
International Lease Finance Corp. 5.750% 5/15/16	6,722,000	6,738,805
Janus Capital Group, Inc. 4.875% 8/01/25	2,440,000	2,596,504
JP Morgan Chase & Co. 4.500% 1/24/22	1,500,000	1,655,327
Lazard Group LLC 6.850% 6/15/17	601,000	633,339
Legg Mason, Inc. 5.625% 1/15/44	1,126,000	1,105,430
Merrill Lynch & Co., Inc. 7.750% 5/14/38	555,000	758,182

		57,871,563

Electric — 2.6%
Ameren Corp. 3.650% 2/15/26	1,015,000	1,041,007
Berkshire Hathaway Energy 5.950% 5/15/37	1,525,000	1,832,829
CMS Energy Corp. 5.050% 2/15/18	1,875,000	1,983,604
Duke Energy Progress, Inc. 6.125% 9/15/33	37,000	46,954
Entergy Arkansas, Inc. 3.500% 4/01/26	505,000	539,604
Entergy Louisiana LLC 4.950% 1/15/45	1,095,000	1,120,527

	Principal Amount	Value
Florida Power & Light Co. 4.950% 6/01/35	$950,000	$1,112,463
IPALCO Enterprises, Inc. 3.450% 7/15/20	5,935,000	5,957,256
LG&E and KU Energy LLC 4.375% 10/01/21	1,900,000	2,058,739
Metropolitan Edison Co. (a) 4.000% 4/15/25	1,505,000	1,539,821
National Fuel Gas Co. 3.750% 3/01/23	985,000	875,737
Nevada Power Co. Series N 6.650% 4/01/36	1,000,000	1,296,061
Niagara Mohawk Power Corp. (a) 2.721% 11/28/22	1,560,000	1,535,577
Oncor Electric Delivery Co. 6.800% 9/01/18	75,000	83,635
Oncor Electric Delivery Co. 7.500% 9/01/38	130,000	178,940
Pacific Gas & Electric Co. 5.800% 3/01/37	800,000	994,173
Pennsylvania Electric Co. (a) 4.150% 4/15/25	2,090,000	2,118,905
PPL Capital Funding, Inc. 1.900% 6/01/18	400,000	400,567
PPL Capital Funding, Inc. 5.000% 3/15/44	1,320,000	1,414,879
Progress Energy, Inc. 7.000% 10/30/31	505,000	641,157
Puget Energy, Inc. 6.500% 12/15/20	1,985,000	2,301,629
Southern California Edison Co. 5.950% 2/01/38	820,000	1,055,821
Transelec SA (a) 4.625% 7/26/23	1,250,000	1,290,042
Tri-State Generation & Transmission Association, Series 2003, Class A (a) 6.040% 1/31/18	299,157	316,676
Virginia Electric and Power Co. 6.350% 11/30/37	925,000	1,220,341
Wisconsin Public Service Corp. 5.650% 11/01/17	1,405,000	1,473,610
Xcel Energy, Inc. 3.300% 6/01/25	1,690,000	1,733,092

		36,163,646

Electronics — 0.5%
Amphenol Corp. 2.550% 1/30/19	1,445,000	1,456,525
Arrow Electronics, Inc. 3.500% 4/01/22	1,865,000	1,868,407
Arrow Electronics, Inc. 5.125% 3/01/21	750,000	809,396
Avnet, Inc. 4.875% 12/01/22	944,000	993,217

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Tech Data Corp. 3.750% 9/21/17	$1,345,000	$1,362,612

		6,490,157

Engineering & Construction — 0.1%
SBA Tower Trust (a) 3.156% 10/15/45	1,500,000	1,500,570

Environmental Controls — 0.1%
Republic Services, Inc. 5.000% 3/01/20	40,000	43,795
Republic Services, Inc. 5.250% 11/15/21	795,000	905,322

		949,117

Foods — 0.2%
Kraft Foods, Inc. 6.500% 2/09/40	381,000	480,911
The Kroger Co. 2.600% 2/01/21	1,065,000	1,096,562
Tyson Foods, Inc. 2.650% 8/15/19	485,000	497,400
Tyson Foods, Inc. 4.875% 8/15/34	745,000	801,207

		2,876,080

Forest Products & Paper — 0.3%
Domtar Corp. 9.500% 8/01/16	94,000	96,530
Domtar Corp. 10.750% 6/01/17	55,000	60,020
International Paper Co. 4.750% 2/15/22	700,000	768,111
International Paper Co. 7.300% 11/15/39	820,000	976,074
International Paper Co. 9.375% 5/15/19	290,000	345,159
Sappi Papier Holding GmbH (a) 7.750% 7/15/17	1,830,000	1,916,925

		4,162,819

Gas — 0.1%
The Laclede Group, Inc. 4.700% 8/15/44	2,000,000	1,905,504

Hand & Machine Tools — 0.2%
Kennametal, Inc. 2.650% 11/01/19	1,200,000	1,128,563
Stanley Black & Decker, Inc. 2.451% 11/17/18	1,920,000	1,949,635

		3,078,198

Health Care – Products — 0.6%
Boston Scientific Corp. 6.000% 1/15/20	950,000	1,072,348
Zimmer Biomet Holdings, Inc. 3.550% 4/01/25	3,395,000	3,430,294

	Principal Amount	Value
Zimmer Biomet Holdings, Inc. 4.450% 8/15/45	$4,280,000	$4,212,432

		8,715,074

Health Care – Services — 0.2%
Kaiser Foundation Hospitals 3.500% 4/01/22	600,000	626,578
UnitedHealth Group, Inc. 6.875% 2/15/38	1,775,000	2,490,833

		3,117,411

Home Builders — 0.3%
Lennar Corp. 4.500% 11/15/19	3,767,000	3,917,680

Housewares — 0.3%
Newell Rubbermaid, Inc. 2.050% 12/01/17	1,250,000	1,253,788
Newell Rubbermaid, Inc. 3.850% 4/01/23	2,325,000	2,411,283

		3,665,071

Insurance — 3.6%
The Allstate Corp. 3 mo. USD LIBOR + 2.938%, VRN 5.750% 8/15/53	2,270,000	2,306,888
American International Group, Inc. 3.900% 4/01/26	2,890,000	2,899,011
Arch Capital Group US, Inc. 5.144% 11/01/43	1,150,000	1,206,041
AXIS Specialty Finance PLC 2.650% 4/01/19	660,000	659,936
Brown & Brown, Inc. 4.200% 9/15/24	1,553,000	1,563,495
The Chubb Corp. 3 mo. USD LIBOR + 2.250%, VRN 6.375% 4/15/37	916,000	796,920
CNA Financial Corp. 3.950% 5/15/24	1,250,000	1,242,496
CNA Financial Corp. 7.350% 11/15/19	1,000,000	1,154,327
CNO Financial Group, Inc. 4.500% 5/30/20	1,763,000	1,798,260
CNO Financial Group, Inc. 5.250% 5/30/25	2,104,000	2,151,340
Five Corners Funding Trust (a) 4.419% 11/15/23	1,465,000	1,535,642
The Hartford Financial Services Group, Inc., 3 mo. USD LIBOR + 4.603%, VRN 8.125% 6/15/38	2,070,000	2,209,725
Marsh & McLennan Cos., Inc. 5.875% 8/01/33	900,000	1,070,310
MetLife Capital Trust IV (a) 7.875% 12/15/37	2,695,000	3,099,250

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Principal Financial Group, Inc. 8.875% 5/15/19	$620,000	$736,594
Prudential Financial, Inc. 3 mo. USD LIBOR + 3.040%, VRN 5.200% 3/15/44	2,380,000	2,294,153
Prudential Financial, Inc. 3 mo. USD LIBOR + 3.920%, VRN 5.625% 6/15/43	1,845,000	1,879,133
Prudential Financial, Inc. 3 mo. USD LIBOR + 5.000%, VRN 8.875% 6/15/38	1,930,000	2,118,175
Prudential Financial, Inc., 3 mo. USD LIBOR + 3.031%, VRN 5.375% 5/15/45	1,800,000	1,782,000
QBE Insurance Group Ltd. (a) 2.400% 5/01/18	900,000	903,038
Reinsurance Group of America, Inc. 4.700% 9/15/23	1,270,000	1,324,225
Reinsurance Group of America, Inc. 5.000% 6/01/21	1,775,000	1,928,859
Reinsurance Group of America, Inc. 6.450% 11/15/19	1,675,000	1,880,633
Trinity Acquisition PLC 4.400% 3/15/26	500,000	507,239
USF&G Capital I (a) 8.500% 12/15/45	1,015,000	1,554,187
Voya Financial, Inc. 5.500% 7/15/22	900,000	1,006,709
Voya Financial, Inc. 3 mo. USD LIBOR + 3.580%, VRN 5.650% 5/15/53	1,510,000	1,404,300
Willis North America, Inc. 7.000% 9/29/19	706,000	798,346
Willis Towers Watson PLC 5.750% 3/15/21	1,825,000	2,031,028
XLIT Ltd. 4.450% 3/31/25	1,275,000	1,262,510
XLIT Ltd. 6.375% 11/15/24	1,990,000	2,317,864

		49,422,634

Internet — 1.0%
Baidu, Inc. 3.250% 8/06/18	1,965,000	2,014,172
Expedia, Inc. 4.500% 8/15/24	6,190,000	6,231,368
Expedia, Inc. 7.456% 8/15/18	3,420,000	3,826,221
Tencent Holdings Ltd. (a) 2.875% 2/11/20	1,655,000	1,682,420

		13,754,181

	Principal Amount	Value
Investment Companies — 0.5%
Ares Capital Corp. 3.875% 1/15/20	$3,635,000	$3,724,737
FS Investment Corp. 4.000% 7/15/19	2,720,000	2,726,332

		6,451,069

Iron & Steel — 1.0%
ArcelorMittal 5.125% 6/01/20	2,375,000	2,280,000
ArcelorMittal STEP 5.500% 2/25/17	245,000	248,063
ArcelorMittal 6.125% 6/01/18	279,000	281,790
ArcelorMittal STEP 6.250% 8/05/20	1,700,000	1,661,750
Glencore Funding LLC (a) 2.875% 4/16/20	4,475,000	3,982,750
Glencore Funding LLC (a) 4.625% 4/29/24	435,000	361,267
Reliance Steel & Aluminum Co. 4.500% 4/15/23	1,125,000	1,084,495
Reliance Steel & Aluminum Co. 6.200% 11/15/16	2,562,000	2,627,267
Reliance Steel & Aluminum Co. 6.850% 11/15/36	1,536,000	1,500,695

		14,028,077

Lodging — 0.1%
Marriott International, Inc. 3.375% 10/15/20	1,440,000	1,489,588
Starwood Hotels & Resorts Worldwide, Inc. 6.750% 5/15/18	305,000	332,951

		1,822,539

Machinery – Diversified — 0.4%
CNH Industrial Capital LLC 3.250% 2/01/17	725,000	723,187
CNH Industrial Capital LLC 3.375% 7/15/19	1,595,000	1,539,175
CNH Industrial Capital LLC 3.625% 4/15/18	902,000	902,000
CNH Industrial Capital LLC 6.250% 11/01/16	1,705,000	1,739,100
Xylem, Inc. 4.875% 10/01/21	585,000	631,484

		5,534,946

Manufacturing — 0.2%
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	960,000	1,063,020
SPX FLOW, Inc. 6.875% 9/01/17	1,370,000	1,416,237

		2,479,257

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Media — 0.7%
21st Century Fox America, Co. 6.900% 8/15/39	$525,000	$653,620
CBS Corp. 7.875% 7/30/30	970,000	1,308,049
CCO Safari II LLC (a) 3.579% 7/23/20	2,005,000	2,048,783
CCO Safari II LLC (a) 6.484% 10/23/45	1,655,000	1,841,562
NBCUniversal Media LLC 6.400% 4/30/40	100,000	133,805
Time Warner Cable, Inc. 6.750% 6/15/39	655,000	737,227
Time Warner Cable, Inc. 8.250% 4/01/19	235,000	273,581
Time Warner Cable, Inc. 8.750% 2/14/19	365,000	427,374
Time Warner, Inc. 4.700% 1/15/21	900,000	990,697
Time Warner, Inc. 6.100% 7/15/40	950,000	1,081,228
Time Warner, Inc. 6.250% 3/29/41	15,000	17,339

		9,513,265

Mining — 0.2%
Glencore Canada Corp. 5.500% 6/15/17	1,230,000	1,242,300
Glencore Finance Canada (a) 5.800% 11/15/16	1,023,000	1,035,686

		2,277,986

Office Equipment/Supplies — 0.2%
Pitney Bowes, Inc. 4.625% 3/15/24	1,875,000	1,912,213
Pitney Bowes, Inc. 4.750% 5/15/18	275,000	289,508
Pitney Bowes, Inc. 5.750% 9/15/17	188,000	196,669

		2,398,390

Office Furnishings — 0.0%
Steelcase, Inc. 6.375% 2/15/21	100,000	112,952

Oil & Gas — 1.0%
Anadarko Petroleum Corp. 5.550% 3/15/26	1,180,000	1,190,389
Chesapeake Energy Corp., Convertible 2.500% 5/15/37	1,580,000	999,350
Helmerich & Payne International Drilling Co. 4.650% 3/15/25	1,415,000	1,424,057
Pemex Project Funding Master Trust 6.625% 6/15/38	202,000	191,395

	Principal Amount	Value
Petroleos Mexicanos 3.125% 1/23/19	$395,000	$391,445
Petroleos Mexicanos 5.500% 1/21/21	1,690,000	1,753,375
Petroleos Mexicanos 6.375% 1/23/45	640,000	593,280
Phillips 66 5.875% 5/01/42	2,245,000	2,439,417
Pioneer Natural Resources Co. 4.450% 1/15/26	2,430,000	2,449,110
Pioneer Natural Resources Co. 5.875% 7/15/16	1,370,000	1,383,804
Rowan Cos., Inc. 4.750% 1/15/24	418,000	287,010
Whiting Petroleum Corp., Convertible (a) 1.250% 4/01/20	2,165,000	1,259,759

		14,362,391

Oil & Gas Services — 0.2%
Hornbeck Offshore Services, Inc., Convertible 1.500% 9/01/19	2,850,000	1,690,406
SEACOR Holdings, Inc., Convertible 3.000% 11/15/28	970,000	746,900
Weatherford International Ltd. 6.000% 3/15/18	725,000	699,625

		3,136,931

Packaging & Containers — 0.1%
Brambles USA Inc., Series A (a) 5.350% 4/01/20	685,000	756,987
Brambles USA, Inc. (a) 4.125% 10/23/25	926,000	961,516

		1,718,503

Pharmaceuticals — 1.0%
AbbVie, Inc. 4.700% 5/14/45	2,465,000	2,621,212
Actavis Funding SCS 3.000% 3/12/20	2,210,000	2,272,340
Actavis Funding SCS 4.750% 3/15/45	1,395,000	1,467,128
Baxalta, Inc. (a) 3.600% 6/23/22	805,000	817,791
Baxalta, Inc. (a) 4.000% 6/23/25	2,145,000	2,179,788
Baxalta, Inc. (a) 5.250% 6/23/45	1,070,000	1,137,181
McKesson Corp. 2.284% 3/15/19	675,000	683,123
McKesson Corp. 3.796% 3/15/24	550,000	574,135
McKesson Corp. 4.750% 3/01/21	850,000	929,512

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pfizer, Inc. 7.200% 3/15/39	$970,000	$1,417,358

		14,099,568

Pipelines — 1.3%
Alliance Pipeline LP (a) 6.996% 12/31/19	515,445	557,349
Boardwalk Pipelines LLC 5.500% 2/01/17	914,000	913,959
Boardwalk Pipelines LP 5.875% 11/15/16	2,670,000	2,676,248
CenterPoint Energy Resources Corp. 4.500% 1/15/21	650,000	691,523
CenterPoint Energy Resources Corp. 5.850% 1/15/41	645,000	715,477
Enterprise Products Operating Co. 3.700% 2/15/26	2,530,000	2,481,507
Enterprise Products Operating Co. 5.950% 2/01/41	630,000	646,515
Kinder Morgan Energy Partners LP 6.500% 2/01/37	571,000	542,125
Kinder Morgan Energy Partners LP 6.950% 1/15/38	65,000	65,020
Kinder Morgan Finance Co. LLC (a) 6.000% 1/15/18	3,900,000	4,077,781
Kinder Morgan, Inc. 4.300% 6/01/25	1,370,000	1,303,123
Magellan Midstream Partners LP 5.000% 3/01/26	1,660,000	1,795,174
Magellan Midstream Partners LP 5.150% 10/15/43	2,305,000	2,155,747

		18,621,548

Real Estate Investment Trusts (REITS) — 1.4%
American Tower Corp. 3.400% 2/15/19	1,245,000	1,276,298
American Tower Corp. 3.450% 9/15/21	3,025,000	3,093,192
American Tower Corp. 4.400% 2/15/26	1,000,000	1,057,435
American Tower Corp. 4.500% 1/15/18	1,900,000	1,979,796
Brandywine Operating Partners LP 4.950% 4/15/18	1,100,000	1,146,880
DDR Corp. 4.750% 4/15/18	1,400,000	1,455,478
Duke Realty LP 8.250% 8/15/19	1,975,000	2,336,559
Federal Realty Investment Trust 5.900% 4/01/20	455,000	520,564
Highwoods Realty LP 5.850% 3/15/17	2,600,000	2,692,557
Host Hotels & Resorts LP 4.000% 6/15/25	752,000	732,407

	Principal Amount	Value
ProLogis LP 2.750% 2/15/19	$610,000	$623,700
Vereit Operating Partnership LP 2.000% 2/06/17	1,530,000	1,514,700
Vereit Operating Partnership LP 3.000% 2/06/19	765,000	751,521

		19,181,087

Retail — 1.3%
AutoNation, Inc. 4.500% 10/01/25	895,000	917,230
Bed Bath & Beyond, Inc. 5.165% 8/01/44	639,000	540,419
CVS Health Corp. 6.125% 9/15/39	895,000	1,131,793
CVS Pass-Through Trust (a) 5.926% 1/10/34	2,148,830	2,378,024
El Puerto de Liverpool SAB de CV (a) 3.950% 10/02/24	2,975,000	2,967,562
GNC Holdings, Inc., Convertible (a) 1.500% 8/15/20	450,000	367,875
O’Reilly Automotive, Inc. 3.850% 6/15/23	759,000	794,183
O’Reilly Automotive, Inc. 4.875% 1/14/21	875,000	957,065
QVC, Inc. 3.125% 4/01/19	1,075,000	1,078,330
QVC, Inc. 4.375% 3/15/23	1,140,000	1,114,823
QVC, Inc. 4.450% 2/15/25	1,225,000	1,184,201
QVC, Inc. 5.125% 7/02/22	750,000	786,938
Tiffany & Co. 4.900% 10/01/44	1,140,000	1,066,538
Walgreens Boots Alliance, Inc. 2.700% 11/18/19	750,000	765,530
Walgreens Boots Alliance, Inc. 3.800% 11/18/24	1,505,000	1,548,650

		17,599,161

Savings & Loans — 0.2%
Glencore Funding LLC (a) 1.700% 5/27/16	1,593,000	1,587,389
Glencore Funding LLC (a) 2.500% 1/15/19	1,841,000	1,684,515

		3,271,904

Semiconductors — 0.7%
Applied Materials, Inc. 5.850% 6/15/41	1,500,000	1,775,026
Lam Research Corp. 2.750% 3/15/20	2,460,000	2,418,254
Lam Research Corp. 3.800% 3/15/25	2,210,000	2,114,970

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Microchip Technology, Inc., Convertible 1.625% 2/15/25	$2,274,000	$2,339,377
Micron Technology, Inc., Convertible 3.000% 11/15/43	566,000	385,588
QUALCOMM, Inc. 3.450% 5/20/25	1,248,000	1,291,659

		10,324,874

Software — 0.3%
Broadridge Financial Solutions, Inc. 3.950% 9/01/20	745,000	787,832
CA, Inc. 2.875% 8/15/18	835,000	848,668
CA, Inc. 5.375% 12/01/19	1,476,000	1,614,419
Citrix Systems, Inc., Convertible 0.500% 4/15/19	1,170,000	1,306,744

		4,557,663

Telecommunications — 1.2%
America Movil SAB de CV 5.000% 3/30/20	730,000	807,724
America Movil SAB de CV 6.125% 3/30/40	760,000	897,403
AT&T, Inc. 4.750% 5/15/46	1,970,000	1,921,650
AT&T, Inc. 6.550% 2/15/39	1,005,000	1,183,536
British Telecom PLC STEP 9.625% 12/15/30	1,050,000	1,641,229
CenturyLink, Inc. 6.150% 9/15/19	760,000	788,500
Crown Castle Towers LLC (a) 6.113% 1/15/40	940,000	1,037,136
Deutsche Telekom International Finance BV STEP 8.750% 6/15/30	290,000	434,773
Embarq Corp. 7.082% 6/01/16	561,000	564,607
Embarq Corp. 7.995% 6/01/36	200,000	193,088
Rogers Communications, Inc. 7.500% 8/15/38	160,000	206,981
Telefonica Emisiones SAU 5.462% 2/16/21	650,000	738,436
Verizon Communications, Inc. 2.625% 2/21/20	1,866,000	1,919,998
Verizon Communications, Inc. 4.862% 8/21/46	1,366,000	1,440,476
Verizon Communications, Inc. 5.012% 8/21/54	1,222,000	1,225,946
Verizon Communications, Inc. 6.550% 9/15/43	1,218,000	1,604,382

		16,605,865

	Principal Amount	Value
Transportation — 0.4%
Asciano Finance (a) 4.625% 9/23/20	$845,000	$835,857
Asciano Finance (a) 5.000% 4/07/18	1,650,000	1,678,672
Autoridad del Canal de Panama (a) 4.950% 7/29/35	1,340,000	1,407,000
Burlington Northern Santa Fe LLC 6.750% 3/15/29	1,053,000	1,416,442
Union Pacific Corp. 4.000% 2/01/21	700,000	766,325

		6,104,296

Trucking & Leasing — 0.7%
Aviation Capital Group Corp. (a) 2.875% 9/17/18	6,665,000	6,692,193
GATX Corp. 2.375% 7/30/18	1,175,000	1,165,008
GATX Corp. 4.750% 6/15/22	1,200,000	1,276,631

		9,133,832

TOTAL CORPORATE DEBT (Cost $476,539,750)		484,777,379

MUNICIPAL OBLIGATIONS — 1.3%
JobsOhio Beverage System Series B 4.532% 1/01/35	5,550,000	6,142,241
New York City Municipal Water Finance Authority BAB 5.882% 6/15/44	390,000	532,026
State of California 5.950% 4/01/16	895,000	895,000
State of California BAB 7.550% 4/01/39	505,000	773,175
State of California BAB 7.600% 11/01/40	3,925,000	6,102,629
State of Illinois 5.365% 3/01/17	2,910,000	2,997,737

		17,442,808

TOTAL MUNICIPAL OBLIGATIONS (Cost $16,303,836)		17,442,808

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 23.2%
Auto Floor Plan ABS — 0.1%
NCF Dealer Floorplan Master Trust, Series 2014-1A, Class A, 1 mo. LIBOR + 1.500%, FRN (a) 1.932% 10/20/20	1,630,000	1,629,999

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Automobile ABS — 0.7%
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A (a) 2.500% 2/20/21	$1,600,000	$1,598,784
Capital Automotive REIT, Series 2014-1A, Class A (a) 3.660% 10/15/44	1,100,000	1,137,069
Capital Automotive REIT, Series 2012-1A, Class A (a) 4.700% 7/15/42	1,756,735	1,823,413
CFC LLC, Series 2014-2A, Class A (a) 1.440% 11/16/20	971,910	956,991
CPS Auto Trust, Series 2014-A, Class A (a) 1.210% 8/15/18	463,533	461,634
GLS Auto Receivables Trust, Series 2015-1A, Class A (a) 2.250% 12/15/20	1,095,128	1,094,241
GO Financial Auto Securitization Trust, Series 2015-1, Class A (a) 1.810% 3/15/18	450,493	450,049
Oscar US Funding Trust IV, Series 2016-1A, Class A2B (a) 2.130% 7/15/20	1,980,000	1,980,000
Santander Drive Auto Receivables Trust, Series 2015-S2, Class R1 (a) 1.840% 11/18/19	516,908	513,031

		10,015,212

Commercial MBS — 4.9%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4, VRN 5.741% 2/10/51	1,882,440	1,959,714
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class AM, VRN 6.262% 2/10/51	1,445,000	1,531,586
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	2,618,308	2,646,913
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	1,295,000	1,320,700
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4, VRN 5.471% 1/12/45	707,122	723,287

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class AM, VRN 5.513% 1/12/45	$2,765,000	$2,819,992
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4, VRN 5.694% 6/11/50	960,165	996,701
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	2,150,000	2,229,750
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class AM, VRN 5.835% 9/11/42	1,170,000	1,223,344
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class AM, VRN 5.836% 9/11/38	2,375,000	2,377,301
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class AM, VRN 6.084% 6/11/50	1,660,000	1,736,522
COMM 2015-CCRE23 Mortgage Trust, Series 2015-CR23, Class B, VRN 4.183% 5/10/48	1,200,000	1,216,644
Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A5 3.961% 3/10/47	2,176,000	2,351,850
Commercial Mortgage Pass Through Certificates, Series 2015-CR23, Class C, VRN 4.257% 5/10/48	1,050,000	954,216
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class AM, VRN 5.650% 12/10/49	1,320,000	1,367,834
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4, VRN 5.813% 12/10/49	3,371,468	3,499,959
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A4, CMO,, VRN 5.845% 6/10/46	258,823	258,823
DBCCRE Mortgage Trust, Series 2014-ARCP, Class A (a) 4.238% 1/10/34	1,100,000	1,180,831
DBRR Trust, Series 2013-EZ3, Class A, VRN (a) 1.635% 12/18/49	775,559	770,784

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
DBUBS Mortgage Trust, Series 2011-LC2A, Class A2 (a) 3.386% 7/10/44	$1,307,563	$1,309,647
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2 3.642% 8/10/44	1,150,963	1,153,218
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1 (a) 3.742% 11/10/46	44,055	44,175
DBUBS Mortgage Trust, Series 2011-LC1A, Class B, VRN (a) 5.471% 11/10/46	860,000	969,844
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, VRN 5.892% 7/10/38	3,600,000	3,617,638
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4, VRN 5.892% 7/10/38	599,273	600,673
GS Mortgage Securities Corp. II, Series 2012-GC6, Class AS (a) 4.948% 1/10/45	800,000	893,080
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A2 (a) 3.341% 7/15/46	130,533	130,529
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	2,421,739	2,446,486
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class AM 5.204% 12/12/49	1,675,000	1,700,925
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4, VRN 5.947% 6/12/46	126,826	126,826
ML-CFC Commercial Mortgage Trust, Series 2006-3, Class AM, VRN 5.456% 7/12/46	1,315,000	1,327,825
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AM, VRN 5.856% 9/12/49	1,800,000	1,873,625
Morgan Stanley Capital I, Series 2011-C2, Class B, VRN (a) 5.200% 6/15/44	825,000	903,773
Morgan Stanley Capital I, Series 2006-IQ12, Class A4 5.332% 12/15/43	991,242	1,001,477
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	1,525,000	1,550,976

	Principal Amount	Value
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	$701,393	$700,697
Morgan Stanley Capital I, Series 2008-T29, Class A4, VRN 6.268% 1/11/43	1,154,395	1,221,750
STRIPs Ltd., Series 2012-1A, Class A (a) 1.500% 12/25/44	331,973	329,483
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, VRN 5.528% 8/15/39	470,590	473,204
VFC LLC, Series 2014-2, Class A, (Acquired 7/9/14, Cost $1,500,000) (a) (c) 2.750% 7/20/30	51,984	51,984
VFC LLC, Series 2015-3, Class A, (Acquired 3/25/15, Cost $1,716,775) (a) (c) 2.750% 12/20/31	72,220	72,206
VNO Mortgage Trust, Series 2013-PENN, Class A (a) 3.808% 12/13/29	1,610,000	1,698,329
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	4,525,000	4,584,246
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class AM, VRN 5.591% 4/15/47	1,530,000	1,572,518
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class AM, VRN 5.896% 5/15/43	637,992	637,992
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4, VRN 5.946% 2/15/51	2,033,666	2,089,605
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, VRN 5.946% 2/15/51	1,775,000	1,843,750
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class AM, VRN 6.018% 6/15/45	1,345,000	1,351,018
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1 (a) 3.349% 11/15/43	235,353	243,752
Wells Fargo Reremic Trust, Series 2012-IO, Class A (a) 1.750% 8/20/21	151,956	151,956

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A2 (a) 3.240% 3/15/44	$330,843	$331,368

		68,171,326

Home Equity ABS — 1.0%
ACE Securities Corp., Series 2005-AG1, Class A1B1, 1 mo. USD LIBOR + .270%, FRN 0.703% 8/25/35	433,817	432,691
Bayview Financial Mortgage Pass-Through Trust, Series 2005-B, Class M1, 1 mo. LIBOR + .450%, FRN 0.881% 4/28/39	579,979	579,008
Citigroup Mortgage Loan Trust, Series 2005-OPT4, Class M2, 1 mo. USD LIBOR + .430%, FRN 0.863% 7/25/35	311,619	308,759
Countrywide Asset-Backed Certificates, Series 2005-3, Class MV2, 1 mo. USD LIBOR + .450%, FRN 0.886% 8/25/35	57,511	57,481
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460%, FRN 0.893% 9/25/34	254,614	250,053
Countrywide Partnership Trust, Series 2004-EC1, Class M1, 1 mo. USD LIBOR + .900%, FRN 1.333% 2/25/35	773,329	642,879
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1, 1 mo. USD LIBOR + .420%, FRN 0.853% 5/25/36	878,384	872,101
First Franklin Mortgage Loan Trust, Series 2005-FF2, Class M3, 1 mo. USD LIBOR + .720%, FRN 1.153% 3/25/35	907,625	900,915
GSAMP Trust, Series 2005-HE5, Class M1, 1 mo. USD LIBOR + .420%, FRN 0.853% 11/25/35	688,087	681,840
GSAMP Trust, Series 2005-AHL, Class M1, 1 mo. USD LIBOR + .430%, FRN 0.863% 4/25/35	341,934	341,538
Home Equity Asset Trust, Series 2006-4, Class 2A3, 1 mo. USD LIBOR + .170%, FRN 0.603% 8/25/36	235,468	235,015

	Principal Amount	Value
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2, 1 mo. USD LIBOR + .825%, FRN 1.258% 6/25/35	$1,570,118	$1,552,334
MASTR Asset-Backed Securities Trust, Series 2005-WMC1, Class M3, 1 mo. USD LIBOR + .720%, FRN 1.153% 3/25/35	2,046,624	2,034,238
Morgan Stanley Capital, Inc., Series 2005-WMC6, Class M2, 1 mo. USD LIBOR + .750%, FRN 1.183% 7/25/35	806,038	810,931
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6, STEP 6.379% 10/25/28	176	181
NovaStar Mortgage Funding Trust, Series 2005-3, Class A2D, 1 mo. LIBOR + .370%, FRN 0.803% 1/25/36	1,668,274	1,665,753
Park Place Securities, Inc., Series 2005-WCW3, Class A2C, 1 mo. USD LIBOR + .380%, FRN 0.813% 8/25/35	223,668	223,333
Park Place Securities, Inc., Series 2005-WHQ1, Class M2, 1 mo. USD LIBOR + .750%, FRN 1.183% 3/25/35	210,742	210,648
Residential Asset Mortgage Products, Inc., Series 2005-EFC5, Class M1, 1 mo. USD LIBOR + .400%, FRN 0.833% 10/25/35	925,594	923,217
Structured Asset Investment Loan Trust, Series 2005-7, Class A5, 1 mo. USD LIBOR + .720%, FRN 1.153% 8/25/35	197,062	197,581

		12,920,496

Other ABS — 11.3%
321 Henderson Receivables I LLC, Series 2007-1A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 0.636% 3/15/42	822,587	784,603
321 Henderson Receivables I LLC, Series 2015-1A, Class A (a) 3.260% 9/15/72	626,290	609,605
Aames Mortgage Investment Trust, Series 2004-1, Class M5, 1 mo. USD LIBOR + 1.725%, FRN 2.161% 1/25/35	1,899,366	1,893,274
AIMCO CLO Ltd., Series 2014-AA, Class A, 3 mo. USD LIBOR + 1.540%, FRN (a) 2.164% 7/20/26	2,500,000	2,487,500

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
ALM VIII Ltd., Series 2013-8A, Class A1A, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.074% 1/20/26	$1,590,000	$1,585,383
ALM XIV Ltd., Series 2014-14A, Class A1, 3 mo. USD LIBOR + 1.430%, FRN (a) 2.051% 7/28/26	2,400,000	2,382,487
Alterna Funding I LLC, Series 2014-1A, Class NOTE (a) 1.639% 2/15/21	1,133,393	1,122,768
Apidos CLO XV, Series 2013-15A, Class A1, 3 mo. USD LIBOR + 1.350%, FRN (a) 1.974% 10/20/25	1,000,000	992,676
Applebee’s/IHOP Funding LLC, Series 2014-1, Class A2 (a) 4.277% 9/05/44	1,580,000	1,573,784
Arbys Funding LLC, Series 2015-1A, Class A2 (a) 4.969% 10/30/45	2,194,500	2,247,991
ARL Second LLC, Series 2014-1A, Class A1 (a) 2.920% 6/15/44	1,063,911	979,275
Atlas Senior Loan Fund V Ltd., Series 2014-1A, Class A, 3 mo. USD LIBOR + 1.550%, FRN (a) 2.170% 7/16/26	1,000,000	992,502
Avery Point CLO Ltd., Series 2014-5A, Class A, 3 mo. USD LIBOR + 1.460%, FRN (a) 2.080% 7/17/26	2,500,000	2,455,750
Avery Point III CLO Ltd., Series 2013-3A, Class A, 3 mo. USD LIBOR + 1.400%, FRN (a) 2.020% 1/18/25	1,400,000	1,384,461
Avery Point VI CLO Ltd., Series 2015-6A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.071% 8/05/27	4,225,000	4,193,748
BCC Funding VIII LLC, Series 2014-1A, Class A (a) 1.794% 6/20/20	371,056	367,940
Birchwood Park CLO Ltd., Series 2014-1A, Class A, 3 mo. USD LIBOR + 1.440%, FRN (a) 2.062% 7/15/26	2,415,000	2,392,456
Blue Hill CLO Ltd., Series 2013-1A, Class A, 3 mo. USD LIBOR + 1.480%, FRN (a) 2.102% 1/15/26	1,400,000	1,385,878

	Principal Amount	Value
BlueMountain CLO Ltd., Series 2013-2A, Class A, 3 mo. USD LIBOR + 1.200%, FRN (a) 1.821% 1/22/25	$1,100,000	$1,088,728
BlueMountain CLO Ltd., Series 2013-3A, Class A, 3 mo. USD LIBOR + 1.400%, FRN (a) 2.018% 10/29/25	725,000	720,061
BlueMountain CLO Ltd., Series 2015-2A, Class A1, 3 mo. USD LIBOR + 1.430%, FRN (a) 2.050% 7/18/27	2,855,000	2,821,876
BlueVirgo Trust, Series 2015-1A, Class NOTE (a) 3.000% 12/15/22	3,773,340	3,763,906
CAN Capital Funding LLC, Series 2014-1A, Class A (a) 3.117% 4/15/20	1,700,000	1,693,625
Carlyle Global Market Strategies, Series 2014-1A, Class A, 3 mo. USD LIBOR + 1.520%, FRN (a) 2.140% 4/17/25	3,765,000	3,746,167
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A (a) 2.000% 12/10/23	1,647,035	1,629,021
Citi Held For Asset Issuance, Series 2015-PM1, Class A (a) 1.850% 12/15/21	560,242	559,586
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (a) 4.474% 3/20/43	1,274,925	1,274,670
CLI Funding V LLC, Series 2014-1A, Class A (a) 3.290% 6/18/29	1,573,202	1,466,146
Consumers Securitization Funding LLC, Series 2014-A, Class A2 2.962% 11/01/25	1,300,000	1,362,271
Cronos Containers Program I Ltd., Series 2014-2A, Class A (a) 3.270% 11/18/29	937,037	897,478
DB Master Finance LLC, Series 2015-1A, Class A2I (a) 3.262% 2/20/45	1,782,000	1,745,113
Diamond Resorts Owner Trust, Series 2014-1, Class A (a) 2.540% 5/20/27	618,572	610,626
Diamond Resorts Owner Trust, Series 2015-1, Class A (a) 2.730% 7/20/27	742,492	736,571
Diamond Resorts Owner Trust, Series 2015-2, Class A (a) 2.990% 5/22/28	2,084,735	2,086,185

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2I (a) 3.484% 10/25/45	$3,551,100	$3,440,732
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2II (a) 4.474% 10/25/45	3,740,625	3,697,383
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (a) 5.216% 1/25/42	1,954,617	2,023,525
Drug Royalty Corp., Inc., Series 2014-1, Class A2 (a) 3.484% 7/15/23	595,368	601,250
Drug Royalty Corp., Inc., Series 2012-1, Class A2 (a) 5.800% 7/15/24	381,410	388,067
Dryden XXXI Senior Loan Fund, Series 2014-31A, Class A, 3 mo. USD LIBOR + 1.350%, FRN (a) 1.970% 4/18/26	3,530,000	3,491,092
Eaton Vance CLO, Series 2014-1A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.072% 7/15/26	3,300,000	3,262,875
Element Rail Leasing II LLC, Series 2015-1A, Class A1 (a) 2.707% 2/19/45	713,323	690,632
Element Rail Leasing II LLC, Series 2016-1A, Class A1 (a) 3.968% 3/19/46	1,750,000	1,750,000
Entegry New Orleans Storm Recovery Funding I LLC, Series 2015-1, Class A 2.670% 6/01/27	865,000	901,588
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 (a) 4.212% 10/15/42	3,049,699	3,102,693
First Franklin Mortgage Loan Trust, Series 2005-FF7, Class M1, 1 mo. USD LIBOR + .450%, FRN 0.883% 7/25/35	578,885	578,414
Fremont Home Loan Trust, Series 2005-E, Class 2A3, 1 mo. USD LIBOR + .240%, FRN 0.673% 1/25/36	334,357	323,519
Galaxy XX CLO Ltd., Series 2015-20A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.074% 7/20/27	3,170,000	3,154,160
Global Container Assets Ltd., Series 2013-1A, Class A1 (a) 2.200% 11/05/28	591,838	588,878
Global Container Assets Ltd., Series 2015-1A, Class A2 (a) 3.450% 2/05/30	1,439,640	1,448,402

	Principal Amount	Value
Global SC Finance II SRL, Series 2014-1A, Class A1 (a) 3.190% 7/17/29	$416,667	$392,389
Global SC Funding One Ltd., Series 2015-1, Class B1 (a) 2.740% 1/18/30	518,632	509,426
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (a) 1.769% 4/25/25	4,060,000	4,000,846
GoldenTree Loan Opportunities VII Ltd., Series 2014-8A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.070% 4/19/26	2,670,000	2,644,008
Hercules Capital Funding Trust, Series 2014-1A, Class A (a) 3.524% 4/16/21	1,000,000	987,500
HFG Healthco-4 LLC, Series 2011-1A, Class A, 1 mo. LIBOR + 2.250%, FRN (a) 2.689% 6/02/17	2,125,000	2,128,083
Hilton Grand Vacations Trust, Series 2013-A, Class A (a) 2.280% 1/25/26	613,055	617,576
Icon Brand Holdings LLC, Series 2012-1A, Class A (a) 4.229% 1/25/43	1,834,914	1,854,188
ING Investment Management CLO Ltd., Series 2013-3A, Class A1, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.070% 1/18/26	2,025,000	2,005,177
J.G. Wentworth XXXV LLC, Series 2015-2A, Class A (a) 3.870% 3/15/58	796,194	784,063
LCM Ltd., Series 16A, Class A, 3 mo. USD LIBOR + 1.500%, FRN (a) 2.122% 7/15/26	3,200,000	3,184,016
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2, 1 mo. USD LIBOR + .795%, FRN 1.228% 2/25/35	947,715	936,695
Madison Park Funding XII Ltd., Series 2014-12A, Class A, 3 mo. USD LIBOR + 1.500%, FRN (a) 2.124% 7/20/26	3,200,000	3,183,830
Madison Park Funding XIV Ltd., Series 2014-14A, Class A2, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.074% 7/20/26	2,585,000	2,569,935
Marriott Vacation Club Owner Trust, Series 2012-1A, Class A (a) 2.510% 5/20/30	808,278	814,964

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Miramax LLC, Series 2014-1A, Class A2 (a) 3.340% 7/20/26	$1,500,456	$1,507,698
MVW Owner Trust, Series 2014-2, Class A (a) 2.250% 9/22/31	1,927,578	1,934,311
MVW Owner Trust, Series 2015-1A, Class A (a) 2.520% 12/20/32	1,707,616	1,721,062
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A (a) 1.558% 7/20/18	563,948	563,707
New Residential Advance Receivables Trust, Series 2015-T3, Class AT3 (a) 2.540% 11/15/46	2,000,000	2,001,740
Nomad CLO Ltd., Series 2013-1A, Class A1, 3 mo. USD LIBOR + 1.200%, FRN (a) 1.822% 1/15/25	2,575,000	2,539,465
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class A, 3 mo. USD LIBOR + 1.120%, FRN (a) 1.744% 4/20/25	2,410,000	2,380,077
OHA Loan Funding Ltd., Series 2013-1A, Class A, 3 mo. USD LIBOR + 1.250%, FRN (a) 1.869% 7/23/25	1,930,000	1,913,454
OnDeck Asset Securitization Trust, Series 2014-1A, Class A (a) 3.150% 5/17/18	1,400,000	1,394,553
Orange Lake Timeshare Trust, Series 2014-AA, Class A (a) 2.290% 7/09/29	507,660	514,111
Oxford Finance Funding Trust, Series 2014-1A, Class A (a) 3.475% 12/15/22	800,000	796,832
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A, 1 mo. USD LIBOR + .260%, FRN 0.693% 9/25/35	470,909	469,921
Race Point VIII CLO Ltd., Series 2013-8A, Class A, 3 mo. LIBOR + 1.250%, FRN (a) 1.868% 2/20/25	700,000	693,708
Race Point VIII CLO Ltd., Series 2012-7A, Class A, 3 mo. USD LIBOR + 1.420%, FRN (a) 2.040% 11/08/24	1,300,000	1,291,989
Sierra Receivables Funding Co. LLC, Series 2014-1A, Class A (a) 2.070% 3/20/30	670,054	666,446

	Principal Amount	Value
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (a) 2.840% 11/20/28	$203,286	$204,521
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class B (a) 3.080% 9/20/32	673,910	670,028
Sonic Capital LLC, Series 2011-1A, Class A2 (a) 5.438% 5/20/41	1,379,356	1,423,047
Spirit Master Funding LLC, Series 2014-4A, Class A1 (a) 3.501% 1/20/45	1,100,000	1,070,237
SpringCastle America Funding LLC, Series 2014-AA, Class A (a) 2.700% 5/25/23	3,806,914	3,793,438
SPS Servicer Advance Receivables Trust, Series 2015-T3, Class AT3 (a) 2.920% 7/15/47	1,450,000	1,450,844
Store Master Funding I LLC, Series 2015-1A, Class A1 (a) 3.750% 4/20/45	557,433	527,675
Store Master Funding I LLC, Series 2015-1A, Class A2 (a) 4.170% 4/20/45	328,488	303,851
Structured Receivables Finance LLC, Series 2010-B, Class A (a) 3.730% 8/15/36	475,593	487,502
Symphony CLO XV Ltd., Series 2014-15A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.070% 10/17/26	3,100,000	3,084,494
Textainer Marine Containers III Ltd., Series 2014-1A, Class A (a) 3.270% 10/20/39	489,250	460,285
Trinity Rail Leasing 2012 LLC, Series 2013-1A, Class A (a) 3.898% 7/15/43	835,171	881,353
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (a) 4.370% 7/15/41	812,054	832,292
Wendys Funding LLC, Series 2015-1A, Class A2I (a) 3.371% 6/15/45	3,582,000	3,506,993
Wendys Funding LLC, Series 2015-1A, Class A2II (a) 4.080% 6/15/45	2,323,325	2,307,062
Wendys Funding LLC, Series 2015-1A, Class A23 (a) 4.497% 6/15/45	3,184,000	3,151,173

		156,633,886

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Student Loans ABS — 4.4%
Access Group, Inc., Series 2005-2, Class A3, 3 mo. LIBOR + .180%, FRN 0.798% 11/22/24	$748,747	$740,397
Access Group, Inc., Series 2003-A, Class A3, 3 mo. Treasury + 1.200%, FRN 1.459% 7/01/38	759,416	687,233
College Loan Corp. Trust, Series 2007-1, Class B2, 28 day ARS, FRN 1.941% 1/25/47	875,000	653,439
College Loan Corp. Trust I, Series 2002-2, Class A29, 28 day ARS, FRN (a) 1.566% 3/01/42	950,000	889,946
DRB Prime Student Loan Trust, Series 2015-B, Class A1, 1 mo. LIBOR + 1.900%, FRN (a) 2.335% 10/27/31	530,944	527,057
DRB Prime Student Loan Trust, Series 2016-A, Class A1, 1 mo. USD LIBOR + 2.000%, FRN (a) 2.436% 4/25/40	1,430,000	1,425,824
DRB Prime Student Loan Trust, Series 2015-D, Class A2 (a) 3.200% 1/25/40	1,633,639	1,620,779
Education Funding Capital Trust I, Series 2004-1, Class A4, 28 day ARS, FRN 1.920% 6/15/43	2,600,000	2,585,963
Education Funding Capital Trust I, Series 2004-1, Class A5, 28 day ARS, FRN 1.920% 6/15/43	2,475,000	2,427,386
Education Funding Capital Trust I, Series 2004-1, Class A6, 28 day ARS, FRN 1.920% 6/15/43	1,700,000	1,657,447
Education Funding Capital Trust I, Series 2004-1, Class B1, 28 day ARS, FRN 1.920% 6/15/43	700,000	615,791
Education Loan Asset-Backed Trust I, Series 2003-2, Class 2A1, 28 day ARS, FRN (a) 1.132% 8/01/43	1,950,000	1,804,585
Education Loan Asset-Backed Trust I, Series 2003-1, Class A2, 28 day ARS, FRN (a) 1.278% 2/01/43	1,300,000	1,217,417

	Principal Amount	Value
Higher Education Funding I, Series 2004-1, Class B2, 28 day ARS, FRN (a) 1.905% 1/01/44	$600,000	$483,816
Higher Education Funding I, Series 2004-1, Class B1, 28 day ARS, FRN (a) 1.915% 1/01/44	600,000	519,577
National Collegiate Student Loan Trust, Series 2006-3, Class A3, 1 mo. LIBOR + .150%, FRN 0.583% 10/25/27	1,326,666	1,318,015
National Collegiate Student Loan Trust, Series 2005-1, Class A4, 1 mo. LIBOR + .240%, FRN 0.673% 11/27/28	924,787	913,687
Navient Student Loan Trust, Series 2015-3, Class B, 1 mo. LIBOR + 1.500%, FRN 1.935% 10/25/58	1,200,000	957,201
Nelnet Student Loan Trust, Series 2005-2, Class A5, 3 mo. LIBOR + .100%, FRN 0.724% 3/23/37	1,500,000	1,401,757
Nelnet Student Loan Trust, Series 2005-1, Class A5, 3 mo. LIBOR + .110%, FRN 0.729% 10/25/33	1,440,000	1,341,711
Nelnet Student Loan Trust, Series 2014-5A, Class B, 1 mo. LIBOR + 1.500%, FRN (a) 1.933% 5/25/49	1,200,000	1,023,601
Nelnet Student Loan Trust, Series 2015-2A, Class B, 1 mo. LIBOR + 1.500%, FRN (a) 1.935% 5/25/49	1,130,000	920,860
Nelnet Student Loan Trust, Series 2015-3A, Class B, 1 mo. LIBOR + 1.500%, FRN (a) 1.935% 7/27/50	1,100,000	918,203
Nelnet Student Loan Trust, Series 2014-3A, Class B, 1 mo. LIBOR + 1.500%, FRN (a) 1.935% 10/25/50	850,000	728,647
Nelnet Student Loan Trust, Series 2008-3, Class A4, 3 mo. LIBOR + 1.650%, FRN 2.279% 11/25/24	2,220,000	2,222,543
SLC Private Student Loan Trust, Series 2006-A, Class C, 3 mo. LIBOR + .450%, FRN 1.072% 7/15/36	1,700,000	1,511,481

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLC Student Loan Trust, Series 2006-A, Class A5, 3 mo. LIBOR + .170%, FRN 0.792% 7/15/36	$717,683	$711,959
SLC Student Loan Trust, Series 2006-A, Class B, 3 mo. LIBOR + .300%, FRN 0.922% 7/15/36	697,000	673,605
SLM Student Loan Trust, Series 2006-1, Class A5, 3 mo. LIBOR + .110%, FRN 0.729% 7/26/21	1,800,000	1,757,736
SLM Student Loan Trust, Series 2005-5, Class A4 FRN 0.759% 10/25/28	2,300,000	2,159,880
SLM Student Loan Trust, Series 2007-3, Class B, 3 mo. LIBOR + .150%, FRN 0.769% 1/25/28	2,600,000	1,871,625
SLM Student Loan Trust, Series 2005-8, Class B, 3 mo. LIBOR + .310%, FRN 0.929% 1/25/40	2,145,685	1,781,443
SLM Student Loan Trust, Series 2014-1, Class A3, 1 mo. LIBOR + .600%, FRN 1.033% 2/26/29	1,200,000	1,138,661
SLM Student Loan Trust, Series 2008-2, Class A3, 3 mo. LIBOR + .750%, FRN 1.369% 4/25/23	1,016,203	973,915
SLM Student Loan Trust, Series 2008-7, Class A4, 3 mo. LIBOR + .900%, FRN 1.519% 7/25/23	1,700,000	1,581,512
SLM Student Loan Trust, Series 2013-2, Class B, 1 mo. LIBOR + 1.500%, FRN 1.935% 6/25/43	1,970,000	1,697,005
SLM Student Loan Trust, Series 2008-5, Class A4, 3 mo. LIBOR + 1.700%, FRN 2.319% 7/25/23	1,300,000	1,300,766
SLM Student Loan Trust, Series 2002-7, Class A11, 28 day ARS, FRN 2.930% 3/15/28	1,800,000	1,800,000
SLM Student Loan Trust, Series 2003-5, Class A7, 28 day ARS, FRN 2.930% 6/17/30	450,000	450,000
SLM Student Loan Trust, Series 2003-2, Class A7, 28 day ARS, FRN 2.931% 9/15/28	600,000	600,000
Social Professional Loan Program LLC, Series 2016-A, Class A2 (a) 2.760% 12/26/36	3,640,000	3,602,105
SoFi Professional Loan Program LLC, Series 2016-A, Class A1 (a) 2.245% 8/25/36	3,290,000	3,259,802
South Carolina Student Loan Corp., Series 2014-1, Class A2, 1 mo. LIBOR + 1.000%, FRN 1.438% 1/03/33	2,030,000	1,940,483

	Principal Amount	Value
South Carolina Student Loan Corp., Series 2014-1, Class B, 1 mo. LIBOR + 1.500%, FRN 1.938% 8/01/35	$1,300,000	$1,111,097
South Texas Higher Education Authority, Inc., Series 2012-1, Class A3, 3 mo. LIBOR + .850%, FRN 1.462% 10/01/46	2,000,000	1,915,169

		61,441,126

WL Collateral CMO — 0.8%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7, FRN 2.817% 8/25/34	337,234	320,729
Connecticut Avenue Securities, Series 2015-C03, Class 1M1, 1 mo. USD LIBOR + 1.500%, FRN 1.933% 7/25/25	3,626,526	3,624,103
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1, FRN 2.953% 2/25/34	89,372	82,246
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1, FRN 3.029% 9/25/33	34,172	30,852
GS Mortgage Securities Corp., Series 2014-4R, Class AS, 1 mo. USD LIBOR + .180%, FRN (a) 0.616% 1/26/34	1,469,621	1,416,732
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, FRN 2.767% 8/25/34	58,348	53,388
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, FRN 2.528% 8/25/34	266,617	216,237
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2, 1 mo. USD LIBOR + .250%, FRN 0.683% 8/25/36	134,792	132,993
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA, FRN 2.632% 7/25/33	12,894	12,261
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA, FRN 3.011% 2/25/34	43,379	41,281
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, FRN 2.499% 2/25/34	1,035	1,030
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, FRN 2.841% 3/25/34	194,249	189,721

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M1, 1 mo. USD LIBOR + .900%, FRN 1.335% 10/25/27	$1,558,402	$1,552,752
Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M1, 1 mo. USD LIBOR + 1.350%, FRN 1.785% 4/25/28	1,437,276	1,439,253
Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M1, 1 mo. USD LIBOR + 1.450%, FRN 1.885% 7/25/28	1,479,258	1,476,985
WaMu Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400%, FRN 1.751% 4/25/44	417,304	399,000

		10,989,563

WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2007-BC4, Class A3, 1 mo. USD LIBOR + .250%, FRN 0.683% 11/25/37	273,613	273,313
Structured Asset Securities Corp., Series 2002-11A, Class 2A1, FRN 2.911% 6/25/32	117,741	110,575

		383,888

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $325,603,631)		322,185,496

SOVEREIGN DEBT OBLIGATIONS — 1.0%
Colombia Government International Bond 6.125% 1/18/41	2,980,000	3,129,000
Export-Import Bank of Korea 1.750% 2/27/18	705,000	705,687
Mexico Government International Bond 4.750% 3/08/44	3,050,000	3,042,375
Peruvian Government International Bond 6.550% 3/14/37	560,000	697,200
Poland Government International Bond 6.375% 7/15/19	1,260,000	1,432,469
Province of Quebec Canada 7.500% 9/15/29	540,000	804,450
Republic of Turkey International Bond 4.875% 4/16/43	534,000	495,419

	Principal Amount	Value
Republic of Turkey International Bond 6.750% 4/03/18	$935,000	$1,006,369
United Mexican States 5.125% 1/15/20	1,110,000	1,218,225
United Mexican States 6.750% 9/27/34	950,000	1,223,125

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $13,250,076)		13,754,319

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 26.4%
Collateralized Mortgage Obligations — 2.0%
Federal Home Loan Mortgage Corp. Series 4303, Class AP 3.000% 8/15/43	5,200,402	5,416,935
Series 4290, Class CA 3.500% 12/15/38	2,939,017	3,092,515
Series 2617, Class Z 5.500% 5/15/33	2,440,062	2,761,447
Series 2693, Class Z 5.500% 10/15/33	4,226,059	4,737,518
Series 3423, Class PB 5.500% 3/15/38	825,000	935,926
Series 2178, Class PB 7.000% 8/15/29	336,907	387,522
Federal National Mortgage Association Series 2014-7, Class VA 3.500% 5/25/25	1,802,829	1,933,367
Series 2014-48, Class AB 4.000% 10/25/40	4,121,560	4,378,930
Series 2007-32, Class Z 5.500% 4/25/37	1,311,592	1,472,408
Series 2010-60, Class HJ 5.500% 5/25/40	963,041	1,067,583
Series 1989-20, Class A 6.750% 4/25/18	5,892	5,892
Federal National Mortgage Association REMIC, Series 2007-B2, Class ZA 5.500% 6/25/37	1,234,511	1,374,551
U.S. Department of Veteran Affairs, Series 1992-1, Class 2Z 7.750% 5/15/22	295,899	332,294

		27,896,888

Pass-Through Securities — 24.4%
Federal Home Loan Mortgage Corp. Pool #Q37467 3.500% 11/01/45	8,255,850	8,685,413
Pool #Q37468 3.500% 11/01/45	6,186,617	6,525,915
Pool #Z40047 4.000% 10/01/41	462,015	494,861

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #G06057 4.500% 10/01/40	$1,794,458	$1,961,076
Pool #G60485 4.500% 10/01/41	2,254,401	2,464,431
Pool #G60469 4.500% 1/01/42	1,457,283	1,592,139
Pool #G60172 4.500% 9/01/43	1,345,619	1,478,972
Pool #E84025 6.000% 6/01/16	916	917
Pool #G11431 6.000% 2/01/18	1,641	1,677
Pool #G11122 6.500% 5/01/16	134	134
Pool #E84450 6.500% 7/01/16	600	602
Pool #E84660 6.500% 7/01/16	247	248
Pool #C00836 7.000% 7/01/29	14,012	16,662
Pool #C49314 7.000% 4/01/31	7,321	8,785
Pool #C51422 7.000% 5/01/31	1,955	2,351
Pool #C53034 7.000% 6/01/31	13,813	16,529
Pool #G01311 7.000% 9/01/31	75,887	90,701
Pool #G01317 7.000% 10/01/31	51,657	61,744
Pool #G00143 7.500% 6/01/23	734	836
Pool #C55867 7.500% 2/01/30	31,519	37,168
Pool #C41497 7.500% 9/01/30	127	153
Pool #C44509 7.500% 11/01/30	14,647	17,749
Pool #C44830 7.500% 11/01/30	26	31
Pool #C45235 7.500% 12/01/30	17,370	20,827
Pool #C46038 7.500% 12/01/30	1,059	1,272
Pool #C01116 7.500% 1/01/31	1,883	2,273
Pool #C46309 7.500% 1/01/31	557	674
Pool #C46560 7.500% 1/01/31	603	712
Pool #C46810 7.500% 1/01/31	577	701

	Principal Amount	Value
Pool #C47060 7.500% 1/01/31	$1,629	$1,966
Pool #C47063 7.500% 1/01/31	3,140	3,775
Pool #555481 8.250% 5/01/17	3,053	3,150
Pool #G00653 8.500% 11/01/25	23,166	27,551
Pool #554904 9.000% 3/01/17	37	38
Federal Home Loan Mortgage Corp. TBA Pool #1330 3.500% 7/01/43 (d)	9,900,000	10,345,887
Pool #2865 4.000% 5/01/42 (d)	22,275,000	23,737,668
Federal National Mortgage Association Pool #775539 2.332% 5/01/34 12 mo. USD LIBOR + 1.623%, FRN	367,298	384,763
Pool #725692 2.398% 10/01/33 1 year CMT + 2.145%, FRN	465,505	489,513
Pool #888586 2.487% 10/01/34 1 year CMT + 2.214%, FRN	818,091	862,063
Pool #890564 3.000% 6/01/43	4,282,525	4,423,212
Pool #AS6187 3.500% 11/01/45	18,944,374	19,952,274
Pool #AS6293 3.500% 12/01/45	10,319,739	10,868,781
Pool #AS6306 3.500% 12/01/45	6,325,449	6,679,773
Pool #AS6475 3.500% 1/01/46	5,245,133	5,550,416
Pool #AS6476 3.500% 1/01/46	5,853,749	6,180,736
Pool #AS6477 3.500% 1/01/46	6,745,388	7,103,210
Pool #AL7566 4.500% 10/01/42	1,795,165	1,964,584
Pool #AL6997 4.500% 11/01/42	3,610,569	3,972,754
Pool #675713 5.000% 3/01/18	3,853	3,975
Pool #AD6437 5.000% 6/01/40	1,002,253	1,113,284
Pool #AD6996 5.000% 7/01/40	7,279,218	8,069,696
Pool #AL8173 5.000% 2/01/44	2,688,315	2,980,250

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #545636 6.500% 5/01/17	$9,992	$10,187
Pool #254379 7.000% 7/01/32	46,803	55,969
Pool #252717 7.500% 9/01/29	2,918	3,509
Pool #535996 7.500% 6/01/31	11,850	14,262
Pool #254009 7.500% 10/01/31	27,546	33,165
Pool #253394 8.000% 7/01/20	13,491	14,772
Pool #323992 8.000% 11/01/29	2,282	2,778
Pool #525725 8.000% 2/01/30	3,557	4,307
Pool #253266 8.000% 5/01/30	5,053	6,220
Pool #537433 8.000% 5/01/30	2,576	3,176
Pool #253347 8.000% 6/01/30	7,417	9,101
Pool #544976 8.000% 7/01/30	463	565
Pool #535428 8.000% 8/01/30	7,713	9,446
Pool #543290 8.000% 9/01/30	60	74
Pool #547786 8.000% 9/01/30	2,335	2,808
Pool #550767 8.000% 9/01/30	4,053	4,983
Pool #553061 8.000% 9/01/30	12,859	15,603
Pool #253481 8.000% 10/01/30	6,694	8,216
Pool #535533 8.000% 10/01/30	6,790	8,328
Pool #560741 8.000% 11/01/30	2,880	3,552
Pool #253644 8.000% 2/01/31	3,322	4,079
Pool #581170 8.000% 5/01/31	1,519	1,844
Pool #583916 8.000% 5/01/31	2,029	2,515
Pool #593848 8.000% 7/01/31	980	1,211
Pool #190317 8.000% 8/01/31	39,040	47,783
Pool #545240 8.000% 9/01/31	3,988	4,891

	Principal Amount	Value
Pool #541202 8.500% 8/01/26	$59,297	$68,521
Federal National Mortgage Association TBA Pool #1092 2.500% 7/01/42 (d)	29,850,000	29,714,744
Pool #2342 3.000% 6/01/28 (d)	28,000,000	29,203,126
Pool #6985 3.000% 1/01/43 (d)	31,281,000	32,023,924
Pool #15846 4.000% 10/01/42 (d)	15,550,000	16,592,943
Pool #19687 4.500% 5/01/40 (d)	19,075,000	20,736,612
Government National Mortgage Association Pool #783896 3.500% 5/15/44	6,389,650	6,775,525
Pool #784026 3.500% 12/20/44	3,634,951	3,858,159
Pool #404246 6.500% 8/15/28	236	277
Pool #781038 6.500% 5/15/29	81,913	96,285
Pool #781468 6.500% 7/15/32	5,252	6,217
Pool #781496 6.500% 9/15/32	27,379	32,420
Pool #363066 7.000% 8/15/23	6,355	7,300
Pool #352049 7.000% 10/15/23	2,875	3,302
Pool #354674 7.000% 10/15/23	4,980	5,650
Pool #358555 7.000% 10/15/23	2,548	2,920
Pool #345964 7.000% 11/15/23	1,600	1,809
Pool #380866 7.000% 3/15/24	1,077	1,229
Pool #781124 7.000% 12/15/29	9,623	11,586
Pool #781319 7.000% 7/15/31	188,543	227,287
Pool #565982 7.000% 7/15/32	15,342	18,476
Pool #581417 7.000% 7/15/32	66,568	79,787
Pool #588012 7.000% 7/15/32	19,621	23,593
Pool #591581 7.000% 8/15/32	7,602	9,155
Pool #190766 7.500% 1/15/17	2,978	3,032

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #187548 7.500% 4/15/17	$1,584	$1,632
Pool #203940 7.500% 4/15/17	4,445	4,559
Pool #201622 7.500% 5/15/17	5,197	5,355
Pool #192796 7.500% 6/15/17	1,222	1,261
Pool #357262 7.500% 9/15/23	2,539	2,917
Pool #441009 8.000% 11/15/26	1,051	1,267
Pool #522777 8.000% 12/15/29	5,983	7,377
Pool #434719 8.000% 2/15/30	98	122
Pool #523043 8.000% 3/15/30	316	391
Pool #529134 8.000% 3/15/30	1,818	2,273
Pool #477036 8.000% 4/15/30	730	914
Pool #503157 8.000% 4/15/30	24,948	30,588
Pool #528714 8.000% 4/15/30	1,917	2,400
Pool #544640 8.000% 11/15/30	22,920	28,605
Pool #531298 8.500% 8/15/30	1,924	2,402
Government National Mortgage Association II Pool #82488 1.750% 3/20/40 1 year CMT + 1.500%, FRN	1,492,094	1,544,470
Pool #82462 2.500% 1/20/40 1 year CMT + 1.500%, FRN	1,151,674	1,189,821
Pool #MA3036 4.500% 8/20/45	3,181,306	3,420,650
Pool #MA3378 4.500% 1/20/46	12,542,850	13,486,503
Government National Mortgage Association II TBA Pool #994 3.000% 9/01/43 (d)	20,425,000	21,119,131
Pool #2543 3.500% 2/01/44 (d)	19,300,000	20,359,993

		339,194,726

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $364,476,491)		367,091,614

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 12.0%
U.S. Treasury Bonds & Notes — 12.0%
U.S. Treasury Bond 2.875% 8/15/45	$17,000,000	$17,886,856
U.S. Treasury Bond 3.500% 2/15/39	700,000	833,014
U.S. Treasury Note 0.625% 8/31/17	17,000,000	16,979,081
U.S. Treasury Note (e) (f) 1.625% 11/30/20	63,000,000	64,261,228
U.S. Treasury Note 1.750% 10/31/18	21,000,000	21,503,876
U.S. Treasury Note 2.125% 5/15/25	43,600,000	44,945,470

		166,409,525

TOTAL U.S. TREASURY OBLIGATIONS (Cost $165,435,039)		166,409,525

TOTAL BONDS & NOTES (Cost $1,361,608,823)		1,371,661,141

TOTAL LONG-TERM INVESTMENTS (Cost $1,366,786,323)		1,375,806,207

SHORT-TERM INVESTMENTS — 17.2%
Commercial Paper — 17.1%
Bell Canada (a) 0.740% 4/14/16	20,780,000	20,776,469
Commonwealth Edison Co. (a) 0.780% 4/18/16	10,000,000	9,997,600
Cox Enterprises, Inc. (a) 0.950% 4/06/16	4,750,000	4,749,646
Deutsche Telekom AG (a) 0.970% 6/10/16	12,500,000	12,484,518
Enterprise Products Operating LLC (a) 0.940% 4/14/16	8,000,000	7,998,547
Enterprise Products Operating LLC (a) 0.940% 4/15/16	5,000,000	4,999,021
Equifax, Inc. (a) 0.850% 5/02/16	7,250,000	7,246,771
ERAC USA Finance LLC (a) 0.950% 5/18/16	10,000,000	9,993,147
ERAC USA Finance LLC (a) 0.950% 5/27/16	5,000,000	4,995,836
Exelon Generation Co. LLC (a) 0.910% 4/27/16	15,000,000	14,994,409
Holcim US Finance SARL & Cie (a) 0.750% 4/12/16	7,500,000	7,498,845

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Holcim US Finance SARL & Cie (a) 0.750% 4/14/16	$9,000,000	$8,998,366
Holcim US Finance SARL & Cie (a) 0.780% 4/14/16	6,000,000	5,998,910
Hyundai Capital America (a) 0.860% 5/09/16	7,000,000	6,996,163
Hyundai Capital America (a) 1.250% 8/24/16	12,500,000	12,463,449
Monsanto Co. (a) 1.150% 8/08/16	14,000,000	13,965,471
National Grid USA (a) 0.920% 4/26/16	6,250,000	6,247,761
Nissan Motor Acceptance Corp. (a) 0.830% 5/16/16	12,500,000	12,491,838
ONEOK Partners LP (a) 1.200% 4/07/16	4,000,000	3,999,650
Plains All American Pipeline LP (a) 0.950% 4/04/16	2,250,000	2,249,890
Sempra Energy Holdings (a) 0.860% 4/08/16	8,500,000	8,499,146
Sempra Energy Holdings (a) 0.920% 4/20/16	5,000,000	4,998,647
Sempra Energy Holdings (a) 1.000% 5/24/16	5,500,000	5,495,694
South Carolina Electric & Gas 0.760% 4/06/16	12,423,000	12,422,074
Southern Co. (a) 0.700% 4/13/16	4,000,000	3,999,328
TELUS Corp. (a) 0.920% 6/21/16	6,000,000	5,992,251
Whirlpool Corp. (a) 0.940% 6/27/16	8,500,000	8,488,011
Whirlpool Corp. (a) 0.950% 6/06/16	8,500,000	8,491,426

		237,532,884

U.S. Treasury Bill — 0.1%
U.S. Treasury Bill 0.000% 8/18/16	1,000,000	998,705

TOTAL SHORT-TERM INVESTMENTS (Cost $238,416,910)		238,531,589

TOTAL INVESTMENTS — 116.3% (Cost $1,605,203,233) (g)		1,614,337,796

Other Assets/(Liabilities) — (16.3)%		(226,756,326)

NET ASSETS — 100.0%		$1,387,581,470

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
ARS	Auction Rate Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, these securities amounted to a value of $504,917,125 or 36.39% of net assets.
(b)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2016, these securities amounted to a value of $35,487 or 0.00% of net assets.
(c)	Restricted security. Certain securities are restricted as to resale. At March 31, 2016, these securities amounted to a value of $124,190 or 0.01% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(e)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(f)	All or a portion of this security is held as collateral for open swap agreements. (Note 2).
(g)	See Note 6 for aggregate cost for federal tax purposes.

Country weightings, as a percentage of net assets, is as follows:

United States	87.7%
Cayman Islands	5.5%
Mexico	0.9%
Ireland	0.7%
Luxembourg	0.6%
Canada	0.6%
United Kingdom	0.6%
Brazil	0.4%
Bermuda	0.4%
Australia	0.2%
Colombia	0.2%
Austria	0.1%
India	0.1%

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

Italy	0.1%
Turkey	0.1%
Poland	0.1%
Panama	0.1%
United Arab Emirates	0.1%
France	0.1%
Chile	0.1%
Sweden	0.1%
Spain	0.1%
Republic of Korea	0.1%
Peru	0.1%
Netherlands	0.0%
Barbados	0.0%

Total Long-Term Investments	99.1%
Short-Term Investments and Other Assets and Liabilities	0.9%

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.2%

COMMON STOCK — 0.0%
Basic Materials — 0.0%
Forest Products & Paper — 0.0%
The Newark Group, Inc. (a) (b)	26,904	$24,752

TOTAL COMMON STOCK (Cost $22,684)		24,752

PREFERRED STOCK — 0.2%
Energy — 0.1%
Oil & Gas — 0.1%
Southwestern Energy Co. 6.250%	5,000	98,050

Financial — 0.1%
Insurance — 0.1%
The Allstate Corp. 5.100%, 3 mo. USD LIBOR + 3.165%, VRN	10,000	260,700

TOTAL PREFERRED STOCK (Cost $500,000)		358,750

TOTAL EQUITIES (Cost $522,684)		383,502

	Principal Amount
BONDS & NOTES — 96.6%

CORPORATE DEBT — 39.0%
Advertising — 0.2%
Omnicom Group, Inc. 3.625% 5/01/22	$150,000	157,461
WPP Finance 2010 5.625% 11/15/43	225,000	232,666

		390,127

Aerospace & Defense — 0.7%
Harris Corp. 2.700% 4/27/20	90,000	90,255
Harris Corp. 3.832% 4/27/25	50,000	51,495
Moog, Inc. (c) 5.250% 12/01/22	600,000	600,750
Orbital ATK, Inc. 5.250% 10/01/21	435,000	451,313
United Technologies Corp. 6.125% 7/15/38	105,000	135,629

		1,329,442

Agriculture — 0.7%
Altria Group, Inc. 2.850% 8/09/22	110,000	113,625

	Principal Amount	Value
Altria Group, Inc. 4.250% 8/09/42	$50,000	$51,988
Bunge Ltd. Finance Corp. 3.200% 6/15/17	65,000	65,449
Bunge Ltd. Finance Corp. 3.500% 11/24/20	50,000	50,739
Imperial Brands Finance PLC (c) 3.750% 7/21/22	510,000	532,442
Reynolds American, Inc. 4.450% 6/12/25	200,000	220,049
Reynolds American, Inc. 5.850% 8/15/45	150,000	183,174

		1,217,466

Airlines — 0.1%
American Airlines Pass Through Trust, Series 2014-1, Class A 3.700% 4/01/28	61,219	59,994
American Airlines Pass-Through Trust, Series 2014-1, Class B 4.375% 4/01/24	22,719	22,510
United Airlines Pass-Through Trust, Series 2014-1, Class A 4.000% 10/11/27	58,217	60,109

		142,613

Auto Manufacturers — 0.8%
Ford Motor Co. 6.500% 8/01/18	100,000	108,995
Ford Motor Co. 7.450% 7/16/31	200,000	260,568
Ford Motor Credit Co. LLC 2.551% 10/05/18	200,000	200,692
Ford Motor Credit Co. LLC 2.943% 1/08/19	265,000	269,088
General Motors Co. 5.200% 4/01/45	225,000	211,516
General Motors Financial Co., Inc. 4.300% 7/13/25	200,000	197,960
Hyundai Capital America (c) 1.450% 2/06/17	145,000	144,833
Hyundai Capital America (c) 2.550% 2/06/19	80,000	80,513

		1,474,165

Automotive & Parts — 0.3%
Cooper Tire & Rubber Co. 8.000% 12/15/19	255,000	285,600
International Automotive Components Group SA (c) 9.125% 6/01/18	9,000	8,100
Meritor, Inc. 6.750% 6/15/21	185,000	171,588

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Meritor, Inc., Convertible STEP 7.875% 3/01/26	$22,000	$25,506

		490,794

Banks — 4.0%
Associated Banc-Corp. 2.750% 11/15/19	310,000	310,739
Associated Banc-Corp. 4.250% 1/15/25	495,000	503,199
Bank of America Corp. 3.950% 4/21/25	315,000	313,411
Bank of America Corp. 4.000% 4/01/24	165,000	173,078
Bank of America Corp. 4.450% 3/03/26	190,000	195,736
Bank of America Corp. 5.650% 5/01/18	30,000	32,204
Bank of America Corp. 5.875% 2/07/42	55,000	66,654
Bank of America Corp. 7.625% 6/01/19	850,000	989,210
The Bank of Nova Scotia 4.500% 12/16/25	155,000	154,742
Barclays PLC 4.375% 9/11/24	200,000	188,155
Commonwealth Bank of Australia (c) 4.500% 12/09/25	200,000	202,435
Compass Bank 3.875% 4/10/25	250,000	234,478
Credit Suisse AG 5.400% 1/14/20	130,000	140,899
Discover Bank 7.000% 4/15/20	600,000	682,259
FirstMerit Corp. 4.350% 2/04/23	35,000	35,827
The Goldman Sachs Group, Inc. 5.150% 5/22/45	290,000	294,606
The Goldman Sachs Group, Inc. 3 mo. USD LIBOR + 3.922%, VRN 5.375% 12/29/49	240,000	232,176
HSBC Holdings PLC 3.400% 3/08/21	200,000	204,099
HSBC Holdings PLC 6.500% 9/15/37	125,000	146,813
ICICI Bank Ltd. (c) 4.750% 11/25/16	275,000	280,203
Itau Unibanco Holding SA (c) 2.850% 5/26/18	200,000	197,300
JP Morgan Chase & Co. 3.875% 9/10/24	140,000	143,577
JP Morgan Chase & Co. 4.950% 6/01/45	270,000	284,976
Morgan Stanley 3.950% 4/23/27	200,000	200,211

	Principal Amount	Value
Santander Holdings USA, Inc. 2.650% 4/17/20	$250,000	$247,223
SVB Financial Group 3.500% 1/29/25	295,000	291,554
SVB Financial Group 5.375% 9/15/20	35,000	38,891
Valley National Bancorp 5.125% 9/27/23	110,000	118,404
Wells Fargo & Co. 4.300% 7/22/27	280,000	297,092
Wells Fargo & Co. 4.600% 4/01/21	25,000	27,738

		7,227,889

Beverages — 0.7%
Anheuser-Busch InBev Finance, Inc. 3.650% 2/01/26	365,000	383,839
Anheuser-Busch InBev Worldwide, Inc. 8.200% 1/15/39	250,000	378,104
Constellation Brands, Inc. 4.250% 5/01/23	97,000	99,182
Fomento Economico Mexicano SAB de CV 2.875% 5/10/23	35,000	33,881
JB y Cia SA de CV (c) 3.750% 5/13/25	350,000	351,674

		1,246,680

Biotechnology — 0.4%
Amgen, Inc. 5.150% 11/15/41	175,000	193,121
Celgene Corp. 3.550% 8/15/22	420,000	440,360
Gilead Sciences, Inc. 4.750% 3/01/46	95,000	103,986

		737,467

Building Materials — 0.3%
CRH America, Inc. (c) 3.875% 5/18/25	200,000	208,312
CRH America, Inc. 8.125% 7/15/18	95,000	106,969
Owens Corning, Inc. 4.200% 12/01/24	140,000	139,819

		455,100

Chemicals — 0.9%
Cytec Industries, Inc. 3.500% 4/01/23	30,000	29,148
Cytec Industries, Inc. 8.950% 7/01/17	88,000	94,568
Hercules, Inc., Convertible 6.500% 6/30/29	150,000	123,750
Incitec Pivot Finance LLC (c) 6.000% 12/10/19	50,000	53,587

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
LYB International Finance BV 5.250% 7/15/43	$250,000	$259,218
Methanex Corp. 5.250% 3/01/22	40,000	37,822
RPM International, Inc. 6.125% 10/15/19	650,000	720,578
RPM International, Inc. 6.500% 2/15/18	75,000	80,557
The Dow Chemical Co. 8.550% 5/15/19	100,000	118,951
Valspar Corp. 7.250% 6/15/19	150,000	171,011

		1,689,190

Commercial Services — 1.1%
The ADT Corp. 6.250% 10/15/21	750,000	753,750
Cardtronics, Inc., Convertible 1.000% 12/01/20	100,000	96,563
ERAC USA Finance LLC (c) 2.800% 11/01/18	25,000	25,384
ERAC USA Finance LLC (c) 3.300% 10/15/22	75,000	76,245
ERAC USA Finance LLC (c) 7.000% 10/15/37	50,000	63,774
Leidos Holdings, Inc. 4.450% 12/01/20	350,000	344,753
McGraw Hill Financial, Inc. 3.300% 8/14/20	240,000	248,283
McGraw Hill Financial, Inc. 4.000% 6/15/25	160,000	166,708
Total System Services, Inc. 4.800% 4/01/26	140,000	144,458
The Western Union Co. 5.930% 10/01/16	80,000	81,780

		2,001,698

Computers — 0.1%
Hewlett Packard Enterprise Co. (c) 3.600% 10/15/20	170,000	176,773
SanDisk Corp., Convertible 0.500% 10/15/20	36,000	37,373

		214,146

Distribution & Wholesale — 0.2%
Arrow Electronics, Inc. 3.000% 3/01/18	45,000	45,550
Arrow Electronics, Inc. 4.500% 3/01/23	45,000	47,145
Ingram Micro, Inc. 4.950% 12/15/24	335,000	326,019

		418,714

Diversified Financial — 4.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.750% 5/15/19	343,000	341,285

	Principal Amount	Value
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.625% 7/01/22	$400,000	$408,000
Affiliated Managers Group, Inc. 4.250% 2/15/24	245,000	252,308
Air Lease Corp. 2.625% 9/04/18	450,000	447,159
Air Lease Corp. 3.375% 1/15/19	175,000	174,453
Air Lease Corp. 3.875% 4/01/21	125,000	127,031
Air Lease Corp. STEP 5.625% 4/01/17	40,000	41,097
Ally Financial, Inc. 5.125% 9/30/24	495,000	506,138
American Express Co. 3 mo. USD LIBOR + 2.228%, VRN 6.800% 9/01/66	5,000	5,013
Ares Finance Co. LLC (c) 4.000% 10/08/24	225,000	216,558
Citigroup, Inc. 3.875% 3/26/25	440,000	435,985
Citigroup, Inc. 4.600% 3/09/26	345,000	353,740
Citigroup, Inc. 5.875% 1/30/42	75,000	90,254
Eaton Vance Corp. 3.625% 6/15/23	43,000	44,958
Eaton Vance Corp. 6.500% 10/02/17	25,000	26,692
Ford Motor Credit Co. LLC 3.000% 6/12/17	200,000	202,640
GE Capital International Funding Co. (c) 4.418% 11/15/35	254,000	275,944
General Electric Capital Corp. 6.875% 1/10/39	72,000	104,256
The Goldman Sachs Group, Inc. 6.250% 2/01/41	35,000	43,517
The Goldman Sachs Group, Inc. 6.345% 2/15/34	40,000	46,687
The Goldman Sachs Group, Inc. 6.750% 10/01/37	40,000	47,777
Guanay Finance Ltd. (c) 6.000% 12/15/20	239,244	231,469
Hyundai Capital America (c) 2.875% 8/09/18	60,000	61,066
IntercontinentalExchange Group, Inc. 4.000% 10/15/23	125,000	131,054
International Lease Finance Corp. 5.875% 4/01/19	341,000	360,181
JP Morgan Chase & Co. 4.500% 1/24/22	175,000	193,121

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Lazard Group LLC 4.250% 11/14/20	$915,000	$955,522
Lazard Group LLC 6.850% 6/15/17	24,000	25,291
Legg Mason, Inc. 4.750% 3/15/26	95,000	96,324
Legg Mason, Inc. 5.625% 1/15/44	125,000	122,717
Merrill Lynch & Co., Inc. 7.750% 5/14/38	125,000	170,762
Morgan Stanley 3.800% 4/29/16	200,000	200,405
Morgan Stanley 4.350% 9/08/26	80,000	82,326
Morgan Stanley 5.750% 1/25/21	60,000	68,677
Morgan Stanley 6.625% 4/01/18	600,000	655,521
Stifel Financial Corp. 4.250% 7/18/24	70,000	69,287
The Goldman Sachs Group, Inc. 5.950% 1/15/27	375,000	429,935

		8,045,150

Electric — 1.3%
Appalachian Power Co. 3.400% 6/01/25	120,000	122,773
Berkshire Hathaway Energy 5.950% 5/15/37	120,000	144,223
Elwood Energy LLC 8.159% 7/05/26	256,496	275,733
Entergy Louisiana LLC 4.950% 1/15/45	110,000	112,564
IPALCO Enterprises, Inc. 3.450% 7/15/20	290,000	291,088
LG&E and KU Energy LLC 4.375% 10/01/21	250,000	270,887
Metropolitan Edison Co. (c) 4.000% 4/15/25	105,000	107,429
National Fuel Gas Co. 3.750% 3/01/23	55,000	48,899
NiSource Finance Corp. 4.800% 2/15/44	90,000	94,936
Pennsylvania Electric Co. (c) 4.150% 4/15/25	150,000	152,075
PPL Capital Funding, Inc. 5.000% 3/15/44	90,000	96,469
Puget Energy, Inc. 3.650% 5/15/25	100,000	100,645
Puget Sound Energy, Inc. 4.300% 5/20/45	210,000	226,396
Southern California Edison Co. 5.950% 2/01/38	60,000	77,255

	Principal Amount	Value
Tri-State Generation & Transmission Association, Series 2003, Class A (c) 6.040% 1/31/18	$22,392	$23,703
Tri-State Generation & Transmission Association, Series 2003, Class B (c) 7.144% 7/31/33	185,000	212,489

		2,357,564

Electrical Components & Equipment — 0.2%
Legrand France SA 8.500% 2/15/25	250,000	337,378

Electronics — 0.2%
Agilent Technologies, Inc. 3.875% 7/15/23	73,000	76,305
Amphenol Corp. 2.550% 1/30/19	100,000	100,798
Avnet, Inc. 4.875% 12/01/22	67,000	70,493
Jabil Circuit, Inc. 8.250% 3/15/18	45,000	48,825
PerkinElmer, Inc. 5.000% 11/15/21	125,000	135,822

		432,243

Engineering & Construction — 0.1%
SBA Tower Trust (c) 3.156% 10/15/45	180,000	180,068
Zachry Holdings, Inc. (c) 7.500% 2/01/20	56,000	54,600

		234,668

Foods — 0.5%
Kraft Heinz Foods, Co. (c) 2.800% 7/02/20	280,000	287,599
Tyson Foods, Inc. 2.650% 8/15/19	45,000	46,151
Tyson Foods, Inc. 3.950% 8/15/24	90,000	95,945
Tyson Foods, Inc. 4.500% 6/15/22	150,000	164,346
Tyson Foods, Inc. 4.875% 8/15/34	65,000	69,904
Tyson Foods, Inc. STEP 6.600% 4/01/16	95,000	95,000
Whole Foods Market, Inc. (c) 5.200% 12/03/25	155,000	162,426
WM Wrigley Jr. Co. (c) 2.400% 10/21/18	35,000	35,349

		956,720

Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA 4.750% 1/11/22	200,000	211,774
International Paper Co. 4.750% 2/15/22	75,000	82,298

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
International Paper Co. 9.375% 5/15/19	$110,000	$130,922

		424,994

Health Care – Products — 0.5%
St. Jude Medical, Inc. 2.800% 9/15/20	280,000	286,325
Wright Medical Group, Inc., Convertible 2.000% 2/15/20	400,000	357,250
Zimmer Biomet Holdings, Inc. 3.550% 4/01/25	260,000	262,703

		906,278

Health Care – Services — 0.6%
HCA, Inc. 5.250% 4/15/25	800,000	824,000
Kaiser Foundation Hospitals 3.500% 4/01/22	65,000	67,879
UnitedHealth Group, Inc. 3.950% 10/15/42	85,000	85,518
UnitedHealth Group, Inc. 6.875% 2/15/38	75,000	105,247

		1,082,644

Home Furnishing — 0.1%
Whirlpool Corp. 3.700% 3/01/23	50,000	51,991
Whirlpool Corp. 5.150% 3/01/43	20,000	20,827

		72,818

Household Products — 0.0%
Avery Dennison Corp. 3.350% 4/15/23	30,000	30,292

Housewares — 0.4%
Newell Rubbermaid, Inc. 3.850% 4/01/23	310,000	321,504
Newell Rubbermaid, Inc. 3.900% 11/01/25	115,000	114,229
Toro Co. 7.800% 6/15/27	170,000	220,012

		655,745

Insurance — 2.6%
The Allstate Corp. 5.550% 5/09/35	50,000	59,442
The Allstate Corp. 3 mo. USD LIBOR + 2.938%, VRN 5.750% 8/15/53	790,000	802,837
American International Group, Inc. 3.300% 3/01/21	240,000	245,373
American International Group, Inc. 3.900% 4/01/26	135,000	135,421
Arch Capital Group US, Inc. 5.144% 11/01/43	80,000	83,898

	Principal Amount	Value
AXIS Specialty Finance PLC 2.650% 4/01/19	$45,000	$44,996
Brown & Brown, Inc. 4.200% 9/15/24	190,000	191,284
CNA Financial Corp. 3.950% 5/15/24	85,000	84,490
Five Corners Funding Trust (c) 4.419% 11/15/23	100,000	104,822
Liberty Mutual Group, Inc. (c) 4.250% 6/15/23	43,000	44,318
Marsh & McLennan Cos., Inc. 3.750% 3/14/26	80,000	81,901
Marsh & McLennan Cos., Inc. 5.875% 8/01/33	150,000	178,385
MetLife Capital Trust IV (c) 7.875% 12/15/37	150,000	172,500
Prudential Financial, Inc. 3 mo. USD LIBOR + 3.040%, VRN 5.200% 3/15/44	135,000	130,131
Prudential Financial, Inc. 3 mo. USD LIBOR + 3.920%, VRN 5.625% 6/15/43	110,000	112,035
Prudential Financial, Inc. 6.200% 11/15/40	125,000	146,722
Prudential Financial, Inc. 3 mo. USD LIBOR + 5.000%, VRN 8.875% 6/15/38	715,000	784,713
QBE Capital Funding III Ltd. USD 10 Year Swap Rate + 4.050%, VRN (c) 7.250% 5/24/41	313,000	338,040
Reinsurance Group of America, Inc. 4.700% 9/15/23	95,000	99,056
Reinsurance Group of America, Inc. 5.000% 6/01/21	95,000	103,235
Trinity Acquisition PLC 4.400% 3/15/26	65,000	65,941
USF&G Capital I (c) 8.500% 12/15/45	95,000	145,466
Voya Financial, Inc. 5.500% 7/15/22	100,000	111,857
Voya Financial, Inc. 3 mo. USD LIBOR + 3.580%, VRN 5.650% 5/15/53	255,000	237,150
Willis North America, Inc. 7.000% 9/29/19	43,000	48,624
XLIT Ltd. 4.450% 3/31/25	75,000	74,265
XLIT Ltd. 5.500% 3/31/45	200,000	191,893

		4,818,795

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Internet — 0.6%
Baidu, Inc. 2.250% 11/28/17	$200,000	$201,319
Expedia, Inc. (c) 5.000% 2/15/26	280,000	280,420
Expedia, Inc. 7.456% 8/15/18	320,000	358,009
Tencent Holdings Ltd. (c) 3.800% 2/11/25	200,000	207,007

		1,046,755

Investment Companies — 0.2%
Ares Capital Corp. 3.875% 1/15/20	205,000	210,061
FS Investment Corp. 4.000% 7/15/19	200,000	200,465

		410,526

Iron & Steel — 0.4%
AK Steel Corp., Convertible 5.000% 11/15/19	62,000	55,606
Glencore Funding LLC (c) 4.000% 4/16/25	155,000	121,578
Reliance Steel & Aluminum Co. 4.500% 4/15/23	65,000	62,660
Reliance Steel & Aluminum Co. 6.200% 11/15/16	395,000	405,063

		644,907

Leisure Time — 0.0%
Carnival Corp. 1.875% 12/15/17	50,000	50,155

Lodging — 0.5%
Hyatt Hotels Corp. 3.375% 7/15/23	40,000	39,182
Marriott International, Inc. 3.375% 10/15/20	95,000	98,272
Wyndham Worldwide Corp. 2.950% 3/01/17	60,000	60,568
Wyndham Worldwide Corp. 5.625% 3/01/21	650,000	711,399

		909,421

Machinery – Diversified — 0.1%
Roper Technologies, Inc. 3.125% 11/15/22	100,000	99,500
Xylem, Inc. 4.875% 10/01/21	100,000	107,946

		207,446

Manufacturing — 0.2%
Carlisle Cos., Inc. 3.750% 11/15/22	85,000	86,856
JB Poindexter & Co., Inc. (c) 9.000% 4/01/22	200,000	209,500

	Principal Amount	Value
Textron, Inc. 4.300% 3/01/24	$120,000	$124,214

		420,570

Media — 2.9%
21st Century Fox America, Co. 6.900% 8/15/39	125,000	155,624
CBS Corp. 7.875% 7/30/30	100,000	134,850
CCO Holdings LLC/CCO Holdings Capital Corp. 5.750% 1/15/24	600,000	624,750
CCO Safari II LLC (c) 4.464% 7/23/22	340,000	355,391
Discovery Communications LLC 4.875% 4/01/43	200,000	175,791
DISH DBS Corp. 5.875% 11/15/24	1,000,000	917,500
Numericable-SFR SAS (c) 6.250% 5/15/24	800,000	775,600
Sirius XM Radio, Inc. (c) 5.375% 4/15/25	1,000,000	1,017,500
TEGNA, Inc. 5.125% 7/15/20	500,000	520,625
Time Warner Cable, Inc. 4.500% 9/15/42	420,000	372,837
Time Warner Cable, Inc. 5.500% 9/01/41	240,000	238,011

		5,288,479

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc. 4.625% 3/15/24	130,000	132,580
Pitney Bowes, Inc. 4.750% 5/15/18	10,000	10,527
Pitney Bowes, Inc. 5.750% 9/15/17	14,000	14,646

		157,753

Oil & Gas — 2.7%
American Energy-Permian Basin LLC (c) 8.000% 5/01/22	416,000	45,760
Anadarko Petroleum Corp. 5.550% 3/15/26	150,000	151,321
Calumet Specialty Products Partners LP/Calumet Finance Corp. 6.500% 4/15/21	300,000	213,000
Calumet Specialty Products Partners LP/Calumet Finance Corp. 7.625% 1/15/22	500,000	353,750
Chesapeake Energy Corp., Convertible 2.500% 5/15/37	355,000	224,537
Citgo Holding, Inc. (c) 10.750% 2/15/20	500,000	485,000

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Diamond Offshore Drilling, Inc. 5.875% 5/01/19	$175,000	$165,226
EP Energy LLC/Everest Acquisition Finance, Inc. 9.375% 5/01/20	500,000	252,187
Exxon Mobil Corp. 3.043% 3/01/26	355,000	363,329
Helmerich & Payne International Drilling Co. 4.650% 3/15/25	35,000	35,224
Newfield Exploration Co. 5.375% 1/01/26	1,000,000	910,000
PBF Holding Co. LLC/PBF Finance Corp. 8.250% 2/15/20	555,000	574,425
Pemex Project Funding Master Trust 6.625% 6/15/38	51,000	48,323
Petroleos Mexicanos 3.125% 1/23/19	25,000	24,775
Petroleos Mexicanos 5.500% 1/21/21	375,000	389,062
Petroleos Mexicanos 6.375% 1/23/45	35,000	32,445
Phillips 66 4.300% 4/01/22	75,000	79,850
Phillips 66 4.650% 11/15/34	225,000	223,191
Phillips 66 5.875% 5/01/42	75,000	81,495
Pioneer Natural Resources Co. 4.450% 1/15/26	65,000	65,511
Rowan Cos., Inc. 4.875% 6/01/22	151,000	107,429
Whiting Petroleum Corp., Convertible (c) 1.250% 4/01/20	240,000	139,650

		4,965,490

Oil & Gas Services — 0.2%
Hornbeck Offshore Services, Inc., Convertible 1.500% 9/01/19	235,000	139,385
Schlumberger Holdings Corp. (c) 4.000% 12/21/25	205,000	211,648
SEACOR Holdings, Inc., Convertible 3.000% 11/15/28	80,000	61,600

		412,633

Packaging & Containers — 0.1%
Brambles USA Inc., Series A (c) 5.350% 4/01/20	35,000	38,678
Brambles USA, Inc. (c) 4.125% 10/23/25	90,000	93,452
Sonoco Products Co. 4.375% 11/01/21	100,000	107,230

		239,360

	Principal Amount	Value
Pharmaceuticals — 1.1%
AbbVie, Inc. 3.600% 5/14/25	$160,000	$167,955
AbbVie, Inc. 4.400% 11/06/42	50,000	50,515
AbbVie, Inc. 4.500% 5/14/35	210,000	218,192
Actavis Funding SCS 3.450% 3/15/22	370,000	384,118
AstraZeneca PLC 6.450% 9/15/37	250,000	332,348
Baxalta, Inc. (c) 3.600% 6/23/22	40,000	40,636
Baxalta, Inc. (c) 4.000% 6/23/25	80,000	81,297
Express Scripts Holding Co. 3.300% 2/25/21	40,000	41,001
McKesson Corp. 1.292% 3/10/17	40,000	40,073
McKesson Corp. 2.284% 3/15/19	45,000	45,542
McKesson Corp. 3.796% 3/15/24	75,000	78,291
McKesson Corp. 4.883% 3/15/44	70,000	74,394
Pernix Therapeutics Holdings, Inc., Convertible (c) 4.250% 4/01/21	250,000	96,562
Valeant Pharmaceuticals International (c) 7.000% 10/01/20	200,000	168,000
Valeant Pharmaceuticals International, Inc. (c) 6.125% 4/15/25	113,000	87,010

		1,905,934

Pipelines — 1.7%
CenterPoint Energy Resources Corp. 4.500% 1/15/21	175,000	186,179
CenterPoint Energy Resources Corp. 5.850% 1/15/41	150,000	166,390
Energy Transfer Equity LP 7.500% 10/15/20	100,000	96,250
Energy Transfer Partners LP 4.150% 10/01/20	60,000	57,648
Energy Transfer Partners LP 4.750% 1/15/26	200,000	181,750
Enterprise Products Operating Co. 5.950% 2/01/41	135,000	138,539
Kinder Morgan Energy Partners LP 6.500% 2/01/37	85,000	80,702
Kinder Morgan Energy Partners LP 6.950% 1/15/38	15,000	15,005
Kinder Morgan, Inc. 3.050% 12/01/19	250,000	246,125

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Magellan Midstream Partners LP 5.000% 3/01/26	$470,000	$508,272
MPLX LP 4.000% 2/15/25	557,000	480,245
MPLX LP (c) 4.875% 6/01/25	1,000,000	911,831

		3,068,936

Real Estate Investment Trusts (REITS) — 1.2%
American Tower Corp. 3.400% 2/15/19	80,000	82,011
American Tower Corp. 3.450% 9/15/21	225,000	230,072
Brandywine Operating Partners LP 4.950% 4/15/18	300,000	312,785
DCT Industrial Operating Partnership LP 4.500% 10/15/23	60,000	61,525
DDR Corp. 4.750% 4/15/18	275,000	285,898
Digital Realty Trust LP 3.400% 10/01/20	140,000	143,122
Digital Realty Trust LP 3.950% 7/01/22	240,000	244,373
Duke Realty LP 8.250% 8/15/19	125,000	147,884
Federal Realty Investment Trust 5.900% 4/01/20	25,000	28,602
Highwoods Realty LP 7.500% 4/15/18	110,000	121,012
Host Hotels & Resorts LP 4.000% 6/15/25	160,000	155,831
Liberty Property LP 3.375% 6/15/23	50,000	49,397
ProLogis LP 2.750% 2/15/19	35,000	35,786
ProLogis LP 3.350% 2/01/21	165,000	171,886
Vereit Operating Partnership LP 2.000% 2/06/17	105,000	103,950
Vereit Operating Partnership LP 3.000% 2/06/19	50,000	49,119

		2,223,253

Retail — 2.0%
Bed Bath & Beyond, Inc. 3.749% 8/01/24	30,000	30,277
Bed Bath & Beyond, Inc. 5.165% 8/01/44	75,000	63,429
CVS Health Corp. 3.500% 7/20/22	380,000	407,326
CVS Health Corp. 6.125% 9/15/39	25,000	31,614
CVS Pass-Through Trust (c) 5.926% 1/10/34	223,837	247,711

	Principal Amount	Value
CVS Pass-Through Trust (c) 7.507% 1/10/32	$17,170	$20,669
El Puerto de Liverpool SAB de CV (c) 3.950% 10/02/24	280,000	279,300
Family Tree Escrow LLC (c) 5.750% 3/01/23	1,000,000	1,060,000
GNC Holdings, Inc., Convertible (c) 1.500% 8/15/20	45,000	36,788
O’Reilly Automotive, Inc. 3.850% 6/15/23	46,000	48,132
O’Reilly Automotive, Inc. 4.875% 1/14/21	225,000	246,102
O’Reilly Automotive, Inc. 3.550% 3/15/26	100,000	102,883
The Home Depot, Inc. 5.950% 4/01/41	100,000	132,257
Tiffany & Co. 4.900% 10/01/44	105,000	98,234
Wal-Mart Stores, Inc. 5.625% 4/01/40	205,000	263,281
Walgreens Boots Alliance, Inc. 2.700% 11/18/19	185,000	188,831
Walgreens Boots Alliance, Inc. 3.800% 11/18/24	245,000	252,106
Walgreens Boots Alliance, Inc. 4.800% 11/18/44	95,000	94,413

		3,603,353

Savings & Loans — 0.2%
Glencore Funding LLC (c) 1.700% 5/27/16	160,000	159,436
Glencore Funding LLC (c) 2.500% 1/15/19	114,000	104,310
Glencore Funding LLC (c) 3.125% 4/29/19	65,000	58,988

		322,734

Semiconductors — 0.4%
KLA-Tencor Corp. 4.650% 11/01/24	230,000	231,832
Lam Research Corp. 3.800% 3/15/25	145,000	138,765
Microchip Technology, Inc., Convertible 1.625% 2/15/25	225,000	231,469
NXP BV/NXP Funding LLC (c) 3.750% 6/01/18	110,000	111,375

		713,441

Software — 0.2%
Broadridge Financial Solutions, Inc. 3.950% 9/01/20	45,000	47,587
Citrix Systems, Inc., Convertible 0.500% 4/15/19	80,000	89,350

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Oracle Corp. 5.375% 7/15/40	$250,000	$297,013

		433,950

Telecommunications — 1.2%
AT&T, Inc. 3.400% 5/15/25	270,000	270,633
AT&T, Inc. 6.550% 2/15/39	175,000	206,088
Embarq Corp. 7.082% 6/01/16	210,000	211,350
Embarq Corp. 7.995% 6/01/36	45,000	43,445
Gogo, Inc., Convertible 3.750% 3/01/20	3,000	2,310
Motorola Solutions, Inc. 3.500% 3/01/23	90,000	82,673
Telefonaktiebolaget LM Ericsson 4.125% 5/15/22	225,000	234,435
Verizon Communications, Inc. 2.625% 2/21/20	115,000	118,328
Verizon Communications, Inc. 3.500% 11/01/24	240,000	251,810
Verizon Communications, Inc. 5.012% 8/21/54	77,000	77,249
Verizon Communications, Inc. 5.150% 9/15/23	95,000	109,650
Verizon Communications, Inc. 6.550% 9/15/43	79,000	104,061
Verizon Global Funding Corp. 7.750% 12/01/30	300,000	409,020

		2,121,052

Transportation — 0.9%
Asciano Finance (c) 4.625% 9/23/20	45,000	44,513
Burlington Northern Santa Fe LLC 6.750% 3/15/29	160,000	215,224
Norfolk Southern Corp. 6.000% 5/23/2111	125,000	139,736
OPE KAG Finance Sub, Inc. (c) 7.875% 7/31/23	720,000	718,200
Ryder System, Inc. 2.550% 6/01/19	30,000	30,057
Watco Cos. LLC/Watco Finance Corp. (c) 6.375% 4/01/23	500,000	487,500

		1,635,230

Trucking & Leasing — 0.5%
Aviation Capital Group Corp. (c) 2.875% 9/17/18	280,000	281,143
GATX Corp. 3.500% 7/15/16	62,000	62,370
GATX Corp. 4.750% 6/15/22	125,000	132,982

	Principal Amount	Value
Penske Truck Leasing Co. LP/PTL Finance Corp. (c) 2.500% 6/15/19	$145,000	$144,168
Penske Truck Leasing Co. LP/PTL Finance Corp. (c) 3.375% 2/01/22	320,000	317,712

		938,375

TOTAL CORPORATE DEBT (Cost $71,493,692)		71,110,533

MUNICIPAL OBLIGATIONS — 0.4%
State of California 5.950% 4/01/16	225,000	225,000
State of California BAB 7.550% 4/01/39	125,000	191,380
State of California BAB 7.600% 11/01/40	150,000	233,222

		649,602

TOTAL MUNICIPAL OBLIGATIONS (Cost $579,836)		649,602

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 22.1%
Auto Floor Plan ABS — 0.2%
Capital Automotive REIT, Series 2010-1A, Class A (c) 5.730% 12/15/38	207,060	216,523
NCF Dealer Floorplan Master Trust, Series 2014-1A, Class A, 1 mo. LIBOR + 1.500%, FRN (c) 1.932% 10/20/20	110,000	110,000

		326,523

Automobile ABS — 0.9%
American Credit Acceptance Receivables Trust, Series 2016-1A, Class A (c) 2.370% 5/12/20	195,089	195,029
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A (c) 2.500% 2/20/21	120,000	119,909
Capital Automotive REIT, Series 2014-1A, Class A (c) 3.660% 10/15/44	100,000	103,370
CFC LLC, Series 2014-2A, Class A (c) 1.440% 11/16/20	62,569	61,609
CPS Auto Trust, Series 2014-A, Class A (c) 1.210% 8/15/18	31,385	31,257
CPS Auto Trust, Series 2014-C, Class A (c) 1.310% 2/15/19	110,050	109,915

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Drive Auto Receivables Trust, Series 2016-AA, Class B (c) 3.170% 5/15/20	$260,000	$261,095
Exeter Automobile Receivables Trust, Series 2014-3A, Class A (c) 1.320% 1/15/19	46,710	46,535
GLS Auto Receivables Trust, Series 2015-1A, Class A (c) 2.250% 12/15/20	109,513	109,424
GO Financial Auto Securitization Trust, Series 2015-1, Class A (c) 1.810% 3/15/18	46,926	46,880
Oscar US Funding Trust IV, Series 2016-1A, Class A1 (c) 0.950% 4/17/17	230,000	230,000
Oscar US Funding Trust IV, Series 2014-1A, Class A2 (c) 1.000% 8/15/17	55,895	55,786
Oscar US Funding Trust IV, Series 2016-1A, Class A2B (c) 2.130% 7/15/20	260,000	260,000
Santander Drive Auto Receivables Trust, Series 2015-S2, Class R1 (c) 1.840% 11/18/19	53,845	53,441

		1,684,250

Commercial MBS — 3.7%
Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A4, VRN 5.543% 6/10/49	216,911	221,631
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class AM, VRN 5.808% 2/10/51	95,000	97,519
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4, VRN 6.219% 2/10/51	335,543	352,797
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class AM, VRN 6.262% 2/10/51	100,000	105,992
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class AM, VRN 5.513% 1/12/45	190,000	193,779
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4, VRN 5.694% 6/11/50	609,705	632,905
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	155,000	160,749

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class AM, VRN 5.835% 9/11/42	$110,000	$115,015
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class AM, VRN 5.885% 6/11/50	200,000	207,772
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class AM, VRN 6.084% 6/11/50	115,000	120,301
Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A5 3.961% 3/10/47	152,000	164,284
Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class AM 4.199% 3/10/47	100,000	107,378
Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A4, VRN 4.236% 2/10/47	110,000	122,650
Commercial Mortgage Pass Through Certificates, Series 2015-CR23, Class C, VRN 4.257% 5/10/48	110,000	99,965
DBCCRE Mortgage Trust, Series 2014-ARCP, Class A (c) 4.238% 1/10/34	100,000	107,348
DBRR Trust, Series 2013-EZ3, Class A, VRN (c) 1.636% 12/18/49	51,704	51,386
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1 (c) 3.742% 11/10/46	15,272	15,314
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, VRN 5.892% 7/10/38	365,000	366,788
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	246,210	248,726
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class AM 5.204% 12/12/49	240,000	243,715
ML-CFC Commercial Mortgage Trust, Series 2006-3, Class AM, VRN 5.456% 7/12/46	140,000	141,365
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AM, VRN 5.856% 9/12/49	115,000	119,704

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	$110,000	$111,874
Morgan Stanley Capital I, Series 2007-HQ11, Class AJ, VRN 5.508% 2/12/44	170,000	171,936
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	52,353	52,301
STRIPs Ltd., Series 2012-1A, Class A (c) 1.500% 12/25/44	24,260	24,078
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, VRN 5.528% 8/15/39	30,858	31,030
VFC LLC, Series 2014-2, Class A, (Acquired 7/9/14, Cost $250,000) (c) (d) 2.750% 7/20/30	8,664	8,664
VFC LLC, Series 2015-3, Class A, (Acquired 3/25/15, Cost $249,531) (c) (d) 2.750% 12/20/31	10,497	10,495
VNO Mortgage Trust, Series 2013-PENN, Class A (c) 3.808% 12/13/29	110,000	116,035
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AM 5.339% 11/15/48	321,000	324,596
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	535,000	542,005
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class AM, VRN 5.591% 4/15/47	110,000	113,057
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4, VRN 5.946% 2/15/51	93,717	96,295
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, VRN 5.946% 2/15/51	500,000	519,366
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class C, VRN 3.848% 5/15/48	140,000	124,276
Wells Fargo Reremic Trust, Series 2012-IO, Class A (c) 1.750% 8/20/21	15,045	15,045
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B 4.311% 8/15/45	110,000	116,704
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class C, VRN 4.874% 8/15/45	100,000	103,106

	Principal Amount	Value
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class C, VRN (c) 5.634% 11/15/44	$170,000	$184,072
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class D, VRN (c) 5.634% 11/15/44	115,000	121,667

		6,783,685

Home Equity ABS — 1.1%
Accredited Mortgage Loan Trust, Series 2005-3, Class M1, 1 mo. USD LIBOR + .450%, FRN 0.890% 9/25/35	120,000	118,679
ACE Securities Corp., Series 2005-HE5, Class M2, 1 mo. USD LIBOR + .735%, FRN 1.168% 8/25/35	222,982	221,771
ACE Securities Corp., Series 2005-RM1, Class M2, 1 mo. USD LIBOR + .750%, FRN 1.183% 3/25/35	57,611	58,195
Asset-Backed Securities Corporation Home Equity, Series 2005-HE3, Class M3, 1 mo. USD LIBOR + ..705%, FRN 1.138% 4/25/35	68,324	68,383
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE3, Class A2, 1 mo. USD LIBOR + .180%, FRN 0.613% 4/25/36	22,296	22,232
Bear Stearns Asset-Backed Securities I Trust, Series 2005-HE12, Class M1, 1 mo. USD LIBOR + .480%, FRN 0.913% 12/25/35	340,447	331,548
Conseco Finance Corp., Series 2002-A, Class M1, 1 mo. LIBOR + 1.850%, FRN 2.286% 4/15/32	88,266	88,394
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460%, FRN 0.893% 9/25/34	54,572	53,595
Countrywide Partnership Trust, Series 2004-EC1, Class M1, 1 mo. USD LIBOR + .900%, FRN 1.333% 2/25/35	193,391	160,768
Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A, 1 mo. USD LIBOR + .240%, FRN (c) 0.673% 10/25/34	171,301	170,158
JP Morgan Mortgage Acquisition Corp., Series 2005-FRE1, Class A2V2, 1 mo. USD LIBOR + .220%, FRN 0.653% 10/25/35	96,550	96,257

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
MASTR Asset Backed Securities Trust, Series 2005, Class M1, 1 mo. USD LIBOR + .720%, FRN 1.153% 12/25/34	$99,504	$88,493
MASTR Asset-Backed Securities Trust, Series 2005-WMC1, Class M3, 1 mo. USD LIBOR + .720%, FRN 1.153% 3/25/35	118,645	117,927
Morgan Stanley Capital, Inc., Series 2005-WMC6, Class M2, 1 mo. USD LIBOR + .750%, FRN 1.183% 7/25/35	42,907	43,168
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6, STEP 6.379% 10/25/28	8	8
NovaStar Mortgage Funding Trust, Series 2005-3, Class A2D, 1 mo. LIBOR + .370%, FRN 0.803% 1/25/36	172,388	172,128
Option One Mortgage Loan Trust, Series 2005-5, Class A3, 1 mo. USD LIBOR + .210%, FRN 0.643% 12/25/35	158,230	157,040
Option One Mortgage Loan Trust, Series 2005-3, Class M1, 1 mo. USD LIBOR + .470%, FRN 0.903% 8/25/35	66,118	65,632
Residential Asset Securities Corp., Series 2005-AHL3, Class A2, 1 mo. USD LIBOR + .240%, FRN 0.673% 11/25/35	48,628	48,351
Security National Mortgage Loan Trust, Series 2006-3A, Class A1, 1 mo. LIBOR + .280%, FRN (c) 0.716% 1/25/37	8,938	8,937

		2,091,664

Other ABS — 11.9%
321 Henderson Receivables I LLC, Series 2015-1A, Class A (c) 3.260% 9/15/72	96,352	93,785
Aames Mortgage Investment Trust, Series 2004-1, Class M5, 1 mo. USD LIBOR + 1.725%, FRN 2.161% 1/25/35	121,365	120,976
ALM VIII Ltd., Series 2013-8A, Class A1A, 3 mo. USD LIBOR + 1.450%, FRN (c) 2.074% 1/20/26	710,000	707,938
Alterna Funding I LLC, Series 2014-1A, Class NOTE (c) 1.639% 2/15/21	77,277	76,552

	Principal Amount	Value
Apidos CLO XVII, Series 2014-17A, Class A1A, 3 mo. USD LIBOR + 1.500%, FRN (c) 2.120% 4/17/26	$250,000	$249,076
Applebee’s/IHOP Funding LLC, Series 2014-1, Class A2 (c) 4.277% 9/05/44	230,000	229,095
Arbys Funding LLC, Series 2015-1A, Class A2 (c) 4.969% 10/30/45	269,325	275,890
ARL First LLC, Series 2012-1A, Class A1, 1 mo. LIBOR + 1.750%, FRN (c) 2.186% 12/15/42	130,075	130,264
Ascentium Equipment Receivables LLC, Series 2014-1A, Class B (c) 1.580% 10/10/18	96,617	96,626
Avery Point CLO Ltd., Series 2014-5A, Class A, 3 mo. USD LIBOR + 1.460%, FRN (c) 2.080% 7/17/26	250,000	245,575
Avery Point III CLO Ltd., Series 2013-3A, Class A, 3 mo. USD LIBOR + 1.400%, FRN (c) 2.020% 1/18/25	250,000	247,225
Avery Point VI CLO Ltd., Series 2015-6A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (c) 2.071% 8/05/27	445,000	441,708
Birchwood Park CLO Ltd., Series 2014-1A, Class A, 3 mo. USD LIBOR + 1.440%, FRN (c) 2.062% 7/15/26	250,000	247,666
Blue Hill CLO Ltd., Series 2013-1A, Class A, 3 mo. USD LIBOR + 1.480%, FRN (c) 2.102% 1/15/26	250,000	247,478
BlueMountain CLO Ltd., Series 2015-2A, Class A1, 3 mo. USD LIBOR + 1.430%, FRN (c) 2.050% 7/18/27	305,000	301,461
BlueVirgo Trust, Series 2015-1A, Class NOTE (c) 3.000% 12/15/22	445,464	444,350
CAN Capital Funding LLC, Series 2014-1A, Class A (c) 3.117% 4/15/20	160,000	159,400
Carlyle Global Market Strategies, Series 2014-1A, Class A, 3 mo. USD LIBOR + 1.520%, FRN (c) 2.140% 4/17/25	265,000	263,674
Carlyle Global Market Strategies CLO Ltd., Series 2013-4A, Class A1, 3 mo. USD LIBOR + 1.470%, FRN (c) 2.092% 10/15/25	600,000	596,734

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Citi Held For Asset Issuance, Series 2015-PM1, Class A (c) 1.850% 12/15/21	$66,210	$66,133
Citigroup Mortgage Loan Trust, Series 2006-SHL1, Class A1, 1 mo. USD LIBOR + .200%, FRN (c) 0.626% 11/25/45	66,737	66,411
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH2, Class A2A, 1 mo. USD LIBOR + .150%, FRN 0.583% 8/25/36	138,189	135,124
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (c) 4.474% 3/20/43	424,975	424,890
CLI Funding V LLC, Series 2014-2A, Class A (c) 3.380% 10/18/29	85,791	80,314
CLI Funding VI LLC, Series 2016-1A, Class A (c) 4.210% 2/18/41	622,643	596,628
Consumer Credit Origination Loan Trust, Series 2015-1, Class A (c) 2.820% 3/15/21	92,874	93,446
Credit-Based Asset Servicing and Securitization LLC, Series 2006-RP2, Class A3, 1 mo. LIBOR + .300%, FRN (c) 0.733% 7/25/36	178,275	176,974
DB Master Finance LLC, Series 2015-1A, Class A2I (c) 3.262% 2/20/45	316,800	310,242
Diamond Resorts Owner Trust, Series 2013-2, Class A (c) 2.270% 5/20/26	108,975	108,022
Diamond Resorts Owner Trust, Series 2015-1, Class A (c) 2.730% 7/20/27	228,935	227,109
Diamond Resorts Owner Trust, Series 2015-2, Class B (c) 3.540% 5/22/28	184,419	186,587
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2I (c) 3.484% 10/25/45	418,950	405,929
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2II (c) 4.474% 10/25/45	458,850	453,546
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (c) 5.216% 1/25/42	220,490	228,263
Dong Fang Container Finance II SPV Ltd., Series 2014-1A, Class A2 (c) 3.550% 11/25/39	221,126	208,413
Drug Royalty Corp., Inc., Series 2012-1, Class A2 (c) 5.800% 7/15/24	54,487	55,438

	Principal Amount	Value
Dryden XXXI Senior Loan Fund, Series 2014-31A, Class A, 3 mo. USD LIBOR + 1.350%, FRN (c) 1.970% 4/18/26	$370,000	$365,922
Eaton Vance CLO, Series 2014-1A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (c) 2.072% 7/15/26	500,000	494,375
Element Rail Leasing II LLC, Series 2015-1A, Class A1 (c) 2.707% 2/19/45	84,919	82,218
Element Rail Leasing II LLC, Series 2015-1A, Class A2 (c) 3.585% 2/19/45	160,000	162,654
Element Rail Leasing II LLC, Series 2016-1A, Class A1 (c) 3.968% 3/19/46	220,000	220,000
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 (c) 4.212% 10/15/42	212,350	216,040
First Franklin Mortgage Loan Trust, Series 2005-FF7, Class M1, 1 mo. USD LIBOR + .450%, FRN 0.883% 7/25/35	41,680	41,646
Fremont Home Loan Trust, Series 2005-E, Class 2A3, 1 mo. USD LIBOR + .240%, FRN 0.673% 1/25/36	58,667	56,765
Fremont Home Loan Trust, Series 2005-2, Class M2, 1 mo. USD LIBOR + .720%, FRN 1.153% 6/25/35	139,364	136,536
Galaxy XX CLO Ltd., Series 2015-20A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (c) 2.074% 7/20/27	340,000	338,301
Global Container Assets Ltd., Series 2013-1A, Class A1 (c) 2.200% 11/05/28	65,760	65,431
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (c) 1.769% 4/25/25	365,000	359,682
GoldenTree Loan Opportunities VII Ltd., Series 2014-8A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (c) 2.070% 4/19/26	550,000	544,646
Green Tree Agency Advance Funding Trust I, Series 2015-T2, Class AT2 (c) 3.095% 10/15/48	340,000	340,306
Hercules Capital Funding Trust, Series 2014-1A, Class A (c) 3.524% 4/16/21	250,000	246,875

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
HFG Healthco-4 LLC, Series 2011-1A, Class A, 1 mo. LIBOR + 2.250%, FRN (c) 2.689% 6/02/17	$250,000	$250,363
Hilton Grand Vacations Trust, Series 2014-AA, Class A (c) 1.770% 11/25/26	86,153	85,699
Hilton Grand Vacations Trust, Series 2013-A, Class A (c) 2.280% 1/25/26	108,447	109,246
Icon Brand Holdings LLC, Series 2012-1A, Class A (c) 4.229% 1/25/43	78,836	79,664
Icon Brand Holdings LLC, Series 2013-1A, Class A (c) 4.352% 1/25/43	65,341	64,688
ING Investment Management CLO Ltd., Series 2013-3A, Class A1, 3 mo. USD LIBOR + 1.450%, FRN (c) 2.070% 1/18/26	250,000	247,553
J.G. Wentworth XXXV LLC, Series 2015-2A, Class A (c) 3.870% 3/15/58	89,572	88,207
JP Morgan Mortgage Acquisition Trust, Series 2006-CH1, Class A5, 1 mo. USD LIBOR + .230%, FRN 0.663% 7/25/36	150,000	140,561
LCM Ltd., Series 16A, Class A, 3 mo. USD LIBOR + 1.500%, FRN (c) 2.122% 7/15/26	250,000	248,751
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2, 1 mo. USD LIBOR + .795%, FRN 1.228% 2/25/35	168,234	166,277
Madison Park Funding XII Ltd., Series 2014-12A, Class A, 3 mo. USD LIBOR + 1.500%, FRN (c) 2.124% 7/20/26	250,000	248,737
Madison Park Funding XIV Ltd., Series 2014-14A, Class A2, 3 mo. USD LIBOR + 1.450%, FRN (c) 2.074% 7/20/26	280,000	278,368
Merrill Lynch Mortgage Investors, Inc., Series 2005-WMC2, Class M3, 1 mo. USD LIBOR + .705%, FRN 1.138% 4/25/36	71,999	71,573
Miramax LLC, Series 2014-1A, Class A2 (c) 3.340% 7/20/26	311,976	313,482
MVW Owner Trust, Series 2013-1A, Class A (c) 2.150% 4/22/30	86,586	86,612
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A (c) 1.558% 7/20/18	70,494	70,463

	Principal Amount	Value
Nations Equipment Finance Funding III LLC, Series 2016-1A, Class A (c) 3.610% 2/20/21	$424,964	$425,214
New Residential Advance Receivables Trust, Series 2015-T3, Class AT3 (c) 2.540% 11/15/46	240,000	240,209
Nomad CLO Ltd., Series 2013-1A, Class A1, 3 mo. USD LIBOR + 1.200%, FRN (c) 1.822% 1/15/25	250,000	246,550
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class A, 3 mo. USD LIBOR + 1.120%, FRN (c) 1.744% 4/20/25	225,000	222,206
Ocwen Master Advance Receivables Trust, Series 15-1, Class AT1 (c) 2.537% 9/17/46	120,000	119,934
OHA Loan Funding Ltd., Series 2013-1A, Class A, 3 mo. USD LIBOR + 1.250%, FRN (c) 1.869% 7/23/25	200,000	198,285
OnDeck Asset Securitization Trust, Series 2014-1A, Class A (c) 3.150% 5/17/18	130,000	129,494
OneMain Financial Issuance Trust, Series 2014-2A, Class A (c) 2.470% 9/18/24	120,000	119,564
Orange Lake Timeshare Trust, Series 2014-AA, Class A (c) 2.290% 7/09/29	59,725	60,484
Ownit Mortgage Loan Trust, Series 2005-2, Class M4, 1 mo. USD LIBOR + .930%, FRN 1.363% 3/25/36	85,822	85,151
Oxford Finance Funding Trust, Series 2014-1A, Class A (c) 3.475% 12/15/22	80,000	79,683
Park Place Securities Inc, Series 2005-WCW2, Class M1, ABS, 1 mo. USD LIBOR + .500%, FRN 0.933% 7/25/35	105,000	103,696
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A, 1 mo. USD LIBOR + .260%, FRN 0.693% 9/25/35	28,724	28,664
Park Place Securities, Inc., Series 2005-WCW3, Class M1, 1 mo. USD LIBOR + .480%, FRN 0.913% 8/25/35	100,000	94,323
Popular ABS Mortgage Pass-Through Trust, Series 2006-B, Class A3, 1 mo. USD LIBOR + .280%, FRN 0.713% 5/25/36	124,274	118,427

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
RAAC, Series 2006-RP2, Class A, 1 mo. USD LIBOR + .250%, FRN (c) 0.686% 2/25/37	$100,414	$98,985
Race Point VIII CLO Ltd., Series 2013-8A, Class A, 3 mo. LIBOR + 1.250%, FRN (c) 1.868% 2/20/25	250,000	247,753
Race Point VIII CLO Ltd., Series 2012-7A, Class A, 3 mo. USD LIBOR + 1.420%, FRN (c) 2.040% 11/08/24	100,000	99,384
Seneca Park CLO Ltd., Series 2014-1A, Class A, 3 mo. USD LIBOR + 1.480%, FRN (c) 2.100% 7/17/26	250,000	248,453
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class A (c) 2.580% 9/20/32	198,209	197,154
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (c) 2.840% 11/20/28	14,266	14,353
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class B (c) 3.080% 9/20/32	87,212	86,710
Sierra Receivables Funding Co. LLC, Series 2016-1A, Class B (c) 3.670% 3/21/33	250,000	251,597
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class B (c) 3.020% 6/20/32	117,013	116,377
Sonic Capital LLC, Series 2011-1A, Class A2 (c) 5.438% 5/20/41	168,084	173,408
Specialty Underwriting & Residential Finance Trust, Series 2005-AB2, Class M1, 1 mo. USD LIBOR + .450%, FRN 0.883% 6/25/36	60,000	59,013
Spirit Master Funding LLC, Series 2014-4A, Class A1 (c) 3.501% 1/20/45	110,000	107,024
SpringCastle America Funding LLC, Series 2014-AA, Class A (c) 2.700% 5/25/23	445,998	444,420
SPS Servicer Advance Receivables Trust, Series 2015-T3, Class AT3 (c) 2.920% 7/15/47	170,000	170,099
Store Master Funding I LLC, Series 2015-1A, Class A1 (c) 3.750% 4/20/45	99,542	94,228
Store Master Funding LLC, Series 2013-3A, Class A1 (c) 4.240% 11/20/43	115,727	114,453

	Principal Amount	Value
Symphony CLO XV Ltd., Series 2014-15A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (c) 2.070% 10/17/26	$300,000	$298,499
TAL Advantage LLC, Series 2014-2A, Class A1 (c) 1.700% 5/20/39	143,655	141,368
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (c) 4.370% 7/15/41	46,403	47,560
Wendys Funding LLC, Series 2015-1A, Class A2I (c) 3.371% 6/15/45	373,125	365,312
Wendys Funding LLC, Series 2015-1A, Class A2II (c) 4.080% 6/15/45	328,350	326,052
Wendys Funding LLC, Series 2015-1A, Class A23 (c) 4.497% 6/15/45	348,250	344,660
Westgate Resorts LLC, Series 2014-1A, Class A (c) 2.150% 12/20/26	164,646	162,098

		21,701,427

Student Loans ABS — 3.7%
Access Group, Inc., Series 2006-1, Class B, 3 mo. LIBOR + .450%, FRN 1.079% 8/25/37	409,346	357,352
Access Group, Inc., Series 2003-A, Class A3, 3 mo. Treasury + 1.200%, FRN 1.459% 7/01/38	48,995	44,338
Access Group, Inc., Series 2015-1, Class B, 1 mo. LIBOR + 1.500%, FRN (c) 1.933% 7/25/58	130,000	108,521
College Loan Corp. Trust I, Series 2002-1, Class A5, 28 day ARS, FRN (c) 1.076% 3/01/42	150,000	140,381
College Loan Corp. Trust I, Series 2002-2, Class A30, 28 day ARS, FRN (c) 1.566% 3/01/42	100,000	93,946
College Loan Corp. Trust I, Series 2003-1, Class A6, 28 day ARS, FRN (c) 1.685% 3/01/42	200,000	188,316
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B (c) 2.500% 1/25/30	229,125	213,087
DRB Prime Student Loan Trust, Series 2015-A, Class A2 (c) 3.060% 7/25/31	229,544	228,125

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Education Funding Capital Trust I, Series 2004-1, Class A4, 28 day ARS, FRN 1.920% 6/15/43	$100,000	$99,460
Education Funding Capital Trust I, Series 2004-1, Class A5, 28 day ARS, FRN 1.920% 6/15/43	350,000	343,267
Education Funding Capital Trust I, Series 2004-1, Class A6, 28 day ARS, FRN 1.920% 6/15/43	200,000	194,994
Education Funding Capital Trust I, Series 2004-1, Class B1, 28 day ARS, FRN 1.920% 6/15/43	200,000	175,940
KeyCorp Student Loan Trust, Series 2004-A, Class 2A2, 3 mo. LIBOR + .300%, FRN 0.921% 10/28/41	26,373	26,155
KeyCorp Student Loan Trust, Series 2004-A, Class 2B, 3 mo. LIBOR + .530%, FRN 1.151% 1/27/42	100,000	95,819
KeyCorp Student Loan Trust, Series 1999-B, Class CTFS, 3 mo. LIBOR + .720%, FRN 1.349% 11/25/36	83,148	79,404
National Collegiate Student Loan Trust, Series 2004-1, Class A2, 3 mo. LIBOR + .260%, FRN 0.890% 6/25/27	27,491	27,432
Nelnet Student Loan Trust, Series 2006-3, Class B, 3 mo. LIBOR + .250%, FRN 0.880% 6/25/41	219,525	190,988
Nelnet Student Loan Trust, Series 2005-4, Class A4R2, 28 day ARS, FRN 0.993% 3/22/32	150,000	140,094
Nelnet Student Loan Trust, Series 2012-2A, Class B, 1 mo. LIBOR + 1.000%, FRN (c) 1.433% 11/25/36	200,000	166,268
Nelnet Student Loan Trust, Series 2012-1A, Class B, 1 mo. LIBOR + 1.000%, FRN (c) 1.433% 6/25/42	150,000	126,891
Nelnet Student Loan Trust, Series 2014-5A, Class B, 1 mo. LIBOR + 1.500%, FRN (c) 1.933% 5/25/49	100,000	85,300
Nelnet Student Loan Trust, Series 2014-2A, Class B, 1 mo. LIBOR + 1.500%, FRN (c) 1.935% 6/25/41	100,000	85,520
Nelnet Student Loan Trust, Series 2014-1A, Class B, 1 mo. LIBOR + 1.500%, FRN (c) 1.935% 10/25/47	240,000	204,657

	Principal Amount	Value
Pennsylvania Higher Education, Series 2015-1A, Class B, 1 mo. LIBOR + 1.500%, FRN (c) 1.935% 4/25/45	$130,000	$109,369
SLC Private Student Loan Trust, Series 2006-A, Class C, 3 mo. LIBOR + .450%, FRN 1.072% 7/15/36	190,000	168,930
SLM Student Loan Trust, Series 2007-2, Class A4, 3 mo. LIBOR + .060%, FRN 0.679% 7/25/22	200,000	184,086
SLM Student Loan Trust, Series 2005-3, Class B, 3 mo. LIBOR + .150%, FRN 0.769% 4/25/40	182,138	151,719
SLM Student Loan Trust, Series 2005-9, Class B, 3 mo. LIBOR + .300%, FRN 0.919% 1/25/41	134,586	105,411
SLM Student Loan Trust, Series 2004-3, Class B, 3 mo. LIBOR + .470%, FRN 1.089% 10/25/39	179,495	153,243
SLM Student Loan Trust, Series 2008-7, Class A4, 3 mo. LIBOR + .900%, FRN 1.519% 7/25/23	300,000	279,090
SLM Student Loan Trust, Series 2013-2, Class B, 1 mo. LIBOR + 1.500%, FRN 1.935% 6/25/43	110,000	94,757
SLM Student Loan Trust, Series 2013-1, Class B, ABS, FRN, 1 mo. USD LIBOR + 1.800%, FRN 2.233% 11/25/43	381,000	337,539
SLM Student Loan Trust, Series 2002-7, Class A11, 28 day ARS, FRN 2.930% 3/15/28	200,000	200,000
SLM Student Loan Trust, Series 2003-5, Class A7, 28 day ARS, FRN 2.930% 6/17/30	50,000	50,000
Social Professional Loan Program LLC, Series 2016-A, Class A2 (c) 2.760% 12/26/36	470,000	465,107
Social Professional Loan Program LLC, Series 2014-A, Class A2 (c) 3.020% 10/25/27	83,744	84,465
SoFi Professional Loan Program LLC, Series 2016-A, Class A1 (c) 2.245% 8/25/36	420,000	416,145
South Carolina Student Loan Corp., Series 2015-A, Class A, 1 mo. USD LIBOR + 1.500%, FRN 1.936% 1/25/36	191,252	172,756
South Carolina Student Loan Corp., Series 2014-1, Class B, 1 mo. LIBOR + 1.500%, FRN 1.938% 8/01/35	400,000	341,876

		6,730,748

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
WL Collateral CMO — 0.6%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7, FRN 2.817% 8/25/34	$53,936	$51,297
Connecticut Avenue Securities, Series 2015-C03, Class 1M1, 1 mo. USD LIBOR + 1.500%, FRN 1.933% 7/25/25	687,131	686,672
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1, FRN 2.954% 2/25/34	11,184	10,293
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1, FRN 3.030% 9/25/33	4,448	4,015
GS Mortgage Securities Corp., Series 2014-4R, Class AS, 1 mo. USD LIBOR + .180%, FRN (c) 0.616% 1/26/34	136,967	132,038
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, FRN 2.767% 8/25/34	8,544	7,817
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, FRN 2.528% 8/25/34	41,617	33,753
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2, 1 mo. USD LIBOR + ..250%, FRN 0.683% 8/25/36	41,313	40,762
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA, FRN 2.632% 7/25/33	2,410	2,292
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA, FRN 3.011% 2/25/34	4,835	4,602
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, FRN 2.500% 2/25/34	128	127
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, FRN 2.841% 3/25/34	21,863	21,353
WaMu Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400%, FRN 1.751% 4/25/44	53,682	51,327

		1,046,348

WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2007-BC4, Class A3, 1 mo. USD LIBOR + .250%, FRN 0.683% 11/25/37	9,124	9,115

	Principal Amount	Value
Structured Asset Securities Corp., Series 2002-11A, Class 2A1, FRN 2.911% 6/25/32	$14,660	$13,767

		22,882

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $40,726,545)		40,387,527

SOVEREIGN DEBT OBLIGATIONS — 0.8%
Brazilian Government International Bond 4.875% 1/22/21	100,000	101,000
Brazilian Government International Bond 5.625% 1/07/41	235,000	202,688
Province of Quebec Canada 2.625% 2/13/23	192,000	197,199
Province of Quebec Canada 7.500% 9/15/29	125,000	186,215
Republic of Turkey International Bond 4.875% 4/16/43	236,000	218,949
Republic of Turkey International Bond 6.750% 4/03/18	100,000	107,633
United Mexican States 6.750% 9/27/34	375,000	482,812

		1,496,496

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,513,335)		1,496,496

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 24.6%
Collateralized Mortgage Obligations — 1.1%
Federal Home Loan Mortgage Corp.
Series 4303, Class AP 3.000% 8/15/43	379,644	395,451
Series 4290, Class CA 3.500% 12/15/38	203,252	213,867
Series 2617, Class Z 5.500% 5/15/33	177,629	201,025
Series 2693, Class Z 5.500% 10/15/33	312,185	349,967
Series 3423, Class PB 5.500% 3/15/38	90,000	102,101
Series 2178, Class PB 7.000% 8/15/29	18,310	21,061
Federal National Mortgage Association
Series 2014-7, Class VA 3.500% 5/25/25	129,539	138,919
Series 2014-48, Class AB 4.000% 10/25/40	301,481	320,307
Series 2007-32, Class Z 5.500% 4/25/37	139,760	156,896
Series 2010-60, Class HJ 5.500% 5/25/40	70,812	78,499

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Federal National Mortgage Association REMIC, Series 2007-B2, Class ZA 5.500% 6/25/37	$89,457	$99,605
U.S. Department of Veteran Affairs, Series 1992-1, Class 2Z 7.750% 5/15/22	10,742	12,063

		2,089,761

Pass-Through Securities — 23.5%
Federal Home Loan Mortgage Corp.
Pool #Q37467 3.500% 11/01/45	985,773	1,037,064
Pool #Q37468 3.500% 11/01/45	742,394	783,110
Pool #G06057 4.500% 10/01/40	239,261	261,477
Pool #G60485 4.500% 10/01/41	294,052	321,448
Pool #G60469 4.500% 1/01/42	194,304	212,285
Pool #G60172 4.500% 9/01/43	175,898	193,330
Pool #G11476 5.000% 11/01/18	23,117	23,941
Pool #B16010 5.000% 8/01/19	468	489
Pool #B17058 5.000% 9/01/19	974	1,028
Pool #B18677 5.000% 1/01/20	992	1,042
Pool #E89199 6.000% 4/01/17	763	778
Pool #G11431 6.000% 2/01/18	124	126
Pool #G01311 7.000% 9/01/31	1,601	1,913
Pool #C80207 7.500% 9/01/24	1,955	2,255
Pool #C00530 7.500% 7/01/27	1,356	1,616
Pool #C00563 7.500% 11/01/27	4,648	5,558
Pool #C00612 7.500% 4/01/28	276	330
Pool #C55867 7.500% 2/01/30	4,759	5,612
Federal Home Loan Mortgage Corp. TBA
Pool #1330 3.500% 7/01/43 (e)	1,200,000	1,254,047
Pool #2865 4.000% 5/01/42 (e)	2,950,000	3,143,709

	Principal Amount	Value
Federal National Mortgage Association
Pool #725692 2.398% 10/01/33 1 year CMT + 2.145%, FRN	$121,114	$127,360
Pool #888586 2.487% 10/01/34 1 year CMT + 2.214%, FRN	247,690	261,003
Pool #AR3007 3.000% 2/01/43	279,884	287,723
Pool #890564 3.000% 6/01/43	296,326	306,061
Pool #AS6187 3.500% 11/01/45	2,238,881	2,357,996
Pool #AS6293 3.500% 12/01/45	933,691	983,366
Pool #AS6306 3.500% 12/01/45	761,031	803,660
Pool #AS6475 3.500% 1/01/46	692,753	733,074
Pool #AS6476 3.500% 1/01/46	724,277	764,735
Pool #AS6477 3.500% 1/01/46	833,254	877,455
Pool #AX0120 4.000% 9/01/39	264,416	282,729
Pool #AL7566 4.500% 10/01/42	230,149	251,870
Pool #AL6997 4.500% 11/01/42	472,813	520,242
Pool #735010 5.000% 11/01/19	100,876	105,499
Pool #AD6437 5.000% 6/01/40	130,452	144,904
Pool #AD6996 5.000% 7/01/40	951,151	1,054,440
Pool #AL8173 5.000% 2/01/44	355,242	393,819
Pool #253880 6.500% 7/01/16	78	79
Pool #575579 7.500% 4/01/31	8,983	10,798
Pool #535996 7.500% 6/01/31	1,639	1,973
Federal National Mortgage Association TBA
Pool #1092 2.500% 7/01/42 (e)	3,425,000	3,409,481
Pool #2342 3.000% 6/01/28 (e)	3,325,000	3,467,871
Pool #6985 3.000% 1/01/43 (e)	4,900,000	5,016,375
Pool #15846 4.000% 10/01/42 (e)	1,750,000	1,867,373

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #19687 4.500% 5/01/40 (e)	$2,475,000	$2,690,596
Government National Mortgage Association
Pool #783896 3.500% 5/15/44	454,155	481,582
Pool #784026 3.500% 12/20/44	489,490	519,547
Pool #579140 6.500% 1/15/32	899	1,056
Pool #587280 6.500% 9/15/32	1,295	1,519
Pool #550659 6.500% 9/15/35	117,303	136,869
Pool #538689 6.500% 12/15/35	19,877	23,262
Pool #780651 7.000% 10/15/27	1,905	2,256
Pool #462384 7.000% 11/15/27	1,055	1,247
Pool #482668 7.000% 8/15/28	1,554	1,846
Pool #506804 7.000% 5/15/29	7,394	8,724
Pool #506914 7.000% 5/15/29	27,463	32,503
Pool #581417 7.000% 7/15/32	4,050	4,854
Pool #591581 7.000% 8/15/32	653	786
Pool #423836 8.000% 8/15/26	1,177	1,416
Pool #444619 8.000% 3/15/27	9,032	10,836
Government National Mortgage Association II
Pool #82488 1.750% 3/20/40 1 year CMT + 1.500%, FRN	88,058	91,149
Pool #82462 2.500% 1/20/40 1 year CMT + 1.500%, FRN	64,701	66,844
Pool #MA3036 4.500% 8/20/45	402,965	433,282
Pool #MA3378 4.500% 1/20/46	1,586,215	1,705,553
Government National Mortgage Association II TBA
Pool #994 3.000% 9/01/43 (e)	2,450,000	2,533,262

	Principal Amount	Value
Pool #2543 3.500% 2/01/44 (e)	$2,650,000	$2,795,543

		42,825,576

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $44,594,057)		44,915,337

U.S. TREASURY OBLIGATIONS — 9.7%
U.S. Treasury Bonds & Notes — 9.7%
U.S. Treasury Bond 2.875% 8/15/45	710,000	747,039
U.S. Treasury Bond 3.000% 11/15/44	4,175,000	4,506,472
U.S. Treasury Bond (f) 3.500% 2/15/39	1,535,000	1,826,680
U.S. Treasury Note 1.625% 11/30/20	9,800,000	9,996,191
U.S. Treasury Note 2.125% 5/15/25	550,000	566,973

		17,643,355

TOTAL U.S. TREASURY OBLIGATIONS (Cost $17,299,652)		17,643,355

TOTAL BONDS & NOTES (Cost $176,207,117)		176,202,850

TOTAL LONG-TERM INVESTMENTS (Cost $176,729,801)		176,586,352

SHORT-TERM INVESTMENTS — 19.2%
Commercial Paper — 19.1%
CenterPoint Energy, Inc. (c) 0.800% 4/18/16	3,500,000	3,499,160
Deutsche Telekom AG (c) 0.800% 4/12/16	2,800,000	2,799,493
Enterprise Products Operating LLC (c) 0.850% 4/04/16	2,919,000	2,918,857
Exelon Generation Co. LLC (c) 0.910% 4/27/16	3,500,000	3,498,695
Holcim US Finance SARL & Cie (c) 0.750% 4/14/16	4,000,000	3,999,274
Hyundai Capital America (c) 0.860% 5/09/16	4,000,000	3,997,807
Sempra Energy Holdings (c) 0.900% 4/01/16	3,158,000	3,157,962
So.carolina El & Gas 0.780% 4/13/16	1,413,000	1,412,763
Southern Co. (c) 0.800% 4/20/16	4,000,000	3,998,918

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
St Jude Medical, Inc. (c) 0.700% 4/29/16	$4,000,000	$3,998,392
TransCanada Power Marketing (c) 0.950% 4/11/16	1,570,000	1,569,779

		34,851,100

Time Deposit — 0.1%
Euro Time Deposit 0.010% 4/01/16	269,907	269,907

TOTAL SHORT-TERM INVESTMENTS (Cost $35,116,030)		35,121,007

TOTAL INVESTMENTS — 116.0% (Cost $211,845,831) (g)		211,707,359

Other Assets/(Liabilities) — (16.0)%		(29,152,224)

NET ASSETS — 100.0%		$182,555,135

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
ARS	Auction Rate Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2016, these securities amounted to a value of $24,752 or 0.01% of net assets.
(b)	Non-income producing security.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, these securities amounted to a value of $74,719,719 or 40.93% of net assets.
(d)	Restricted security. Certain securities are restricted as to resale. At March 31, 2016, these securities amounted to a value of $19,159 or 0.01% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(f)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(g)	See Note 6 for aggregate cost for federal tax purposes.

Country weightings, as a percentage of net assets, is as follows:

United States	86.6%
Cayman Islands	5.0%
United Kingdom	1.1%
Mexico	0.9%
France	0.6%
Ireland	0.6%
Canada	0.4%
Brazil	0.3%
Luxembourg	0.2%
Netherlands	0.2%
Turkey	0.2%
United Arab Emirates	0.2%
Australia	0.1%
Sweden	0.1%
Chile	0.1%
United States Virgin Islands	0.1%
Switzerland	0.1%
Bermuda	0.0%
Panama	0.0%

Total Long-Term Investments	96.8%
Short-Term Investments and Other Assets and Liabilities	3.2%

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.1%

COMMON STOCK — 0.1%
Basic Materials — 0.1%
Forest Products & Paper — 0.1%
The Newark Group, Inc. (b)	329,969	$303,571

TOTAL COMMON STOCK (Cost $290,644)		303,571

TOTAL EQUITIES (Cost $290,644)		303,571

	Principal Amount
BONDS & NOTES — 92.6%

BANK LOANS — 1.9%
Oil & Gas — 1.2%
Caelus Energy Alaska O3 LLC, 2nd Lien Term Loan 8.750% 4/15/20	$5,254,429	2,233,132
Fieldwood Energy LLC, 2nd Lien Term Loan 8.375% 9/30/20	6,549,595	1,137,992

		3,371,124

Pharmaceuticals — 0.7%
Synarc-Biocore Holdings LLC, 2nd Lien Term Loan 9.250% 3/10/22	2,448,101	2,105,367

TOTAL BANK LOANS (Cost $11,591,351)		5,476,491

CORPORATE DEBT — 90.7%
Aerospace & Defense — 1.2%
Moog, Inc. (a) 5.250% 12/01/22	948,000	949,186
TransDigm, Inc. 6.500% 7/15/24	2,035,000	2,019,127
TransDigm, Inc. 6.500% 5/15/25	606,000	592,365

		3,560,678

Agriculture — 1.1%
Pinnacle Operating Corp. (a) 9.000% 11/15/20	3,873,000	3,340,463

Airlines — 0.7%
Allegiant Travel Co. 5.500% 7/15/19	2,020,000	2,075,550

Apparel — 0.5%
Perry Ellis International, Inc. 7.875% 4/01/19	1,386,000	1,392,930

	Principal Amount	Value
Auto Manufacturers — 1.2%
Allied Specialty Vehicles, Inc. (a) 8.500% 11/01/19	$3,600,000	$3,645,000

Automotive & Parts — 2.2%
Accuride Corp. 9.500% 8/01/18	2,790,000	2,566,800
Cooper Tire & Rubber Co. 8.000% 12/15/19	691,000	773,920
International Automotive Components Group SA (a) 9.125% 6/01/18	3,268,000	2,941,200

		6,281,920

Banks — 0.9%
Ally Financial, Inc. 8.000% 11/01/31	2,175,000	2,479,500

Beverages — 0.2%
Constellation Brands, Inc. 4.750% 12/01/25	481,000	497,835

Building Materials — 2.1%
Cemex Finance LLC (a) 9.375% 10/12/22	2,400,000	2,640,000
Cemex SAB de CV (a) 6.125% 5/05/25	1,102,000	1,030,370
Headwaters, Inc. 7.250% 1/15/19	2,500,000	2,575,000

		6,245,370

Chemicals — 1.9%
A Schulman, Inc. (a) 6.875% 6/01/23	1,122,000	1,105,170
Kissner Milling Co. Ltd. (a) 7.250% 6/01/19	500,000	468,750
Omnova Solutions, Inc. STEP 7.875% 11/01/18	2,011,000	1,990,890
Platform Specialty Products Corp. (a) 10.375% 5/01/21	589,000	569,857
TPC Group, Inc. (a) 8.750% 12/15/20	2,144,000	1,500,800

		5,635,467

Commercial Services — 6.1%
The ADT Corp. 4.125% 6/15/23	3,300,000	2,875,125
Multi-Color Corp. (a) 6.125% 12/01/22	2,464,000	2,500,960
Mustang Merger Corp. (a) 8.500% 8/15/21	7,420,000	7,661,150
Prospect Medical Holdings, Inc. (a) 8.375% 5/01/19	1,550,000	1,600,375

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
StoneMor Partners LP/Cornerstone Family of WV 7.875% 6/01/21	$3,245,000	$3,270,817

		17,908,427

Computers — 0.5%
Western Digital Corp. 10.500% 4/01/24	1,443,000	1,446,608

Distribution & Wholesale — 0.9%
HD Supply, Inc. (a) 5.750% 4/15/24	2,500,000	2,568,750

Diversified Financial — 2.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.250% 7/01/20	919,000	927,041
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.625% 10/30/20	1,542,000	1,580,550
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.625% 7/01/22	1,019,000	1,039,380
Aircastle Ltd. 5.500% 2/15/22	802,000	836,582
Ally Financial, Inc. 3.250% 11/05/18	500,000	491,750
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.875% 2/01/22	2,000,000	1,898,000
National Financial Partners Corp. (a) 9.000% 7/15/21	1,192,000	1,144,320

		7,917,623

Electrical Components & Equipment — 0.6%
International Wire Group Holdings, Inc. (a) 8.500% 10/15/17	1,700,000	1,693,625

Engineering & Construction — 0.9%
Zachry Holdings, Inc. (a) 7.500% 2/01/20	2,839,000	2,768,025

Foods — 0.9%
Post Holdings, Inc. (a) 7.750% 3/15/24	1,392,000	1,527,720
Post Holdings, Inc. (a) 8.000% 7/15/25	911,000	1,011,210

		2,538,930

Forest Products & Paper — 1.6%
Appvion, Inc. (a) 9.000% 6/01/20	3,622,000	1,394,470
Xerium Technologies, Inc. 8.875% 6/15/18	3,926,000	3,238,950

		4,633,420

	Principal Amount	Value
Gas — 0.4%
LBC Tank Terminals Holding Netherlands BV (a) 6.875% 5/15/23	$1,188,000	$1,104,840

Health Care – Products — 1.7%
Alere, Inc. (a) 6.375% 7/01/23	2,100,000	2,205,000
Alere, Inc. 6.500% 6/15/20	2,065,000	2,104,235
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (a) 5.500% 4/15/25	704,000	621,280

		4,930,515

Health Care – Services — 5.8%
Centene Escrow Corp. (a) 5.625% 2/15/21	803,000	837,128
Centene Escrow Corp. (a) 6.125% 2/15/24	1,041,000	1,095,653
HCA, Inc. 5.250% 4/15/25	1,159,000	1,193,770
HCA, Inc. 5.250% 6/15/26	683,000	700,075
HCA, Inc. 5.375% 2/01/25	1,150,000	1,162,581
HCA, Inc. 5.875% 2/15/26	2,241,000	2,308,230
HealthSouth Corp. 5.750% 11/01/24	3,136,000	3,176,768
HealthSouth Corp. 5.750% 9/15/25	736,000	743,728
Kindred Healthcare, Inc. 8.750% 1/15/23	2,112,000	2,022,240
MEDNAX, Inc. (a) 5.250% 12/01/23	320,000	332,800
Tenet Healthcare Corp. 6.750% 6/15/23	1,261,000	1,207,407
Tenet Healthcare Corp. 8.125% 4/01/22	2,050,000	2,108,937

		16,889,317

Holding Company – Diversified — 0.6%
Carlson Travel Holdings, Inc. (a) 7.500% 8/15/19	1,755,000	1,649,700

Home Builders — 3.8%
Brookfield Residential Properties, Inc. (a) 6.375% 5/15/25	897,000	771,420
Brookfield Residential Properties, Inc. (a) 6.500% 12/15/20	2,230,000	2,129,650

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Lennar Corp. 4.500% 11/15/19	$1,151,000	$1,197,040
Lennar Corp. 4.750% 5/30/25	1,991,000	1,956,157
M/I Homes, Inc. 6.750% 1/15/21	1,500,000	1,473,750
William Lyon Homes, Inc. 7.000% 8/15/22	1,286,000	1,234,560
William Lyon Homes, Inc. 8.500% 11/15/20	2,238,000	2,296,376

		11,058,953

Household Products — 1.4%
Jarden Corp. 7.500% 5/01/17	4,075,000	4,083,150

Insurance — 1.5%
CNO Financial Group, Inc. 4.500% 5/30/20	338,000	344,760
CNO Financial Group, Inc. 5.250% 5/30/25	2,362,000	2,415,145
Onex York Acquisition Corp. (a) 8.500% 10/01/22	2,302,000	1,473,280

		4,233,185

Leisure Time — 2.8%
Brunswick Corp. (a) 4.625% 5/15/21	910,000	916,825
Brunswick Corp. 7.125% 8/01/27	4,693,000	4,951,115
Brunswick Corp. 7.375% 9/01/23	650,000	698,750
Carlson Wagonlit BV (a) 6.875% 6/15/19	1,646,000	1,701,552

		8,268,242

Lodging — 1.1%
Boyd Gaming Corp. (a) 6.375% 4/01/26	398,000	412,925
Interval Acquisition Corp. (a) 5.625% 4/15/23	2,917,000	2,924,293

		3,337,218

Machinery – Diversified — 0.4%
Manitowoc Foodservice, Inc. (a) 9.500% 2/15/24	1,045,000	1,139,050

Manufacturing — 3.6%
Amsted Industries, Inc. (a) 5.375% 9/15/24	1,700,000	1,634,125
CTP Transportation Products LLC/CTP Finance, Inc. (a) 8.250% 12/15/19	1,385,000	1,364,225
EnPro Industries, Inc. 5.875% 9/15/22	3,159,000	3,222,180
JB Poindexter & Co., Inc. (a) 9.000% 4/01/22	3,805,000	3,985,737

	Principal Amount	Value
LSB Industries, Inc. 7.750% 8/01/19	$291,000	$266,993

		10,473,260

Media — 10.9%
CCO Holdings LLC/CCO Holdings Capital Corp (a) 5.875% 4/01/24	2,700,000	2,828,250
CCO Holdings LLC/CCO Holdings Capital Corp. 5.750% 1/15/24	1,438,000	1,497,318
CCO Holdings LLC/CCO Holdings Capital Corp. (a) 5.875% 5/01/27	1,649,000	1,681,980
CCO Safari II LLC (a) 4.908% 7/23/25	2,700,000	2,848,003
Entercom Radio LLC 10.500% 12/01/19	1,805,000	1,872,688
Gray Television, Inc. 7.500% 10/01/20	3,467,000	3,657,685
Harron Communications LP/Harron Finance Corp. (a) 9.125% 4/01/20	2,150,000	2,248,104
MHGE Parent LLC/MHGE Parent Finance, Inc. (a) 8.500% 8/01/19	3,000,000	2,985,000
Midcontinent Communications & Midcontinent Finance Corp. (a) 6.875% 8/15/23	1,624,000	1,680,840
Numericable-SFR SAS (a) 6.000% 5/15/22	770,000	750,750
Numericable-SFR SAS (a) 6.250% 5/15/24	385,000	373,258
RCN Telecom Services LLC/RCN Capital Corp. (a) 8.500% 8/15/20	3,253,000	3,253,000
Sirius XM Radio, Inc. (a) 5.375% 4/15/25	3,951,000	4,020,142
Univision Communications, Inc. (a) 8.500% 5/15/21	2,100,000	2,142,000

		31,839,018

Mining — 1.2%
Constellium NV 7.875% 4/01/21	1,443,000	1,441,745
Hecla Mining Co. 6.875% 5/01/21	2,433,000	1,958,565

		3,400,310

Oil & Gas — 5.5%
Calumet Specialty Products Partners LP/Calumet Finance Corp. 7.625% 1/15/22	750,000	530,625
Citgo Holding, Inc. (a) 10.750% 2/15/20	3,914,000	3,796,580

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Continental Resources, Inc. 5.000% 9/15/22	$1,201,000	$1,035,112
EP Energy LLC/Everest Acquisition Finance, Inc. 9.375% 5/01/20	4,017,000	2,026,074
Hilcorp Energy I LP/Hilcorp Finance Co. (a) 5.000% 12/01/24	1,280,000	1,078,400
Kosmos Energy Ltd. (a) 7.875% 8/01/21	2,390,000	2,007,600
Newfield Exploration Co. 5.375% 1/01/26	850,000	773,500
PBF Holding Co. LLC/PBF Finance Corp. (a) 7.000% 11/15/23	1,536,000	1,457,280
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 5.500% 8/15/22	680,000	482,800
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 7.500% 7/01/21	1,180,000	926,300
Sunoco LP/Sunoco Finance Corp. (a) 5.500% 8/01/20	833,000	830,918
Tullow Oil PLC (a) 6.250% 4/15/22	1,660,000	1,177,770

		16,122,959

Oil & Gas Services — 0.7%
SESI LLC 7.125% 12/15/21	1,177,000	888,635
Weatherford International Ltd. 5.125% 9/15/20	1,500,000	1,282,500

		2,171,135

Packaging & Containers — 2.3%
Coveris Holdings SA (a) 7.875% 11/01/19	4,735,000	4,237,825
Sealed Air Corp. (a) 6.875% 7/15/33	2,334,000	2,468,205

		6,706,030

Pharmaceuticals — 1.8%
Capsugel SA (a) 7.000% 5/15/19	1,510,000	1,517,550
Valeant Pharmaceuticals International, Inc. (a) 6.125% 4/15/25	4,768,000	3,671,360

		5,188,910

Pipelines — 1.0%
Genesis Energy LP/Genesis Energy Finance Corp. 6.000% 5/15/23	2,125,000	1,870,000

	Principal Amount	Value
Genesis Energy LP/Genesis Energy Finance Corp. 6.750% 8/01/22	$1,200,000	$1,110,000

		2,980,000

Real Estate Investment Trusts (REITS) — 0.5%
RHP Hotel Properties LP/RHP Finance Corp. 5.000% 4/15/23	1,426,000	1,458,085

Retail — 2.5%
Carrols Restaurant Group, Inc. 8.000% 5/01/22	1,402,000	1,503,645
Family Tree Escrow LLC (a) 5.250% 3/01/20	827,000	865,249
Family Tree Escrow LLC (a) 5.750% 3/01/23	4,733,000	5,016,980

		7,385,874

Savings & Loans — 1.1%
Consolidated Energy Finance SA (a) 6.750% 10/15/19	3,360,000	3,200,400

Software — 1.2%
First Data Corp. (a) 7.000% 12/01/23	2,604,000	2,630,040
MSCI, Inc. (a) 5.750% 8/15/25	709,000	746,223

		3,376,263

Telecommunications — 7.6%
Altice Financing SA (a) 6.500% 1/15/22	1,485,000	1,510,987
Altice Finco SA (a) 8.125% 1/15/24	1,094,000	1,083,060
Altice SA (a) 7.750% 5/15/22	1,955,000	1,923,876
CPI International, Inc. STEP 8.750% 2/15/18	3,278,000	3,204,245
DigitalGlobe, Inc. (a) 5.250% 2/01/21	1,050,000	955,500
Frontier Communications Corp. (a) 10.500% 9/15/22	2,639,000	2,704,975
GCI, Inc. 6.875% 4/15/25	3,000,000	3,060,000
Level 3 Financing, Inc. (a) 5.250% 3/15/26	1,139,000	1,147,543
Sprint Corp. 7.250% 9/15/21	1,460,000	1,115,075
Sprint Corp. 7.875% 9/15/23	1,580,000	1,208,368
T-Mobile USA, Inc. 6.000% 4/15/24	951,000	962,888
T-Mobile USA, Inc. 6.500% 1/15/26	1,318,000	1,369,073

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
West Corp. (a) 5.375% 7/15/22	$2,175,000	$1,995,127

		22,240,717

Transportation — 5.1%
OPE KAG Finance Sub, Inc. (a) 7.875% 7/31/23	6,839,000	6,821,902
Topaz Marine SA (a) 8.625% 11/01/18	2,838,000	2,568,390
Watco Cos. LLC/Watco Finance Corp. (a) 6.375% 4/01/23	2,730,000	2,661,750
XPO Logistics, Inc. (a) 6.500% 6/15/22	1,800,000	1,748,250
XPO Logistics, Inc. (a) 7.875% 9/01/19	1,163,000	1,203,705

		15,003,997

TOTAL CORPORATE DEBT (Cost $273,645,834)		264,871,249

TOTAL BONDS & NOTES (Cost $285,237,185)		270,347,740

TOTAL LONG-TERM INVESTMENTS (Cost $285,527,829)		270,651,311

SHORT-TERM INVESTMENTS — 9.7%
Commercial Paper — 8.4%
Enterprise Products Operating LLC 0.940% 4/14/16	4,500,000	4,499,183
Ingerosoll-Rand 0.550% 4/01/16	5,000,000	4,999,939
Nordstrom, Inc. 0.600% 4/01/16	5,000,000	4,999,940
Spectra Energy Capital LLC 0.810% 4/04/16	2,536,000	2,535,875
TELUS Corp. 0.660% 4/12/16	4,500,000	4,499,307
TransCanada Power Marketing 0.830% 4/08/16	3,000,000	2,999,699

		24,533,943

	Principal Amount	Value
Time Deposit — 1.3%
Euro Time Deposit 0.010% 4/01/16	$3,908,991	$3,908,991

TOTAL SHORT-TERM INVESTMENTS (Cost $28,441,901)		28,442,934

TOTAL INVESTMENTS — 102.4% (Cost $313,969,730) (c)		299,094,245

Other Assets/(Liabilities) — (2.4)%		(7,037,686)

NET ASSETS — 100.0%		$292,056,559

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

STEP	Step Up Bond
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, these securities amounted to a value of $154,199,656 or 52.80% of net assets.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2016, these securities amounted to a value of $303,571 or 0.10% of net assets.
(c)	See Note 6 for aggregate cost for federal tax purposes.

Country weightings, as a percentage of net assets, is as follows:

United States	78.3%
Luxembourg	6.7%
Canada	2.4%
Netherlands	1.5%
Ireland	1.2%
Bermuda	1.0%
Switzerland	0.4%
United Kingdom	0.4%
France	0.4%
Mexico	0.4%

Total Long-Term Investments	92.7%
Short-Term Investments and Other Assets and Liabilities	7.3%

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 57.9%

COMMON STOCK — 57.8%
Basic Materials — 1.0%
Chemicals — 0.8%
Airgas, Inc.	3	$426
CF Industries Holdings, Inc.	425	13,319
CSW Industrials, Inc. (a)	3,900	122,850
The Dow Chemical Co.	6,593	335,320
E.I. du Pont de Nemours & Co.	1,271	80,480
Eastman Chemical Co.	794	57,351
Ecolab, Inc.	4	446
International Flavors & Fragrances, Inc.	3	341
LyondellBasell Industries NV Class A	2,660	227,643
Monsanto Co.	49	4,299
The Mosaic Co.	3,500	94,500
PPG Industries, Inc.	8	892
Praxair, Inc.	4	458
The Sherwin-Williams Co.	7	1,993

		940,318

Forest Products & Paper — 0.0%
International Paper Co.	607	24,911

Iron & Steel — 0.1%
Nucor Corp.	2,161	102,215

Mining — 0.1%
Alcoa, Inc.	46	441
Freeport-McMoRan, Inc.	48	496
Newmont Mining Corp.	1,584	42,103
Vulcan Materials Co.	98	10,346

		53,386

		1,120,830

Communications — 7.5%
Advertising — 0.1%
The Interpublic Group of Companies, Inc.	933	21,412
Omnicom Group, Inc.	798	66,418

		87,830

Internet — 2.7%
Akamai Technologies, Inc. (a)	10	556
Alphabet, Inc. Class A (a)	1,024	781,210
Alphabet, Inc. Class C (a)	746	555,733
Amazon.com, Inc. (a)	466	276,636
eBay, Inc. (a)	4,865	116,079
Expedia, Inc.	743	80,110
F5 Networks, Inc. (a)	2,650	280,502
Facebook, Inc. Class A (a)	5,810	662,921
Netflix, Inc. (a)	1,492	152,527
The Priceline Group, Inc. (a)	164	211,389
Symantec Corp.	79	1,452

	Number of Shares	Value
TripAdvisor, Inc. (a)	43	$2,860
VeriSign, Inc. (a)	89	7,880
Yahoo!, Inc. (a)	34	1,252

		3,131,107

Media — 2.0%
Cablevision Systems Corp. Class A	5,800	191,400
CBS Corp. Class B	70	3,856
Comcast Corp. Class A	2,581	157,648
Discovery Communications, Inc. Series A (a)	4,900	140,287
Discovery Communications, Inc. Series C (a)	600	16,200
Liberty Broadband Corp. Class A (a)	700	40,712
News Corp. Class A	30	383
Scripps Networks Interactive Class A	3,624	237,372
Starz Class A (a)	3,650	96,105
TEGNA, Inc.	15,507	363,794
Time Warner Cable, Inc.	708	144,871
Time Warner, Inc.	3,288	238,544
Tribune Media Co. Class A	2,900	111,215
Twenty-First Century Fox Class A	2,921	81,437
Viacom, Inc. Class B	2,690	111,043
The Walt Disney Co.	4,132	410,349

		2,345,216

Telecommunications — 2.7%
AT&T, Inc.	7,930	310,618
CenturyLink, Inc.	8,754	279,778
Cisco Systems, Inc.	26,124	743,750
Corning, Inc.	1,774	37,059
Frontier Communications Corp.	31,170	174,240
Harris Corp.	1,154	89,850
Juniper Networks, Inc.	8,248	210,407
Motorola Solutions, Inc.	3,134	237,244
Verizon Communications, Inc.	17,532	948,131
Windstream Holdings, Inc.	6,200	47,616

		3,078,693

		8,642,846

Consumer, Cyclical — 7.7%
Airlines — 0.5%
American Airlines Group, Inc.	4,800	196,848
Delta Air Lines, Inc.	5,000	243,400
Southwest Airlines Co.	3,966	177,677

		617,925

Apparel — 0.7%
Michael Kors Holdings Ltd. (a)	4,200	239,232
Nike, Inc. Class B	4,984	306,367
Ralph Lauren Corp.	2,400	231,024
VF Corp.	500	32,380

		809,003

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Auto Manufacturers — 0.5%
Ford Motor Co.	18,462	$249,237
General Motors Co.	6,400	201,152
Oshkosh Corp.	2,400	98,088
Paccar, Inc.	34	1,859

		550,336

Automotive & Parts — 0.3%
Allison Transmission Holdings, Inc.	3,400	91,732
The Goodyear Tire & Rubber Co.	6,361	209,786
Johnson Controls, Inc.	5	195

		301,713

Distribution & Wholesale — 0.2%
Fastenal Co.	70	3,430
Genuine Parts Co.	536	53,257
W.W. Grainger, Inc.	414	96,640
WESCO International, Inc. (a)	850	46,469

		199,796

Entertainment — 0.2%
Gaming and Leisure Properties, Inc.	2,500	77,300
The Madison Square Garden Co. Class A (a)	790	131,424

		208,724

Home Builders — 0.1%
D.R. Horton, Inc.	2,659	80,382
PulteGroup, Inc.	74	1,384

		81,766

Home Furnishing — 0.1%
Harman International Industries, Inc.	124	11,041
Whirlpool Corp.	324	58,430

		69,471

Housewares — 0.0%
Newell Rubbermaid, Inc.	1,083	47,966

Leisure Time — 0.2%
Carnival Corp.	2,073	109,392
Harley-Davidson, Inc.	8	411
Jarden Corp. (a)	2,400	141,480

		251,283

Lodging — 0.4%
Marriott International, Inc. Class A	2,013	143,285
Starwood Hotels & Resorts Worldwide, Inc.	260	21,692
Wyndham Worldwide Corp.	3,222	246,257
Wynn Resorts Ltd.	9	841

		412,075

Retail — 4.4%
AutoNation, Inc. (a)	20	934
AutoZone, Inc. (a)	96	76,482
Bed Bath & Beyond, Inc. (a)	4,973	246,860

	Number of Shares	Value
Best Buy Co., Inc.	8,208	$266,267
Coach, Inc.	84	3,368
Costco Wholesale Corp.	248	39,080
CVS Health Corp.	1,803	187,025
Darden Restaurants, Inc.	2,373	157,330
Dollar General Corp.	600	51,360
Dollar Tree, Inc. (a)	71	5,855
GameStop Corp. Class A	5,261	166,932
The Gap, Inc.	3,305	97,167
The Home Depot, Inc.	2,440	325,569
Kohl’s Corp.	4,661	217,249
L Brands, Inc.	600	52,686
Lowe’s Cos., Inc.	3,729	282,472
Macy’s, Inc.	3,440	151,670
McDonald’s Corp.	4,175	524,714
Nordstrom, Inc.	3,411	195,143
O’Reilly Automotive, Inc. (a)	484	132,451
PVH Corp.	350	34,671
Ross Stores, Inc.	1,392	80,597
Staples, Inc.	24,283	267,841
Starbucks Corp.	4,590	274,023
Target Corp.	4,067	334,633
Tiffany & Co.	111	8,145
The TJX Cos., Inc.	1,140	89,319
Urban Outfitters, Inc. (a)	60	1,985
Vista Outdoor, Inc. (a)	3,500	181,685
Wal-Mart Stores, Inc.	6,153	421,419
Walgreens Boots Alliance, Inc.	1,706	143,713
Yum! Brands, Inc.	136	11,132

		5,029,777

Textiles — 0.0%
Cintas Corp.	449	40,325

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	747	59,835
Mattel, Inc.	3,461	116,359

		176,194

		8,796,354

Consumer, Non-cyclical — 12.8%
Agriculture — 1.1%
Altria Group, Inc.	5,341	334,667
Archer-Daniels-Midland Co.	5,926	215,173
Philip Morris International, Inc.	5,996	588,268
Reynolds American, Inc.	2,282	114,807

		1,252,915

Beverages — 0.6%
Brown-Forman Corp. Class B	1	98
The Coca-Cola Co.	224	10,391
Coca-Cola Enterprises, Inc.	1,485	75,349
Constellation Brands, Inc. Class A	672	101,533
Dr. Pepper Snapple Group, Inc.	1,210	108,198
Molson Coors Brewing Co. Class B	436	41,935

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Monster Beverage Corp. (a)	250	$33,345
PepsiCo, Inc.	3,102	317,893

		688,742

Biotechnology — 1.5%
Amgen, Inc.	4,105	615,462
Biogen, Inc. (a)	524	136,408
Celgene Corp. (a)	8	801
Gilead Sciences, Inc.	9,822	902,249

		1,654,920

Commercial Services — 0.9%
The ADT Corp.	850	35,071
Automatic Data Processing, Inc.	621	55,710
Equifax, Inc.	1,236	141,263
H&R Block, Inc.	42	1,110
The McGraw Hill Financial, Inc.	89	8,809
McKesson Corp.	541	85,072
Moody’s Corp.	325	31,382
Paychex, Inc.	813	43,910
PayPal Holdings, Inc. (a)	1,465	56,549
Quanta Services, Inc. (a)	6,124	138,157
Robert Half International, Inc.	35	1,630
Sotheby’s	2,000	53,460
Total System Services, Inc.	1,021	48,579
United Rentals, Inc. (a)	800	49,752
Visa, Inc. Class A	360	27,533
Western Union Co.	13,407	258,621

		1,036,608

Cosmetics & Personal Care — 0.4%
Colgate-Palmolive Co.	1,006	71,074
Coty, Inc. Class A	4,100	114,103
The Estee Lauder Cos., Inc. Class A	796	75,071
The Procter & Gamble Co.	2,033	167,336

		427,584

Foods — 1.4%
Campbell Soup Co.	1,265	80,694
ConAgra Foods, Inc.	3,234	144,301
General Mills, Inc.	2,094	132,655
The Hershey Co.	419	38,586
Hormel Foods Corp.	3,888	168,117
The J.M. Smucker Co.	1,204	156,328
Kellogg Co.	135	10,334
The Kraft Heinz Co.	1,673	131,431
The Kroger Co.	3,568	136,476
McCormick & Co., Inc.	73	7,262
Mondelez International, Inc. Class A	5,421	217,491
Sysco Corp.	3,566	166,639
Tyson Foods, Inc. Class A	3,920	261,307
Whole Foods Market, Inc.	72	2,240

		1,653,861

Health Care – Products — 2.4%
Baxter International, Inc.	4,822	198,088

	Number of Shares	Value
Becton, Dickinson & Co.	171	$25,961
Boston Scientific Corp. (a)	1,021	19,205
C.R. Bard, Inc.	364	73,772
Edwards Lifesciences Corp. (a)	540	47,633
Hologic, Inc.	5,100	175,950
Intuitive Surgical, Inc. (a)	164	98,572
Johnson & Johnson	14,059	1,521,184
Medtronic PLC	4,916	368,700
St. Jude Medical, Inc.	698	38,390
Stryker Corp.	69	7,403
Varian Medical Systems, Inc. (a)	674	53,934
West Pharmaceutical Services, Inc.	900	62,388
Zimmer Biomet Holdings, Inc.	364	38,813

		2,729,993

Health Care – Services — 1.2%
Aetna, Inc.	902	101,340
Anthem, Inc.	1,728	240,175
Cigna Corp.	109	14,959
DaVita HealthCare Partners, Inc. (a)	46	3,375
DENTSPLY SIRONA, Inc.	1,561	96,204
HCA Holdings, Inc. (a)	2,900	226,345
Humana, Inc.	225	41,164
Laboratory Corporation of America Holdings (a)	1	117
Quest Diagnostics, Inc.	635	45,371
Tenet Healthcare Corp. (a)	4,029	116,559
Thermo Fisher Scientific, Inc.	8	1,133
UnitedHealth Group, Inc.	3,981	513,151
Universal Health Services, Inc. Class B	110	13,719

		1,413,612

Household Products — 0.1%
Avery Dennison Corp.	682	49,179
The Clorox Co.	547	68,955
Kimberly-Clark Corp.	100	13,451

		131,585

Pharmaceuticals — 3.2%
Abbott Laboratories	2,804	117,291
AbbVie, Inc.	9,704	554,293
Allergan PLC (a)	79	21,174
AmerisourceBergen Corp.	1,830	158,387
Baxalta, Inc.	5,622	227,129
Bristol-Myers Squibb Co.	1,612	102,975
Cardinal Health, Inc.	1,755	143,822
Eli Lilly & Co.	1,007	72,514
Endo International PLC (a)	6,800	191,420
Express Scripts Holding Co. (a)	4,245	291,589
Mallinckrodt PLC (a)	3,550	217,544
Mead Johnson Nutrition Co.	1,124	95,506
Merck & Co., Inc.	9,529	504,179
Mylan NV (a)	4,359	202,040

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Patterson Cos., Inc.	61	$2,838
Pfizer, Inc.	24,022	712,012
Zoetis, Inc.	1,310	58,072

		3,672,785

		14,662,605

Diversified — 0.0%
Holding Company – Diversified — 0.0%
Leucadia National Corp.	36	582

Energy — 3.1%
Energy – Alternate Sources — 0.0%
First Solar, Inc. (a)	200	13,694

Oil & Gas — 2.8%
Anadarko Petroleum Corp.	97	4,517
Apache Corp.	2,298	112,165
Cabot Oil & Gas Corp.	92	2,089
Chesapeake Energy Corp.	22,498	92,692
Chevron Corp.	4,770	455,058
ConocoPhillips	10	403
Devon Energy Corp.	17	466
Diamond Offshore Drilling, Inc.	7,385	160,476
Ensco PLC Class A	100	1,037
EOG Resources, Inc.	92	6,677
EQT Corp.	29	1,951
Exxon Mobil Corp.	9,649	806,560
Helmerich & Payne, Inc.	40	2,349
Hess Corp.	1,347	70,920
Marathon Oil Corp.	13,485	150,223
Marathon Petroleum Corp.	2,664	99,048
Murphy Oil Corp.	1,422	35,820
Murphy USA, Inc. (a)	926	56,903
Noble Energy, Inc.	66	2,073
Occidental Petroleum Corp.	30	2,053
Phillips 66	4,705	407,406
Pioneer Natural Resources Co.	3	422
Range Resources Corp.	99	3,206
Southwestern Energy Co. (a)	17,200	138,804
Tesoro Corp.	2,726	234,463
Valero Energy Corp.	5,410	346,997

		3,194,778

Oil & Gas Services — 0.3%
Baker Hughes, Inc.	374	16,392
Cameron International Corp. (a)	1,037	69,531
FMC Technologies, Inc. (a)	72	1,970
Halliburton Co.	71	2,536
National Oilwell Varco, Inc.	1,009	31,380
Schlumberger Ltd.	45	3,319
Transocean Ltd.	19,700	180,058

		305,186

Pipelines — 0.0%
Columbia Pipeline Group, Inc.	72	1,807
Kinder Morgan, Inc.	60	1,072

	Number of Shares	Value
Spectra Energy Corp.	71	$2,172
The Williams Cos., Inc.	33	530

		5,581

		3,519,239

Financial — 8.4%
Banks — 2.5%
Bank of America Corp.	31,742	429,152
The Bank of New York Mellon Corp.	3,995	147,136
BB&T Corp.	2,712	90,228
Capital One Financial Corp.	2,075	143,818
Comerica, Inc.	124	4,696
Fifth Third Bancorp	13,121	218,990
Huntington Bancshares, Inc.	1,110	10,589
KeyCorp	3,472	38,331
M&T Bank Corp.	281	31,191
Northern Trust Corp.	1,061	69,145
The PNC Financial Services Group, Inc.	2,445	206,774
Regions Financial Corp.	32,843	257,818
State Street Corp.	385	22,530
SunTrust Banks, Inc.	5,800	209,264
U.S. Bancorp	3,029	122,947
Wells Fargo & Co.	14,164	684,971
Zions Bancorp	4,749	114,973

		2,802,553

Diversified Financial — 2.3%
American Express Co.	3,188	195,743
Ameriprise Financial, Inc.	205	19,272
BlackRock, Inc.	380	129,417
The Charles Schwab Corp.	22	616
Citigroup, Inc.	12,584	525,382
CME Group, Inc.	555	53,308
Discover Financial Services	1,595	81,217
E*TRADE Financial Corp. (a)	693	16,972
Franklin Resources, Inc.	48	1,874
The Goldman Sachs Group, Inc.	318	49,920
Intercontinental Exchange, Inc.	152	35,741
Invesco Ltd.	2,123	65,325
JP Morgan Chase & Co.	12,065	714,489
Legg Mason, Inc.	3,097	107,404
MasterCard, Inc. Class A	1,450	137,025
Morgan Stanley	4,296	107,443
The Nasdaq, Inc.	3,022	200,600
Navient Corp.	3,818	45,702
NorthStar Asset Management Group, Inc.	2,000	22,700
Synchrony Financial (a)	3,000	85,980
T. Rowe Price Group, Inc.	86	6,318

		2,602,448

Insurance — 2.5%
Aflac, Inc.	3,845	242,773

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Allstate Corp.	1,786	$120,323
American International Group, Inc.	4,411	238,414
Aon PLC	706	73,742
Assurant, Inc.	310	23,916
Berkshire Hathaway, Inc. Class B (a)	1,853	262,904
Chubb Ltd.	2,224	264,989
Cincinnati Financial Corp.	3,624	236,865
Fidelity & Guaranty Life	1,700	44,608
The Hartford Financial Services Group, Inc.	4,390	202,291
Lincoln National Corp.	2,958	115,953
Loews Corp.	334	12,779
Marsh & McLennan Cos., Inc.	1,230	74,772
MetLife, Inc.	3,729	163,852
Principal Financial Group, Inc.	735	28,996
The Progressive Corp.	1,634	57,419
Prudential Financial, Inc.	2,235	161,412
Torchmark Corp.	580	31,413
The Travelers Cos., Inc.	2,103	245,441
Unum Group	7,135	220,614
XL Group PLC	897	33,010

		2,856,486

Real Estate — 0.0%
CBRE Group, Inc. (a)	1,198	34,526

Real Estate Investment Trusts (REITS) — 1.0%
American Tower Corp.	198	20,269
Apartment Investment & Management Co. Class A	164	6,859
AvalonBay Communities, Inc.	424	80,645
Boston Properties, Inc.	7	890
Crown Castle International Corp.	400	34,600
Equity Residential	901	67,602
Essex Property Trust, Inc.	300	70,158
Extra Space Storage, Inc.	800	74,768
General Growth Properties, Inc.	400	11,892
HCP, Inc.	976	31,798
Host Hotels & Resorts, Inc.	930	15,531
Iron Mountain, Inc.	73	2,475
Kimco Realty Corp.	6,310	181,602
The Macerich Co.	400	31,696
Mack-Cali Realty Corp.	2,050	48,175
Prologis, Inc.	1,616	71,395
Public Storage	417	115,021
Simon Property Group, Inc.	144	29,907
SL Green Realty Corp.	1,200	116,256
Ventas, Inc.	36	2,267
Vornado Realty Trust	1,265	119,454
Welltower, Inc.	274	18,999
Weyerhaeuser Co.	93	2,881

		1,155,140

Savings & Loans — 0.1%
Beneficial Bancorp, Inc. (a)	6,800	93,092

	Number of Shares	Value
People’s United Financial, Inc.	3,659	$58,288

		151,380

		9,602,533

Industrial — 6.5%
Aerospace & Defense — 0.9%
The Boeing Co.	786	99,775
General Dynamics Corp.	88	11,561
KLX, Inc. (a)	2,900	93,206
L-3 Communications Holdings, Inc.	1,334	158,079
Lockheed Martin Corp.	421	93,251
Northrop Grumman Corp.	653	129,229
Raytheon Co.	976	119,687
Rockwell Collins, Inc.	457	42,140
United Technologies Corp.	2,302	230,430

		977,358

Airlines — 0.3%
United Continental Holdings, Inc. (a)	4,800	287,328

Building Materials — 0.2%
Masco Corp.	7,494	235,686

Electrical Components & Equipment — 0.3%
Emerson Electric Co.	2,343	127,412
Energizer Holdings, Inc.	4,800	194,448

		321,860

Electronics — 0.6%
Agilent Technologies, Inc.	373	14,864
Allegion PLC	4,500	286,695
Amphenol Corp. Class A	72	4,163
FLIR Systems, Inc.	35	1,153
Kimball Electronics, Inc. (a)	7,900	88,243
Knowles Corp. (a)	5,500	72,490
PerkinElmer, Inc.	1,524	75,377
TE Connectivity Ltd.	2,200	136,224
Waters Corp. (a)	300	39,576

		718,785

Engineering & Construction — 0.1%
Fluor Corp.	2,347	126,034
Jacobs Engineering Group, Inc. (a)	524	22,820

		148,854

Environmental Controls — 0.0%
Republic Services, Inc.	87	4,146
Stericycle, Inc. (a)	87	10,978
Waste Management, Inc.	445	26,255

		41,379

Hand & Machine Tools — 0.0%
Snap-on, Inc.	85	13,344
Stanley Black & Decker, Inc.	252	26,513

		39,857

Machinery – Construction & Mining — 0.3%
Caterpillar, Inc.	2,450	187,523

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Hyster-Yale Materials Handling, Inc.	1,800	$119,880

		307,403

Machinery – Diversified — 0.6%
AGCO Corp.	2,200	109,340
Cummins, Inc.	803	88,282
Deere & Co.	1,781	137,119
Flowserve Corp.	91	4,041
Rockwell Automation, Inc.	946	107,608
Roper Technologies, Inc.	434	79,322
SPX FLOW, Inc. (a)	5,000	125,400
Xylem, Inc.	701	28,671

		679,783

Manufacturing — 2.3%
3M Co.	505	84,148
Danaher Corp.	772	73,232
Dover Corp.	603	38,791
Eaton Corp. PLC	1,782	111,482
General Electric Co.	49,386	1,569,981
Honeywell International, Inc.	2,125	238,106
Illinois Tool Works, Inc.	1,360	139,319
Leggett & Platt, Inc.	1,595	77,198
Parker Hannifin Corp.	1,860	206,609
Pentair PLC	1,619	87,847
Textron, Inc.	985	35,913

		2,662,626

Packaging & Containers — 0.3%
Ball Corp.	420	29,942
Owens-Illinois, Inc. (a)	8,322	132,819
Sealed Air Corp.	3,747	179,894
WestRock Co.	5	195

		342,850

Transportation — 0.6%
C.H. Robinson Worldwide, Inc.	254	18,854
CSX Corp.	73	1,880
Expeditors International of Washington, Inc.	1,984	96,839
FedEx Corp.	946	153,933
Norfolk Southern Corp.	83	6,910
Ryder System, Inc.	274	17,750
Union Pacific Corp.	990	78,754
United Parcel Service, Inc. Class B	2,395	252,601

		627,521

		7,391,290

Technology — 9.0%
Computers — 3.9%
Accenture PLC Class A	920	106,168
Apple, Inc.	16,206	1,766,292
Cognizant Technology Solutions Corp. Class A (a)	1,718	107,719
CSRA, Inc.	8,175	219,907

	Number of Shares	Value
EMC Corp.	3,153	$84,027
Hewlett Packard Enterprise Co.	16,263	288,343
HP, Inc.	19,863	244,712
International Business Machines Corp.	3,500	530,075
NCR Corp. (a)	5,500	164,615
NetApp, Inc.	9,109	248,585
SanDisk Corp.	710	54,017
Science Applications International Corp.	1,000	53,340
Seagate Technology PLC	7,500	258,375
Teradata Corp. (a)	8,898	233,483
Western Digital Corp.	3,141	148,381

		4,508,039

Office Equipment/Supplies — 0.4%
Pitney Bowes, Inc.	5,799	124,910
Xerox Corp.	23,873	266,423

		391,333

Semiconductors — 1.4%
Analog Devices, Inc.	59	3,492
Applied Materials, Inc.	67	1,419
Broadcom Ltd.	284	43,878
Intel Corp.	13,011	420,906
KLA-Tencor Corp.	2,398	174,598
Lam Research Corp.	663	54,764
Linear Technology Corp.	2,181	97,185
Microchip Technology, Inc.	1,024	49,357
Micron Technology, Inc. (a)	14,633	153,208
NVIDIA Corp.	6,885	245,313
QUALCOMM, Inc.	4,488	229,516
Skyworks Solutions, Inc.	90	7,011
Texas Instruments, Inc.	1,545	88,714
Xilinx, Inc.	1,561	74,038

		1,643,399

Software — 3.3%
Activision Blizzard, Inc.	2,300	77,832
Adobe Systems, Inc. (a)	1,405	131,789
Autodesk, Inc. (a)	247	14,403
CA, Inc.	6,485	199,673
CDK Global, Inc.	2,850	132,668
Citrix Systems, Inc. (a)	2,645	207,844
The Dun & Bradstreet Corp.	399	41,129
Electronic Arts, Inc. (a)	1,086	71,795
Fidelity National Information Services, Inc.	460	29,123
Fiserv, Inc. (a)	1,194	122,481
Intuit, Inc.	959	99,746
Microsoft Corp.	32,041	1,769,624
Oracle Corp.	17,288	707,252
Red Hat, Inc. (a)	724	53,945
Salesforce.com, Inc. (a)	1,980	146,183

		3,805,487

		10,348,258

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Utilities — 1.8%
Electric — 1.8%
The AES Corp.	11,977	$141,329
Ameren Corp.	1,072	53,707
American Electric Power Co., Inc.	1,696	112,614
CenterPoint Energy, Inc.	935	19,560
CMS Energy Corp.	1,110	47,108
Consolidated Edison, Inc.	909	69,648
Dominion Resources, Inc.	362	27,193
DTE Energy Co.	612	55,484
Duke Energy Corp.	486	39,211
Edison International	1,534	110,279
Entergy Corp.	3,211	254,568
Eversource Energy	622	36,287
Exelon Corp.	5,723	205,227
FirstEnergy Corp.	5,666	203,806
NextEra Energy, Inc.	1,496	177,037
NRG Energy, Inc.	7,720	100,437
PG&E Corp.	323	19,290
Pinnacle West Capital Corp.	250	18,768
PPL Corp.	3,384	128,829
Public Service Enterprise Group, Inc.	1,209	56,992
SCANA Corp.	572	40,126
The Southern Co.	1,334	69,008
TECO Energy, Inc.	98	2,698
WEC Energy Group, Inc.	364	21,865
Xcel Energy, Inc.	1,145	47,884

		2,058,955

Gas — 0.0%
AGL Resources, Inc.	516	33,612
NiSource, Inc.	172	4,052
Sempra Energy	102	10,613

		48,277

		2,107,232

TOTAL COMMON STOCK (Cost $65,356,602)		66,191,769

PREFERRED STOCK — 0.1%
Energy — 0.0%
Oil & Gas — 0.0%
Southwestern Energy Co. 6.250%	1,200	23,532

Financial — 0.1%
Insurance — 0.1%
The Allstate Corp. 5.100%, 3 mo. USD LIBOR + 3.165%, VRN	5,000	130,350

TOTAL PREFERRED STOCK (Cost $185,000)		153,882

TOTAL EQUITIES (Cost $65,541,602)		66,345,651

	Principal Amount	Value
BONDS & NOTES — 32.2%

CORPORATE DEBT — 12.0%
Advertising — 0.0%
WPP Finance 2010 4.750% 11/21/21	$20,000	$22,069

Aerospace & Defense — 0.0%
United Technologies Corp. 6.125% 7/15/38	15,000	19,376

Agriculture — 0.2%
Altria Group, Inc. 4.250% 8/09/42	20,000	20,795
Bunge Ltd. Finance Corp. 3.200% 6/15/17	45,000	45,311
Bunge Ltd. Finance Corp. 3.500% 11/24/20	30,000	30,443
Philip Morris International, Inc. 6.375% 5/16/38	5,000	6,675
Reynolds American, Inc. 3.250% 6/12/20	30,000	31,373
Reynolds American, Inc. 5.850% 8/15/45	30,000	36,635

		171,232

Airlines — 0.1%
American Airlines Pass-Through Trust, Series 2014-1, Class A 3.700% 4/01/28	23,546	23,075
American Airlines Pass-Through Trust, Series 2014-1, Class B 4.375% 4/01/24	13,631	13,506
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A 4.100% 10/01/29	85,000	85,425
United Airlines Pass-Through Trust, Series 2014-1, Class A 4.000% 10/11/27	29,108	30,054

		152,060

Auto Manufacturers — 0.2%
General Motors Co. 5.200% 4/01/45	60,000	56,404
General Motors Co. 6.600% 4/01/36	40,000	44,016
General Motors Financial Co., Inc. 3.200% 7/13/20	80,000	79,821
Hyundai Capital America (b) 2.550% 2/06/19	40,000	40,257

		220,498

Banks — 1.1%
Associated Banc-Corp. 2.750% 11/15/19	110,000	110,262
Bank of America Corp. 5.650% 5/01/18	60,000	64,408

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Discover Bank 2.000% 2/21/18	$45,000	$44,766
First Horizon National Corp. 3.500% 12/15/20	120,000	119,915
ICICI Bank Ltd. (b) 4.750% 11/25/16	59,000	60,116
Intesa Sanpaolo SpA, USD 5 year swap rate + 5.462%, VRN (b) 7.700% 12/29/49	200,000	183,750
Itau Unibanco Holding SA (b) 2.850% 5/26/18	200,000	197,300
JP Morgan Chase & Co. 3.375% 5/01/23	10,000	10,042
JP Morgan Chase & Co. 3.875% 9/10/24	50,000	51,278
Regions Financial Corp. 7.500% 5/15/18	30,000	33,059
SVB Financial Group 3.500% 1/29/25	135,000	133,423
SVB Financial Group 5.375% 9/15/20	15,000	16,668
Valley National Bancorp 5.125% 9/27/23	50,000	53,820
Wells Fargo & Co. 4.300% 7/22/27	145,000	153,851

		1,232,658

Biotechnology — 0.0%
Amgen, Inc. 5.150% 11/15/41	45,000	49,659

Building Materials — 0.1%
CRH America, Inc. 8.125% 7/15/18	50,000	56,300
Lafarge SA 6.500% 7/15/16	45,000	45,670
Martin Marietta Material, Inc. 3 mo. USD LIBOR + 1.100%, FRN 1.729% 6/30/17	50,000	49,541
Owens Corning, Inc. 6.500% 12/01/16	3,000	3,064
Owens Corning, Inc. 9.000% 6/15/19	10,000	11,659

		166,234

Chemicals — 0.2%
Ashland, Inc. 6.875% 5/15/43	11,000	10,477
Cytec Industries, Inc. 8.950% 7/01/17	7,000	7,522
Ecolab, Inc. 4.350% 12/08/21	15,000	16,560
Incitec Pivot Finance LLC (b) 6.000% 12/10/19	25,000	26,794

	Principal Amount	Value
Methanex Corp. 5.250% 3/01/22	$5,000	$4,728
RPM International, Inc. 6.125% 10/15/19	50,000	55,429
RPM International, Inc. 6.500% 2/15/18	20,000	21,482
The Dow Chemical Co. 8.550% 5/15/19	15,000	17,843
Valspar Corp. 7.250% 6/15/19	25,000	28,502

		189,337

Commercial Services — 0.2%
The ADT Corp. 2.250% 7/15/17	65,000	65,813
Cardtronics, Inc., Convertible 1.000% 12/01/20	50,000	48,281
ERAC USA Finance LLC (b) 2.800% 11/01/18	15,000	15,230
ERAC USA Finance LLC (b) 6.700% 6/01/34	35,000	43,186

		172,510

Computers — 0.1%
Hewlett Packard Enterprise Co. (b) 6.350% 10/15/45	125,000	122,847
SanDisk Corp., Convertible 0.500% 10/15/20	13,000	13,496

		136,343

Cosmetics & Personal Care — 0.0%
The Procter & Gamble Co. 5.800% 8/15/34	10,000	13,069

Distribution & Wholesale — 0.0%
Arrow Electronics, Inc. 4.500% 3/01/23	10,000	10,477

Diversified Financial — 1.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.500% 5/15/21	180,000	183,937
Affiliated Managers Group, Inc. 3.500% 8/01/25	70,000	68,752
Affiliated Managers Group, Inc. 4.250% 2/15/24	51,000	52,521
Air Lease Corp. 3.375% 1/15/19	90,000	89,719
Air Lease Corp. 3.875% 4/01/21	60,000	60,975
Air Lease Corp. STEP 5.625% 4/01/17	15,000	15,411
Ares Finance Co. LLC (b) 4.000% 10/08/24	85,000	81,811
Citigroup, Inc. 3.875% 3/26/25	228,000	225,919

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Citigroup, Inc. 5.375% 8/09/20	$50,000	$55,969
Citigroup, Inc. 5.875% 1/30/42	20,000	24,068
Citigroup, Inc. 8.125% 7/15/39	15,000	22,190
Eaton Vance Corp. 6.500% 10/02/17	4,000	4,271
General Electric Capital Corp. 6.875% 1/10/39	55,000	79,640
The Goldman Sachs Group, Inc. 5.375% 3/15/20	45,000	49,933
The Goldman Sachs Group, Inc. 5.625% 1/15/17	35,000	36,108
The Goldman Sachs Group, Inc. 5.750% 1/24/22	40,000	46,149
The Goldman Sachs Group, Inc. 6.150% 4/01/18	20,000	21,636
The Goldman Sachs Group, Inc. 6.345% 2/15/34	20,000	23,344
Hyundai Capital America (b) 2.875% 8/09/18	30,000	30,533
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 3.500% 3/15/17	235,000	233,825
International Lease Finance Corp. 3.875% 4/15/18	55,000	55,313
International Lease Finance Corp. STEP 8.750% 3/15/17	20,000	21,068
Janus Capital Group, Inc. 4.875% 8/01/25	80,000	85,131
JP Morgan Chase & Co. 4.500% 1/24/22	40,000	44,142
JP Morgan Chase & Co. 4.950% 3/25/20	70,000	77,251
JP Morgan Chase & Co. 5.600% 7/15/41	45,000	55,256
Lazard Group LLC 6.850% 6/15/17	13,000	13,699
Legg Mason, Inc. 5.625% 1/15/44	35,000	34,361
Merrill Lynch & Co., Inc. 7.750% 5/14/38	20,000	27,322

		1,820,254

Electric — 1.1%
Ameren Corp. 3.650% 2/15/26	25,000	25,641
Appalachian Power Co. 3.400% 6/01/25	90,000	92,080
Entergy Arkansas, Inc. 3.500% 4/01/26	10,000	10,685
Entergy Louisiana LLC 4.950% 1/15/45	40,000	40,932

	Principal Amount	Value
Florida Power & Light Co. 4.950% 6/01/35	$25,000	$29,275
IPALCO Enterprises, Inc. 3.450% 7/15/20	200,000	200,750
LG&E and KU Energy LLC 4.375% 10/01/21	60,000	65,013
Metropolitan Edison Co. (b) 4.000% 4/15/25	50,000	51,157
National Fuel Gas Co. 3.750% 3/01/23	20,000	17,781
Nevada Power Co. Series N 6.650% 4/01/36	20,000	25,921
Niagara Mohawk Power Corp. (b) 2.721% 11/28/22	35,000	34,452
NiSource Finance Corp. 5.800% 2/01/42	40,000	48,341
Oncor Electric Delivery Co. 6.800% 9/01/18	5,000	5,576
Oncor Electric Delivery Co. 7.500% 9/01/38	15,000	20,647
Pacific Gas & Electric Co. 5.800% 3/01/37	25,000	31,068
Pennsylvania Electric Co. (b) 4.150% 4/15/25	70,000	70,968
PPL Capital Funding, Inc. 1.900% 6/01/18	15,000	15,021
PPL Capital Funding, Inc. 5.000% 3/15/44	45,000	48,234
Progress Energy, Inc. 7.000% 10/30/31	5,000	6,348
Puget Energy, Inc. 3.650% 5/15/25	85,000	85,549
Puget Energy, Inc. 6.500% 12/15/20	59,000	68,411
Southern California Edison Co. 5.950% 2/01/38	20,000	25,752
Transelec SA (b) 4.625% 7/26/23	25,000	25,801
Tri-State Generation & Transmission Association, Series 2003, Class A (b) 6.040% 1/31/18	17,914	18,963
Virginia Electric and Power Co. 6.350% 11/30/37	30,000	39,579
Wisconsin Public Service Corp. 5.650% 11/01/17	50,000	52,442
Xcel Energy, Inc. 3.300% 6/01/25	45,000	46,147

		1,202,534

Electronics — 0.1%
Amphenol Corp. 2.550% 1/30/19	50,000	50,399
Amphenol Corp. 4.000% 2/01/22	20,000	20,970

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Arrow Electronics, Inc. 3.500% 4/01/22	$60,000	$60,110
Avnet, Inc. 4.875% 12/01/22	23,000	24,199

		155,678

Environmental Controls — 0.0%
Republic Services, Inc. 3.800% 5/15/18	30,000	31,282
Republic Services, Inc. 5.250% 11/15/21	5,000	5,694

		36,976

Foods — 0.1%
Kraft Foods, Inc. 6.500% 2/09/40	14,000	17,671
The Kroger Co. 2.600% 2/01/21	25,000	25,741
Tyson Foods, Inc. 2.650% 8/15/19	15,000	15,384
Tyson Foods, Inc. 4.875% 8/15/34	25,000	26,886

		85,682

Forest Products & Paper — 0.3%
International Paper Co. 4.750% 2/15/22	20,000	21,946
International Paper Co. 7.300% 11/15/39	25,000	29,758
International Paper Co. 9.375% 5/15/19	15,000	17,853
Sappi Papier Holding GmbH (b) 7.750% 7/15/17	255,000	267,113

		336,670

Gas — 0.0%
Boston Gas Co. (b) 4.487% 2/15/42	10,000	10,143

Hand & Machine Tools — 0.0%
Stanley Black & Decker, Inc. 2.451% 11/17/18	50,000	50,772

Health Care – Products — 0.2%
Boston Scientific Corp. 6.000% 1/15/20	35,000	39,508
Johnson & Johnson 5.850% 7/15/38	10,000	13,606
Zimmer Biomet Holdings, Inc. 3.550% 4/01/25	115,000	116,195

		169,309

Health Care – Services — 0.1%
Kaiser Foundation Hospitals 3.500% 4/01/22	15,000	15,664

	Principal Amount	Value
UnitedHealth Group, Inc. 6.875% 2/15/38	$45,000	$63,148

		78,812

Home Builders — 0.2%
Lennar Corp. 4.750% 12/15/17	275,000	281,187

Home Furnishing — 0.0%
Whirlpool Corp. 5.150% 3/01/43	10,000	10,413

Housewares — 0.1%
Newell Rubbermaid, Inc. 2.050% 12/01/17	15,000	15,045
Newell Rubbermaid, Inc. 3.850% 4/01/23	60,000	62,227

		77,272

Insurance — 1.2%
The Allstate Corp. 3 mo. USD LIBOR + 2.938%, VRN 5.750% 8/15/53	70,000	71,137
American International Group, Inc. 3.900% 4/01/26	75,000	75,234
AXIS Specialty Finance PLC 2.650% 4/01/19	20,000	19,998
Brown & Brown, Inc. 4.200% 9/15/24	53,000	53,358
The Chubb Corp. 3 mo. USD LIBOR + 2.250%, VRN 6.375% 4/15/37	31,000	26,970
CNA Financial Corp. 3.950% 5/15/24	40,000	39,760
CNA Financial Corp. 7.350% 11/15/19	40,000	46,173
CNO Financial Group, Inc. 4.500% 5/30/20	60,000	61,200
CNO Financial Group, Inc. 5.250% 5/30/25	72,000	73,620
The Hartford Financial Services Group, Inc., 3 mo. USD LIBOR + 4.603%, VRN 8.125% 6/15/38	60,000	64,050
MetLife Capital Trust IV (b) 7.875% 12/15/37	70,000	80,500
Principal Financial Group, Inc. 8.875% 5/15/19	30,000	35,642
Prudential Financial, Inc. 3 mo. USD LIBOR + 3.040%, VRN 5.200% 3/15/44	65,000	62,655
Prudential Financial, Inc. 3 mo. USD LIBOR + 3.920%, VRN 5.625% 6/15/43	45,000	45,833

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Prudential Financial, Inc. 3 mo. USD LIBOR + 5.000%, VRN 8.875% 6/15/38	$55,000	$60,363
Prudential Financial, Inc., 3 mo. USD LIBOR + 3.031%, VRN 5.375% 5/15/45	60,000	59,400
QBE Insurance Group Ltd. (b) 2.400% 5/01/18	25,000	25,084
Reinsurance Group of America, Inc. 4.700% 9/15/23	55,000	57,348
Reinsurance Group of America, Inc. 5.000% 6/01/21	40,000	43,467
Reinsurance Group of America, Inc. 6.450% 11/15/19	45,000	50,524
Trinity Acquisition PLC 4.400% 3/15/26	10,000	10,145
USF&G Capital I (b) 8.500% 12/15/45	35,000	53,593
Voya Financial, Inc. 5.500% 7/15/22	30,000	33,557
Voya Financial, Inc. 3 mo. USD LIBOR + 3.580%, VRN 5.650% 5/15/53	45,000	41,850
Willis North America, Inc. 7.000% 9/29/19	21,000	23,747
Willis Towers Watson PLC 5.750% 3/15/21	55,000	61,209
XLIT Ltd. 4.450% 3/31/25	40,000	39,608
XLIT Ltd. 6.375% 11/15/24	55,000	64,062

		1,380,087

Internet — 0.1%
Expedia, Inc. 7.456% 8/15/18	90,000	100,690
Tencent Holdings Ltd. (b) 2.875% 2/11/20	55,000	55,911

		156,601

Investment Companies — 0.2%
Ares Capital Corp. 3.875% 1/15/20	130,000	133,209
FS Investment Corp. 4.000% 7/15/19	90,000	90,210

		223,419

Iron & Steel — 0.4%
ArcelorMittal 5.125% 6/01/20	80,000	76,800
ArcelorMittal 6.125% 6/01/18	11,000	11,110
ArcelorMittal STEP 6.250% 8/05/20	60,000	58,650

	Principal Amount	Value
Glencore Funding LLC (b) 2.875% 4/16/20	$150,000	$133,500
Glencore Funding LLC (b) 4.625% 4/29/24	5,000	4,152
Reliance Steel & Aluminum Co. 4.500% 4/15/23	30,000	28,920
Reliance Steel & Aluminum Co. 6.200% 11/15/16	55,000	56,401
Reliance Steel & Aluminum Co. 6.850% 11/15/36	55,000	53,736

		423,269

Lodging — 0.1%
Marriott International, Inc. 3.375% 10/15/20	50,000	51,722
Starwood Hotels & Resorts Worldwide, Inc. 6.750% 5/15/18	5,000	5,458

		57,180

Machinery – Diversified — 0.1%
CNH Industrial Capital LLC 3.250% 2/01/17	25,000	24,938
CNH Industrial Capital LLC 3.375% 7/15/19	50,000	48,250
CNH Industrial Capital LLC 3.625% 4/15/18	25,000	25,000
CNH Industrial Capital LLC 6.250% 11/01/16	45,000	45,900
Xylem, Inc. 4.875% 10/01/21	20,000	21,589

		165,677

Manufacturing — 0.1%
General Electric Co. 4.125% 10/09/42	50,000	52,730
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	40,000	44,292
SPX FLOW, Inc. 6.875% 9/01/17	45,000	46,519

		143,541

Media — 0.3%
21st Century Fox America, Co. 6.900% 8/15/39	25,000	31,125
CBS Corp. 7.875% 7/30/30	40,000	53,940
CCO Safari II LLC (b) 3.579% 7/23/20	65,000	66,419
NBCUniversal Media LLC 6.400% 4/30/40	5,000	6,690
Time Warner Cable, Inc. 6.750% 6/15/39	25,000	28,139
Time Warner Cable, Inc. 8.250% 4/01/19	10,000	11,642

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Time Warner Cable, Inc. 8.750% 2/14/19	$10,000	$11,709
Time Warner, Inc. 4.700% 1/15/21	35,000	38,527
Time Warner, Inc. 6.100% 7/15/40	25,000	28,453
Time Warner, Inc. 6.250% 3/29/41	5,000	5,780

		282,424

Mining — 0.0%
Glencore Finance Canada (b) 5.800% 11/15/16	45,000	45,558

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc. 4.625% 3/15/24	65,000	66,290
Pitney Bowes, Inc. 4.750% 5/15/18	5,000	5,264
Pitney Bowes, Inc. 5.750% 9/15/17	6,000	6,276

		77,830

Office Furnishings — 0.1%
Steelcase, Inc. 6.375% 2/15/21	50,000	56,476

Oil & Gas — 0.4%
Anadarko Petroleum Corp. 5.550% 3/15/26	30,000	30,264
Chesapeake Energy Corp., Convertible 2.500% 5/15/37	45,000	28,462
Helmerich & Payne International Drilling Co. 4.650% 3/15/25	45,000	45,288
Pemex Project Funding Master Trust 6.625% 6/15/38	5,000	4,738
Petroleos Mexicanos 3.125% 1/23/19	10,000	9,910
Petroleos Mexicanos 5.500% 1/21/21	60,000	62,250
Petroleos Mexicanos 6.375% 1/23/45	15,000	13,905
Phillips 66 5.875% 5/01/42	75,000	81,495
Pioneer Natural Resources Co. 4.450% 1/15/26	60,000	60,472
Pioneer Natural Resources Co. 5.875% 7/15/16	50,000	50,504
Rowan Cos., Inc. 4.750% 1/15/24	21,000	14,419
Whiting Petroleum Corp., Convertible (b) 1.250% 4/01/20	75,000	43,641

		445,348

	Principal Amount	Value
Oil & Gas Services — 0.1%
Hornbeck Offshore Services, Inc., Convertible 1.500% 9/01/19	$95,000	$56,347
SEACOR Holdings, Inc., Convertible 3.000% 11/15/28	32,000	24,640

		80,987

Packaging & Containers — 0.0%
Brambles USA Inc., Series A (b) 5.350% 4/01/20	15,000	16,576
Brambles USA, Inc. (b) 4.125% 10/23/25	24,000	24,921

		41,497

Pharmaceuticals — 0.5%
Actavis Funding SCS 3.000% 3/12/20	75,000	77,116
Actavis Funding SCS 3.800% 3/15/25	105,000	109,278
Actavis Funding SCS 4.750% 3/15/45	45,000	47,327
Baxalta, Inc. (b) 3.600% 6/23/22	25,000	25,397
Baxalta, Inc. (b) 4.000% 6/23/25	70,000	71,135
Baxalta, Inc. (b) 5.250% 6/23/45	35,000	37,198
McKesson Corp. 2.284% 3/15/19	20,000	20,241
McKesson Corp. 3.796% 3/15/24	15,000	15,658
McKesson Corp. 4.750% 3/01/21	30,000	32,806
McKesson Corp. 4.883% 3/15/44	10,000	10,628
McKesson Corp. 6.000% 3/01/41	30,000	35,544
Merck Sharp & Dohme Corp. 5.850% 6/30/39	10,000	13,051
Pfizer, Inc. 7.200% 3/15/39	35,000	51,142

		546,521

Pipelines — 0.5%
Boardwalk Pipelines LLC 5.500% 2/01/17	40,000	39,998
Boardwalk Pipelines LP 5.875% 11/15/16	95,000	95,222
CenterPoint Energy Resources Corp. 4.500% 1/15/21	25,000	26,597
CenterPoint Energy Resources Corp. 5.850% 1/15/41	20,000	22,185
Enterprise Products Operating Co. 3.700% 2/15/26	75,000	73,563

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Kinder Morgan Energy Partners LP 6.000% 2/01/17	$25,000	$25,739
Kinder Morgan Energy Partners LP 6.500% 2/01/37	25,000	23,736
Kinder Morgan Energy Partners LP 6.950% 1/15/38	5,000	5,002
Kinder Morgan Finance Co. LLC (b) 6.000% 1/15/18	35,000	36,595
Magellan Midstream Partners LP 5.000% 3/01/26	30,000	32,443
Magellan Midstream Partners LP 5.150% 10/15/43	110,000	102,877
Southern Natural Gas Co. LLC STEP (b) 5.900% 4/01/17	55,000	56,723

		540,680

Real Estate Investment Trusts (REITS) — 0.4%
American Tower Corp. 3.400% 2/15/19	40,000	41,006
American Tower Corp. 3.450% 9/15/21	100,000	102,254
American Tower Corp. 4.400% 2/15/26	25,000	26,436
American Tower Corp. 4.500% 1/15/18	60,000	62,520
Boston Properties LP 3.700% 11/15/18	20,000	20,918
Brandywine Operating Partners LP 4.950% 4/15/18	40,000	41,705
DDR Corp. 4.750% 4/15/18	15,000	15,594
Duke Realty LP 8.250% 8/15/19	50,000	59,153
Federal Realty Investment Trust 5.900% 4/01/20	10,000	11,441
Host Hotels & Resorts LP 4.000% 6/15/25	25,000	24,349
ProLogis LP 2.750% 2/15/19	15,000	15,337
Vereit Operating Partnership LP 2.000% 2/06/17	55,000	54,450
Vereit Operating Partnership LP 3.000% 2/06/19	25,000	24,559

		499,722

Retail — 0.4%
Bed Bath & Beyond, Inc. 5.165% 8/01/44	25,000	21,143
CVS Health Corp. 6.125% 9/15/39	10,000	12,646
CVS Pass-Through Trust (b) 5.926% 1/10/34	53,721	59,451
GNC Holdings, Inc., Convertible (b) 1.500% 8/15/20	15,000	12,262

	Principal Amount	Value
O’Reilly Automotive, Inc. 3.850% 6/15/23	$23,000	$24,066
O’Reilly Automotive, Inc. 4.875% 1/14/21	40,000	43,752
QVC, Inc. 3.125% 4/01/19	35,000	35,108
QVC, Inc. 4.375% 3/15/23	25,000	24,448
QVC, Inc. 4.450% 2/15/25	45,000	43,501
QVC, Inc. 5.125% 7/02/22	10,000	10,493
The Home Depot, Inc. 5.950% 4/01/41	30,000	39,677
Tiffany & Co. 4.900% 10/01/44	40,000	37,422
Wal-Mart Stores, Inc. 5.625% 4/15/41	40,000	51,723
Walgreens Boots Alliance, Inc. 2.700% 11/18/19	25,000	25,518
Walgreens Boots Alliance, Inc. 3.800% 11/18/24	45,000	46,305

		487,515

Savings & Loans — 0.1%
Glencore Funding LLC (b) 1.700% 5/27/16	33,000	32,884
Glencore Funding LLC (b) 2.500% 1/15/19	55,000	50,325
Glencore Funding LLC (b) 3.125% 4/29/19	30,000	27,225

		110,434

Semiconductors — 0.2%
Lam Research Corp. 3.800% 3/15/25	75,000	71,775
Microchip Technology, Inc., Convertible 1.625% 2/15/25	78,000	80,243
Micron Technology, Inc., Convertible 3.000% 11/15/43	69,000	47,006
QUALCOMM, Inc. 3.450% 5/20/25	42,000	43,469

		242,493

Software — 0.1%
Broadridge Financial Solutions, Inc. 3.950% 9/01/20	25,000	26,437
CA, Inc. 2.875% 8/15/18	25,000	25,409
CA, Inc. 5.375% 12/01/19	28,000	30,626
Citrix Systems, Inc., Convertible 0.500% 4/15/19	40,000	44,675

		127,147

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Telecommunications — 0.4%
America Movil SAB de CV 5.000% 3/30/20	$25,000	$27,662
America Movil SAB de CV 6.125% 3/30/40	30,000	35,424
AT&T, Inc. 4.750% 5/15/46	65,000	63,405
British Telecom PLC STEP 9.625% 12/15/30	15,000	23,446
CenturyLink, Inc. 6.150% 9/15/19	30,000	31,125
Cisco Systems, Inc. 5.500% 1/15/40	10,000	12,456
Deutsche Telekom International Finance BV STEP 8.750% 6/15/30	15,000	22,488
Embarq Corp. 7.082% 6/01/16	30,000	30,193
Rogers Communications, Inc. 7.500% 8/15/38	5,000	6,468
Telefonica Emisiones SAU 5.462% 2/16/21	30,000	34,082
Verizon Communications, Inc. 2.625% 2/21/20	57,000	58,649
Verizon Communications, Inc. 4.862% 8/21/46	55,000	57,999
Verizon Communications, Inc. 5.012% 8/21/54	41,000	41,132
Verizon Communications, Inc. 6.550% 9/15/43	42,000	55,324

		499,853

Transportation — 0.1%
Asciano Finance (b) 4.625% 9/23/20	20,000	19,783
Asciano Finance (b) 5.000% 4/07/18	55,000	55,956
Canadian National Railway Co. 6.375% 11/15/37	20,000	27,032
Norfolk Southern Corp. 6.000% 5/23/2111	20,000	22,357
Union Pacific Corp. 4.000% 2/01/21	25,000	27,369

		152,497

Trucking & Leasing — 0.1%
GATX Corp. 2.375% 7/30/18	30,000	29,745
GATX Corp. 4.750% 6/15/22	30,000	31,916

		61,661

TOTAL CORPORATE DEBT (Cost $13,445,540)		13,719,641

	Principal Amount	Value
MUNICIPAL OBLIGATIONS — 0.4%
JobsOhio Beverage System Series B 4.532% 1/01/35	$150,000	$166,007
State of California 5.950% 4/01/16	35,000	35,000
State of California BAB 7.550% 4/01/39	25,000	38,276
State of California BAB 7.600% 11/01/40	85,000	132,159
State of Illinois 5.365% 3/01/17	100,000	103,015

		474,457

TOTAL MUNICIPAL OBLIGATIONS (Cost $448,840)		474,457

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.9%
Auto Floor Plan ABS — 0.0%
NCF Dealer Floorplan Master Trust, Series 2014-1A, Class A, 1 mo. LIBOR + 1.500%, FRN (b) 1.932% 10/20/20	50,000	50,000

Automobile ABS — 0.3%
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A (b) 2.990% 6/20/22	100,000	99,994
Capital Automotive REIT, Series 2011-1A, Class A (b) 5.610% 11/15/39	94,350	100,912
CPS Auto Trust, Series 2012-D, Class A (b) 1.480% 3/16/20	18,699	18,555
Flagship Credit Auto Trust, Series 2013-1, Class A (b) 1.320% 4/16/18	1,608	1,608
Flagship Credit Auto Trust, Series 2013-2, Class A (b) 1.940% 1/15/19	12,081	12,080
GLS Auto Receivables Trust, Series 2015-1A, Class A (b) 2.250% 12/15/20	34,223	34,195
GO Financial Auto Securitization Trust, Series 2015-1, Class A (b) 1.810% 3/15/18	15,016	15,002
Oscar US Funding Trust IV, Series 2016-1A, Class A2B (b) 2.130% 7/15/20	50,000	50,000

		332,346

Commercial MBS — 1.8%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4, VRN 5.741% 2/10/51	50,603	52,681
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class AM, VRN 5.808% 2/10/51	45,000	46,193

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4, VRN 6.219% 2/10/51	$57,195	$60,136
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class AM, VRN 6.262% 2/10/51	50,000	52,996
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	70,385	71,154
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	50,000	50,992
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class AM, VRN 5.513% 1/12/45	105,000	107,088
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4, VRN 5.694% 6/11/50	38,407	39,868
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class AM, VRN 5.885% 6/11/50	120,000	124,663
Commercial Mortgage Pass Through Certificates, Series 2013-GAM, Class A1 (b) 1.705% 2/10/28	91,386	90,446
Commercial Mortgage Pass Through Certificates, Series 2012-CR4, Class B (b) 3.703% 10/15/45	35,000	36,371
Commercial Mortgage Pass Through Certificates, Series 2015-CR23, Class C, VRN 4.257% 5/10/48	35,000	31,807
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class AM, VRN 5.650% 12/10/49	50,000	51,812
DBCCRE Mortgage Trust, Series 2014-ARCP, Class A (b) 4.238% 1/10/34	100,000	107,348
DBRR Trust, Series 2013-EZ3, Class A, VRN (b) 1.635% 12/18/49	35,658	35,439
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, VRN 5.892% 7/10/38	100,000	100,490
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	80,725	81,550

	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class AM, VRN 5.466% 6/12/47	$65,000	$66,221
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AM, VRN 5.856% 9/12/49	60,000	62,454
Morgan Stanley Capital I, Series 2011-C2, Class B, VRN (b) 5.200% 6/15/44	100,000	109,548
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	40,000	40,681
Morgan Stanley Capital I, Series 2007-HQ11, Class AM, VRN 5.478% 2/12/44	60,000	61,168
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	28,190	28,162
Morgan Stanley Capital I, Series 2008-T29, Class A4, VRN 6.268% 1/11/43	29,385	31,099
STRIPs Ltd., Series 2012-1A, Class A (b) 1.500% 12/25/44	12,768	12,672
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, VRN 5.528% 8/15/39	15,429	15,515
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AM 5.339% 11/15/48	70,000	70,784
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	150,000	151,964
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4, VRN 5.946% 2/15/51	32,801	33,703
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, VRN 5.946% 2/15/51	50,000	51,937
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1 (b) 3.349% 11/15/43	36,208	37,501
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B 4.311% 8/15/45	40,000	42,438
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class B (b) 4.740% 3/15/44	50,000	53,948

		2,010,829

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Home Equity ABS — 0.3%
ACE Securities Corp., Series 2005-AG1, Class A1B1, 1 mo. USD LIBOR + .270%, FRN 0.703% 8/25/35	$33,146	$33,060
ACE Securities Corp., Series 2005-HE7, Class A2D, 1 mo. USD LIBOR + .660%, FRN 1.093% 11/25/35	21,296	21,194
Bayview Financial Mortgage Pass-Through Trust, Series 2005-B, Class M1, 1 mo. LIBOR + ..450%, FRN 0.881% 4/28/39	13,107	13,085
Citigroup Mortgage Loan Trust, Series 2005-OPT4, Class M2, 1 mo. USD LIBOR + .430%, FRN 0.863% 7/25/35	9,893	9,802
Countrywide Asset-Backed Certificates, Series 2005-3, Class MV2, 1 mo. USD LIBOR + ..450%, FRN 0.886% 8/25/35	1,784	1,784
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460%, FRN 0.893% 9/25/34	8,868	8,709
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1, 1 mo. USD LIBOR + ..420%, FRN 0.853% 5/25/36	24,160	23,987
GSAMP Trust, Series 2005-AHL, Class M1, 1 mo. USD LIBOR + .430%, FRN 0.863% 4/25/35	13,677	13,662
Home Equity Asset Trust, Series 2006-4, Class 2A3, 1 mo. USD LIBOR + .170%, FRN 0.603% 8/25/36	9,811	9,792
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2, 1 mo. USD LIBOR + .825%, FRN 1.258% 6/25/35	49,066	48,510
MASTR Asset-Backed Securities Trust, Series 2005-WMC1, Class M3, 1 mo. USD LIBOR + ..720%, FRN 1.153% 3/25/35	74,153	73,704
Morgan Stanley Capital, Inc., Series 2005-WMC6, Class M2, 1 mo. USD LIBOR + .750%, FRN 1.183% 7/25/35	16,857	16,959
Morgan Stanley Home Equity Loan Trust, Series 2005-3, Class M1, 1 mo. USD LIBOR + .450%, FRN 0.883% 8/25/35	6,958	6,961

	Principal Amount	Value
NovaStar Mortgage Funding Trust, Series 2005-3, Class A2D, 1 mo. LIBOR + .370%, FRN 0.803% 1/25/36	$55,609	$55,525
Park Place Securities, Inc., Series 2005-WCW3, Class A2C, 1 mo. USD LIBOR + .380%, FRN 0.813% 8/25/35	8,085	8,072
Park Place Securities, Inc., Series 2005-WHQ1, Class M2, 1 mo. USD LIBOR + .750%, FRN 1.183% 3/25/35	7,527	7,523
Security National Mortgage Loan Trust, Series 2006-3A, Class A1, 1 mo. LIBOR + .280%, FRN (b) 0.716% 1/25/37	4,683	4,683
Structured Asset Investment Loan Trust, Series 2005-7, Class A5, 1 mo. USD LIBOR + .720%, FRN 1.153% 8/25/35	4,949	4,962

		361,974

Other ABS — 3.9%
321 Henderson Receivables I LLC, Series 2015-1A, Class A (b) 3.260% 9/15/72	48,176	46,893
ALM XIV Ltd., Series 2014-14A, Class A1, 3 mo. USD LIBOR + 1.430%, FRN (b) 2.051% 7/28/26	250,000	248,176
Alterna Funding I LLC, Series 2014-1A, Class NOTE (b) 1.639% 2/15/21	51,518	51,035
Applebee’s/IHOP Funding LLC, Series 2014-1, Class A2 (b) 4.277% 9/05/44	90,000	89,646
Arbys Funding LLC, Series 2015-1A, Class A2 (b) 4.969% 10/30/45	69,825	71,527
Avery Point VI CLO Ltd., Series 2015-6A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (b) 2.071% 8/05/27	250,000	248,151
BCC Funding VIII LLC, Series 2014-1A, Class A (b) 1.794% 6/20/20	24,095	23,892
BlueVirgo Trust, Series 2015-1A, Class NOTE (b) 3.000% 12/15/22	104,815	104,553
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A (b) 2.000% 12/10/23	82,352	81,451
Citi Held For Asset Issuance, Series 2015-PM1, Class A (b) 1.850% 12/15/21	50,931	50,871

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Citigroup Mortgage Loan Trust, Series 2006-SHL1, Class A1, 1 mo. USD LIBOR + .200%, FRN (b) 0.626% 11/25/45	$36,038	$35,862
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (b) 4.474% 3/20/43	47,750	47,740
CLI Funding V LLC, Series 2014-1A, Class A (b) 3.290% 6/18/29	81,725	76,164
DB Master Finance LLC, Series 2015-1A, Class A2I (b) 3.262% 2/20/45	59,400	58,170
Diamond Resorts Owner Trust, Series 2014-1, Class A (b) 2.540% 5/20/27	47,583	46,971
Diamond Resorts Owner Trust, Series 2015-1, Class A (b) 2.730% 7/20/27	61,874	61,381
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2I (b) 3.484% 10/25/45	99,750	96,650
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2II (b) 4.474% 10/25/45	109,725	108,457
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (b) 5.216% 1/25/42	59,592	61,693
Dryden XXXI Senior Loan Fund, Series 2014-31A, Class A, 3 mo. USD LIBOR + 1.350%, FRN (b) 1.970% 4/18/26	250,000	247,244
Eaton Vance CLO, Series 2014-1A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (b) 2.072% 7/15/26	250,000	247,187
Element Rail Leasing II LLC, Series 2015-1A, Class A1 (b) 2.707% 2/19/45	84,919	82,218
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 (b) 4.212% 10/15/42	90,362	91,932
First Franklin Mortgage Loan Trust, Series 2005-FF7, Class M1, 1 mo. USD LIBOR + .450%, FRN 0.883% 7/25/35	19,219	19,203
First Franklin Mortgage Loan Trust, Series 2005-FF4, Class M1, 1 mo. USD LIBOR + .645%, FRN 1.078% 5/25/35	9,453	9,444
Fremont Home Loan Trust, Series 2005-E, Class 2A3, 1 mo. USD LIBOR + .240%, FRN 0.673% 1/25/36	11,733	11,353

	Principal Amount	Value
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (b) 1.769% 4/25/25	$250,000	$246,357
Hilton Grand Vacations Trust, Series 2013-A, Class A (b) 2.280% 1/25/26	44,264	44,590
Icon Brand Holdings LLC, Series 2012-1A, Class A (b) 4.229% 1/25/43	39,418	39,832
Icon Brand Holdings LLC, Series 2013-1A, Class A (b) 4.352% 1/25/43	40,838	40,430
LCM Ltd., Series 16A, Class A, 3 mo. USD LIBOR + 1.500%, FRN (b) 2.122% 7/15/26	250,000	248,751
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2, 1 mo. USD LIBOR + .795%, FRN 1.228% 2/25/35	33,647	33,256
Madison Park Funding XII Ltd., Series 2014-12A, Class A, 3 mo. USD LIBOR + 1.500%, FRN (b) 2.124% 7/20/26	250,000	248,737
Miramax LLC, Series 2014-1A, Class A2 (b) 3.340% 7/20/26	74,280	74,639
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M4, 1 mo. USD LIBOR + ..945%, FRN 1.378% 4/25/35	67,461	67,109
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A (b) 1.558% 7/20/18	28,197	28,185
New Residential Advance Receivables Trust, Series 2015-T3, Class AT3 (b) 2.540% 11/15/46	100,000	100,087
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class A, 3 mo. USD LIBOR + 1.120%, FRN (b) 1.744% 4/20/25	200,000	197,517
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A, 1 mo. USD LIBOR + .260%, FRN 0.693% 9/25/35	14,362	14,332
SBA Tower Trust, Series 2014-1A, Class C, STEP (b) 2.898% 10/15/44	100,000	100,473
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (b) 2.840% 11/20/28	14,266	14,352
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class B (b) 3.080% 9/20/32	79,284	78,827

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Sonic Capital LLC, Series 2011-1A, Class A2 (b) 5.438% 5/20/41	$53,360	$55,050
Specialty Underwriting & Residential Finance Trust, Series 2005-AB2, Class M1, 1 mo. USD LIBOR + .450%, FRN 0.883% 6/25/36	40,000	39,342
SpringCastle America Funding LLC, Series 2014-AA, Class A (b) 2.700% 5/25/23	53,095	52,907
Store Master Funding I LLC, Series 2015-1A, Class A1 (b) 3.750% 4/20/45	99,542	94,228
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (b) 4.370% 7/15/41	46,403	47,560
Welk Resorts LLC, Series 2015-AA, Class A (b) 2.790% 6/16/31	41,005	41,408
Wendys Funding LLC, Series 2015-1A, Class A2I (b) 3.371% 6/15/45	119,400	116,900
Wendys Funding LLC, Series 2015-1A, Class A2II (b) 4.080% 6/15/45	49,750	49,402
Wendys Funding LLC, Series 2015-1A, Class A23 (b) 4.497% 6/15/45	74,625	73,856

		4,465,991

Student Loans ABS — 1.4%
Access Group, Inc., Series 2003-A, Class A3, 3 mo. Treasury + 1.200%, FRN 1.459% 7/01/38	24,497	22,169
Access Group, Inc., Series 2015-1, Class B, 1 mo. LIBOR + 1.500%, FRN (b) 1.933% 7/25/58	100,000	83,478
College Loan Corp. Trust, Series 2007-1, Class B2, 28 day ARS, FRN 1.941% 1/25/47	35,000	26,138
College Loan Corp. Trust I, Series 2002-1, Class A5, 28 day ARS, FRN (b) 1.076% 3/01/42	50,000	46,794
College Loan Corp. Trust I, Series 2002-2, Class A29, 28 day ARS, FRN (b) 1.566% 3/01/42	50,000	46,839
College Loan Corp. Trust I, Series 2003-1, Class A6, 28 day ARS, FRN (b) 1.685% 3/01/42	100,000	94,158

	Principal Amount	Value
EdLinc Student Loan Funding Trust, Series 2012-1, Class B, 1 mo. LIBOR + 4.240%, FRN (b) 4.673% 11/26/40	$65,000	$73,460
Education Funding Capital Trust I, Series 2004-1, Class A4, 28 day ARS, FRN 1.920% 6/15/43	50,000	49,730
Education Funding Capital Trust I, Series 2004-1, Class A6, 28 day ARS, FRN 1.920% 6/15/43	50,000	48,748
Education Funding Capital Trust I, Series 2004-1, Class B1, 28 day ARS, FRN 1.920% 6/15/43	50,000	43,985
Education Loan Asset-Backed Trust I, Series 2003-2, Class 2A1, 28 day ARS, FRN (b) 1.132% 8/01/43	50,000	46,271
Goal Capital Funding Trust, Series 2007-1, Class C1, 3 mo. LIBOR + .400%, FRN 1.030% 6/25/42	8,125	8,094
Kentucky Higher Education Student Loan Corp., Series 2015-1, Class A1, 1 mo. LIBOR + .750%, FRN 1.189% 12/01/31	84,443	82,100
KeyCorp Student Loan Trust, Series 2004-A, Class 2A2, 3 mo. LIBOR + .300%, FRN 0.921% 10/28/41	26,828	26,606
National Collegiate Student Loan Trust, Series 2007-1, Class A2, 1 mo. LIBOR + .130%, FRN 0.563% 11/27/28	23,786	23,729
National Collegiate Student Loan Trust, Series 2006-3, Class A3, 1 mo. LIBOR + .150%, FRN 0.583% 10/25/27	48,645	48,327
National Collegiate Student Loan Trust, Series 2005-1, Class A4, 1 mo. LIBOR + .240%, FRN 0.673% 11/27/28	30,826	30,456
Navient Student Loan Trust, Series 2014-1, Class A4, 1 mo. LIBOR + .750%, FRN 1.183% 2/25/39	100,000	91,074
Navient Student Loan Trust, Series 2015-3, Class B, 1 mo. LIBOR + 1.500%, FRN 1.935% 10/25/58	40,000	31,907
Nelnet Student Loan Trust, Series 2005-2, Class A5, 3 mo. LIBOR + .100%, FRN 0.724% 3/23/37	100,000	93,451
Securitized Asset Backed Receivables LLC, Series 2005-HE1, Class A3C, ABS, FRN, 1 mo. USD LIBOR + .660%, FRN 1.093% 10/25/35	29,268	29,208

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLC Private Student Loan Trust, Series 2006-A, Class C, 3 mo. LIBOR + .450%, FRN 1.072% 7/15/36	$100,000	$88,911
SLM Student Loan Trust, Series 2006-10, Class B, 3 mo. LIBOR + .220%, FRN 0.839% 3/25/44	77,655	62,706
SLM Student Loan Trust, Series 2013-6, Class A3, FRN 1.083% 6/26/28	100,000	95,374
SLM Student Loan Trust, Series 2003-5, Class A7, 28 day ARS, FRN 2.930% 6/17/30	50,000	50,000
SLM Student Loan Trust, Series 2003-5, Class A9, 28 day ARS, FRN 2.930% 6/17/30	50,000	50,000
SoFi Professional Loan Program LLC, Series 2014-B, Class A1, 1 mo. LIBOR + 1.250%, FRN (b) 1.683% 8/25/32	68,124	67,078
South Carolina Student Loan Corp., Series 2010-1, Class A3, 3 mo. LIBOR + 1.050%, FRN 1.669% 10/27/36	100,000	97,953

		1,558,744

WL Collateral CMO — 0.2%
Connecticut Avenue Securities, Series 2015-C03, Class 1M1, 1 mo. USD LIBOR + 1.500%, FRN 1.933% 7/25/25	124,065	123,983
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1, FRN 2.953% 2/25/34	5,592	5,146
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1, FRN 3.029% 9/25/33	2,062	1,862
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, FRN 2.767% 8/25/34	3,621	3,313
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, FRN 2.528% 8/25/34	18,916	15,342
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2, 1 mo. USD LIBOR + .250%, FRN 0.683% 8/25/36	4,902	4,836
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA, FRN 2.632% 7/25/33	1,377	1,309
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA, FRN 3.011% 2/25/34	2,638	2,510

	Principal Amount	Value
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, FRN 2.499% 2/25/34	$73	$73
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, FRN 2.841% 3/25/34	12,092	11,810
WaMu Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400%, FRN 1.751% 4/25/44	25,790	24,659

		194,843

WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2007-BC4, Class A3, 1 mo. USD LIBOR + .250%, FRN 0.683% 11/25/37	9,124	9,114
Structured Asset Securities Corp., Series 2002-11A, Class 2A1, FRN 2.911% 6/25/32	7,135	6,701

		15,815

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $9,085,867)		8,990,542

SOVEREIGN DEBT OBLIGATIONS — 0.4%
Colombia Government International Bond 6.125% 1/18/41	100,000	105,000
Colombia Government International Bond 7.375% 3/18/19	40,000	45,280
Export-Import Bank of Korea 1.750% 2/27/18	10,000	10,010
Mexico Government International Bond 4.750% 3/08/44	91,000	90,772
Peruvian Government International Bond 6.550% 3/14/37	20,000	24,900
Poland Government International Bond 6.375% 7/15/19	50,000	56,844
Province of Quebec Canada 7.500% 9/15/29	20,000	29,794
Republic of Turkey International Bond 4.875% 4/16/43	19,000	17,627
United Mexican States 5.125% 1/15/20	35,000	38,413
United Mexican States 6.750% 9/27/34	35,000	45,063

		463,703

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $449,274)		463,703

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 9.0%
Collateralized Mortgage Obligations — 0.8%
Federal Home Loan Mortgage Corp.
Series 4303, Class AP 3.000% 8/15/43	$175,496	$182,803
Series 4290, Class CA 3.500% 12/15/38	101,626	106,933
Series 2617, Class Z 5.500% 5/15/33	81,024	91,696
Series 2693, Class Z 5.500% 10/15/33	144,530	162,022
Series 3423, Class PB 5.500% 3/15/38	30,000	34,034
Federal National Mortgage Association
Series 2014-7, Class VA 3.500% 5/25/25	58,502	62,737
Series 2014-48, Class AB 4.000% 10/25/40	138,840	147,510
Series 2007-32, Class Z 5.500% 4/25/37	48,378	54,310
Series 2010-60, Class HJ 5.500% 5/25/40	28,325	31,399
Federal National Mortgage Association REMIC Series 2007-B2, Class ZA 5.500% 6/25/37	41,747	46,482
U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	34,180	38,384

		958,310

Pass-Through Securities — 8.2%
Federal Home Loan Mortgage Corp.
Pool #Q37467 3.500% 11/01/45	246,443	259,266
Pool #Q37468 3.500% 11/01/45	173,225	182,726
Pool #G06057 4.500% 10/01/40	43,865	47,937
Pool #G60485 4.500% 10/01/41	58,810	64,289
Pool #G60469 4.500% 1/01/42	38,861	42,457
Pool #G60172 4.500% 9/01/43	35,180	38,666
Pool #G05253 5.000% 2/01/39	14,010	15,479
Pool #E85389 6.000% 9/01/16	772	780
Pool #G11431 6.000% 2/01/18	444	454
Pool #E85015 6.500% 8/01/16	188	190

	Principal Amount	Value
Pool #G00729 8.000% 6/01/27	$16,508	$19,922
Pool #554904 9.000% 3/01/17	25	26
Federal Home Loan Mortgage Corp. TBA
Pool #1330 3.500% 7/01/43 (c)	225,000	235,134
Pool #2865 4.000% 5/01/42 (c)	600,000	639,398
Federal National Mortgage Association
Pool #725692 2.398% 10/01/33 1 year CMT + 2.145%, FRN	17,811	18,729
Pool #888586 2.487% 10/01/34 1 year CMT + 2.214%, FRN	30,142	31,762
Pool #890564 3.000% 6/01/43	154,252	159,319
Pool #AS6187 3.500% 11/01/45	541,268	570,065
Pool #AS6306 3.500% 12/01/45	177,903	187,869
Pool #AS6293 3.500% 12/01/45	167,081	175,971
Pool #AS6475 3.500% 1/01/46	138,551	146,615
Pool #AS6476 3.500% 1/01/46	148,824	157,137
Pool #AS6477 3.500% 1/01/46	168,635	177,580
Pool #AL7566 4.500% 10/01/42	46,030	50,374
Pool #AL6997 4.500% 11/01/42	94,563	104,048
Pool #AD6437 5.000% 6/01/40	25,454	28,274
Pool #AD6996 5.000% 7/01/40	194,112	215,192
Pool #AL8173 5.000% 2/01/44	67,208	74,506
Pool #564594 7.000% 1/01/31	7,700	9,113
Pool #253795 7.000% 5/01/31	6,817	8,150
Pool #507061 7.500% 10/01/29	793	952
Pool #527761 7.500% 2/01/30	1,643	1,894
Pool #531196 7.500% 2/01/30	928	1,125
Pool #534119 7.500% 3/01/30	240	292
Pool #534420 7.500% 3/01/30	650	788

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #253183 7.500% 4/01/30	$2,708	$3,268
Pool #253265 7.500% 5/01/30	1,572	1,880
Pool #535248 8.000% 4/01/30	177	216
Pool #539460 8.000% 5/01/30	1,207	1,489
Pool #190317 8.000% 8/01/31	1,979	2,422
Federal National Mortgage Association TBA
Pool #1092 2.500% 7/01/42 (c)	825,000	821,262
Pool #2342 3.000% 6/01/28 (c)	775,000	808,301
Pool #6985 3.000% 1/01/43 (c)	1,009,000	1,032,964
Pool #15846 4.000% 10/01/42 (c)	425,000	453,505
Pool #19687 4.500% 5/01/40 (c)	500,000	543,555
Government National Mortgage Association
Pool #783896 3.500% 5/15/44	220,333	233,639
Pool #784026 3.500% 12/20/44	58,739	62,346
Pool #351528 7.000% 8/15/23	2,746	2,922
Pool #352049 7.000% 10/15/23	963	1,107
Pool #588012 7.000% 7/15/32	3,318	3,989
Pool #591581 7.000% 8/15/32	2,052	2,471
Pool #189371 7.500% 6/15/17	273	277
Government National Mortgage Association II
Pool #82488 1.750% 3/20/40 1 year CMT + 1.500%, FRN	29,353	30,383
Pool #82462 2.500% 1/20/40 1 year CMT + 1.500%, FRN	25,880	26,738
Pool #MA3036 4.500% 8/20/45	63,626	68,413
Pool #MA3378 4.500% 1/20/46	352,492	379,012
Government National Mortgage Association II TBA
Pool #994 3.000% 9/01/43 (c)	575,000	594,541

	Principal Amount	Value
Pool #2543 3.500% 2/01/44 (c)	$550,000	$580,207

		9,321,386

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $10,199,868)		10,279,696

U.S. TREASURY OBLIGATIONS — 2.5%
U.S. Treasury Bonds & Notes — 2.5%
U.S. Treasury Bond 2.875% 8/15/45	390,000	410,345
U.S. Treasury Bond 3.500% 2/15/39	220,000	261,804
U.S. Treasury Note (d) 0.625% 5/31/17	120,000	119,929
U.S. Treasury Note 1.625% 11/30/20	1,055,000	1,076,121
U.S. Treasury Note 2.125% 5/15/25	970,000	999,934

		2,868,133

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,862,319)		2,868,133

TOTAL BONDS & NOTES (Cost $36,491,708)		36,796,172

	Number of Shares

MUTUAL FUNDS — 9.5%
Diversified Financial — 9.5%
iShares China Large-Cap ETF	2,500	84,425
iShares MSCI Australia Index Fund	7,600	146,832
iShares MSCI EAFE Index Fund	73,430	4,195,056
iShares MSCI France Index Fund	4,800	116,064
iShares MSCI Germany Index Fund	8,700	223,851
iShares MSCI Hong Kong Index Fund	700	13,839
iShares MSCI Italy Capped Index Fund	4,400	53,680
iShares MSCI Japan Index Fund	40,400	460,964
iShares MSCI Netherlands ETF	3,800	93,480
iShares MSCI Singapore ETF	300	3,258
iShares MSCI South Korea Capped Index Fund	900	47,538
iShares MSCI Spain Index Fund	2,800	76,104
iShares MSCI Sweden Index Fund	2,300	67,735
iShares MSCI Switzerland Capped Index Fund	6,900	205,137
iShares MSCI Taiwan Index Fund	4,300	59,598

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
iShares MSCI United Kingdom ETF	24,300	$381,024
Vanguard FTSE Developed Markets ETF	74,840	2,683,762
Vanguard MSCI Emerging Markets ETF	55,800	1,929,564

		10,841,911

TOTAL MUTUAL FUNDS (Cost $11,592,028)		10,841,911

RIGHTS — 0.0%
Consumer, Cyclical — 0.0%
Auto Manufacturers — 0.0%
Safeway Casa Ley Contingent Value (a) (e)	3,821	3,859
Safeway PDC LLC Contingent Value (a) (e)	3,821	191

		4,050

TOTAL RIGHTS (Cost $4,050)		4,050

TOTAL LONG-TERM INVESTMENTS (Cost $113,629,388)		113,987,784

	Principal Amount
SHORT-TERM INVESTMENTS — 5.9%
Commercial Paper — 5.8%
AutoZone, Inc. (b) 0.700% 4/21/16	$345,000	344,901
BAT International Finance (b) 0.690% 4/07/16	512,000	511,955
Bell Canada (b) 0.740% 4/14/16	820,000	819,861
Edison International (b) 0.600% 4/08/16	495,000	494,950
Enterprise Products Operating LLC (b) 0.850% 4/04/16	581,000	580,972
Exelon Generation Co. LLC (b) 0.850% 4/05/16	511,000	510,968
Hyundai Capital America (b) 0.860% 5/09/16	385,000	384,789
Sempra Energy Holdings (b) 0.900% 4/01/16	815,000	814,990
South Carolina Electric & Gas 0.760% 4/06/16	577,000	576,957
Southern Co. (b) 0.700% 4/13/16	658,000	657,890
TELUS Corp. (b) 0.660% 4/12/16	500,000	499,923

	Principal Amount	Value
TransCanada Power Marketing (b) 0.950% 4/11/16	$449,000	$448,937

		6,647,093

Time Deposit — 0.1%
Euro Time Deposit 0.010% 4/01/16	167,961	167,961

TOTAL SHORT-TERM INVESTMENTS (Cost $6,814,619)		6,815,054

TOTAL INVESTMENTS — 105.5% (Cost $120,444,007) (f)		120,802,838

Other Assets/(Liabilities) — (5.5)%		(6,248,433)

NET ASSETS — 100.0%		$114,554,405

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
ARS	Auction Rate Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
ETF	Exchange-Traded Fund
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, these securities amounted to a value of $13,985,678 or 12.21% of net assets.
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2016, these securities amounted to a value of $4,050 or 0.00% of net assets.
(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Value Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.6%

COMMON STOCK — 99.6%
Basic Materials — 1.3%
Chemicals — 1.3%
Eastman Chemical Co.	10,180	$735,301
The Mosaic Co.	3,540	95,580

		830,881

Communications — 7.1%
Advertising — 0.9%
Nielsen Holdings PLC	11,220	590,845

Internet — 1.1%
Alphabet, Inc. Class A (a)	930	709,497

Media — 3.2%
CBS Corp. Class B	14,040	773,464
Comcast Corp. Class A	8,400	513,072
DISH Network Corp. Class A (a)	8,080	373,781
The Walt Disney Co.	3,210	318,785

		1,979,102

Telecommunications — 1.9%
T-Mobile US, Inc. (a)	10,650	407,895
Verizon Communications, Inc.	14,115	763,339

		1,171,234

		4,450,678

Consumer, Cyclical — 10.3%
Airlines — 0.6%
Delta Air Lines, Inc.	7,939	386,471

Auto Manufacturers — 0.7%
Ford Motor Co.	33,760	455,760

Automotive & Parts — 1.4%
Johnson Controls, Inc.	22,930	893,582

Home Builders — 0.9%
Lennar Corp. Class A	10,780	521,321

Home Furnishing — 0.7%
Whirlpool Corp.	2,310	416,585

Leisure Time — 1.6%
Carnival Corp.	19,290	1,017,933

Retail — 4.4%
Bed Bath & Beyond, Inc. (a)	3,120	154,877
Kohl’s Corp.	4,400	205,084
Macy’s, Inc.	4,280	188,705
Nordstrom, Inc. (b)	3,530	201,951
Wal-Mart Stores, Inc.	11,050	756,814
Walgreens Boots Alliance, Inc.	12,440	1,047,946
Williams-Sonoma, Inc.	3,740	204,728

		2,760,105

		6,451,757

	Number of Shares	Value
Consumer, Non-cyclical — 17.9%
Agriculture — 0.8%
Philip Morris International, Inc.	3,650	$358,102
Reynolds American, Inc.	3,140	157,973

		516,075

Beverages — 2.4%
The Coca-Cola Co.	20,060	930,583
PepsiCo, Inc.	5,247	537,713

		1,468,296

Biotechnology — 1.6%
Amgen, Inc.	2,844	426,401
Gilead Sciences, Inc.	6,310	579,636

		1,006,037

Cosmetics & Personal Care — 1.9%
The Procter & Gamble Co.	14,280	1,175,387

Health Care – Products — 0.9%
Zimmer Biomet Holdings, Inc.	5,470	583,266

Health Care – Services — 3.5%
HCA Holdings, Inc. (a)	2,490	194,345
Thermo Fisher Scientific, Inc.	3,180	450,256
UnitedHealth Group, Inc.	12,180	1,570,002

		2,214,603

Pharmaceuticals — 6.8%
Cardinal Health, Inc.	6,900	565,455
Eli Lilly & Co.	9,060	652,410
Pfizer, Inc.	58,470	1,733,051
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	25,070	1,341,496

		4,292,412

		11,256,076

Energy — 13.7%
Oil & Gas — 11.5%
Anadarko Petroleum Corp.	25,124	1,170,025
Apache Corp.	21,807	1,064,400
BP PLC Sponsored ADR (United Kingdom)	25,771	777,769
Chesapeake Energy Corp. (b)	18,062	74,416
Chevron Corp.	3,336	318,254
ConocoPhillips	21,853	880,020
Continental Resources, Inc. (a) (b)	8,373	254,204
Newfield Exploration Co. (a)	13,565	451,036
Phillips 66	6,804	589,158
Suncor Energy, Inc.	58,280	1,620,767

		7,200,049

Oil & Gas Services — 1.0%
Schlumberger Ltd.	8,861	653,499

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pipelines — 1.2%
Enbridge, Inc.	19,284	$750,340

		8,603,888

Financial — 22.8%
Banks — 2.7%
Bank of America Corp.	125,630	1,698,518

Diversified Financial — 13.2%
Ally Financial, Inc. (a)	108,930	2,039,170
Citigroup, Inc.	41,040	1,713,420
The Goldman Sachs Group, Inc.	3,138	492,603
JP Morgan Chase & Co.	33,520	1,985,054
Morgan Stanley	18,877	472,114
Synchrony Financial (a)	41,760	1,196,842
T. Rowe Price Group, Inc.	5,029	369,430

		8,268,633

Insurance — 3.9%
American International Group, Inc.	31,540	1,704,737
Aon PLC	7,398	772,721

		2,477,458

Real Estate Investment Trusts (REITS) — 3.0%
Crown Castle International Corp.	3,320	287,180
Digital Realty Trust, Inc.	3,970	351,305
Equity Residential	7,585	569,102
Public Storage	2,437	672,198

		1,879,785

		14,324,394

Industrial — 11.4%
Aerospace & Defense — 1.2%
Lockheed Martin Corp.	3,540	784,110

Building Materials — 1.1%
Louisiana-Pacific Corp. (a)	39,920	683,430

Electronics — 1.6%
TE Connectivity Ltd.	15,863	982,237

Environmental Controls — 0.7%
Waste Management, Inc.	7,343	433,237

Machinery – Construction & Mining — 0.3%
Caterpillar, Inc.	2,804	214,618

Manufacturing — 4.7%
Danaher Corp.	11,545	1,095,159
Eaton Corp. PLC	18,410	1,151,730
Parker Hannifin Corp.	6,104	678,032

		2,924,921

Transportation — 1.8%
CSX Corp.	18,440	474,830
FedEx Corp.	2,820	458,871
XPO Logistics, Inc. (a) (b)	5,560	170,692

		1,104,393

		7,126,946

	Number of Shares	Value
Technology — 11.6%
Computers — 3.1%
Apple, Inc.	6,354	$692,522
Synopsys, Inc. (a)	15,539	752,709
Western Digital Corp.	11,244	531,167

		1,976,398

Internet — 0.8%
Check Point Software Technologies Ltd. (a) (b)	5,782	505,751

Semiconductors — 4.5%
Broadcom Ltd.	10,536	1,627,812
Micron Technology, Inc. (a)	26,735	279,915
NXP Semiconductor NV (a)	3,640	295,095
Texas Instruments, Inc.	10,580	607,504

		2,810,326

Software — 3.2%
First Data Corp. Class A (a)	66,890	865,557
Microsoft Corp.	20,748	1,145,912

		2,011,469

		7,303,944

Utilities — 3.5%
Electric — 3.5%
Edison International	22,613	1,625,649
NextEra Energy, Inc.	1,857	219,757
PG&E Corp.	3,740	223,353
WEC Energy Group, Inc.	2,100	126,147

		2,194,906

TOTAL COMMON STOCK (Cost $60,142,802)		62,543,470

TOTAL EQUITIES (Cost $60,142,802)		62,543,470

MUTUAL FUNDS — 1.4%
Diversified Financial — 1.4%
State Street Navigator Securities Lending Prime Portfolio (c)	908,296	908,296

TOTAL MUTUAL FUNDS (Cost $908,296)		908,296

TOTAL LONG-TERM INVESTMENTS (Cost $61,051,098)		63,451,766

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.5%
Repurchase Agreement — 1.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/16, 0.010%, due 4/01/16 (d)	$926,102	$926,102

TOTAL SHORT-TERM INVESTMENTS (Cost $926,102)		926,102

TOTAL INVESTMENTS — 102.5% (Cost $61,977,200) (e)		64,377,868

Other Assets/(Liabilities) — (2.5)%		(1,575,473)

NET ASSETS — 100.0%		$62,802,395

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2016, was $888,277 or 1.41% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $926,102. Collateralized by U.S. Government Agency obligations with a rate of 1.625%, maturity date of 12/31/19, and an aggregate market value, including accrued interest, of $947,258.
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.6%

COMMON STOCK — 99.6%
Basic Materials — 2.5%
Chemicals — 1.4%
Cabot Corp.	15,600	$753,947
Celanese Corp. Series A	5,300	347,150
The Chemours Co.	16,873	118,111
The Dow Chemical Co.	32,910	1,673,803
Eastman Chemical Co.	3,100	223,913
Huntsman Corp.	29,700	395,010
The Mosaic Co.	11,600	313,200
Westlake Chemical Corp.	8,760	405,588

		4,230,722

Forest Products & Paper — 0.3%
Domtar Corp.	23,600	955,800

Iron & Steel — 0.7%
Nucor Corp.	14,900	704,770
Reliance Steel & Aluminum Co.	9,900	684,981
Steel Dynamics, Inc.	39,000	877,890
United States Steel Corp.	90	1,444

		2,269,085

Mining — 0.1%
Freeport-McMoRan, Inc.	31	321
Newmont Mining Corp.	6,500	172,770
Vulcan Materials Co.	2,500	263,925

		437,016

		7,892,623

Communications — 7.7%
Internet — 0.4%
Expedia, Inc.	5,040	543,413
Liberty Interactive Corp. Class A (a)	14,400	363,600
Symantec Corp.	19,900	365,762

		1,272,775

Media — 1.4%
Cablevision Systems Corp. Class A	16,600	547,800
Comcast Corp. Class A	6,300	384,804
DISH Network Corp. Class A (a)	2,700	124,902
Gannett Co., Inc.	74,777	1,132,124
Graham Holdings Co. Class B	6	2,880
John Wiley & Sons, Inc. Class A	1,400	68,446
Liberty Broadband Corp. Class A (a)	87	5,060
Liberty Media Corp. Class A (a)	50	1,932
News Corp. Class A	2,300	29,371
TEGNA, Inc.	24,055	564,330
Thomson Reuters Corp.	5,300	214,544
Time Warner, Inc.	15,290	1,109,289
Twenty-First Century Fox Class A	6,500	181,220

		4,366,702

	Number of Shares	Value
Telecommunications — 5.9%
ARRIS International PLC (a)	32,600	$747,192
AT&T, Inc.	133,214	5,217,992
CenturyLink, Inc.	23,407	748,088
Cisco Systems, Inc.	204,300	5,816,421
Corning, Inc.	36,100	754,129
EchoStar Corp. Class A (a)	16,045	710,633
Frontier Communications Corp.	119,389	667,384
Harris Corp.	6,238	485,691
Juniper Networks, Inc.	10,000	255,100
Level 3 Communications, Inc. (a)	7,900	417,515
Sprint Corp. (a)	185,800	646,584
T-Mobile US, Inc. (a)	5,250	201,075
Telephone & Data Systems, Inc.	17,818	536,144
US Cellular Corp. (a)	4,500	205,605
Verizon Communications, Inc.	11,300	611,104
Viavi Solutions, Inc. (a)	77,600	532,336

		18,552,993

		24,192,470

Consumer, Cyclical — 8.0%
Airlines — 0.4%
Copa Holdings SA Class A	7,700	521,675
JetBlue Airways Corp. (a)	33,900	715,968

		1,237,643

Auto Manufacturers — 1.4%
Ford Motor Co.	153,900	2,077,650
General Motors Co.	71,300	2,240,959

		4,318,609

Automotive & Parts — 0.6%
Allison Transmission Holdings, Inc.	6,500	175,370
The Goodyear Tire & Rubber Co.	26,900	887,162
Johnson Controls, Inc.	400	15,588
Lear Corp.	7,270	808,206

		1,886,326

Distribution & Wholesale — 0.3%
Fossil Group, Inc. (a)	12,400	550,808
Genuine Parts Co.	200	19,872
Ingram Micro, Inc. Class A	12,800	459,648
WESCO International, Inc. (a)	1,200	65,604

		1,095,932

Entertainment — 0.0%
Gaming and Leisure Properties, Inc.	76	2,350

Home Builders — 0.2%
D.R. Horton, Inc.	12,100	365,783
Lennar Corp.	9,800	379,358

		745,141

Home Furnishing — 0.2%
Whirlpool Corp.	2,850	513,969

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Household Products — 0.1%
Tupperware Brands Corp.	7,300	$423,254

Housewares — 0.0%
Newell Rubbermaid, Inc.	900	39,861

Leisure Time — 0.5%
Brunswick Corp.	11,500	551,770
Carnival Corp.	11,600	612,132
Norwegian Cruise Line Holdings Ltd. (a)	300	16,587
Royal Caribbean Cruises Ltd.	4,300	353,245

		1,533,734

Lodging — 0.0%
Hyatt Hotels Corp. Class A (a)	100	4,949

Retail — 4.2%
Best Buy Co., Inc.	36,500	1,184,060
Coach, Inc.	1,000	40,090
CST Brands, Inc.	400	15,316
CVS Health Corp.	2,580	267,623
Darden Restaurants, Inc.	7,600	503,880
Dillard’s, Inc. Class A	20	1,698
Foot Locker, Inc.	3,400	219,300
GameStop Corp. Class A	24,900	790,077
The Home Depot, Inc.	3,380	450,994
J.C. Penney Co., Inc. (a)	104,400	1,154,664
Kohl’s Corp.	9,600	447,456
Macy’s, Inc.	3,244	143,028
Nu Skin Enterprises, Inc. Class A	34,000	1,300,500
O’Reilly Automotive, Inc. (a)	1,510	413,227
Office Depot, Inc. (a)	34,000	241,400
PVH Corp.	2,570	254,584
Rite Aid Corp. (a)	18,700	152,405
Staples, Inc.	28,400	313,252
Target Corp.	20,700	1,703,196
Wal-Mart Stores, Inc.	42,100	2,883,429
Walgreens Boots Alliance, Inc.	4,900	412,776
World Fuel Services Corp.	3,500	170,030

		13,062,985

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	2,000	160,200

		25,024,953

Consumer, Non-cyclical — 16.5%
Agriculture — 1.0%
Altria Group, Inc.	7,300	457,418
Archer-Daniels-Midland Co.	22,100	802,451
Bunge Ltd.	8,300	470,361
Philip Morris International, Inc.	13,900	1,363,729

		3,093,959

Beverages — 0.0%
Molson Coors Brewing Co. Class B	260	25,007

	Number of Shares	Value
Biotechnology — 0.0%
Bio-Rad Laboratories, Inc. Class A (a)	570	$77,930

Commercial Services — 1.0%
Aaron’s, Inc.	900	22,590
The ADT Corp.	4,600	189,796
Automatic Data Processing, Inc.	4,100	367,811
Booz Allen Hamilton Holding Corp.	6,100	184,708
CoreLogic, Inc. (a)	10,200	353,940
Donnelley (R.R.) & Sons Co.	37,600	616,640
KAR Auction Services, Inc.	300	11,442
Macquarie Infrastructure Corp.	4,500	303,480
Manpower, Inc.	6,700	545,514
Paychex, Inc.	300	16,203
Quanta Services, Inc. (a)	28,100	633,936

		3,246,060

Cosmetics & Personal Care — 1.6%
Avon Products, Inc.	131,000	630,110
Colgate-Palmolive Co.	2,600	183,690
Edgewell Personal Care Co.	6,280	505,729
The Procter & Gamble Co.	44,510	3,663,618

		4,983,147

Foods — 1.1%
Campbell Soup Co.	3,400	216,886
ConAgra Foods, Inc.	6,200	276,644
Ingredion, Inc.	2,970	317,166
The J.M. Smucker Co.	1,820	236,309
Mondelez International, Inc. Class A	28,950	1,161,474
Pilgrim’s Pride Corp. (a)	1,900	48,260
Pinnacle Foods, Inc.	1,900	84,892
Sysco Corp.	3,300	154,209
Tyson Foods, Inc. Class A	12,800	853,248

		3,349,088

Health Care – Products — 5.3%
Alere, Inc. (a)	5,700	288,477
Baxter International, Inc.	18,000	739,440
Boston Scientific Corp. (a)	2,300	43,263
Hill-Rom Holdings, Inc.	7,600	382,280
Johnson & Johnson	95,570	10,340,674
Medtronic PLC	51,069	3,830,175
QIAGEN NV (a)	6,700	149,678
St. Jude Medical, Inc.	100	5,500
Stryker Corp.	900	96,561
Zimmer Biomet Holdings, Inc.	5,070	540,614

		16,416,662

Health Care – Services — 1.6%
Aetna, Inc.	4,631	520,293
Anthem, Inc.	7,650	1,063,274
Centene Corp. (a)	995	61,274
Community Health Systems, Inc. (a)	48,400	895,884
DaVita HealthCare Partners, Inc. (a)	2,500	183,450

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
DENTSPLY SIRONA, Inc.	6,100	$375,943
HCA Holdings, Inc. (a)	10,000	780,500
LifePoint Health, Inc. (a)	900	62,325
Quest Diagnostics, Inc.	700	50,015
UnitedHealth Group, Inc.	6,260	806,914
Universal Health Services, Inc. Class B	2,190	273,137

		5,073,009

Household Products — 0.2%
Avery Dennison Corp.	2,300	165,853
The Clorox Co.	960	121,018
Kimberly-Clark Corp.	2,860	384,698

		671,569

Pharmaceuticals — 4.7%
Abbott Laboratories	7,700	322,091
Allergan PLC (a)	780	209,063
Cardinal Health, Inc.	2,700	221,265
Endo International PLC (a)	9,900	278,685
Express Scripts Holding Co. (a)	14,100	968,529
Herbalife Ltd. (a)	9,000	554,040
Mallinckrodt PLC (a)	20,560	1,259,917
Merck & Co., Inc.	66,928	3,541,160
Mylan NV (a)	19,000	880,650
Perrigo Co. PLC	1,750	223,878
Pfizer, Inc.	185,513	5,498,605
Quintiles Transnational Holdings, Inc. (a)	2,500	162,750
VCA, Inc. (a)	3,300	190,377
VWR Corp. (a)	16,600	449,196

		14,760,206

		51,696,637

Energy — 10.1%
Energy – Alternate Sources — 0.2%
First Solar, Inc. (a)	1,600	109,552
TerraForm Power, Inc. Class A	59,100	511,215

		620,767

Oil & Gas — 8.7%
Anadarko Petroleum Corp.	80	3,726
Apache Corp.	12,528	611,492
California Resources Corp.	95	98
Chevron Corp.	38,785	3,700,089
ConocoPhillips	48	1,933
CVR Energy, Inc.	30,300	790,830
Denbury Resources, Inc.	14	31
Devon Energy Corp.	6,450	176,988
Diamond Offshore Drilling, Inc.	25,500	554,115
Ensco PLC Class A	69,500	720,715
Exxon Mobil Corp.	119,790	10,013,246
Hess Corp.	4,700	247,455
Marathon Oil Corp.	47,800	532,492

	Number of Shares	Value
Marathon Petroleum Corp.	18,240	$678,163
Murphy Oil Corp.	6,100	153,659
Murphy USA, Inc. (a)	8,200	503,890
Nabors Industries Ltd.	23,400	215,280
Noble Corp. PLC	66,900	692,415
Noble Energy, Inc.	80	2,513
Occidental Petroleum Corp.	30	2,053
PBF Energy, Inc. Class A	28,500	946,200
Phillips 66	19,300	1,671,187
QEP Resources, Inc.	45,600	643,416
Questar Corp.	6,100	151,280
Rowan Cos. PLC Class A	41,000	660,100
Seadrill Ltd. (a)	218,000	684,520
SM Energy Co.	23,900	447,886
Tesoro Corp.	6,350	546,163
Valero Energy Corp.	31,864	2,043,757
WPX Energy, Inc. (a)	66	461

		27,396,153

Oil & Gas Services — 1.1%
Baker Hughes, Inc.	2,603	114,089
Cameron International Corp. (a)	6,900	462,645
Frank’s International NV	28,900	476,272
HollyFrontier Corp.	25,200	890,064
National Oilwell Varco, Inc.	7,400	230,140
NOW, Inc. (a)	75	1,329
Oceaneering International, Inc.	10,000	332,400
Schlumberger Ltd.	7,500	553,125
Targa Resources Corp.	15,000	447,900

		3,507,964

Pipelines — 0.1%
National Fuel Gas Co.	1,150	57,558
Spectra Energy Corp.	3,000	91,800

		149,358

		31,674,242

Financial — 26.5%
Banks — 7.6%
Associated Banc-Corp.	7,350	131,859
Bank of America Corp.	327,473	4,427,435
Bank of Hawaii Corp.	920	62,818
The Bank of New York Mellon Corp.	30,450	1,121,473
BB&T Corp.	16,119	536,279
BOK Financial Corp.	700	38,234
Capital One Financial Corp.	16,250	1,126,287
Citizens Financial Group, Inc.	9,700	203,215
Commerce Bancshares, Inc.	4,111	184,789
East West Bancorp, Inc.	11,200	363,776
Fifth Third Bancorp	42,760	713,664
First Horizon National Corp.	6,616	86,670
First Republic Bank	2,600	173,264
Huntington Bancshares, Inc.	7,871	75,089
KeyCorp	28,000	309,120

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
M&T Bank Corp.	5	$555
Northern Trust Corp.	300	19,551
PacWest Bancorp	3,800	141,170
The PNC Financial Services Group, Inc.	17,636	1,491,477
Popular, Inc.	41,100	1,175,871
Regions Financial Corp.	113,060	887,521
State Street Corp.	9,800	573,496
SunTrust Banks, Inc.	23,300	840,664
SVB Financial Group (a)	3,470	354,114
Synovus Financial Corp.	6,571	189,968
TCF Financial Corp.	37,600	460,976
U.S. Bancorp	40,090	1,627,253
Wells Fargo & Co.	126,510	6,118,024
Zions Bancorp	19,750	478,147

		23,912,759

Diversified Financial — 6.2%
Air Lease Corp.	200	6,424
Ally Financial, Inc. (a)	25,900	484,848
American Express Co.	17,400	1,068,360
Ameriprise Financial, Inc.	160	15,042
CIT Group, Inc.	18,400	570,952
Citigroup, Inc.	104,671	4,370,014
CME Group, Inc.	11,260	1,081,523
Discover Financial Services	13,900	707,788
E*TRADE Financial Corp. (a)	10,500	257,145
FNF Group	2,557	86,682
The Goldman Sachs Group, Inc.	1,530	240,180
Intercontinental Exchange, Inc.	1,237	290,868
JP Morgan Chase & Co.	115,627	6,847,431
Morgan Stanley	53,200	1,330,532
The Nasdaq, Inc.	11,700	776,646
Navient Corp.	12,900	154,413
Raymond James Financial, Inc.	300	14,283
Santander Consumer USA Holdings, Inc. (a)	40,600	425,894
Synchrony Financial (a)	25,200	722,232

		19,451,257

Diversified Financial Services — 0.0%
Voya Financial, Inc.	1,800	53,586

Insurance — 7.5%
Aflac, Inc.	17,300	1,092,322
Alleghany Corp. (a)	825	409,365
Allied World Assurance Co. Holdings Ltd.	7,960	278,122
The Allstate Corp.	6,700	451,379
American Financial Group, Inc.	8,000	562,960
American International Group, Inc.	31,302	1,691,873
American National Insurance Co.	1,120	129,360
AmTrust Financial Services, Inc.	14,800	383,024
Arch Capital Group Ltd. (a)	4,100	291,510
Aspen Insurance Holdings Ltd.	11,600	553,320

	Number of Shares	Value
Assurant, Inc.	4,990	$384,978
Assured Guaranty Ltd.	31,400	794,420
Axis Capital Holdings Ltd.	3,100	171,926
Berkshire Hathaway, Inc. Class B (a)	31,100	4,412,468
Chubb Ltd.	8,931	1,064,129
Cincinnati Financial Corp.	9,920	648,371
CNA Financial Corp.	600	19,308
Endurance Specialty Holdings Ltd.	11,400	744,876
Everest Re Group Ltd.	4,760	939,767
Genworth Financial, Inc. Class A (a)	56,860	155,228
The Hanover Insurance Group, Inc.	4,300	387,946
The Hartford Financial Services Group, Inc.	15,190	699,955
Lincoln National Corp.	6,298	246,882
Loews Corp.	2,820	107,893
Markel Corp. (a)	555	494,821
Marsh & McLennan Cos., Inc.	3,600	218,844
Mercury General Corp.	90	4,995
MetLife, Inc.	22,940	1,007,984
Old Republic International Corp.	24,900	455,172
Principal Financial Group, Inc.	12,400	489,180
ProAssurance Corp.	1,900	96,140
The Progressive Corp.	9,400	330,316
Prudential Financial, Inc.	17,600	1,271,072
Reinsurance Group of America, Inc.	3,050	293,563
RenaissanceRe Holdings Ltd.	4,700	563,201
Torchmark Corp.	890	48,202
The Travelers Cos., Inc.	5,799	676,801
Unum Group	8,600	265,912
Validus Holdings Ltd.	7,300	344,487
W.R. Berkley Corp.	900	50,580
White Mountains Insurance Group Ltd.	53	42,538
XL Group PLC	9,550	351,440

		23,626,630

Real Estate — 0.2%
Four Corners Property Trust, Inc.	6,969	125,093
The Howard Hughes Corp. (a)	440	46,592
Jones Lang LaSalle, Inc.	3,580	420,006
WP Carey, Inc.	100	6,224

		597,915

Real Estate Investment Trusts (REITS) — 4.8%
Alexandria Real Estate Equities, Inc.	1,600	145,424
American Campus Communities, Inc.	100	4,709
American Capital Agency Corp.	35,700	665,091
Annaly Capital Management, Inc.	66,060	677,776
Apartment Investment & Management Co. Class A	4,300	179,826
Apple Hospitality REIT, Inc.	25,300	501,193
AvalonBay Communities, Inc.	4,294	816,719
Camden Property Trust	2,100	176,589
Care Capital Properties, Inc.	13,900	373,076

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
CBL & Associates Properties, Inc.	33,200	$395,080
Chimera Investment Corp.	63,620	864,596
Columbia Property Trust, Inc.	4,300	94,557
Communications Sales & Leasing, Inc. (a)	72	1,602
Corporate Office Properties Trust	2,700	70,848
Corrections Corporation of America	705	22,595
Digital Realty Trust, Inc.	1,900	168,131
Duke Realty Corp.	9,600	216,384
Equity Commonwealth (a)	13,467	380,039
Equity Residential	5,200	390,156
Essex Property Trust, Inc.	2,163	505,839
General Growth Properties, Inc.	3,540	105,244
HCP, Inc.	500	16,290
Hospitality Properties Trust	4,540	120,583
Host Hotels & Resorts, Inc.	13,503	225,500
Kilroy Realty Corp.	3,100	191,797
Kimco Realty Corp.	23,700	682,086
Liberty Property Trust	1,370	45,840
The Macerich Co.	4,182	331,382
MFA Financial, Inc.	94,400	646,640
Mid-America Apartment Communities, Inc.	2,600	265,746
National Retail Properties, Inc.	7,500	346,500
OMEGA Healthcare Investors, Inc.	11,500	405,950
Piedmont Office Realty Trust, Inc. Class A	30,000	609,300
Post Properties, Inc.	300	17,922
Prologis, Inc.	15,685	692,963
Realty Income Corp.	2,700	168,777
Regency Centers Corp.	4,800	359,280
Senior Housing Properties Trust	400	7,156
SL Green Realty Corp.	4,250	411,740
Spirit Realty Capital, Inc.	16,100	181,125
Starwood Property Trust, Inc.	26,700	505,431
Two Harbors Investment Corp.	66,300	526,422
UDR, Inc.	8,400	323,652
Ventas, Inc.	3,300	207,768
Vornado Realty Trust	4,638	437,966
Weingarten Realty Investors	4,400	165,088
Welltower, Inc.	5,700	395,238

		15,043,616

Savings & Loans — 0.2%
First Niagara Financial Group, Inc.	9,700	93,896
New York Community Bancorp, Inc.	21,290	338,511
People’s United Financial, Inc.	4,200	66,906

		499,313

		83,185,076

Industrial — 12.1%
Aerospace & Defense — 1.3%
General Dynamics Corp.	1,170	153,703
L-3 Communications Holdings, Inc.	2,260	267,810

	Number of Shares	Value
Northrop Grumman Corp.	2,490	$492,771
Orbital ATK, Inc.	3,000	260,820
Raytheon Co.	1,400	171,682
Spirit AeroSystems Holdings, Inc. Class A (a)	18,800	852,768
United Technologies Corp.	18,340	1,835,834

		4,035,388

Building Materials — 0.1%
Armstrong World Industries, Inc. (a)	400	19,348
Owens Corning, Inc.	7,200	340,416

		359,764

Electrical Components & Equipment — 0.6%
Emerson Electric Co.	7,800	424,164
Energizer Holdings, Inc.	24,700	1,000,597
SunPower Corp. (a)	13,600	303,824

		1,728,585

Electronics — 0.6%
Agilent Technologies, Inc.	1,700	67,745
Arrow Electronics, Inc. (a)	3,800	244,758
Avnet, Inc.	3,600	159,480
Dolby Laboratories, Inc. Class A	11,400	495,444
Gentex Corp.	3,100	48,639
Jabil Circuit, Inc.	39,500	761,165
PerkinElmer, Inc.	2,610	129,091

		1,906,322

Engineering & Construction — 0.8%
AECOM (a)	35,011	1,077,989
Chicago Bridge & Iron Co. NV	10,300	376,877
Fluor Corp.	6,200	332,940
Jacobs Engineering Group, Inc. (a)	5,400	235,170
KBR, Inc.	37,600	582,048

		2,605,024

Environmental Controls — 0.1%
Republic Services, Inc.	3,290	156,768
Waste Connections, Inc.	50	3,230
Waste Management, Inc.	2,340	138,060

		298,058

Hand & Machine Tools — 0.2%
Kennametal, Inc.	30,400	683,696
Lincoln Electric Holdings, Inc.	600	35,142
Stanley Black & Decker, Inc.	415	43,662

		762,500

Machinery – Construction & Mining — 1.0%
Babcock & Wilcox Enterprises, Inc. (a)	49,800	1,065,720
Caterpillar, Inc.	17,300	1,324,142
Joy Global, Inc.	39,400	633,158

		3,023,020

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery – Diversified — 0.9%
AGCO Corp.	15,070	$748,979
BWX Technologies, Inc.	30,200	1,013,512
Deere & Co.	11,600	893,084
IDEX Corp.	1,000	82,880
Roper Technologies, Inc.	190	34,726
SPX FLOW, Inc. (a)	4,700	117,876
Xylem, Inc.	1,700	69,530

		2,960,587

Manufacturing — 4.7%
AptarGroup, Inc.	5,100	399,891
Carlisle Cos., Inc.	5,600	557,200
Colfax Corp. (a)	15,600	446,004
Crane Co.	20	1,077
Danaher Corp.	2,600	246,636
Dover Corp.	6,000	385,980
Eaton Corp. PLC	5,672	354,840
General Electric Co.	338,990	10,776,492
Parker Hannifin Corp.	2,410	267,703
Pentair PLC	19	1,031
SPX Corp.	70	1,051
Teleflex, Inc.	1,740	273,198
Textron, Inc.	9,400	342,724
Trinity Industries, Inc.	33,900	620,709

		14,674,536

Metal Fabricate & Hardware — 0.3%
Valmont Industries, Inc.	6,380	790,099

Packaging & Containers — 0.4%
Bemis Co., Inc.	11,060	572,687
Crown Holdings, Inc. (a)	12,200	604,998
WestRock Co.	40	1,561

		1,179,246

Transportation — 0.8%
CSX Corp.	20,300	522,725
FedEx Corp.	3,920	637,862
Ryder System, Inc.	3,590	232,560
Teekay Corp.	94,000	814,040
Union Pacific Corp.	4,600	365,930

		2,573,117

Trucking & Leasing — 0.3%
AMERCO	70	25,012
GATX Corp.	18,400	874,000

		899,012

		37,795,258

Technology — 10.4%
Computers — 3.9%
Amdocs Ltd.	15,400	930,468
Brocade Communications Systems, Inc.	60,400	639,032
Computer Sciences Corp.	35,770	1,230,130

	Number of Shares	Value
CSRA, Inc.	13,470	$362,343
DST Systems, Inc.	3,000	338,310
EMC Corp.	53,700	1,431,105
Hewlett Packard Enterprise Co.	65,400	1,159,542
HP, Inc.	65,400	805,728
International Business Machines Corp.	9,550	1,446,348
Lexmark International, Inc. Class A	16,400	548,252
NCR Corp. (a)	41,000	1,227,130
NetApp, Inc.	28,000	764,120
SanDisk Corp.	5,600	426,048
Synopsys, Inc. (a)	6,500	314,860
Teradata Corp. (a)	18,400	482,816
Western Digital Corp.	2,200	103,928

		12,210,160

Office Equipment/Supplies — 0.4%
Pitney Bowes, Inc.	27,600	594,504
Xerox Corp.	54,156	604,381

		1,198,885

Semiconductors — 2.5%
Broadcom Ltd.	327	50,521
Cree, Inc. (a)	21,500	625,650
Intel Corp.	70,000	2,264,500
Lam Research Corp.	1,552	128,195
Maxim Integrated Products, Inc.	5,400	198,612
Micron Technology, Inc. (a)	40,500	424,035
NVIDIA Corp.	28,300	1,008,329
QUALCOMM, Inc.	36,400	1,861,496
Teradyne, Inc.	42,900	926,211
Xilinx, Inc.	9,000	426,870

		7,914,419

Software — 3.6%
Activision Blizzard, Inc.	9,400	318,096
ANSYS, Inc. (a)	1,400	125,244
CA, Inc.	28,890	889,523
The Dun & Bradstreet Corp.	2,610	269,039
Fidelity National Information Services, Inc.	1,900	120,289
Leidos Holdings, Inc.	15,950	802,604
Microsoft Corp.	105,300	5,815,719
Nuance Communications, Inc. (a)	34,700	648,543
Oracle Corp.	46,900	1,918,679
SS&C Technologies Holdings, Inc	3,800	240,996

		11,148,732

		32,472,196

Utilities — 5.8%
Electric — 5.4%
The AES Corp.	69,900	824,820
Alliant Energy Corp.	1,300	96,564
Ameren Corp.	1,160	58,116
American Electric Power Co., Inc.	11,230	745,672

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Calpine Corp. (a)	72,200	$1,095,274
CenterPoint Energy, Inc.	10,800	225,936
CMS Energy Corp.	10,500	445,620
Consolidated Edison, Inc.	5,360	410,683
DTE Energy Co.	4,210	381,679
Duke Energy Corp.	9,514	767,590
Edison International	10,780	774,974
Entergy Corp.	10,600	840,368
Eversource Energy	7,081	413,106
Exelon Corp.	30,875	1,107,177
FirstEnergy Corp.	24,827	893,027
Great Plains Energy, Inc.	4,237	136,643
Hawaiian Electric Industries, Inc.	2,800	90,720
NextEra Energy, Inc.	14,900	1,763,266
NRG Energy, Inc.	93,900	1,221,639
OGE Energy Corp.	2,220	63,559
PG&E Corp.	12,330	736,348
Pinnacle West Capital Corp.	960	72,067
PPL Corp.	26,000	989,820
Public Service Enterprise Group, Inc.	14,000	659,960
SCANA Corp.	7,020	492,453
The Southern Co.	12,850	664,731
TECO Energy, Inc.	8,030	221,066
WEC Energy Group, Inc.	4,420	265,509
Westar Energy, Inc.	200	9,922
Xcel Energy, Inc.	9,720	406,490

		16,874,799

Gas — 0.4%
AGL Resources, Inc.	4,160	270,983
Atmos Energy Corp.	4,350	323,031
NiSource, Inc.	3,290	77,512
Sempra Energy	2,320	241,396
UGI Corp.	1,135	45,729
Vectren Corp.	4,150	209,824

		1,168,475

Water — 0.0%
Aqua America, Inc.	25	795

		18,044,069

TOTAL COMMON STOCK (Cost $309,640,513)		311,977,524

TOTAL EQUITIES (Cost $309,640,513)		311,977,524

RIGHTS — 0.0%
Consumer, Cyclical — 0.0%
Retail — 0.0%
Safeway Casa Ley Contingent Value (a) (b)	9,300	9,393

	Number of Shares	Value
Safeway PDC, LLC Contingent Value (a) (b)	9,300	$465

		9,858

TOTAL RIGHTS (Cost $9,858)		9,858

TOTAL LONG-TERM INVESTMENTS (Cost $309,650,371)		311,987,382

	Principal Amount

SHORT-TERM INVESTMENTS — 0.3%
Repurchase Agreement — 0.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/16, 0.010%, due 4/01/16 (c)	$1,042,165	1,042,165

Time Deposit — 0.0%
Euro Time Deposit 0.010% 4/01/16	725	725

TOTAL SHORT-TERM INVESTMENTS (Cost $1,042,890)		1,042,890

TOTAL INVESTMENTS — 99.9% (Cost $310,693,261) (d)		313,030,272

Other Assets/(Liabilities) — 0.1%		400,190

NET ASSETS — 100.0%		$313,430,462

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2016, these securities amounted to a value of $9,858 or 0.00% of net assets.
(c)	Maturity value of $1,042,166. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 9/30/19, and an aggregate market value, including accrued interest, of $1,065,838.
(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.6%

COMMON STOCK — 97.6%
Basic Materials — 1.8%
Chemicals — 0.8%
PPG Industries, Inc.	8,470	$944,321

Mining — 1.0%
Vulcan Materials Co.	12,415	1,310,652

		2,254,973

Communications — 14.2%
Advertising — 1.5%
Nielsen Holdings PLC	34,750	1,829,935

Internet — 7.3%
Alphabet, Inc. Class C (a)	8,177	6,091,456
Amazon.com, Inc. (a)	1,510	896,396
Facebook, Inc. Class A (a)	17,320	1,976,212

		8,964,064

Media — 3.1%
Comcast Corp. Class A	62,420	3,812,614

Telecommunications — 2.3%
Verizon Communications, Inc.	53,040	2,868,403

		17,475,016

Consumer, Cyclical — 6.1%
Automotive & Parts — 0.9%
Delphi Automotive PLC	9,080	681,182
Lear Corp.	3,750	416,887

		1,098,069

Retail — 5.2%
AutoZone, Inc. (a)	1,846	1,470,690
CarMax, Inc. (a) (b)	7,890	403,179
The Home Depot, Inc.	18,040	2,407,077
McDonald’s Corp.	17,410	2,188,089

		6,469,035

		7,567,104

Consumer, Non-cyclical — 27.9%
Agriculture — 3.3%
Philip Morris International, Inc.	41,311	4,053,022

Beverages — 2.7%
PepsiCo, Inc.	31,950	3,274,236

Commercial Services — 3.6%
The McGraw Hill Financial, Inc.	14,980	1,482,720
McKesson Corp.	6,450	1,014,263
PayPal Holdings, Inc. (a)	49,990	1,929,614

		4,426,597

Foods — 5.5%
The Kraft Heinz Co.	44,270	3,477,851
Mondelez International, Inc. Class A	82,470	3,308,697

		6,786,548

	Number of Shares	Value
Health Care – Products — 4.0%
Boston Scientific Corp. (a)	89,620	$1,685,752
Johnson & Johnson	29,920	3,237,344

		4,923,096

Health Care – Services — 2.2%
UnitedHealth Group, Inc.	20,960	2,701,744

Household Products — 0.1%
Henkel AG & Co. KGaA	1,790	175,893

Pharmaceuticals — 6.5%
Bristol-Myers Squibb Co.	35,240	2,251,131
Express Scripts Holding Co. (a)	36,280	2,492,073
Merck & Co., Inc.	35,370	1,871,427
Mylan NV (a)	29,810	1,381,694

		7,996,325

		34,337,461

Energy — 6.6%
Oil & Gas — 5.0%
Chevron Corp.	31,639	3,018,361
Noble Energy, Inc.	38,669	1,214,593
Suncor Energy, Inc.	69,460	1,931,683

		6,164,637

Oil & Gas Services — 0.6%
HollyFrontier Corp.	19,001	671,115

Pipelines — 1.0%
Magellan Midstream Partners LP	18,515	1,273,832

		8,109,584

Financial — 16.8%
Banks — 3.2%
The Bank of New York Mellon Corp.	58,940	2,170,760
M&T Bank Corp.	9,340	1,036,740
SunTrust Banks, Inc.	20,660	745,413

		3,952,913

Diversified Financial — 6.9%
Citigroup, Inc.	69,724	2,910,977
CME Group, Inc.	41,795	4,014,410
Discover Financial Services	29,770	1,515,888

		8,441,275

Insurance — 5.0%
Berkshire Hathaway, Inc. Class B (a)	24,120	3,422,145
Marsh & McLennan Cos., Inc.	19,833	1,205,648
The Progressive Corp.	42,640	1,498,370

		6,126,163

Real Estate Investment Trusts (REITS) — 1.7%
Simon Property Group, Inc.	10,210	2,120,515

		20,640,866

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Industrial — 12.0%
Aerospace & Defense — 2.1%
Lockheed Martin Corp.	6,210	$1,375,515
United Technologies Corp.	11,840	1,185,184

		2,560,699

Electronics — 1.3%
Tyco International PLC	43,480	1,596,151

Environmental Controls — 1.3%
Republic Services, Inc.	10,560	503,184
Waste Connections, Inc.	17,377	1,122,380

		1,625,564

Machinery – Diversified — 1.0%
Deere & Co.	16,460	1,267,255

Manufacturing — 4.3%
General Electric Co.	165,220	5,252,344

Transportation — 2.0%
Canadian National Railway Co.	18,780	1,172,999
Canadian Pacific Railway Ltd.	9,570	1,269,843

		2,442,842

		14,744,855

Technology — 9.4%
Computers — 7.7%
Amdocs Ltd.	40,110	2,423,446
Apple, Inc.	58,935	6,423,326
Western Digital Corp.	14,136	667,784

		9,514,556

Office Equipment/Supplies — 1.0%
Xerox Corp.	112,060	1,250,590

Semiconductors — 0.7%
Applied Materials, Inc.	37,330	790,649

		11,555,795

Utilities — 2.8%
Electric — 2.2%
OGE Energy Corp.	14,970	428,591
PG&E Corp.	36,760	2,195,307

		2,623,898

Gas — 0.6%
AmeriGas Partners LP	17,695	769,201

		3,393,099

TOTAL COMMON STOCK (Cost $111,246,321)		120,078,753

TOTAL EQUITIES (Cost $111,246,321)		120,078,753

	Number of Shares	Value
MUTUAL FUNDS — 0.0%
Diversified Financial — 0.0%
State Street Navigator Securities Lending Prime Portfolio (c)	6,688	$6,688

TOTAL MUTUAL FUNDS (Cost $6,688)		6,688

TOTAL LONG-TERM INVESTMENTS (Cost $111,253,009)		120,085,441

	Principal Amount
SHORT-TERM INVESTMENTS — 2.2%
Repurchase Agreement — 2.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/16, 0.010%, due 4/01/16 (d)	$2,639,293	2,639,293

Time Deposit — 0.0%
Euro Time Deposit 0.010% 4/01/16	3,205	3,205

TOTAL SHORT-TERM INVESTMENTS (Cost $2,642,498)		2,642,498

TOTAL INVESTMENTS — 99.8% (Cost $113,895,507) (e)		122,727,939

Other Assets/(Liabilities) — 0.2%		265,832

NET ASSETS — 100.0%		$122,993,771

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2016, was $6,541 or 0.01% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $2,639,294. Collateralized by U.S. Government Agency obligations with a rate of 1.625%, maturity date of 12/31/19, and an aggregate market value, including accrued interest, of $2,693,286.
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.5%

COMMON STOCK — 100.5%
Basic Materials — 2.1%
Chemicals — 1.9%
Air Products & Chemicals, Inc.	5,840	$841,252
Ashland, Inc.	280	30,789
Celanese Corp. Series A	590	38,645
CF Industries Holdings, Inc.	19,500	611,130
The Chemours Co.	21,422	149,954
The Dow Chemical Co.	21,200	1,078,232
E.I. du Pont de Nemours & Co.	18,800	1,190,416
Eastman Chemical Co.	2,196	158,617
Ecolab, Inc.	8	892
Huntsman Corp.	60,900	809,970
LyondellBasell Industries NV Class A	27,570	2,359,441
Monsanto Co.	10,560	926,534
PPG Industries, Inc.	10,800	1,204,092

		9,399,964

Forest Products & Paper — 0.1%
International Paper Co.	6,400	262,656

Iron & Steel — 0.1%
Steel Dynamics, Inc.	10,900	245,359

Mining — 0.0%
Southern Copper Corp.	2	55

		9,908,034

Communications — 19.4%
Advertising — 0.5%
The Interpublic Group of Companies, Inc.	42,700	979,965
Nielsen Holdings PLC	12,000	631,920
Omnicom Group, Inc.	12,000	998,760

		2,610,645

Internet — 10.0%
Alphabet, Inc. Class A (a)	13,319	10,161,065
Alphabet, Inc. Class C (a)	11,949	8,901,407
Amazon.com, Inc. (a)	10,491	6,227,877
CDW Corp.	5,900	244,850
eBay, Inc. (a)	91,630	2,186,292
Equinix, Inc.	7	2,315
Expedia, Inc.	6,602	711,828
F5 Networks, Inc. (a)	14,060	1,488,251
Facebook, Inc. Class A (a)	87,050	9,932,405
FireEye, Inc. (a)	51,900	933,681
GoDaddy, Inc. Class A (a)	14,500	468,785
Groupon, Inc. (a)	45,400	181,146
IAC/InterActiveCorp	19,400	913,352
Liberty Interactive Corp. QVC Group Class A (a)	22,100	558,025

	Number of Shares	Value
Liberty Ventures Series A (a)	6,470	$253,106
Netflix, Inc. (a)	10,617	1,085,376
The Priceline Group, Inc. (a)	2,005	2,584,365
Rackspace Hosting, Inc. (a)	35,200	759,968
VeriSign, Inc. (a)	3,940	348,848

		47,942,942

Media — 4.8%
AMC Networks, Inc. Class A (a)	6,900	448,086
Cablevision Systems Corp. Class A	27,300	900,900
CBS Corp. Class B	10,100	556,409
Comcast Corp. Class A	87,600	5,350,608
Discovery Communications, Inc. Series A (a)	7,300	208,999
Discovery Communications, Inc. Series C (a)	8,000	216,000
DISH Network Corp. Class A (a)	7,500	346,950
FactSet Research Systems, Inc.	4,250	644,002
MSG Networks, Inc. Class A (a)	55,900	966,511
Scripps Networks Interactive Class A	16,100	1,054,550
Sirius XM Holdings, Inc. (a)	162,300	641,085
Starz Class A (a)	19,200	505,536
Time Warner Cable, Inc.	9,730	1,990,953
Time Warner, Inc.	23,400	1,697,670
Twenty-First Century Fox Class A	11,900	331,772
Twenty-First Century Fox, Inc. Class B	10,800	304,560
Viacom, Inc. Class B	19,300	796,704
The Walt Disney Co.	61,660	6,123,455

		23,084,750

Telecommunications — 4.1%
Arista Networks, Inc. (a)	15,400	971,740
ARRIS International PLC (a)	55,100	1,262,892
AT&T, Inc.	45,500	1,782,235
CommScope Holding Co., Inc. (a)	1,000	27,920
Harris Corp.	8,970	698,404
Juniper Networks, Inc.	53,000	1,352,030
Level 3 Communications, Inc. (a)	40	2,114
Motorola Solutions, Inc.	19,800	1,498,860
Palo Alto Networks, Inc. (a)	1,700	277,338
Verizon Communications, Inc.	221,000	11,951,680

		19,825,213

		93,463,550

Consumer, Cyclical — 18.4%
Airlines — 2.2%
Alaska Air Group, Inc.	26,800	2,198,136
American Airlines Group, Inc.	39,300	1,611,693
Delta Air Lines, Inc.	62,500	3,042,500
JetBlue Airways Corp. (a)	84,400	1,782,528
Southwest Airlines Co.	42,700	1,912,960
Spirit Airlines, Inc. (a)	2,300	110,354

		10,658,171

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Apparel — 1.4%
Carter’s, Inc.	5,100	$537,438
Michael Kors Holdings Ltd. (a)	30,900	1,760,064
Nike, Inc. Class B	45,380	2,789,509
Ralph Lauren Corp.	8,450	813,397
Skechers U.S.A., Inc. Class A (a)	21,810	664,114
VF Corp.	400	25,904

		6,590,426

Auto Manufacturers — 0.1%
Paccar, Inc.	11,900	650,811

Automotive & Parts — 0.9%
Allison Transmission Holdings, Inc.	12,300	331,854
BorgWarner, Inc.	80	3,072
Delphi Automotive PLC	10,500	787,710
Lear Corp.	16,590	1,844,310
Visteon Corp.	15,550	1,237,625

		4,204,571

Distribution & Wholesale — 0.8%
Fossil Group, Inc. (a)	25,910	1,150,922
Genuine Parts Co.	2,600	258,336
HD Supply Holdings, Inc. (a)	27,800	919,346
Ingram Micro, Inc. Class A	39,300	1,411,263

		3,739,867

Entertainment — 0.6%
Cinemark Holdings, Inc.	4,800	171,984
The Madison Square Garden Co. Class A (a)	2,233	371,482
Regal Entertainment Group Class A	64,100	1,355,074
Six Flags Entertainment Corp.	22,600	1,254,074

		3,152,614

Home Builders — 0.3%
D.R. Horton, Inc.	5,500	166,265
Lennar Corp.	21,200	820,652
NVR, Inc. (a)	130	225,212
Thor Industries, Inc.	2,300	146,671

		1,358,800

Home Furnishing — 0.2%
Harman International Industries, Inc.	1,590	141,574
Tempur Sealy International, Inc. (a)	5,600	340,424
Whirlpool Corp.	3,560	642,010

		1,124,008

Household Products — 0.2%
Tupperware Brands Corp.	14,800	858,104

Housewares — 0.1%
Newell Rubbermaid, Inc.	5,700	252,453
The Toro Co.	3,180	273,862

		526,315

Leisure Time — 0.5%
Brunswick Corp.	23,200	1,113,136

	Number of Shares	Value
Harley-Davidson, Inc.	15,300	$785,349
Jarden Corp. (a)	75	4,421
Norwegian Cruise Line Holdings Ltd. (a)	8,400	464,436

		2,367,342

Lodging — 0.5%
Las Vegas Sands Corp.	13,500	697,680
Marriott International, Inc. Class A	6,167	438,967
Starwood Hotels & Resorts Worldwide, Inc.	1,300	108,459
Wyndham Worldwide Corp.	15,600	1,192,308

		2,437,414

Retail — 10.5%
AutoNation, Inc. (a)	2,500	116,700
AutoZone, Inc. (a)	1,308	1,042,071
Bed Bath & Beyond, Inc. (a)	34,300	1,702,652
Brinker International, Inc.	39,600	1,819,620
Chipotle Mexican Grill, Inc. (a)	3	1,413
Coach, Inc.	309	12,388
Costco Wholesale Corp.	5,120	806,810
CST Brands, Inc.	27,600	1,056,804
CVS Health Corp.	29,050	3,013,356
Darden Restaurants, Inc.	24,200	1,604,460
Dick’s Sporting Goods, Inc.	16,800	785,400
Dillard’s, Inc. Class A	9,150	776,926
Dollar General Corp.	11,500	984,400
Dollar Tree, Inc. (a)	27	2,226
Domino’s Pizza, Inc.	8,970	1,182,784
DSW, Inc. Class A	100	2,764
Dunkin’ Brands Group, Inc.	3,800	179,246
Foot Locker, Inc.	15,600	1,006,200
The Gap, Inc.	48,800	1,434,720
GNC Holdings, Inc. Class A	59,500	1,889,125
The Home Depot, Inc.	49,020	6,540,739
L Brands, Inc.	3,500	307,335
Lowe’s Cos., Inc.	37,400	2,833,050
Macy’s, Inc.	31,600	1,393,244
McDonald’s Corp.	46,010	5,782,537
The Michaels Cos., Inc. (a)	2,800	78,316
Nordstrom, Inc.	25,600	1,464,576
Nu Skin Enterprises, Inc. Class A	50,530	1,932,772
O’Reilly Automotive, Inc. (a)	6,410	1,754,161
Penske Auto Group, Inc.	23,200	879,280
Rite Aid Corp. (a)	27,100	220,865
Ross Stores, Inc.	5,560	321,924
Starbucks Corp.	48,600	2,901,420
Target Corp.	23,100	1,900,668
Tiffany & Co.	2,000	146,760
The TJX Cos., Inc.	15,020	1,176,817
Urban Outfitters, Inc. (a)	21,600	714,744
Walgreens Boots Alliance, Inc.	3,400	286,416
Williams-Sonoma, Inc.	1,000	54,740

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
World Fuel Services Corp.	3,300	$160,314
Yum! Brands, Inc.	1,840	150,604

		50,421,347

Textiles — 0.0%
Cintas Corp.	2,600	233,506

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	4,370	350,037

		88,673,333

Consumer, Non-cyclical — 27.2%
Agriculture — 1.8%
Altria Group, Inc.	58,970	3,695,060
Philip Morris International, Inc.	32,670	3,205,254
Reynolds American, Inc.	37,480	1,885,619

		8,785,933

Beverages — 2.5%
Brown-Forman Corp. Class B	7	689
The Coca-Cola Co.	70,460	3,268,640
Coca-Cola Enterprises, Inc.	10,900	553,066
Constellation Brands, Inc. Class A	7,680	1,160,371
Dr. Pepper Snapple Group, Inc.	12,000	1,073,040
Monster Beverage Corp. (a)	1,550	206,739
PepsiCo, Inc.	53,823	5,515,781

		11,778,326

Biotechnology — 4.2%
Alkermes PLC (a)	2,500	85,475
Amgen, Inc.	48,650	7,294,094
Biogen, Inc. (a)	8,890	2,314,245
Charles River Laboratories International, Inc. (a)	8,900	675,866
Gilead Sciences, Inc.	106,420	9,775,741

		20,145,421

Commercial Services — 4.3%
Aaron’s, Inc.	750	18,825
Automatic Data Processing, Inc.	10,880	976,045
Booz Allen Hamilton Holding Corp.	2,800	84,784
CoreLogic, Inc. (a)	12,500	433,750
Donnelley (R.R.) & Sons Co.	109,000	1,787,600
Equifax, Inc.	9,150	1,045,753
FleetCor Technologies, Inc. (a)	750	111,562
Gartner, Inc. (a)	3,900	348,465
Genpact Ltd. (a)	51,500	1,400,285
Global Payments, Inc.	7,240	472,772
H&R Block, Inc.	10,300	272,126
Hertz Global Holdings, Inc. (a)	69,900	736,047
KAR Auction Services, Inc.	22,500	858,150
The McGraw Hill Financial, Inc.	360	35,633
McKesson Corp.	10,460	1,644,835
Moody’s Corp.	7,900	762,824
Paychex, Inc.	5,200	280,852
Quanta Services, Inc. (a)	31,700	715,152

	Number of Shares	Value
Robert Half International, Inc.	4,100	$190,978
SEI Investments Co.	11,200	482,160
Service Corp. International	3,600	88,848
ServiceMaster Global Holdings, Inc. (a)	35,600	1,341,408
Total System Services, Inc.	4,600	218,868
United Rentals, Inc. (a)	16,070	999,393
Vantiv, Inc. Class A (a)	11,100	598,068
Verisk Analytics, Inc. (a)	7,800	623,376
Visa, Inc. Class A	31,220	2,387,706
Western Union Co.	79,220	1,528,154
WEX, Inc. (a)	3,270	272,587

		20,717,006

Cosmetics & Personal Care — 0.4%
Colgate-Palmolive Co.	10,980	775,737
Coty, Inc. Class A	10,400	289,432
The Estee Lauder Cos., Inc. Class A	8,860	835,587

		1,900,756

Foods — 2.6%
Blue Buffalo Pet Products, Inc. (a)	25,800	662,028
Campbell Soup Co.	1,200	76,548
Flowers Foods, Inc.	35,300	651,638
General Mills, Inc.	22,160	1,403,836
The Hershey Co.	900	82,881
Hormel Foods Corp.	28,000	1,210,720
Ingredion, Inc.	3,530	376,968
Kellogg Co.	940	71,957
The Kraft Heinz Co.	21,866	1,717,793
The Kroger Co.	55,720	2,131,290
McCormick & Co., Inc.	2,400	238,752
Pilgrim’s Pride Corp. (a)	67,000	1,701,800
Sysco Corp.	1,200	56,076
Tyson Foods, Inc. Class A	29,700	1,979,802
WhiteWave Foods Co. (a)	23	935

		12,363,024

Health Care – Products — 2.6%
Alere, Inc. (a)	1,700	86,037
Align Technology, Inc. (a)	3,600	261,684
Baxter International, Inc.	29,120	1,196,249
Becton, Dickinson & Co.	4,290	651,308
Bruker Corp.	48,200	1,349,600
C.R. Bard, Inc.	2,360	478,301
Edwards Lifesciences Corp. (a)	7,200	635,112
Henry Schein, Inc. (a)	2,590	447,112
Hill-Rom Holdings, Inc.	2,200	110,660
Hologic, Inc. (a)	30,900	1,066,050
Intuitive Surgical, Inc. (a)	2,056	1,235,759
Johnson & Johnson	26,130	2,827,266
ResMed, Inc.	5,900	341,138
St. Jude Medical, Inc.	8,140	447,700
Stryker Corp.	4,200	450,618
Varian Medical Systems, Inc. (a)	10,200	816,204

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Zimmer Biomet Holdings, Inc.	370	$39,453

		12,440,251

Health Care – Services — 3.2%
Aetna, Inc.	8,800	988,680
Anthem, Inc.	9,330	1,296,777
Centene Corp. (a)	14,711	905,756
Cigna Corp.	9,890	1,357,304
DaVita HealthCare Partners, Inc. (a)	60	4,403
DENTSPLY SIRONA, Inc.	6,612	407,497
HCA Holdings, Inc. (a)	22,700	1,771,735
Humana, Inc.	1,710	312,844
Laboratory Corporation of America Holdings (a)	1,677	196,427
LifePoint Health, Inc. (a)	22,500	1,558,125
MEDNAX, Inc. (a)	8,800	568,656
Premier, Inc. (a)	24,484	816,786
Thermo Fisher Scientific, Inc.	1,090	154,333
UnitedHealth Group, Inc.	40,150	5,175,335
Universal Health Services, Inc. Class B	530	66,102

		15,580,760

Household Products — 0.5%
Avery Dennison Corp.	9,900	713,889
Church & Dwight Co., Inc.	5,560	512,521
The Clorox Co.	2,790	351,707
Kimberly-Clark Corp.	4,640	624,127

		2,202,244

Pharmaceuticals — 5.1%
AbbVie, Inc.	95,183	5,436,853
Allergan PLC (a)	168	45,029
AmerisourceBergen Corp.	10,060	870,693
Bristol-Myers Squibb Co.	19,100	1,220,108
Cardinal Health, Inc.	19,000	1,557,050
Eli Lilly & Co.	28,000	2,016,280
Endo International PLC (a)	9,300	261,795
Express Scripts Holding Co. (a)	33,780	2,320,348
Herbalife Ltd. (a)	35,080	2,159,525
Jazz Pharmaceuticals Plc (a)	1,060	138,383
Mallinckrodt PLC (a)	26,018	1,594,383
Mead Johnson Nutrition Co.	13,500	1,147,095
Medivation, Inc. (a)	60	2,759
Merck & Co., Inc.	26,500	1,402,115
Mylan NV (a)	25,900	1,200,465
Quintiles Transnational Holdings, Inc. (a)	8,700	566,370
United Therapeutics Corp. (a)	13,390	1,492,048
VCA, Inc. (a)	7,500	432,675
VWR Corp. (a)	14,200	384,252
Zoetis, Inc.	9,800	434,434

		24,682,660

		130,596,381

	Number of Shares	Value
Energy — 0.5%
Oil & Gas — 0.4%
Continental Resources, Inc. (a)	40	$1,215
CVR Energy, Inc.	7,400	193,140
EOG Resources, Inc.	90	6,532
Marathon Petroleum Corp.	8,800	327,184
Murphy USA, Inc. (a)	14,300	878,735
Tesoro Corp.	4,500	387,045

		1,793,851

Oil & Gas Services — 0.1%
FMC Technologies, Inc. (a)	8,800	240,768
HollyFrontier Corp.	6,100	215,452
Oceaneering International, Inc.	5,600	186,144
RPC, Inc.	50	709
Schlumberger Ltd.	70	5,162

		648,235

		2,442,086

Financial — 4.7%
Banks — 0.1%
The Bank of New York Mellon Corp.	8,100	298,323
Signature Bank (a)	2,090	284,491
SVB Financial Group (a)	1,740	177,567

		760,381

Diversified Financial — 2.3%
Air Lease Corp.	53,400	1,715,208
Ally Financial, Inc. (a)	44,800	838,656
American Express Co.	19,000	1,166,600
Ameriprise Financial, Inc.	8,930	839,509
BlackRock, Inc.	2,130	725,414
The Charles Schwab Corp.	10,000	280,200
Credit Acceptance Corp. (a)	5,470	993,079
Federated Investors, Inc. Class B	80	2,308
Intercontinental Exchange, Inc.	1,090	256,303
Invesco Ltd.	8,900	273,853
Lazard Ltd. Class A	7,500	291,000
LPL Financial Holdings, Inc.	23,100	572,880
MasterCard, Inc. Class A	5,260	497,070
Santander Consumer USA Holdings, Inc. (a)	61,000	639,890
SLM Corp. (a)	88,200	560,952
T. Rowe Price Group, Inc.	13,900	1,021,094
TD Ameritrade Holding Corp.	8,100	255,393
Waddell & Reed Financial, Inc. Class A	3,600	84,744

		11,014,153

Insurance — 0.9%
AmTrust Financial Services, Inc.	6,661	172,387
Aon PLC	10,850	1,133,283
Arthur J. Gallagher & Co.	3,200	142,336
Berkshire Hathaway, Inc. Class B (a)	5,940	842,767
Erie Indemnity Co. Class A	90	8,369

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Markel Corp. (a)	1,090	$971,811
Marsh & McLennan Cos., Inc.	14,200	863,218

		4,134,171

Real Estate — 0.4%
CBRE Group, Inc. (a)	26,100	752,202
Four Corners Property Trust, Inc.	11,023	197,863
The Howard Hughes Corp. (a)	6,350	672,401
Jones Lang LaSalle, Inc.	1,400	164,248

		1,786,714

Real Estate Investment Trusts (REITS) — 1.0%
American Tower Corp.	1,935	198,086
Boston Properties, Inc.	6,700	851,436
Crown Castle International Corp.	3,000	259,500
Digital Realty Trust, Inc.	600	53,094
Equity Lifestyle Properties, Inc.	2,800	203,644
Extra Space Storage, Inc.	2,200	205,612
Iron Mountain, Inc.	43	1,458
Lamar Advertising Co.Class A	1,000	61,500
Public Storage	5,100	1,406,733
Simon Property Group, Inc.	3,189	662,323
Tanger Factory Outlet Centers, Inc.	5,200	189,228
Taubman Centers, Inc.	400	28,492
Welltower, Inc.	8,300	575,522

		4,696,628

		22,392,047

Industrial — 10.9%
Aerospace & Defense — 1.2%
The Boeing Co.	21,490	2,727,941
General Dynamics Corp.	3,360	441,403
Lockheed Martin Corp.	1,790	396,485
Northrop Grumman Corp.	2,560	506,624
Rockwell Collins, Inc.	1,400	129,094
Spirit AeroSystems Holdings, Inc. Class A (a)	35,500	1,610,280
TransDigm Group, Inc. (a)	250	55,085
United Technologies Corp.	50	5,005

		5,871,917

Airlines — 0.4%
United Continental Holdings, Inc. (a)	29,855	1,787,120

Building Materials — 0.6%
Armstrong World Industries, Inc. (a)	800	38,696
GCP Applied Technologies, Inc. (a)	70,900	1,413,746
Lennox International, Inc.	10	1,352
Masco Corp.	41,900	1,317,755

		2,771,549

Electrical Components & Equipment — 0.4%
Acuity Brands, Inc.	2,230	486,452
AMETEK, Inc.	8,575	428,579
Emerson Electric Co.	16,910	919,566
SunPower Corp. (a)	100	2,234

		1,836,831

	Number of Shares	Value
Electronics — 0.8%
Allegion PLC	2,600	$165,646
Amphenol Corp. Class A	500	28,910
Gentex Corp.	41,320	648,311
Jabil Circuit, Inc.	57,800	1,113,806
Keysight Technologies, Inc. (a)	6,110	169,491
Mettler-Toledo International, Inc. (a)	1,760	606,778
PerkinElmer, Inc.	12,500	618,250
Trimble Navigation Ltd. (a)	20	496
Waters Corp. (a)	2,120	279,670

		3,631,358

Engineering & Construction — 0.2%
AECOM (a)	29,700	914,463

Environmental Controls — 0.0%
Clean Harbors, Inc. (a)	200	9,868
Stericycle, Inc. (a)	1,620	204,428
Waste Management, Inc.	400	23,600

		237,896

Hand & Machine Tools — 0.1%
Lincoln Electric Holdings, Inc.	2,800	163,996
Snap-on, Inc.	2,270	356,367

		520,363

Machinery – Construction & Mining — 0.6%
Babcock & Wilcox Enterprises, Inc. (a)	74,500	1,594,300
Caterpillar, Inc.	14,580	1,115,953
Ingersoll-Rand PLC	1,300	80,613

		2,790,866

Machinery – Diversified — 1.6%
BWX Technologies, Inc.	41,800	1,402,808
Cummins, Inc.	7,990	878,421
Deere & Co.	13,000	1,000,870
Flowserve Corp.	90	3,997
Graco, Inc.	18,600	1,561,656
IDEX Corp.	50	4,144
Nordson Corp.	12,200	927,688
Rockwell Automation, Inc.	8,590	977,112
Roper Technologies, Inc.	3,810	696,354
Wabtec Corp.	1,230	97,527
Zebra Technologies Corp. Class A (a)	50	3,450

		7,554,027

Manufacturing — 2.0%
AptarGroup, Inc.	9,600	752,736
Carlisle Cos., Inc.	7,900	786,050
Danaher Corp.	2,420	229,561
General Electric Co.	17,800	565,862
Honeywell International, Inc.	34,650	3,882,532
Illinois Tool Works, Inc.	15,300	1,567,332
Leggett & Platt, Inc.	4,300	208,120
Parker Hannifin Corp.	9,720	1,079,698

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Textron, Inc.	19,200	$700,032

		9,771,923

Metal Fabricate & Hardware — 0.1%
Valmont Industries, Inc.	2,770	343,037

Miscellaneous – Manufacturing — 0.1%
A.O. Smith Corp.	5,100	389,181

Packaging & Containers — 1.1%
Ball Corp.	11,200	798,448
Bemis Co., Inc.	33,000	1,708,740
Crown Holdings, Inc. (a)	12,900	639,711
Graphic Packaging Holding Co.	99,500	1,278,575
Owens-Illinois, Inc. (a)	3,700	59,052
Sealed Air Corp.	20,900	1,003,409

		5,487,935

Shipbuilding — 0.4%
Huntington Ingalls Industries, Inc.	15,760	2,158,174

Transportation — 1.1%
C.H. Robinson Worldwide, Inc.	4,400	326,612
Expeditors International of Washington, Inc.	16,600	810,246
FedEx Corp.	3,930	639,489
Landstar System, Inc.	60	3,877
Teekay Corp.	146,000	1,264,360
Union Pacific Corp.	7,920	630,036
United Parcel Service, Inc. Class B	13,140	1,385,876

		5,060,496

Trucking & Leasing — 0.2%
AMERCO	3,200	1,143,392

		52,270,528

Technology — 17.2%
Computers — 8.6%
Accenture PLC Class A	4,480	516,992
Apple, Inc.	267,473	29,151,882
Cadence Design Systems, Inc. (a)	24,000	565,920
Cognizant Technology Solutions Corp. Class A (a)	8,000	501,600
DST Systems, Inc.	9,190	1,036,356
EMC Corp.	7,780	207,337
Fortinet, Inc. (a)	21,700	664,671
IHS, Inc. Class A (a)	2,910	361,306
International Business Machines Corp.	32,110	4,863,060
Jack Henry & Associates, Inc.	3,600	304,452
NetApp, Inc.	44,860	1,224,229
Synopsys, Inc. (a)	23,500	1,138,340
Teradata Corp. (a)	25,100	658,624

		41,194,769

	Number of Shares	Value
Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc.	37,600	$809,904

Semiconductors — 2.0%
Analog Devices, Inc.	8,880	525,607
Applied Materials, Inc.	29,400	622,692
Broadcom Ltd.	2,440	376,980
Intel Corp.	27,900	902,565
KLA-Tencor Corp.	13,600	990,216
Lam Research Corp.	17,100	1,412,460
Linear Technology Corp.	15,620	696,027
Maxim Integrated Products, Inc.	14,500	533,310
Microchip Technology, Inc.	6,100	294,020
Micron Technology, Inc. (a)	84,800	887,856
ON Semiconductor Corp. (a)	9,500	91,105
QUALCOMM, Inc.	13,290	679,651
Skyworks Solutions, Inc.	70	5,453
Texas Instruments, Inc.	19,150	1,099,593
Xilinx, Inc.	11,310	536,433

		9,653,968

Software — 6.5%
Adobe Systems, Inc. (a)	15,950	1,496,110
Allscripts Healthcare Solutions, Inc. (a)	9,600	126,816
ANSYS, Inc. (a)	2,400	214,704
Autodesk, Inc. (a)	50	2,915
Broadridge Financial Solutions, Inc.	7,960	472,108
Citrix Systems, Inc. (a)	16,800	1,320,144
The Dun & Bradstreet Corp.	15,420	1,589,494
Electronic Arts, Inc. (a)	14,600	965,206
Fidelity National Information Services, Inc.	8,000	506,480
First Data Corp. Class A (a)	27,200	351,968
Fiserv, Inc. (a)	9,900	1,015,542
IMS Health Holdings, Inc. (a)	6,000	159,300
Intuit, Inc.	3,880	403,559
Leidos Holdings, Inc.	33,700	1,695,784
Microsoft Corp.	226,660	12,518,432
MSCI, Inc.	2,800	207,424
Oracle Corp.	113,600	4,647,376
PTC, Inc. (a)	4,300	142,588
Red Hat, Inc. (a)	10,600	789,806
Salesforce.com, Inc. (a)	20,940	1,546,000
Servicenow, Inc. (a)	4,900	299,782
Splunk, Inc. (a)	2,900	141,897
SS&C Technologies Holdings, Inc	7,100	450,282
VMware, Inc. Class A (a)	3,080	161,115

		31,224,832

		82,883,473

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Utilities — 0.1%
Electric — 0.1%
Calpine Corp. (a)	11,600	$175,972
Dominion Resources, Inc.	3,900	292,969

		468,941

TOTAL COMMON STOCK (Cost $464,338,202)		483,098,373

TOTAL EQUITIES (Cost $464,338,202)		483,098,373

TOTAL LONG-TERM INVESTMENTS (Cost $464,338,202)		483,098,373

	Principal Amount
SHORT-TERM INVESTMENTS — 0.4%
Repurchase Agreement — 0.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/16, 0.010%, due 4/01/16 (b)	$1,693,986	1,693,986

Time Deposit — 0.0%
Euro Time Deposit 0.010% 4/01/16	416	416

TOTAL SHORT-TERM INVESTMENTS (Cost $1,694,402)		1,694,402

TOTAL INVESTMENTS — 100.9% (Cost $466,032,604) (c)		484,792,775

Other Assets/(Liabilities) — (0.9)%		(4,320,746)

NET ASSETS — 100.0%		$480,472,029

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $1,693,987. Collateralized by U.S. Government Agency obligations with a rate of 1.625%, maturity date of 6/30/19, and an aggregate market value, including accrued interest, of $1,732,779.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Cap Opportunities Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.2%

COMMON STOCK — 98.2%
Basic Materials — 3.1%
Forest Products & Paper — 1.4%
P.H. Glatfelter Co.	107,689	$2,232,393

Mining — 1.7%
Kaiser Aluminum Corp.	32,290	2,729,796

		4,962,189

Communications — 1.1%
Internet — 0.7%
Zynga, Inc. Class A (a)	492,000	1,121,760

Telecommunications — 0.4%
RigNet, Inc. (a)	44,490	608,623

		1,730,383

Consumer, Cyclical — 11.9%
Airlines — 1.1%
Spirit Airlines, Inc. (a)	36,230	1,738,315

Automotive & Parts — 1.7%
Dana Holding Corp.	101,895	1,435,701
Visteon Corp.	16,200	1,289,358

		2,725,059

Entertainment — 1.4%
International Speedway Corp. Class A	37,760	1,393,722
The Madison Square Garden Co. Class A (a)	5,400	898,344

		2,292,066

Retail — 7.0%
Burlington Stores, Inc. (a)	50,790	2,856,430
Popeyes Louisiana Kitchen, Inc. (a)	36,860	1,918,932
Sally Beauty Holdings, Inc. (a)	62,550	2,025,369
Sonic Corp.	55,440	1,949,270
Texas Roadhouse, Inc.	55,980	2,439,608

		11,189,609

Storage & Warehousing — 0.7%
Wesco Aircraft Holdings, Inc. (a)	79,080	1,137,961

		19,083,010

Consumer, Non-cyclical — 27.1%
Agriculture — 1.3%
Universal Corp. (b)	37,040	2,104,243

Biotechnology — 0.7%
Sage Therapeutics, Inc. (a)	12,710	407,482
Ultragenyx Pharmaceutical, Inc. (a)	12,280	777,447

		1,184,929

Commercial Services — 10.0%
ABM Industries, Inc.	58,540	1,891,427
Booz Allen Hamilton Holding Corp.	74,780	2,264,338
James River Group Holdings Ltd.	50,330	1,623,646

	Number of Shares	Value
KAR Auction Services, Inc.	74,470	$2,840,286
Korn/Ferry International	103,143	2,917,915
On Assignment, Inc. (a)	55,750	2,058,290
Paylocity Holding Corp. (a) (b)	50,100	1,640,274
Rent-A-Center, Inc.	51,390	814,532

		16,050,708

Foods — 2.2%
Pinnacle Foods, Inc.	79,750	3,563,230

Health Care – Products — 1.3%
NxStage Medical, Inc. (a)	66,660	999,233
The Spectranetics Corp. (a) (b)	76,470	1,110,345

		2,109,578

Health Care – Services — 4.9%
Acadia Healthcare Co., Inc. (a)	28,570	1,574,493
Addus HomeCare Corp. (a)	17,110	294,121
HealthSouth Corp.	57,513	2,164,214
WellCare Health Plans, Inc. (a)	40,416	3,748,584

		7,781,412

Household Products — 3.1%
Acco Brands Corp. (a)	175,790	1,578,594
Prestige Brands Holdings, Inc. (a)	63,536	3,392,187

		4,970,781

Pharmaceuticals — 3.6%
Acadia Pharmaceuticals, Inc. (a) (b)	35,220	984,751
Akorn, Inc. (a) (b)	22,290	524,484
Anacor Pharmaceuticals, Inc. (a)	7,260	388,047
Axovant Sciences Ltd. (a) (b)	21,060	241,769
Diplomat Pharmacy, Inc. (a)	32,770	897,898
Impax Laboratories, Inc. (a)	20,270	649,045
Santhera Pharmaceutical Holding AG (a) (b)	5,505	400,501
TherapeuticsMD, Inc. (a) (b)	49,070	314,048
VWR Corp. (a)	50,730	1,372,754

		5,773,297

		43,538,178

Energy — 4.3%
Energy – Alternate Sources — 0.9%
Renewable Energy Group, Inc. (a)	163,999	1,548,150

Oil & Gas — 2.7%
Range Resources Corp. (b)	14,319	463,649
Suburban Propane Partners LP	66,535	1,988,731
Western Refining, Inc.	52,344	1,522,687
WPX Energy, Inc. (a)	48,470	338,806

		4,313,873

Pipelines — 0.7%
Cone Midstream Partners LP	86,655	1,084,054

		6,946,077

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Cap Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 21.8%
Banks — 7.9%
BancorpSouth, Inc.	131,370	$2,799,495
FirstMerit Corp.	158,359	3,333,457
MB Financial, Inc.	95,270	3,091,511
Talmer Bancorp, Inc. Class A	53,150	961,484
Webster Financial Corp.	72,040	2,586,236

		12,772,183

Diversified Financial — 1.3%
Evercore Partners, Inc. Class A	23,260	1,203,705
Stifel Financial Corp. (a)	31,900	944,240

		2,147,945

Insurance — 2.1%
Endurance Specialty Holdings Ltd.	30,640	2,002,018
Old Republic International Corp.	76,490	1,398,237

		3,400,255

Real Estate — 1.0%
Four Corners Property Trust, Inc.	88,220	1,583,549

Real Estate Investment Trusts (REITS) — 6.4%
Brandywine Realty Trust	117,820	1,653,015
Chatham Lodging Trust	98,785	2,116,962
DiamondRock Hospitality Co.	204,140	2,065,897
DuPont Fabros Technology, Inc.	39,770	1,611,878
National Storage Affiliates Trust	95,420	2,022,904
Seritage Growth Properties Class A (b)	15,790	789,026

		10,259,682

Savings & Loans — 3.1%
BankUnited, Inc.	94,818	3,265,532
Oritani Financial Corp.	99,858	1,694,590

		4,960,122

		35,123,736

Industrial — 11.0%
Aerospace & Defense — 1.5%
AAR Corp.	47,299	1,100,648
Curtiss-Wright Corp.	17,370	1,314,388

		2,415,036

Building Materials — 2.9%
Boise Cascade Co. (a)	84,470	1,750,218
Masonite International Corp. (a)	33,640	2,203,420
Summit Materials, Inc. Class A (a)	38,821	755,069

		4,708,707

Electrical Components & Equipment — 1.5%
Energizer Holdings, Inc.	21,470	869,749
Generac Holdings, Inc. (a) (b)	41,520	1,546,205

		2,415,954

Engineering & Construction — 1.8%
AECOM (a)	58,826	1,811,253

	Number of Shares	Value
Dycom Industries, Inc. (a) (b)	16,190	$1,047,007

		2,858,260

Environmental Controls — 0.5%
Progressive Waste Solutions Ltd. (b)	25,360	786,921

Manufacturing — 0.9%
Matthews International Corp. Class A	28,470	1,465,351

Miscellaneous – Manufacturing — 0.5%
Hexcel Corp.	19,030	831,801

Transportation — 1.4%
Saia, Inc. (a)	30,103	847,400
Swift Transportation Co. (a) (b)	72,699	1,354,382

		2,201,782

		17,683,812

Technology — 16.0%
Computers — 5.4%
CACI International, Inc. Class A (a)	27,100	2,891,570
FleetMatics Group PLC (a)	33,470	1,362,564
Fortinet, Inc. (a)	49,927	1,529,264
j2 Global, Inc.	46,946	2,890,934

		8,674,332

Office Equipment/Supplies — 1.0%
Pitney Bowes, Inc.	76,370	1,645,010

Semiconductors — 3.6%
Cavium, Inc. (a)	27,270	1,667,833
Cypress Semiconductor Corp. (b)	125,981	1,090,995
MKS Instruments, Inc.	80,710	3,038,732

		5,797,560

Software — 6.0%
Black Knight Financial Services, Inc. Class A (a) (b)	53,520	1,660,726
Guidewire Software, Inc. (a)	36,960	2,013,581
Imperva, Inc. (a) (b)	35,070	1,771,035
Proofpoint, Inc. (a) (b)	30,150	1,621,467
SYNNEX Corp.	27,840	2,577,705

		9,644,514

		25,761,416

Utilities — 1.9%
Electric — 1.9%
Allete, Inc.	28,220	1,582,296
Portland General Electric Co.	39,980	1,578,810

		3,161,106

TOTAL COMMON STOCK (Cost $148,633,950)		157,989,907

TOTAL EQUITIES (Cost $148,633,950)		157,989,907

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Cap Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 11.1%
Diversified Financial — 11.1%
State Street Navigator Securities Lending Prime Portfolio (c)	17,806,235	$17,806,235

TOTAL MUTUAL FUNDS (Cost $17,806,235)		17,806,235

TOTAL LONG-TERM INVESTMENTS (Cost $166,440,185)		175,796,142

	Principal Amount
SHORT-TERM INVESTMENTS — 3.5%
Repurchase Agreement — 3.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/16, 0.010%, due 4/01/16 (d)	$5,554,404	5,554,404

TOTAL SHORT-TERM INVESTMENTS (Cost $5,554,404)		5,554,404

TOTAL INVESTMENTS — 112.8% (Cost $171,994,589) (e)		181,350,546

Other Assets/(Liabilities) — (12.8)%		(20,547,471)

NET ASSETS — 100.0%		$160,803,075

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2016, was $17,346,838 or 10.79% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $5,554,406. Collateralized by U.S. Government Agency obligations with a rate of 1.625%, maturity date of 12/31/19, and an aggregate market value, including accrued interest, of $5,668,189.
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.7%

COMMON STOCK — 97.7%
Brazil — 0.8%
Embraer SA Sponsored ADR (Brazil)	99,740	$2,629,146

Cayman Islands — 1.3%
JD.com, Inc. ADR (Cayman Islands) (a)	147,691	3,913,812
Theravance Biopharma, Inc. (a) (b)	22,214	417,623

		4,331,435

Denmark — 0.3%
FLSmidth & Co. A/S (b)	29,539	1,233,702

France — 5.2%
Kering	26,220	4,675,199
LVMH Moet Hennessy Louis Vuitton SE	42,870	7,332,435
Societe Generale SA	74,730	2,749,038
Technip SA	53,010	2,931,268

		17,687,940

Germany — 7.6%
Allianz SE	38,038	6,183,543
Bayer AG	43,298	5,088,544
Deutsche Bank AG	134,482	2,288,182
Linde AG	20,310	2,958,396
SAP SE	92,208	7,459,827
Siemens AG	18,680	1,979,926

		25,958,418

India — 3.4%
DLF Ltd.	2,586,965	4,492,194
ICICI Bank Ltd. Sponsored ADR (India)	585,800	4,194,328
Zee Entertainment Enterprises Ltd.	484,750	2,832,945

		11,519,467

Italy — 1.4%
Banca Monte dei Paschi di Siena SpA (a)	1,519,403	861,926
Brunello Cucinelli SpA (b)	62,569	1,181,054
Prysmian SpA	70,514	1,597,225
Tod’s SpA (b)	16,440	1,170,100

		4,810,305

Japan — 12.6%
The Dai-ichi Life Insurance Co. Ltd.	312,100	3,775,355
Fanuc Corp.	14,800	2,298,012
KDDI Corp.	211,300	5,631,838
Keyence Corp.	11,020	6,007,469
Kyocera Corp.	88,400	3,891,561
Murata Manufacturing Co. Ltd.	64,610	7,761,166
Nidec Corp.	77,100	5,272,355
Nintendo Co. Ltd.	7,500	1,062,733

	Number of Shares	Value
Nomura Holdings, Inc.	307,100	$1,367,016
Rakuten, Inc.	127,600	1,229,961
Sumitomo Mitsui Financial Group, Inc.	105,400	3,193,236
Suzuki Motor Corp.	63,600	1,700,255

		43,190,957

Netherlands — 2.5%
Airbus Group SE	129,340	8,582,487

Spain — 3.4%
Banco Bilbao Vizcaya Argentaria SA	409,791	2,703,501
Industria de Diseno Textil SA	205,679	6,900,537
Repsol YPF SA	167,254	1,882,418

		11,486,456

Sweden — 3.3%
Assa Abloy AB	301,969	5,936,361
Telefonaktiebolaget LM Ericsson Class B	521,214	5,213,812

		11,150,173

Switzerland — 4.6%
Credit Suisse Group	204,307	2,887,609
Nestle SA	51,050	3,812,082
Roche Holding AG	12,628	3,098,702
UBS Group AG	368,360	5,900,005

		15,698,398

United Kingdom — 5.7%
Circassia Pharmaceuticals PLC (a)	647,107	2,517,579
Earthport PLC (a)	1,654,932	400,417
International Game Technology PLC (b)	111,812	2,040,569
Prudential PLC	301,312	5,588,521
Shire Ltd.	34,600	1,982,177
Unilever PLC	155,442	7,019,027

		19,548,290

United States — 45.6%
3M Co.	34,410	5,733,738
Acadia Pharmaceuticals, Inc. (a) (b)	85,010	2,376,880
Adobe Systems, Inc. (a)	64,130	6,015,394
Aetna, Inc.	83,880	9,423,918
Alphabet, Inc. Class A (a)	10,760	8,208,804
Alphabet, Inc. Class C (a)	11,158	8,312,152
Anthem, Inc.	45,160	6,276,788
Biogen, Inc. (a)	12,960	3,373,747
BioMarin Pharmaceutical, Inc. (a)	28,860	2,380,373
Bluebird Bio, Inc. (a) (b)	26,370	1,120,725
Celldex Therapeutics, Inc. (a) (b)	178,530	674,843
Cigna Corp.	6,740	924,998
Citigroup, Inc.	154,190	6,437,432
Clovis Oncology, Inc. (a) (b)	25,220	484,224
Colgate-Palmolive Co.	120,810	8,535,226

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
eBay, Inc. (a)	132,470	$3,160,734
Emerson Electric Co.	52,020	2,828,848
Facebook, Inc. Class A (a)	64,670	7,378,847
FNF Group	81,760	2,771,664
Gilead Sciences, Inc.	47,260	4,341,304
The Goldman Sachs Group, Inc.	30,560	4,797,309
Humana, Inc.	1,970	360,412
Intuit, Inc.	70,960	7,380,550
Ionis Pharmaceuticals, Inc. (a) (b)	29,150	1,180,575
MacroGenics, Inc. (a)	58,020	1,087,875
Maxim Integrated Products, Inc.	194,680	7,160,330
McDonald’s Corp.	13,520	1,699,194
The McGraw Hill Financial, Inc.	99,980	9,896,020
PayPal Holdings, Inc. (a)	145,420	5,613,212
Sage Therapeutics, Inc. (a)	12,430	398,506
St. Jude Medical, Inc.	40,560	2,230,800
SunEdison, Inc. (a) (b)	699,440	377,837
Tiffany & Co.	56,040	4,112,215
Twitter, Inc. (a)	112,560	1,862,868
United Parcel Service, Inc. Class B	49,150	5,183,851
Vertex Pharmaceuticals, Inc. (a)	10,230	813,183
The Walt Disney Co.	68,640	6,816,638
Zimmer Biomet Holdings, Inc.	38,770	4,134,045

		155,866,059

TOTAL COMMON STOCK (Cost $250,780,091)		333,693,233

PREFERRED STOCK — 2.0%
Germany — 2.0%
Bayerische Motoren Werke AG 3.960%	81,307	6,496,864
Zee Entertainment Enterprises Ltd. 6.000% (c)	11,204,529	153,968

		6,650,832

TOTAL PREFERRED STOCK (Cost $3,454,591)		6,650,832

TOTAL EQUITIES (Cost $254,234,682)		340,344,065

MUTUAL FUNDS — 3.7%
United States — 3.7%
Oppenheimer Institutional Money Market Fund Class E (d)	2,249,869	2,249,869
State Street Navigator Securities Lending Prime Portfolio (e)	10,477,379	10,477,379

		12,727,248

TOTAL MUTUAL FUNDS (Cost $12,727,248)		12,727,248

Value

TOTAL LONG-TERM INVESTMENTS (Cost $266,961,930)	$353,071,313

TOTAL INVESTMENTS — 103.4% (Cost $266,961,930) (f)	353,071,313

Other Assets/(Liabilities) — (3.4)%	(11,635,210)

NET ASSETS — 100.0%	$341,436,103

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2016, was $9,840,591 or 2.88% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2016, these securities amounted to a value of $153,968 or 0.05% of net assets.
(d)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(e)	Represents investment of security lending collateral. (Note 2).
(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.4%

COMMON STOCK — 98.4%
Australia — 3.0%
CIMIC Group Ltd. (a)	145,542	$3,872,815
CSL Ltd.	77,400	6,003,820
Sonic Healthcare Ltd.	213,437	3,058,870
Telstra Corp. Ltd.	611,900	2,494,120

		15,429,625

Brazil — 0.4%
Empresa Brasileira de Aeronautica SA	338,519	2,245,402

Canada — 4.5%
CCL Industries, Inc. Class B	11,330	2,150,410
Dollarama, Inc.	138,215	9,725,866
Hudson’s Bay Co. (a)	342,994	5,067,992
Saputo, Inc.	200,521	6,429,024

		23,373,292

Denmark — 4.2%
Coloplast A/S Class B	66,087	4,990,765
Novo Nordisk A/S Class B	138,670	7,487,127
Novozymes A/S	121,851	5,460,744
William Demant Holding (b)	37,831	3,792,622

		21,731,258

Finland — 1.1%
Nokia OYJ	958,039	5,691,301

France — 11.8%
Cie Generale d’Optique Essilor International SA	40,170	4,949,583
Danone SA	52,117	3,699,900
Dassault Systemes SA	69,677	5,515,853
Edenred (a)	221,804	4,304,079
Hermes International	13,516	4,754,703
Iliad SA	21,430	5,505,805
Legrand SA	81,660	4,571,364
LVMH Moet Hennessy Louis Vuitton SE	29,230	4,999,465
Pernod-Ricard SA	30,735	3,423,824
Schneider Electric SE	69,550	4,392,512
SEB SA	53,347	5,531,399
Technip SA	35,200	1,946,437
Valeo SA	48,228	7,498,906

		61,093,830

Germany — 8.4%
Bayerische Motoren Werke AG	38,008	3,490,979
Brenntag AG	117,622	6,705,742
Continental AG	37,932	8,632,701
Infineon Technologies AG	630,991	8,974,615
ProSiebenSat.1 Media SE	112,327	5,772,685
SAP SE	73,537	5,949,303

	Number of Shares	Value
United Internet AG	83,963	$4,211,068

		43,737,093

Hong Kong — 0.6%
Lenovo Group Ltd.	4,240,000	3,325,563

India — 1.7%
Hero Honda Motors Ltd.	140,084	6,217,889
ICICI Bank Ltd. Sponsored ADR (India)	365,575	2,617,517

		8,835,406

Ireland — 2.1%
Experian PLC	276,733	4,924,322
James Hardie Industries NV	443,600	6,047,303

		10,971,625

Japan — 5.8%
Hoya Corp.	137,800	5,239,001
Keyence Corp.	10,109	5,510,844
Nidec Corp.	86,200	5,894,643
Nippon Telegraph & Telephone Corp.	200,300	8,612,414
Yahoo! Japan Corp. (a)	1,073,000	4,556,037

		29,812,939

Luxembourg — 0.7%
SES SA	132,020	3,858,063

Mexico — 0.7%
Grupo Televisa SAB Sponsored ADR (Mexico)	135,680	3,725,773

Netherlands — 7.8%
Aalberts Industries NV	201,211	6,960,125
Airbus Group SE	100,830	6,690,677
ASML Holding NV	49,872	5,049,309
Boskalis Westminster	79,187	3,102,952
Gemalto NV	43,268	3,198,775
Gemalto NV	42,066	3,100,390
Heineken NV	79,557	7,204,101
Koninklijke Vopak NV	103,607	5,157,279

		40,463,608

Panama — 1.6%
Carnival Corp.	157,240	8,297,555

South Africa — 0.8%
The SPAR Group Ltd.	317,021	4,272,964

Spain — 4.4%
Amadeus IT Holding SA Class A	154,673	6,610,611
Grifols SA	275,980	6,127,278
Industria de Diseno Textil SA	128,924	4,325,404
Prosegur Cia de Seguridad SA	986,985	5,543,451

		22,606,744

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Sweden — 2.9%
Atlas Copco AB	208,540	$5,245,373
Swedish Match AB	93,911	3,179,926
Telefonaktiebolaget LM Ericsson Class B	639,063	6,392,679

		14,817,978

Switzerland — 12.4%
ABB Ltd.	106,313	2,070,877
Aryzta AG	108,808	4,488,791
Barry Callebaut AG (a)	4,126	4,475,169
Cie Financiere Richemont SA	70,288	4,632,662
Galenica AG Registered (a)	3,595	5,385,377
Lonza Group AG Registered	30,765	5,185,174
Roche Holding AG	24,425	5,993,491
SGS SA	1,668	3,523,171
Sika AG	1,211	4,780,760
Sonova Holding AG	34,118	4,344,036
The Swatch Group AG (a)	11,589	4,002,624
Syngenta AG	13,766	5,706,012
Temenos Group AG (a)	112,825	6,167,510
UBS Group AG	216,916	3,474,333

		64,229,987

Thailand — 1.0%
CP ALL PCL	4,025,400	5,234,851

United Kingdom — 22.5%
Aggreko PLC	175,319	2,698,736
ARM Holdings PLC	273,820	3,993,518
Aveva Group PLC	70,747	1,599,322
BT Group PLC	927,137	5,839,430
Bunzl PLC	237,277	6,869,995
Burberry Group PLC	270,472	5,297,958
Diageo PLC	95,843	2,586,492
Dignity PLC	110,007	3,908,050
Domino’s Pizza UK & IRL PLC	380,090	5,487,805
Essentra PLC	471,416	5,597,758
ICAP PLC	860,869	5,851,677
Inmarsat PLC	254,750	3,586,510
Intertek Group PLC	132,720	6,015,949
Prudential PLC	216,793	4,020,923
Reckitt Benckiser Group PLC	62,225	6,008,808
Rolls-Royce Holdings PLC	440,550	4,288,990
Royal Mail PLC	743,530	5,111,930
Sky PLC	322,798	4,730,518
Spectris PLC	101,073	2,663,528
Travis Perkins PLC	206,858	5,408,491
Tullett Prebon PLC	285,099	1,434,874
Unilever PLC	111,237	5,022,938
Vodafone Group PLC	2,163,280	6,895,205
The Weir Group PLC	89,276	1,419,911
William Hill PLC	1,096,392	5,136,997
Wolseley PLC	93,899	5,287,378

		116,763,691

TOTAL COMMON STOCK (Cost $477,852,450)		510,518,548

	Number of Shares	Value
PREFERRED STOCK — 0.0%
Germany — 0.0%
Zee Entertainment Enterprises Ltd. 6.000% (c)	6,533,478	$89,780

TOTAL PREFERRED STOCK (Cost $19,495)		89,780

TOTAL EQUITIES (Cost $477,871,945)		510,608,328

MUTUAL FUNDS — 5.0%
United States — 5.0%
Oppenheimer Institutional Money Market Fund Class E (d)	8,929,825	8,929,825
State Street Navigator Securities Lending Prime Portfolio (e)	17,184,486	17,184,486

		26,114,311

TOTAL MUTUAL FUNDS (Cost $26,114,311)		26,114,311

WARRANTS — 0.0%
Consumer, Non-cyclical — 0.0%
Biotechnology — 0.0%
Mei Pharma, Inc., Expires 5/10/17, Strike 7.14 (b) (c)	301,298	-

TOTAL WARRANTS (Cost $0)		-

TOTAL LONG-TERM INVESTMENTS (Cost $503,986,256)		536,722,639

TOTAL INVESTMENTS — 103.4% (Cost $503,986,256) (f)		536,722,639

Other Assets/(Liabilities) — (3.4)%		(17,646,502)

NET ASSETS — 100.0%		$519,076,137

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2016, was $16,328,799 or 3.15% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2016, these securities amounted to a value of $89,780 or 0.02% of net assets.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(d)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(e)	Represents investment of security lending collateral. (Note 2).
(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments

March 31, 2016 (Unaudited)

	Number of Shares	Value
EQUITIES — 93.0%

COMMON STOCK — 90.4%
Bermuda — 1.2%
Jardine Strategic Holdings Ltd.	71,014	$2,119,430

Brazil — 3.6%
BM&F BOVESPA SA	504,900	2,159,655
Embraer SA Sponsored ADR (Brazil)	58,740	1,548,386
Estacio Participacoes SA	259,500	853,056
Kroton Educacional SA	281,941	900,166
Sul America SA	166,800	744,550

		6,205,813

Cayman Islands — 21.1%
Alibaba Group Holding Ltd. Sponsored ADR (Cayman Islands) (a)	79,336	6,269,924
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	29,730	5,674,862
China Lodging Group Ltd. Sponsored ADR (Cayman Islands)	20,103	768,136
Ctrip.com International Ltd. ADR (Cayman Islands) (a)	96,090	4,252,943
Homeinns Hotel Group ADR (Cayman Islands) (a) (b)	22,640	807,116
JD.com, Inc. ADR (Cayman Islands) (a)	115,612	3,063,718
Melco Crown Entertainment Ltd. ADR (Cayman Islands) (b)	110,540	1,825,015
New Oriental Education & Technology Group, Inc. Sponsored ADR (Cayman Islands)	80,110	2,771,005
SOHO China Ltd.	1,178,500	560,536
Tencent Holdings Ltd.	381,893	7,806,064
Tingyi Cayman Islands Holding Corp.	980,000	1,089,540
Want Want China Holdings Ltd.	1,873,000	1,389,005

		36,277,864

China — 3.5%
China Pacific Insurance Group Co. Ltd. Class H	442,200	1,654,146
PICC Property & Casualty Co. Ltd. Class H	426,000	781,824
Sinopharm Group Co. Ltd. Class H	679,600	3,054,517
Tsingtao Brewery Co. Ltd. Class H	126,000	478,295

		5,968,782

Colombia — 2.2%
Almacenes Exito SA (c)	50,600	262,832
Almacenes Exito SA	95,308	498,058
Grupo Aval Acciones y Valores (b)	209,400	1,618,662
Grupo de Inversiones Suramericana SA	107,580	1,430,571

		3,810,123

	Number of Shares	Value
Egypt — 0.6%
Commercial International Bank	216,879	$938,591

France — 2.6%
Kering	10,233	1,824,611
LVMH Moet Hennessy Louis Vuitton SE	15,808	2,703,782

		4,528,393

Hong Kong — 4.1%
AIA Group Ltd.	682,600	3,870,931
Hang Lung Properties Ltd.	234,000	447,605
Hang Lung Properties Ltd.	240,000	687,146
Hong Kong Exchanges and Clearing Ltd.	86,952	2,092,872

		7,098,554

India — 14.5%
Apollo Hospitals Enterprise Ltd.	72,736	1,473,165
Asian Paints Ltd.	25,319	332,870
Cipla Ltd.	32,831	255,672
Dr Reddy’s Laboratories Ltd.	44,122	2,028,426
Glenmark Pharmaceuticals Ltd.	45,727	548,764
Housing Development Finance Corp.	420,545	7,019,962
Infosys Technologies Ltd.	275,786	5,079,561
Kotak Mahindra Bank Ltd.	91,933	947,870
Lupin Ltd.	9,220	206,068
Sun Pharmaceutical Industries Ltd.	98,686	1,230,710
Tata Consultancy Services Ltd.	50,533	1,930,188
UltraTech Cement Ltd	23,606	1,152,774
Zee Entertainment Enterprises Ltd.	468,734	2,739,345

		24,945,375

Indonesia — 1.9%
Astra International Tbk PT	2,936,500	1,604,846
Indocement Tunggal Prakarsa Tbk PT	633,000	941,223
Semen Indonesia Persero Tbk PT	813,000	623,668

		3,169,737

Italy — 1.6%
Prada SpA	781,400	2,684,878

Japan — 0.6%
Fast Retailing Co., Ltd. (b)	3,200	1,023,570

Malaysia — 2.5%
Genting Bhd	1,337,700	3,359,950
Genting Malaysia	796,700	927,005

		4,286,955

Mexico — 5.7%
America Movil SAB de CV Series L ADR (Mexico)	60,670	942,205
Fomento Economico Mexicano SAB de CV	168,858	1,627,481
Grupo Aeroportuario del Sureste SAB de CV	51,880	781,151

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Grupo Financiero Banorte SAB de CV Class O	388,733	$2,202,959
Grupo Financiero Inbursa SAB de CV	885,664	1,772,646
Grupo Televisa SAB Sponsored ADR (Mexico)	62,790	1,724,213
Telesites SAB de C.V. (a)	90,740	51,207
Wal-Mart de Mexico SAB de CV	269,812	638,723

		9,740,585

Nigeria — 0.6%
Nigerian Breweries PLC	1,252,771	673,477
Zenith Bank PLC	6,667,001	360,584

		1,034,061

Philippines — 3.1%
Jollibee Foods Corp.	279,790	1,379,384
SM Investments Corp.	106,740	2,201,212
SM Prime Holdings, Inc.	3,676,600	1,755,597

		5,336,193

Poland — 0.5%
Bank Pekao SA	20,151	889,068

Republic of Korea — 1.2%
LG Household & Health Care Ltd.	235	194,138
NAVER Corp.	3,420	1,903,668

		2,097,806

Russia — 7.7%
Alrosa AO (a)	1,416,717	1,477,693
Magnit OJSC (a)	35,785	5,579,372
NovaTek OAO (d)	42,232	3,784,254
Sberbank of Russia PJSC Sponsored ADR (Russia)	337,320	2,331,608

		13,172,927

Singapore — 0.6%
Global Logistic Properties Ltd.	677,000	966,393

Taiwan — 3.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,134,000	5,671,922

Thailand — 0.8%
Airports of Thailand PCL	49,800	569,062
CP ALL PCL	653,800	850,237

		1,419,299

Turkey — 1.3%
Anadolu Efes Biracilik Ve Malt Sanayii AS	136,460	1,037,882
BIM Birlesik Magazalar AS	57,740	1,249,763

		2,287,645

United Arab Emirates — 1.4%
DP World Ltd.	130,390	2,449,352

United Kingdom — 3.0%
Glencore PLC	449,265	1,011,163

	Number of Shares	Value
Old Mutual PLC	855,902	$2,374,200
SABMiller PLC	28,166	1,721,268

		5,106,631

United States — 1.2%
Cognizant Technology Solutions Corp. Class A (a)	7,430	465,861
Las Vegas Sands Corp.	29,170	1,507,505

		1,973,366

TOTAL COMMON STOCK (Cost $160,708,343)		155,203,313

PREFERRED STOCK — 2.6%
Brazil — 2.1%
Cia Brasileira de Distribuicao Grupo Pao de Acucar Class A 2.380%	18,300	253,711
Lojas Americanas SA 0.640%	715,320	3,306,389

		3,560,100

Colombia — 0.4%
Banco Davivienda SA 1.580%	78,500	718,938

Germany — 0.1%
Zee Entertainment Enterprises Ltd. 6.000% (e)	6,129,060	84,223

TOTAL PREFERRED STOCK (Cost $4,467,589)		4,363,261

TOTAL EQUITIES (Cost $165,175,932)		159,566,574

MUTUAL FUNDS — 2.5%
United States — 2.5%
State Street Navigator Securities Lending Prime Portfolio (f)	4,336,601	4,336,601

TOTAL MUTUAL FUNDS (Cost $4,336,601)		4,336,601

WARRANTS — 0.0%
Malaysia — 0.0%
Genting BHD, Expires 12/18/18, Strike Price 7.96 (a)	121,100	69,218

TOTAL WARRANTS (Cost $57,060)		69,218

TOTAL LONG-TERM INVESTMENTS (Cost $169,569,593)		163,972,393

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 6.9%
Repurchase Agreement — 6.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/16, 0.010%, due 4/01/16 (g)	$11,839,943	$11,839,943

TOTAL SHORT-TERM INVESTMENTS (Cost $11,839,943)		11,839,943

TOTAL INVESTMENTS — 102.4% (Cost $181,409,536) (h)		175,812,336

Other Assets/(Liabilities) — (2.4)%		(4,101,791)

NET ASSETS — 100.0%		$171,710,545

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2016, was $4,196,196 or 2.44% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, these securities amounted to a value of $262,832 or 0.15% of net assets.
(d)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2016, these securities amounted to a value of $3,784,254 or 2.20% of net assets.
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2016, these securities amounted to a value of $84,223 or 0.05% of net assets.
(f)	Represents investment of security lending collateral. (Note 2).
(g)	Maturity value of $11,839,946. Collateralized by U.S. Government Agency obligations with a rate of 1.000%, maturity date of 5/15/18, and an aggregate market value, including accrued interest, of $12,081,611.
(h)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Funds – Financial Statements

Statements of Assets and Liabilities

March 31, 2016 (Unaudited)

	MassMutual Premier U.S. Government Money Market Fund	MassMutual Premier Short-Duration Bond Fund
Assets:
Investments, at value (Note 2) (a)	$-	$559,764,743
Repurchase agreements, at value (b)	25,000,000	-
Other short-term investments, at value (Note 2) (c)	330,884,247	8,068,137

Total investments	355,884,247	567,832,880

Foreign currency, at value (d)	-	-
Receivables from:
Investments sold	-	3,710,025
Investments sold on a when-issued basis (Note 2)	-	-
Open forward foreign currency contracts (Note 2)	-	3,136
Investment adviser (Note 3)	18,465	-
Fund shares sold	1,722,177	190,885
Variation margin on open derivative instruments (Note 2)	-	-
Interest and dividends	71,169	3,001,644
Open swap agreements, at value (Note 2)	-	-
Prepaid expenses	14,381	57,886

Total assets	357,710,439	574,796,456

Liabilities:
Payables for:
Investments purchased	-	2,311,719
Collateral held for reverse repurchase agreements (Note 2)	-	-
Collateral held for open futures contracts (Note 2)	-	12
Reverse repurchase agreements (Note 2)	-	-
Interest for reverse repurchase agreements (Note 2)	-	-
Open forward foreign currency contracts (Note 2)	-	235,791
Investments purchased on a when-issued basis (Note 2)	-	-
Fund shares repurchased	7,423,822	5,492,365
Investment advisory fees	-	-
Open swap agreements, at value (Note 2)	-	186,264
Trustees’ fees and expenses (Note 3)	98,469	89,286
Variation margin on open derivative instruments (Note 2)	-	21,992
Collateral held for when-issued securities (Note 2)	-	-
Affiliates (Note 3):
Investment advisory fees	108,321	166,016
Administration fees	32,859	59,548
Service fees	-	62,508
Shareholder service fees	-	19,294
Distribution fees	-	1,493
Due to custodian	-	53
Accrued expense and other liabilities	21,340	27,300

Total liabilities	7,684,811	8,673,641

Net assets	$350,025,628	$566,122,815

Net assets consist of:
Paid-in capital	$350,935,408	$576,984,649
Undistributed (accumulated) net investment income (loss)	-	931,802
Distributions in excess of net investment income	(97,492)	-
Accumulated net realized gain (loss) on investments and foreign currency transactions	(812,288)	(10,055,752)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	-	(1,737,884)

Net assets	$350,025,628	$566,122,815

(a) Cost of investments:	$-	$560,838,082
(b) Cost of repurchase agreements:	$25,000,000	$-
(c) Cost of other short-term investments:	$330,884,247	$8,068,234
(d) Cost of foreign currency:	$-	$-

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation- Protected and Income Fund	MassMutual Premier Core Bond Fund	MassMutual Premier Diversified Bond Fund	MassMutual Premier High Yield Fund

$498,164,042	$1,375,806,207	$176,586,352	$270,651,311
615,949	-	-	-
104,390,928	238,531,589	35,121,007	28,442,934

603,170,919	1,614,337,796	211,707,359	299,094,245

-	-	3,447	-

-	13,592,059	90,456	1,514,234
-	273,658,533	35,802,350	-
-	7,582	57,497	-
1	-	-	5,946
609,972	467,896	459,244	160,751
-	588,588	39,712	-
858,518	8,328,088	1,271,332	5,710,960
230,396	-	-	-
58,550	58,124	57,157	60,271

604,928,356	1,911,038,666	249,488,554	306,546,407

-	2,531,252	4,086,798	9,513,050
4,308,720	-	-	-
-	-	-	-
251,032,849	-	-	-
212,649	-	-	-
-	570,038	211,920	-
-	511,999,038	61,862,214	3,945,375
164,600	5,639,395	529,819	792,537
-	-	1,337	-
168,377	476,760	59,826	-
48,794	269,543	30,388	34,122
23,696	-	-	-
-	437,000	-	-

107,915	445,560	59,921	113,588
31,750	119,137	39,982	29,250
15,992	108,763	24,328	25,942
7,494	36,625	9,634	9,008
577	413	624	4,443
-	775,130	-	-
21,096	48,542	16,628	22,533

256,144,509	523,457,196	66,933,419	14,489,848

$348,783,847	$1,387,581,470	$182,555,135	$292,056,559

$349,861,241	$1,399,357,904	$182,890,878	$318,382,154
(1,522,151)	5,433,701	728,702	4,694,448
-	-	-	-
(9,129,808)	(25,277,920)	(711,656)	(16,144,558)
9,574,565	8,067,785	(352,789)	(14,875,485)

$348,783,847	$1,387,581,470	$182,555,135	$292,056,559

$488,809,164	$1,366,786,323	$176,729,801	$285,527,829
$615,949	$-	$-	$-
$104,331,351	$238,416,910	$35,116,030	$28,441,901
$-	$-	$3,782	$-

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

March 31, 2016 (Unaudited)

	MassMutual Premier U.S. Government Money Market Fund	MassMutual Premier Short-Duration Bond Fund
Class I shares:
Net assets	$-	$179,738,813

Shares outstanding (a)	-	17,567,818

Net asset value, offering price and redemption price per share	$-	$10.23

Class R5 shares:
Net assets	$350,025,628	$190,639,540

Shares outstanding (a)	350,286,001	18,583,844

Net asset value, offering price and redemption price per share	$1.00	$10.26

Service Class shares:
Net assets	$-	$60,707,568

Shares outstanding (a)	-	5,954,814

Net asset value, offering price and redemption price per share	$-	$10.19

Administrative Class shares:
Net assets	$-	$33,645,873

Shares outstanding (a)	-	3,312,857

Net asset value, offering price and redemption price per share	$-	$10.16

Class A shares:
Net assets	$-	$91,000,516

Shares outstanding (a)	-	9,012,624

Net asset value and redemption price per share	$-	$10.10

Offering price per share
(100/[100-maximum sales charge] of net asset value)	$-	$10.49

Class R4 shares:
Net assets	$-	$7,475,846

Shares outstanding (a)	-	731,601

Net asset value, offering price and redemption price per share	$-	$10.22

Class R3 shares:
Net assets	$-	$2,914,659

Shares outstanding (a)	-	286,163

Net asset value, offering price and redemption price per share	$-	$10.19

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation- Protected and Income Fund	MassMutual Premier Core Bond Fund	MassMutual Premier Diversified Bond Fund	MassMutual Premier High Yield Fund

$176,071,369	$581,975,063	$18,529,860	$129,669,654

16,822,157	53,440,511	1,746,955	15,430,910

$10.47	$10.89	$10.61	$8.40

$57,543,236	$425,279,751	$71,875,448	$33,884,357

5,494,989	38,936,129	7,296,572	4,013,200

$10.47	$10.92	$9.85	$8.44

$75,031,131	$120,198,475	$16,986,793	$58,381,103

7,187,240	11,069,004	1,703,590	6,914,824

$10.44	$10.86	$9.97	$8.44

$12,538,787	$86,293,702	$34,277,312	$25,340,970

1,188,753	7,997,072	3,445,995	3,042,407

$10.55	$10.79	$9.95	$8.33

$22,727,617	$158,978,086	$36,445,714	$25,895,673

2,206,227	14,864,673	3,669,037	3,114,337

$10.30	$10.70	$9.93	$8.31

$10.81	$11.23	$10.43	$8.82

$3,701,285	$14,166,082	$3,406,579	$10,443,973

360,581	1,328,563	345,017	1,265,337

$10.26	$10.66	$9.87	$8.25

$1,170,422	$690,311	$1,033,429	$8,440,829

113,800	63,257	104,900	1,001,336

$10.28	$10.91	$9.85	$8.43

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

March 31, 2016 (Unaudited)

	MassMutual Premier Balanced Fund	MassMutual Premier Value Fund
Assets:
Investments, at value (Note 2) (a)	$113,987,784	$63,451,766
Repurchase agreements, at value (b)	-	926,102
Other short-term investments, at value (Note 2) (c)	6,815,054	-

Total investments (d)	120,802,838	64,377,868

Receivables from:
Investments sold	5,707,580	127,866
Investments sold on a when-issued basis (Note 2)	7,804,763	-
Open forward foreign currency contracts (Note 2)	200	-
Investment adviser (Note 3)	5,440	11,632
Fund shares sold	15,626	582
Collateral pledged for open futures contracts (Note 2)	81,854	-
Variation margin on open derivative instruments (Note 2)	9,616	-
Interest and dividends	313,897	68,905
Foreign taxes withheld	-	3,128
Prepaid expenses	58,242	57,611

Total assets	134,800,056	64,647,592

Liabilities:
Payables for:
Investments purchased	6,522,809	496,534
Open forward foreign currency contracts (Note 2)	15,050	-
Investments purchased on a when-issued basis (Note 2)	13,194,860	-
Securities on loan (Note 2)	-	908,296
Fund shares repurchased	147,119	323,489
Open swap agreements, at value (Note 2)	12,952	-
Trustees’ fees and expenses (Note 3)	30,927	52,886
Affiliates (Note 3):
Investment advisory fees	45,961	26,305
Administration fees	33,285	12,251
Service fees	22,165	3,494
Shareholder service fees	5,559	2,203
Distribution fees	2,598	58
Due to custodian	189,299	2,005
Accrued expense and other liabilities	23,067	17,676

Total liabilities	20,245,651	1,845,197

Net assets	$114,554,405	$62,802,395

Net assets consist of:
Paid-in capital	$114,628,621	$93,484,403
Undistributed (accumulated) net investment income (loss)	266,974	221,999
Accumulated net realized gain (loss) on investments and foreign currency transactions	(651,883)	(33,304,675)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	310,693	2,400,668

Net assets	$114,554,405	$62,802,395

(a) Cost of investments:	$113,629,388	$61,051,098
(b) Cost of repurchase agreements:	$-	$926,102
(c) Cost of other short-term investments:	$6,814,619	$-
(d) Securities on loan with market value of:	$-	$888,277

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund	MassMutual Premier Main Street Fund	MassMutual Premier Disciplined Growth Fund	MassMutual Premier Small Cap Opportunities Fund

$311,987,382	$120,085,441	$483,098,373	$175,796,142
1,042,165	2,639,293	1,693,986	5,554,404
725	3,205	416	-

313,030,272	122,727,939	484,792,775	181,350,546

26,753,676	329,354	41,914,605	417,332
-	-	-	-
-	-	-	-
-	-	-	-
178,195	6,070	141,375	129,015
-	-	-	-
-	-	-	-
574,233	208,364	337,497	250,438
-	-	-	-
57,647	59,602	55,580	54,268

340,594,023	123,331,329	527,241,832	182,201,599

26,351,697	102,481	45,700,318	3,363,400
-	-	-	-
-	-	-	-
-	6,688	-	17,806,235
570,063	92,029	716,295	14,702
-	-	-	-
49,225	28,707	48,517	41,146

117,879	56,482	176,321	76,332
22,820	16,670	39,998	22,135
7,119	7,217	31,180	41,521
4,810	5,601	13,550	10,606
750	201	2,618	1,458
-	-	-	-
39,198	21,482	41,006	20,989

27,163,561	337,558	46,769,803	21,398,524

$313,430,462	$122,993,771	$480,472,029	$160,803,075

$312,389,355	$114,766,632	$450,846,101	$153,325,067
1,767,499	318,189	1,593,119	1,075,317
(3,063,403)	(923,391)	9,272,638	(2,953,302)
2,337,011	8,832,341	18,760,171	9,355,993

$313,430,462	$122,993,771	$480,472,029	$160,803,075

$309,650,371	$111,253,009	$464,338,202	$166,440,185
$1,042,165	$2,639,293	$1,693,986	$5,554,404
$725	$3,205	$416	$-
$-	$6,541	$-	$17,346,838

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

March 31, 2016 (Unaudited)

	MassMutual Premier Balanced Fund	MassMutual Premier Value Fund
Class I shares:
Net assets	$886,187	$103,146

Shares outstanding (a)	82,224	5,088

Net asset value, offering price and redemption price per share	$10.78	$20.27

Class R5 shares:
Net assets	$53,863,265	$45,112,793

Shares outstanding (a)	4,994,234	2,225,239

Net asset value, offering price and redemption price per share	$10.79	$20.27

Service Class shares:
Net assets	$13,489,225	$130,448

Shares outstanding (a)	1,196,338	6,410

Net asset value, offering price and redemption price per share	$11.28	$20.35

Administrative Class shares:
Net assets	$9,041,230	$11,571,488

Shares outstanding (a)	835,256	568,932

Net asset value, offering price and redemption price per share	$10.82	$20.34

Class A shares:
Net assets	$30,898,810	$5,682,986

Shares outstanding (a)	2,928,677	279,438

Net asset value and redemption price per share	$10.55	$20.34

Offering price per share
(100/[100-maximum sales charge] of net asset value)	$11.19	$21.58

Class R4 shares:
Net assets	$2,051,641	$102,795

Shares outstanding (a)	195,671	5,063

Net asset value, offering price and redemption price per share	$10.49	$20.30

Class R3 shares:
Net assets	$4,324,047	$98,739

Shares outstanding (a)	413,469	4,882

Net asset value, offering price and redemption price per share	$10.46	$20.23

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund	MassMutual Premier Main Street Fund	MassMutual Premier Disciplined Growth Fund	MassMutual Premier Small Cap Opportunities Fund

$180,331,441	$27,680	$203,956,020	$2,527,098

11,947,736	2,815	18,086,547	197,626

$15.09	$9.83	$11.28	$12.79

$45,550,441	$76,565,152	$91,415,782	$57,573,923

3,014,693	7,790,442	8,098,405	4,508,412

$15.11	$9.83	$11.29	$12.77

$68,380,492	$1,849,837	$93,728,537	$11,337,143

4,556,064	182,964	8,285,942	889,172

$15.01	$10.11	$11.31	$12.75

$7,183,425	$32,620,290	$37,282,812	$16,186,452

470,717	3,321,771	3,267,578	1,275,627

$15.26	$9.82	$11.41	$12.69

$8,143,594	$11,392,171	$40,412,702	$67,216,512

546,165	1,173,550	3,620,611	5,392,590

$14.91	$9.71	$11.16	$12.46

$15.82	$10.30	$11.84	$13.22

$2,514,657	$184,533	$8,934,349	$3,465,084

169,195	19,094	803,491	279,549

$14.86	$9.66	$11.12	$12.40

$1,326,412	$354,108	$4,741,827	$2,496,863

88,300	36,320	427,456	201,741

$15.02	$9.75	$11.09	$12.38

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

March 31, 2016 (Unaudited)

	MassMutual Premier Global Fund	MassMutual Premier International Equity Fund
Assets:
Investments, at value unaffiliated issuers (Note 2) (a)	$350,821,444	$527,792,814
Investments, at value — affiliated issuers (Note 2 & 7) (b)	2,249,869	8,929,825
Repurchase agreements, at value (c)	-	-

Total investments (d)	353,071,313	536,722,639

Cash	-	1
Foreign currency, at value (e)	78,130	1,912
Receivables from:
Investments sold	-	-
Investment adviser (Note 3)	-	-
Fund shares sold	111,855	266,955
Interest and dividends	651,349	921,153
Foreign tax receivable	-	-
Foreign taxes withheld	224,350	641,893
Prepaid expenses	60,322	60,515

Total assets	354,197,319	538,615,068

Liabilities:
Payables for:
Investments purchased	-	307,631
Securities on loan (Note 2)	10,477,379	17,184,486
Fund shares repurchased	1,798,803	1,148,992
Trustees’ fees and expenses (Note 3)	63,407	112,073
Affiliates (Note 3):
Investment advisory fees	216,751	365,075
Administration fees	46,240	40,530
Service fees	29,387	28,877
Shareholder service fees	19,895	8,924
Distribution fees	3,764	1,042
Accrued expense and other liabilities	105,590	341,301

Total liabilities	12,761,216	19,538,931

Net assets	$341,436,103	$519,076,137

Net assets consist of:
Paid-in capital	$249,238,357	$484,057,509
Undistributed (accumulated) net investment income (loss)	-	573,136
Distributions in excess of net investment income	(964,442)	-
Accumulated net realized gain (loss) on investments and foreign currency transactions	7,077,092	1,951,585
Net unrealized appreciation (depreciation) on investments and foreign currency translations	86,085,096	32,493,907

Net assets	$341,436,103	$519,076,137

(a) Cost of investments — unaffiliated issuers :	$264,712,061	$495,056,431
(b) Cost of investments — affiliated issuers:	$2,249,869	$8,929,825
(c) Cost of repurchase agreements:	$-	$-
(d) Securities on loan with market value of:	$9,840,591	$16,328,799
(e) Cost of foreign currency:	$77,947	$1,914

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Emerging Markets Fund

$163,972,393
-
11,839,943

175,812,336

-
164,708

486,312
41,077
127,944
258,961
53,143
19,495
52,634

177,016,610

162,009
4,336,601
106,176
19,868

139,886
7,858
422
418
156
532,671

5,306,065

$171,710,545

$205,684,939
-
(1,068,012)
(26,831,962)
(6,074,420)

$171,710,545

$169,569,593
$-
$11,839,943
$4,196,196
$164,566

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

March 31, 2016 (Unaudited)

	MassMutual Premier Global Fund	MassMutual Premier International Equity Fund
Class I shares:
Net assets	$2,997,154	$190,621,852

Shares outstanding (a)	237,946	16,289,474

Net asset value, offering price and redemption price per share	$12.60	$11.70

Class R5 shares:
Net assets	$148,849,450	$238,480,556

Shares outstanding (a)	11,817,622	20,375,340

Net asset value, offering price and redemption price per share	$12.60	$11.70

Service Class shares:
Net assets	$34,474,717	$21,624,132

Shares outstanding (a)	2,758,753	1,852,376

Net asset value, offering price and redemption price per share	$12.50	$11.67

Administrative Class shares:
Net assets	$107,739,737	$18,996,931

Shares outstanding (a)	8,557,928	1,635,308

Net asset value, offering price and redemption price per share	$12.59	$11.62

Class A shares:
Net assets	$36,951,643	$45,211,313

Shares outstanding (a)	2,963,778	4,003,541

Net asset value and redemption price per share	$12.47	$11.29

Offering price per share
(100/[100-maximum sales charge] of net asset value)	$13.23	$11.98

Class R4 shares:
Net assets	$3,620,464	$2,067,216

Shares outstanding (a)	292,460	183,923

Net asset value, offering price and redemption price per share	$12.38	$11.24

Class R3 shares:
Net assets	$6,802,938	$2,074,137

Shares outstanding (a)	546,324	185,074

Net asset value, offering price and redemption price per share	$12.45	$11.21

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Emerging Markets Fund

$159,727,799

16,256,290

$9.83

$2,859,221

287,077

$9.96

$7,809,818

795,436

$9.82

$551,201

55,787

$9.88

$210,119

21,426

$9.81

$10.41

$265,557

27,153

$9.78

$286,830

29,356

$9.77

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended March 31, 2016 (Unaudited)

	MassMutual Premier U.S. Government Money Market Fund	MassMutual Premier Short-Duration Bond Fund
Investment income (Note 2):
Dividends	$-	$20,156
Interest (a)	619,379	6,419,768

Total investment income	619,379	6,439,924

Expenses (Note 3):
Investment advisory fees	698,183	969,806
Custody fees	20,725	30,217
Interest expense	-	-
Audit fees	15,610	18,395
Legal fees	2,966	2,849
Accounting & Administration fees	32,458	41,664
Proxy fees	518	518
Shareholder reporting fees	10,446	15,067
Trustees’ fees	9,923	14,303
Registration and filing fees	10,466	46,705
Transfer agent fees	1,500	1,500

	802,795	1,141,024
Administration fees:
Class R5	199,481	92,682
Service Class	-	56,648
Administrative Class	-	29,296
Class A	-	66,389
Class R4	-	6,936
Class R3	-	2,096
Distribution fees:
Class R3	-	2,620
Service fees:
Class A	-	110,649
Class R4	-	8,670
Class R3	-	2,620
Shareholder service fees:
Service Class	-	18,883
Administrative Class	-	29,296
Class A	-	66,389

Total expenses	1,002,276	1,634,198
Expenses waived (Note 3):
Class I fees reimbursed by adviser	-	-
Class R5 fees reimbursed by adviser	(382,969)	-
Service Class fees reimbursed by adviser	-	-
Administrative Class fees reimbursed by adviser	-	-
Class A fees reimbursed by adviser	-	-
Class R4 fees reimbursed by adviser	-	-
Class R3 fees reimbursed by adviser	-	-

Net expenses	619,307	1,634,198

Net investment income (loss)	72	4,805,726

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation- Protected and Income Fund	MassMutual Premier Core Bond Fund	MassMutual Premier Diversified Bond Fund	MassMutual Premier High Yield Fund

$-	$143,109	$14,188	$-
112,381	21,740,003	2,704,658	10,324,674

112,381	21,883,112	2,718,846	10,324,674

638,628	2,723,415	347,155	647,334
36,179	73,867	21,459	33,706
652,117	-	-	-
18,403	19,305	18,742	17,806
1,668	7,739	807	1,257
32,999	76,537	40,297	28,074
517	518	518	518
10,167	34,230	6,571	9,034
8,612	39,401	4,425	6,806
45,666	47,326	41,692	44,356
1,500	1,500	1,500	1,500

1,446,456	3,023,838	483,166	790,391

28,301	223,813	34,121	18,524
56,065	94,115	13,656	45,166
8,934	65,312	26,231	18,754
16,599	123,251	26,462	20,258
2,123	10,816	3,270	6,379
677	648	756	5,854

846	810	945	7,317

27,664	205,419	44,103	33,764
2,654	13,520	4,088	7,974
846	810	945	7,317

18,688	31,372	4,552	15,055
8,934	65,313	26,230	18,754
16,599	123,251	26,462	20,258

1,635,386	3,982,288	694,987	1,015,765

-	-	(2,137)	(18,489)
-	-	(8,919)	(6,245)
-	-	(2,362)	(10,130)
-	-	(4,550)	(4,208)
-	-	(4,610)	(4,548)
-	-	(428)	(1,069)
-	-	(102)	(982)

1,635,386	3,982,288	671,879	970,094

(1,523,005)	17,900,824	2,046,967	9,354,580

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Operations (Continued)

For the Six Months Ended March 31, 2016 (Unaudited)

	MassMutual Premier U.S. Government Money Market Fund	MassMutual Premier Short-Duration Bond Fund
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	$2,880	$(4,770,410)
Futures contracts	-	1,194,453
Swap agreements	-	32,085
Foreign currency transactions	-	-

Net realized gain (loss)	2,880	(3,543,872)

Net change in unrealized appreciation (depreciation) on:
Investment transactions	-	1,314,579
Futures contracts	-	(611,711)
Swap agreements	-	(17,708)
Translation of assets and liabilities in foreign currencies	-	(237,268)

Net change in unrealized appreciation (depreciation)	-	447,892

Net realized gain (loss) and change in unrealized appreciation (depreciation)	2,880	(3,095,980)

Net increase (decrease) in net assets resulting from operations	$2,952	$1,709,746

(a) Net of foreign withholding tax of:	$-	$2,153

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation- Protected and Income Fund	MassMutual Premier Core Bond Fund	MassMutual Premier Diversified Bond Fund	MassMutual Premier High Yield Fund

$200,203	$(18,904,794)	$(510,872)	$(8,519,372)
(247,366)	4,802,798	376,579	-
32,661	82,417	9,928	-
-	-	(94,645)	-

(14,502)	(14,019,579)	(219,010)	(8,519,372)

13,690,842	11,158,673	1,504,589	164,218
60,903	(516,049)	(75,340)	-
191,906	(57,364)	(3,846)	-
-	(562,456)	(136,054)	-

13,943,651	10,022,804	1,289,349	164,218

13,929,149	(3,996,775)	1,070,339	(8,355,154)

$12,406,144	$13,904,049	$3,117,306	$999,426

$-	$-	$-	$-

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended March 31, 2016 (Unaudited)

	MassMutual Premier Balanced Fund	MassMutual Premier Value Fund
Investment income (Note 2):
Dividends (a)	$882,134	$717,021
Interest	614,790	33
Securities lending net income	-	21,003

Total investment income	1,496,924	738,057

Expenses (Note 3):
Investment advisory fees	280,072	160,240
Custody fees	23,487	8,269
Audit fees	18,734	17,574
Legal fees	802	400
Accounting & Administration fees	41,573	27,065
Proxy fees	518	518
Shareholder reporting fees	6,440	5,038
Trustees’ fees	3,807	1,822
Registration and filing fees	41,372	46,534
Transfer agent fees	1,500	1,500

	418,305	268,960
Administration fees:
Class R5	28,882	22,866
Service Class	9,956	93
Administrative Class	6,664	8,872
Class A	22,734	4,583
Class R4	2,201	102
Class R3	3,822	97
Distribution fees:
Class R3	4,777	121
Service fees:
Class A	37,890	7,638
Class R4	2,751	127
Class R3	4,777	121
Shareholder service fees:
Service Class	3,319	31
Administrative Class	6,664	8,872
Class A	22,734	4,583

Total expenses	575,476	327,066
Expenses waived (Note 3):
Class I fees reimbursed by adviser	(256)	(122)
Class R5 fees reimbursed by adviser	(33,738)	(54,724)
Service Class fees reimbursed by adviser	(7,767)	(149)
Administrative Class fees reimbursed by adviser	(5,199)	(14,155)
Class A fees reimbursed by adviser	(17,726)	(7,284)
Class R4 fees reimbursed by adviser	(1,287)	(121)
Class R3 fees reimbursed by adviser	(2,243)	(118)

Net expenses	507,260	250,393

Net investment income (loss)	989,664	487,664

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund	MassMutual Premier Main Street Fund	MassMutual Premier Disciplined Growth Fund	MassMutual Premier Small Cap Opportunities Fund

$4,552,832	$1,340,375	$4,274,547	$1,892,479
104	143	145	180
-	3,334	-	32,867

4,552,936	1,343,852	4,274,692	1,925,526

689,601	337,190	1,027,119	446,830
13,229	11,863	18,691	12,948
18,142	16,842	18,199	17,307
1,672	927	2,288	890
26,930	23,750	30,921	23,187
518	518	518	518
22,765	6,885	25,266	6,868
8,418	4,133	12,255	4,523
45,382	47,240	40,030	41,269
1,500	1,500	1,501	1,500

828,157	450,848	1,176,788	555,840

23,260	36,893	44,607	28,713
50,504	2,960	68,563	6,895
5,609	24,124	26,820	12,735
6,066	9,204	29,311	48,908
2,580	152	7,852	1,804
695	264	4,128	2,031

869	330	5,160	2,538

10,110	15,340	48,853	81,513
3,225	190	9,815	2,255
869	330	5,160	2,538

16,835	987	22,854	2,299
5,609	24,124	26,820	12,735
6,066	9,204	29,311	48,908

960,454	574,950	1,506,042	809,712

-	-	-	-
-	-	-	-
-	-	-	-
-	-	-	-
-	-	-	-
-	-	-	-
-	-	-	-

960,454	574,950	1,506,042	809,712

3,592,482	768,902	2,768,650	1,115,814

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Operations (Continued)

For the Six Months Ended March 31, 2016 (Unaudited)

	MassMutual Premier Balanced Fund	MassMutual Premier Value Fund
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	$(380,044)	$(514,051)
Futures contracts	209,346	-
Swap agreements	2,571	-
Foreign currency transactions	-	(71)

Net realized gain (loss)	(168,127)	(514,122)

Net change in unrealized appreciation (depreciation) on:
Investment transactions	4,353,332	2,177,350
Futures contracts	(30,221)	-
Swap agreements	(3,332)	-
Translation of assets and liabilities in foreign currencies	(14,851)	-

Net change in unrealized appreciation (depreciation)	4,304,928	2,177,350

Net realized gain (loss) and change in unrealized appreciation (depreciation)	4,136,801	1,663,228

Net increase (decrease) in net assets resulting from operations	$5,126,465	$2,150,892

(a) Net of foreign withholding tax of:	$-	$8,652

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund	MassMutual Premier Main Street Fund	MassMutual Premier Disciplined Growth Fund	MassMutual Premier Small Cap Opportunities Fund

$(506,451)	$178,844	$10,159,171	$(2,524,250)
-	-	-	-
-	-	-	-
-	(2,865)	-	(14,728)

(506,451)	175,979	10,159,171	(2,538,978)

16,176,823	8,263,914	22,223,497	6,212,588
-	-	-	-
-	-	-	-
-	424	-	34

16,176,823	8,264,338	22,223,497	6,212,622

15,670,372	8,440,317	32,382,668	3,673,644

$19,262,854	$9,209,219	$35,151,318	$4,789,458

$2,430	$5,590	$-	$1,183

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended March 31, 2016 (Unaudited)

	MassMutual Premier Global Fund	MassMutual Premier International Equity Fund
Investment income (Note 2):
Dividends — unaffiliated issuers (a)	$2,190,588	$3,524,709
Dividends — affiliated issuers (Note 7)	8,967	10,358
Interest	1	-
Securities lending net income	114,556	48,022

Total investment income	2,314,112	3,583,089

Expenses (Note 3):
Investment advisory fees	1,357,404	2,181,715
Custody fees	70,401	164,744
Audit fees	22,035	21,957
Legal fees	1,985	2,567
Accounting & Administration fees	33,002	36,294
Proxy fees	518	518
Shareholder reporting fees	20,936	27,089
Trustees’ fees	10,664	13,947
Registration and filing fees	47,654	42,623
Transfer agent fees	1,500	1,501

	1,566,099	2,492,955
Administration fees:
Class R5	80,771	122,105
Service Class	25,283	16,168
Administrative Class	86,800	14,413
Class A	30,363	34,638
Class R4	2,586	804
Class R3	5,010	1,223
Distribution fees:
Class R3	6,262	1,529
Service fees:
Class A	50,606	57,730
Class R4	3,232	1,005
Class R3	6,263	1,529
Shareholder service fees:
Service Class	8,428	5,389
Administrative Class	86,800	14,413
Class A	30,363	34,638

Total expenses	1,988,866	2,798,539
Expenses waived (Note 3):
Class I fees reimbursed by adviser	-	-
Class R5 fees reimbursed by adviser	-	-
Service Class fees reimbursed by adviser	-	-
Administrative Class fees reimbursed by adviser	-	-
Class A fees reimbursed by adviser	-	-
Class R4 fees reimbursed by adviser	-	-
Class R3 fees reimbursed by adviser	-	-

Net expenses	1,988,866	2,798,539

Net investment income (loss)	325,246	784,550

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Emerging Markets Fund

$1,001,932
–
516
13,748

1,016,196

796,319
170,657
37,873
783
28,369
518
9,700
4,110
41,140
1,500

1,090,969

2,427
5,611
313
152
182
231

289

254
227
289

1,870
313
153

1,103,280

(233,416)
(7,806)
(11,962)
(667)
(325)
(289)
(369)

848,446

167,750

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Operations (Continued)

For the Six Months Ended March 31, 2016 (Unaudited)

	MassMutual Premier Global Fund	MassMutual Premier International Equity Fund
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	$11,997,237	$8,950,084
Foreign currency transactions	(29,575)	(163,927)

Net realized gain (loss)	11,967,662	8,786,157

Net change in unrealized appreciation (depreciation) on:
Investment transactions*	(17,999,986)	22,556,833
Translation of assets and liabilities in foreign currencies	104,656	30,196

Net change in unrealized appreciation (depreciation)	(17,895,330)	22,587,029

Net realized gain (loss) and change in unrealized appreciation (depreciation)	(5,927,668)	31,373,186

Net increase (decrease) in net assets resulting from operations	$(5,602,422)	$32,157,736

(a) Net of foreign withholding tax of:	$100,846	$217,292
* Net increase (decrease) in accrued foreign capital gains tax of:	$(7,817)	$(91,808)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Emerging Markets Fund

$(10,576,022)
(36,595)

(10,612,617)

20,959,698
556,479

21,516,177

10,903,560

$11,071,310

$49,134
$54,662

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

MassMutual Premier U.S. Government Money Market Fund
	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$72	$2
Net realized gain (loss) on investment transactions	2,880	9,187
Net change in unrealized appreciation (depreciation) on investments	-	-

Net increase (decrease) in net assets resulting from operations	2,952	9,189

Distributions to shareholders (Note 2):
From net investment income:
Class I	-	-
Class R5	(11,965)	(21,751)
Service Class	-	-
Administrative Class	-	-
Class A	-	-
Class R4	-	-
Class R3	-	-

Total distributions from net investment income	(11,965)	(21,751)

From net realized gains:
Class I	-	-
Class R5	-	-
Service Class	-	-
Administrative Class	-	-
Class A	-	-
Class R4	-	-
Class R3	-	-

Total distributions from net realized gains	-	-

Net fund share transactions (Note 5):
Class I	-	-
Class R5	(49,982,736)	(74,490,267)
Service Class	-	-
Administrative Class	-	-
Class A	-	-
Class R4	-	-
Class R3	-	-

Increase (decrease) in net assets from fund share transactions	(49,982,736)	(74,490,267)

Total increase (decrease) in net assets	(49,991,749)	(74,502,829)
Net assets
Beginning of period	400,017,377	474,520,206

End of period	$350,025,628	$400,017,377

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$-	$-

Distributions in excess of net investment income included in net assets at end of period	$(97,492)	$(85,599)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund		MassMutual Premier Inflation-Protected and Income Fund
Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015

$4,805,726	$9,778,461	$(1,523,005)	$1,568,601
(3,543,872)	4,831,207	(14,502)	56,664
447,892	(3,521,904)	13,943,651	(5,677,634)

1,709,746	11,087,764	12,406,144	(4,052,369)

(4,222,083)	(5,420,085)	(2,070,502)	(4,160,845)
(4,590,598)	(3,732,581)	(582,044)	(1,358,727)
(1,958,806)	(1,578,728)	(756,409)	(1,728,889)
(879,709)	(909,686)	(105,506)	(229,733)
(1,838,838)	(1,377,822)	(134,206)	(517,740)
(175,113)	(2,011)	(14,543)	(2,162)
(45,671)	(10,081)	(3,444)	(28,215)

(13,710,818)	(13,030,994)	(3,666,654)	(8,026,311)

-	(31,639)	-	-
-	(23,140)	-	-
-	(10,181)	-	-
-	(6,113)	-	-
-	(10,578)	-	-
-	(14)	-	-
-	(85)	-	-

-	(81,750)	-	-

28,967,242	(37,900,272)	18,438,820	(995,545)
35,172,843	(19,307,586)	(4,182,759)	4,450,406
(23,481,775)	10,755,918	(4,068,350)	2,699,074
(2,347,411)	(6,050,203)	333,053	1,680,909
17,225,002	(1,471,102)	(237,133)	(2,841,746)
1,752,253	5,778,574	2,597,008	904,670
1,391,386	951,559	748,802	(1,161,906)

58,679,540	(47,243,112)	13,629,441	4,735,862

46,678,468	(49,268,092)	22,368,931	(7,342,818)

519,444,347	568,712,439	326,414,916	333,757,734

$566,122,815	$519,444,347	$348,783,847	$326,414,916

$931,802	$9,836,894	$(1,522,151)	$3,667,508

$-	$-	$-	$-

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Premier Core Bond Fund
	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$17,900,824	$39,296,685
Net realized gain (loss) on investment transactions	(14,019,579)	21,283,898
Net change in unrealized appreciation (depreciation) on investments	10,022,804	(37,563,240)

Net increase (decrease) in net assets resulting from operations	13,904,049	23,017,343

Distributions to shareholders (Note 2):
From net investment income:
Class I	(18,392,842)	(16,526,951)
Class R5	(13,227,798)	(12,500,333)
Service Class	(3,755,333)	(3,035,623)
Administrative Class	(2,491,012)	(1,757,067)
Class A	(4,190,328)	(3,657,324)
Class R4	(267,681)	(2,400)
Class R3	(14,877)	(24,295)

Total distributions from net investment income	(42,339,871)	(37,503,993)

From net realized gains:
Class I	(8,265,547)	(2,792,420)
Class R5	(6,172,223)	(2,220,261)
Service Class	(1,803,649)	(570,786)
Administrative Class	(1,231,876)	(334,199)
Class A	(2,311,413)	(784,888)
Class R4	(134,733)	(461)
Class R3	(8,654)	(5,687)

Total distributions from net realized gains	(19,928,095)	(6,708,702)

Net fund share transactions (Note 5):
Class I	(75,197,284)	66,420,673
Class R5	(48,756,736)	(14,972,782)
Service Class	(6,229,998)	(33,975,362)
Administrative Class	4,478,389	14,913,957
Class A	(2,412,916)	(5,483,609)
Class R4	5,465,293	8,927,907
Class R3	83,567	(590,696)

Increase (decrease) in net assets from fund share transactions	(122,569,685)	35,240,088

Total increase (decrease) in net assets	(170,933,602)	14,044,736
Net assets
Beginning of period	1,558,515,072	1,544,470,336

End of period	$1,387,581,470	$1,558,515,072

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$5,433,701	$29,872,748

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund		MassMutual Premier High Yield Fund
Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015

$2,046,967	$3,789,400	$9,354,580	$16,574,927
(219,010)	1,415,659	(8,519,372)	(7,044,423)
1,289,349	(4,741,775)	164,218	(16,253,367)

3,117,306	463,284	999,426	(6,722,863)

(386,359)	(126,324)	(6,934,044)	(6,818,597)
(1,753,470)	(1,478,875)	(2,287,408)	(2,615,584)
(398,210)	(314,167)	(3,971,242)	(3,958,291)
(817,856)	(509,626)	(1,621,145)	(1,580,452)
(695,744)	(623,741)	(1,679,547)	(1,969,985)
(80,375)	(2,017)	(478,602)	(6,622)
(12,501)	(1,821)	(346,635)	(47,733)

(4,144,515)	(3,056,571)	(17,318,623)	(16,997,264)

(75,901)	(2,792)	-	(2,371,954)
(358,118)	(34,169)	-	(925,575)
(85,619)	(7,825)	-	(1,423,138)
(180,295)	(13,049)	-	(572,351)
(177,335)	(20,396)	-	(754,539)
(17,224)	(52)	-	(2,420)
(2,843)	(52)	-	(18,782)

(897,335)	(78,335)	-	(6,068,759)

2,913,135	10,258,037	28,968,855	12,960,747
7,447,885	(1,947,196)	(5,327,521)	6,413,130
(3,017,923)	4,867,979	(358,206)	8,446,472
(880,672)	14,020,447	2,736,865	4,167,071
(180,220)	2,799,634	(945,172)	(1,491,826)
494,183	2,872,655	8,171,345	2,658,808
617,839	312,227	5,315,935	2,875,355

7,394,227	33,183,783	38,562,101	36,029,757

5,469,683	30,512,161	22,242,904	6,240,871

177,085,452	146,573,291	269,813,655	263,572,784

$182,555,135	$177,085,452	$292,056,559	$269,813,655

$728,702	$2,826,250	$4,694,448	$12,658,491

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Premier Balanced Fund
	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$989,664	$2,605,942
Net realized gain (loss) on investment transactions	(168,127)	10,376,426
Net change in unrealized appreciation (depreciation) on investments	4,304,928	(14,014,766)

Net increase (decrease) in net assets resulting from operations	5,126,465	(1,032,398)

Distributions to shareholders (Note 2):
From net investment income:
Class I	(9,467)	(683,991)
Class R5	(1,332,335)	(1,236,920)
Service Class	(296,398)	(190,039)
Administrative Class	(196,174)	(131,261)
Class A	(576,849)	(434,419)
Class R4	(51,793)	(1,600)
Class R3	(91,642)	(1,404)

Total distributions from net investment income	(2,554,658)	(2,679,634)

From net realized gains:
Class I	(30,621)	(3,061,965)
Class R5	(4,510,492)	(5,968,539)
Service Class	(1,042,848)	(958,600)
Administrative Class	(716,470)	(683,201)
Class A	(2,460,146)	(2,879,874)
Class R4	(181,309)	(8,757)
Class R3	(324,796)	(8,749)

Total distributions from net realized gains	(9,266,682)	(13,569,685)

Net fund share transactions (Note 5):
Class I	518,986	(33,680,201)
Class R5	(5,851,835)	(3,086,541)
Service Class	1,736,549	2,092,772
Administrative Class	882,243	2,640,463
Class A	1,181,047	1,219,005
Class R4	182,907	2,044,531
Class R3	2,897,153	1,710,445

Increase (decrease) in net assets from fund share transactions	1,547,050	(27,059,526)

Total increase (decrease) in net assets	(5,147,825)	(44,341,243)
Net assets
Beginning of period	119,702,230	164,043,473

End of period	$114,554,405	$119,702,230

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$266,974	$1,831,968

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Value Fund		MassMutual Premier Disciplined Value Fund
Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015

$487,664	$1,060,198	$3,592,482	$6,060,577
(514,122)	10,215,221	(506,451)	25,680,515
2,177,350	(12,525,891)	16,176,823	(45,119,771)

2,150,892	(1,250,472)	19,262,854	(13,378,679)

(1,729)	(2,038)	(3,673,296)	(3,260,008)
(721,893)	(1,167,383)	(938,314)	(1,184,635)
(1,852)	(2,270)	(1,307,815)	(1,139,617)
(158,282)	(229,145)	(133,031)	(115,418)
(67,859)	(103,865)	(120,839)	(139,242)
(1,234)	(1,679)	(45,578)	(1,573)
(927)	(1,243)	(2,452)	(1,953)

(953,776)	(1,507,623)	(6,221,325)	(5,842,446)

-	-	(3,272,325)	-
-	-	(887,232)	-
-	-	(1,291,029)	-
-	-	(140,597)	-
-	-	(154,323)	-
-	-	(49,544)	-
-	-	(3,446)	-

-	-	(5,798,496)	-

2	2,038	12,591,706	(8,358,014)
(2,158,563)	(16,610,303)	(2,240,294)	(22,465,744)
19,803	(17,825)	1,030,953	2,166,675
(652,261)	(1,495,530)	(462,594)	984,939
(1,068,617)	(584,377)	(153,453)	(2,091,109)
2	1,879	(70,779)	2,601,007
637	287	1,049,993	24,926

(3,858,997)	(18,703,831)	11,745,532	(27,137,320)

(2,661,881)	(21,461,926)	18,988,565	(46,358,445)

65,464,276	86,926,202	294,441,897	340,800,342

$62,802,395	$65,464,276	$313,430,462	$294,441,897

$221,999	$688,111	$1,767,499	$4,396,342

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Premier Main Street Fund
	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$768,902	$1,705,347
Net realized gain (loss) on investment transactions	175,979	42,937,276
Net change in unrealized appreciation (depreciation) on investments	8,264,338	(39,140,775)

Net increase (decrease) in net assets resulting from operations	9,209,219	5,501,848

Distributions to shareholders (Note 2):
From net investment income:
Class I	(419)	(445,293)
Class R5	(1,121,638)	(854,427)
Service Class	(13,942)	(53,727)
Administrative Class	(406,873)	(215,423)
Class A	(127,765)	(57,341)
Class R4	(2,224)	(638)
Class R3	(3,796)	(359)

Total distributions from net investment income	(1,676,657)	(1,627,208)

From net realized gains:
Class I	(8,799)	(1,023,142)
Class R5	(25,323,663)	(2,113,464)
Service Class	(583,837)	(146,016)
Administrative Class	(10,656,650)	(699,444)
Class A	(4,277,912)	(295,968)
Class R4	(58,326)	(2,283)
Class R3	(103,854)	(2,553)

Total distributions from net realized gains	(41,013,041)	(4,282,870)

Net fund share transactions (Note 5):
Class I	(3,462)	(50,324,825)
Class R5	28,049,413	(26,331,864)
Service Class	(4,524,912)	(11,956)
Administrative Class	9,609,992	(2,542,180)
Class A	2,024,481	(270,690)
Class R4	128,966	3,121
Class R3	311,363	24,879

Increase (decrease) in net assets from fund share transactions	35,595,841	(79,453,515)

Total increase (decrease) in net assets	2,115,362	(79,861,745)
Net assets
Beginning of period	120,878,409	200,740,154

End of period	$122,993,771	$120,878,409

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$318,189	$1,225,944

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund		MassMutual Premier Small Cap Opportunities Fund
Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015

$2,768,650	$5,166,663	$1,115,814	$1,145,559
10,159,171	38,051,105	(2,538,978)	15,510,850
22,223,497	(36,320,687)	6,212,622	(11,140,128)

35,151,318	6,897,081	4,789,458	5,516,281

(2,336,591)	(1,940,078)	(16,478)	(50,971)
(955,316)	(1,159,490)	(402,813)	(691,849)
(905,689)	(763,710)	(74,292)	(65,843)
(318,099)	(207,877)	(66,134)	(149,435)
(234,446)	(212,683)	(145,188)	(343,507)
(83,598)	(807)	(8,881)	(723)
(36,279)	(608)	(11,123)	(535)

(4,870,018)	(4,285,253)	(724,909)	(1,302,863)

(14,078,292)	(21,502,191)	(199,275)	(697,224)
(6,415,840)	(13,925,527)	(5,761,090)	(10,582,387)
(6,571,097)	(10,069,315)	(1,084,737)	(1,036,035)
(2,545,498)	(3,075,438)	(1,523,756)	(2,618,610)
(2,763,442)	(4,261,079)	(6,655,266)	(10,627,106)
(609,627)	(12,902)	(128,067)	(14,502)
(292,275)	(12,890)	(210,981)	(14,488)

(33,276,071)	(52,859,342)	(15,563,172)	(25,590,352)

20,218,418	21,589,852	2,781,915	(4,421,503)
6,476,309	(12,388,040)	3,048,793	(6,192,961)
6,479,704	11,101,949	5,321,189	994,631
3,914,445	12,848,190	(929,241)	3,023,166
2,396,632	7,107,732	5,656,148	5,264,138
3,077,658	6,430,980	2,863,442	508,727
1,102,681	3,684,829	1,446,922	1,292,881

43,665,847	50,375,492	20,189,168	469,079

40,671,076	127,978	8,690,545	(20,907,855)

439,800,953	439,672,975	152,112,530	173,020,385

$480,472,029	$439,800,953	$160,803,075	$152,112,530

$1,593,119	$3,694,487	$1,075,317	$684,412

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Premier Global Fund
	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$325,246	$3,613,845
Net realized gain (loss) on investment transactions	11,967,662	28,485,709
Net change in unrealized appreciation (depreciation) on investments	(17,895,330)	(41,258,420)

Net increase (decrease) in net assets resulting from operations	(5,602,422)	(9,158,866)

Distributions to shareholders (Note 2):
From net investment income:
Class I	(30,113)	(1,251)
Class R5	(1,390,770)	(2,308,576)
Service Class	(278,289)	(201,567)
Administrative Class	(724,998)	(1,242,589)
Class A	(152,532)	(273,008)
Class R4	(31,513)	(919)
Class R3	(27,852)	(11,076)

Total distributions from net investment income	(2,636,067)	(4,038,986)

From net realized gains:
Class I	(244,605)	(4,724)
Class R5	(12,918,215)	(9,357,304)
Service Class	(2,753,402)	(865,462)
Administrative Class	(9,121,946)	(6,191,912)
Class A	(3,237,261)	(2,043,203)
Class R4	(273,902)	(4,772)
Class R3	(362,854)	(81,198)

Total distributions from net realized gains	(28,912,185)	(18,548,575)

Net fund share transactions (Note 5):
Class I	2,394,962	1,046,052
Class R5	(991,313)	(24,642,293)
Service Class	7,780,888	19,275,412
Administrative Class	(1,868,423)	(5,233,190)
Class A	356,993	(2,493,648)
Class R4	3,395,013	663,340
Class R3	4,498,602	1,640,341

Increase (decrease) in net assets from fund share transactions	15,566,722	(9,743,986)

Total increase (decrease) in net assets	(21,583,952)	(41,490,413)
Net assets
Beginning of period	363,020,055	404,510,468

End of period	$341,436,103	$363,020,055

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$-	$1,346,379

Distributions in excess of net investment income included in net assets at end of period	$(964,442)	$-

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund		MassMutual Premier Strategic Emerging Markets Fund
Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015

$784,550	$5,847,272	$167,750	$1,220,505
8,786,157	19,055,754	(10,612,617)	(11,348,107)
22,587,029	(43,072,684)	21,516,177	(30,861,635)

32,157,736	(18,169,658)	11,071,310	(40,989,237)

(2,095,715)	(1,052,391)	(1,204,528)	(1,724,701)
(2,525,746)	(3,791,949)	(13,627)	(93,369)
(212,860)	(243,009)	(44,993)	(2,863)
(166,318)	(175,534)	(2,191)	(3,624)
(272,171)	(413,993)	(82)	(4,729)
(5,437)	(898)	(742)	(850)
(10,452)	(715)	(649)	(652)

(5,288,699)	(5,678,489)	(1,266,812)	(1,830,788)

(6,711,005)	(12,802,456)	-	-
(9,017,251)	(51,616,098)	-	-
(829,544)	(3,526,132)	-	-
(730,576)	(2,863,471)	-	-
(1,787,455)	(8,963,627)	-	-
(21,263)	(14,917)	-	-
(41,357)	(14,901)	-	-

(19,138,451)	(79,801,602)	-	-

18,245,653	128,329,404	23,018,946	26,035,772
(16,943,733)	(38,369,156)	(4,850,065)	819,180
(435,959)	2,785,375	274,589	8,198,398
(589,369)	4,694,603	93,333	147,520
(2,701,949)	4,870,336	6,108	(203,196)
1,641,658	292,417	135,116	39,879
1,511,550	485,280	84,028	131,784

727,851	103,088,259	18,762,055	35,169,337

8,458,437	(561,490)	28,566,553	(7,650,688)

510,617,700	511,179,190	143,143,992	150,794,680

$519,076,137	$510,617,700	$171,710,545	$143,143,992

$583,494	$5,077,285	$-	$31,050

$-	$-	$(1,068,012)	$-

MassMutual Premier Funds – Financial Statements (Continued)

Statement of Cash Flows

For the Six Months Ended March 31, 2016 (Unaudited)

MassMutual Premier Inflation- Protected and Income Fund
Cash flows from operating activities:
Net increase (decrease) in net assets resulting from operations	$12,406,144
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Investments purchased	(111,284,900)
Investments sold	110,975,725
(Increase) Decrease to the principal amount of inflation-indexed bonds	2,282,617
(Purchase) Sale of short-term investments, net	(4,231,407)
Amortization (Accretion) of discount and premium, net	798,919
(Increase) Decrease in receivable from interest and dividends	7,954
(Increase) Decrease in prepaid expense	(24,979)
Increase (Decrease) in payable for open swap agreements	(107,857)
Increase (Decrease) in payable for Trustees’ fees and expenses	34
Increase (Decrease) in payable for investment advisory fees	5,512
Increase (Decrease) in payable for administration fees	6,862
Increase (Decrease) in payable for service fees	296
Increase (Decrease) in payable for distribution fees	333
Increase (Decrease) in payable for shareholder service fees	101
Increase (Decrease) in variation margin receivable on open derivative instruments	48,676
Increase (Decrease) in payable for accrued expenses and other liabilities	(11,852)
Net change in unrealized (appreciation) depreciation on investments	(13,690,842)
Net realized (gain) loss from investments	(200,203)

Net cash from (used in) operating activities	(3,018,867)

Cash flows from (used in) financing activities:
Increase (Decrease) in due to custodian	(13)
Proceeds from shares sold	63,161,783
Payment on shares redeemed	(53,961,847)
Cash distributions paid	(1,029)
Proceeds from reverse repurchase agreements	(35,206,421)
Repayment of reverse repurchase agreements	21,706,696
Increase (Decrease) in collateral pledged for reverse repurchase agreements	7,250,132
Increase (Decrease) in payable for interest for reverse repurchase agreements	69,566

Net cash from (used in) financing activities	3,018,867

Net increase (decrease) in cash	-
Cash at beginning of year	-

Cash at end of year	$-

Non cash financing activities not included herein consist of:
Reinvestment of all distributions	$3,665,625
Cash paid out for interest on reverse repurchase agreements	$582,551

The accompanying notes are an integral part of the financial statements.

MassMutual Premier U.S. Government Money Market Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations						Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]		Net realized and unrealized gain (loss) on investments		Total income (loss) from investment operations		From net investment income	Total distributions	Net asset value, end of the period	Total return[l]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class R5
03/31/16[r]	$1.00	$0.00	[d]	$0.00	[d]	$0.00	[d]	$(0.00)[d]	$(0.00)[d]	$1.00	0.00%	[b,e]	$350,026	0.50%	[a]	0.31%	[a]	0.00%	[a,e]
09/30/15	1.00	0.00	[d]	0.00	[d]	0.00	[d]	(0.00)[d]	(0.00)[d]	1.00	0.01%		400,017	0.50%		0.14%		0.00%	[e]
09/30/14	1.00	0.00	[d]	0.00	[d]	0.00	[d]	(0.00)[d]	(0.00)[d]	1.00	0.00%	[e]	474,520	0.48%		0.12%		0.00%	[e]
09/30/13	1.00	0.00	[d]	(0.00)[d]		0.00	[d]	(0.00)[d]	(0.00)[d]	1.00	0.01%		152,076	0.45%		0.15%		0.01%
09/30/12[i]	1.00	0.00	[d]	0.00	[d]	0.00	[d]	(0.00)[d]	(0.00)[d]	1.00	0.00%	[b,e]	162,906	0.46%	[a]	0.16%	[a]	0.00%	[a,e]
10/31/11	1.00	0.00	[d]	0.00	[d]	0.00	[d]	(0.00)[d]	(0.00)[d]	1.00	0.00%	[e]	189,764	0.46%		0.20%		0.00%	[e]
10/31/10	1.00	0.00	[d]	0.00	[d]	0.00	[d]	(0.00)[d]	(0.00)[d]	1.00	0.00%	[e]	221,083	0.46%		0.25%		0.00%	[e]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
i	For the period November 1, 2011 through September 30, 2012.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
03/31/16[r]	$10.46	$0.10	$(0.06)	$0.04	$(0.27)	$-	$(0.27)	$10.23	0.41%	[b]	$179,739	0.41%	[a]	N/A		1.89%	[a]
09/30/15	10.50	0.19	0.01	0.20	(0.24)	(0.00)[d]	(0.24)	10.46	2.00%		154,219	0.40%		N/A		1.83%
09/30/14	10.57	0.17	(0.01)	0.16	(0.23)	-	(0.23)	10.50	1.46%		193,155	0.44%		0.37%		1.62%
09/30/13	10.77	0.18	(0.02)	0.16	(0.23)	(0.13)	(0.36)	10.57	1.62%		188,114	0.50%		0.36%		1.68%
09/30/12[i]	10.87	0.18	0.16	0.34	(0.22)	(0.22)	(0.44)	10.77	3.20%	[b]	134,803	0.51%	[a]	0.37%	[a]	1.83%	[a]
10/31/11[g]	10.86	0.20	0.13	0.33	(0.25)	(0.07)	(0.32)	10.87	3.05%	[b]	137,464	0.52%	[a]	0.37%	[a]	2.07%	[a]
Class R5
03/31/16[r]	$10.49	$0.09	$(0.06)	$0.03	$(0.26)	$-	$(0.26)	$10.26	0.32%	[b]	$190,640	0.51%	[a]	N/A		1.78%	[a]
09/30/15	10.52	0.18	0.02	0.20	(0.23)	(0.00)[d]	(0.23)	10.49	1.95%		159,429	0.50%		N/A		1.73%
09/30/14	10.59	0.15	(0.01)	0.14	(0.21)	-	(0.21)	10.52	1.36%		179,221	0.59%		0.52%		1.47%
09/30/13	10.79	0.16	(0.02)	0.14	(0.21)	(0.13)	(0.34)	10.59	1.43%		196,790	0.69%		0.55%		1.48%
09/30/12[i]	10.88	0.16	0.16	0.32	(0.19)	(0.22)	(0.41)	10.79	2.91%	[b]	158,361	0.70%	[a]	0.56%	[a]	1.64%	[a]
10/31/11	10.93	0.20	0.05	0.25	(0.23)	(0.07)	(0.30)	10.88	2.38%		155,719	0.67%		0.55%		1.86%
10/31/10	10.64	0.29	0.34	0.63	(0.34)	-	(0.34)	10.93	6.10%		190,062	0.56%		N/A		2.72%
Service Class
03/31/16[r]	$10.42	$0.09	$(0.07)	$0.02	$(0.25)	$-	$(0.25)	$10.19	0.30%	[b]	$60,708	0.61%	[a]	N/A		1.67%	[a]
09/30/15	10.45	0.17	0.02	0.19	(0.22)	(0.00)[d]	(0.22)	10.42	1.87%		86,058	0.60%		N/A		1.64%
09/30/14	10.53	0.15	(0.02)	0.13	(0.21)	-	(0.21)	10.45	1.25%		75,423	0.66%		0.59%		1.40%
09/30/13	10.72	0.15	(0.01)	0.14	(0.20)	(0.13)	(0.33)	10.53	1.33%		75,944	0.74%		0.60%		1.43%
09/30/12[i]	10.82	0.15	0.16	0.31	(0.19)	(0.22)	(0.41)	10.72	2.93%	[b]	79,985	0.75%	[a]	0.61%	[a]	1.59%	[a]
10/31/11	10.87	0.19	0.05	0.24	(0.22)	(0.07)	(0.29)	10.82	2.30%		75,045	0.73%		0.60%		1.80%
10/31/10	10.58	0.28	0.35	0.63	(0.34)	-	(0.34)	10.87	6.11%		59,027	0.61%		N/A		2.69%

	Six months ended March 31, 2016[b,r]	Year ended September 30			Period ended September 30, 2012[b,i]	Year ended October 31
		2015	2014	2013		2011	2010
Portfolio turnover rate	43%	59%	90%	146%	349%	384%	332%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period December 3, 2010 (commencement of operations) through October 31, 2011.
i	For the period November 1, 2011 through September 30, 2012.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
gg	For the period April 1, 2014 (commencement of operations) through September 30, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
03/31/16[r]	$10.37	$0.08	$(0.05)	$0.03	$(0.24)	$-	$(0.24)	$10.16	0.30%	[b]	$33,646	0.71%	[a]	N/A		1.58%	[a]
09/30/15	10.41	0.16	0.01	0.17	(0.21)	(0.00)[d]	(0.21)	10.37	1.69%		36,789	0.70%		N/A		1.53%
09/30/14	10.49	0.14	(0.02)	0.12	(0.20)	-	(0.20)	10.41	1.19%		42,999	0.75%		0.68%		1.31%
09/30/13	10.69	0.14	(0.01)	0.13	(0.20)	(0.13)	(0.33)	10.49	1.27%		48,954	0.82%		0.68%		1.36%
09/30/12[i]	10.74	0.15	0.16	0.31	(0.14)	(0.22)	(0.36)	10.69	2.87%	[b]	37,298	0.83%	[a]	0.69%	[a]	1.51%	[a]
10/31/11	10.80	0.18	0.05	0.23	(0.22)	(0.07)	(0.29)	10.74	2.18%		44,760	0.80%		0.68%		1.72%
10/31/10	10.52	0.27	0.34	0.61	(0.33)	-	(0.33)	10.80	5.95%		125,719	0.76%		0.69%		2.60%
Class A
03/31/16[r]	$10.30	$0.07	$(0.05)	$0.02	$(0.22)	$-	$(0.22)	$10.10	0.20%	[b]	$91,001	0.96%	[a]	N/A		1.33%	[a]
09/30/15	10.34	0.13	0.02	0.15	(0.19)	(0.00)[d]	(0.19)	10.30	1.44%		75,507	0.95%		N/A		1.28%
09/30/14	10.41	0.11	(0.01)	0.10	(0.17)	-	(0.17)	10.34	0.88%		77,196	1.00%		0.93%		1.06%
09/30/13	10.62	0.12	(0.02)	0.10	(0.18)	(0.13)	(0.31)	10.41	0.99%		74,711	1.07%		0.93%		1.11%
09/30/12[i]	10.71	0.12	0.16	0.28	(0.15)	(0.22)	(0.37)	10.62	2.66%	[b]	71,031	1.08%	[a]	0.94%	[a]	1.26%	[a]
10/31/11	10.76	0.16	0.05	0.21	(0.19)	(0.07)	(0.26)	10.71	2.02%		69,635	1.06%		0.93%		1.48%
10/31/10	10.48	0.24	0.34	0.58	(0.30)	-	(0.30)	10.76	5.70%		98,198	1.01%		0.94%		2.32%
Class R4
03/31/16[r]	$10.45	$0.07	$(0.05)	$0.02	$(0.25)	$-	$(0.25)	$10.22	0.22%	[b]	$7,476	0.86%	[a]	N/A		1.43%	[a]
09/30/15	10.50	0.14	0.02	0.16	(0.21)	(0.00)[d]	(0.21)	10.45	1.57%		5,881	0.85%		N/A		1.39%
09/30/14gg	10.45	0.06	(0.01)	0.05	-	-	-	10.50	0.48%	[b]	100	0.84%	[a]	N/A		1.22%	[a]
Class R3
03/31/16[r]	$10.42	$0.06	$(0.05)	$0.01	$(0.24)	$-	$(0.24)	$10.19	0.09%	[b]	$2,915	1.11%	[a]	N/A		1.20%	[a]
09/30/15	10.46	0.12	0.01	0.13	(0.17)	(0.00)[d]	(0.17)	10.42	1.27%		1,561	1.10%		N/A		1.15%
09/30/14	10.44	0.09	(0.02)	0.07	(0.05)	-	(0.05)	10.46	0.72%		618	1.23%		1.16%		0.82%
09/30/13	10.49	0.08	-	0.08	-	(0.13)	(0.13)	10.44	0.74%		1,251	1.37%		1.23%		0.81%
09/30/12[i]	10.60	0.09	0.15	0.24	(0.13)	(0.22)	(0.35)	10.49	2.29%	[b]	944	1.38%	[a]	1.24%	[a]	0.93%	[a]
10/31/11	10.66	0.12	0.06	0.18	(0.17)	(0.07)	(0.24)	10.60	1.67%		8,835	1.36%		1.23%		1.18%
10/31/10	10.42	0.21	0.33	0.54	(0.30)	-	(0.30)	10.66	5.33%		7,997	1.31%		1.24%		2.03%

MassMutual Premier Inflation-Protected and Income Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[n]		Ratio of expenses to average daily net assets after expense waivers[j,n]		Interest expense to average daily net assets [p]		Net investment income (loss) to average daily net assets
Class I
03/31/16[r]	$10.19	$(0.04)	$0.44	$0.40	$(0.12)	$-	$(0.12)	$10.47	3.99%	[b]	$176,071	0.86%	[a]	N/A		0.39%	[a]	(0.79%	)[a]
09/30/15	10.56	0.06	(0.17)	(0.11)	(0.26)	-	(0.26)	10.19	(1.12%	)	153,421	0.67%		N/A		0.20%		0.56%
09/30/14	11.00	0.26	(0.08)	0.18	(0.26)	(0.36)	(0.62)	10.56	1.79%		160,396	0.64%		0.58%		0.13%		2.42%
09/30/13	12.22	0.28	(0.99)	(0.71)	(0.40)	(0.11)	(0.51)	11.00	(6.12%	)	115,192	0.77%		0.64%		0.20%		2.43%
09/30/12[i]	11.91	0.23	0.59	0.82	(0.51)	-	(0.51)	12.22	7.12%	[b]	124,528	0.79%	[a]	0.66%	[a]	0.21%	[a]	2.10%	[a]
10/31/11[h]	10.67	0.30	0.94	1.24	-	-	-	11.91	11.62%	[b]	101,708	0.74%	[a]	0.60%	[a]	0.15%	[a]	3.88%	[a]
Class R5
03/31/16[r]	$10.19	$(0.05)	$0.44	$0.39	$(0.11)	$-	$(0.11)	$10.47	3.87%	[b]	$57,543	0.96%	[a]	N/A		0.39%	[a]	(0.90%	)[a]
09/30/15	10.56	0.05	(0.18)	(0.13)	(0.24)	-	(0.24)	10.19	(1.22%	)	60,285	0.77%		N/A		0.20%		0.48%
09/30/14	10.99	0.24	(0.07)	0.17	(0.24)	(0.36)	(0.60)	10.56	1.62%		57,910	0.75%		0.69%		0.13%		2.30%
09/30/13	12.22	0.27	(1.00)	(0.73)	(0.39)	(0.11)	(0.50)	10.99	(6.22%	)	56,344	0.88%		0.75%		0.20%		2.29%
09/30/12[i]	11.90	0.21	0.60	0.81	(0.49)	-	(0.49)	12.22	7.02%	[b]	75,714	0.90%	[a]	0.77%	[a]	0.21%	[a]	1.96%	[a]
10/31/11	11.30	0.53	0.43	0.96	(0.36)	-	(0.36)	11.90	8.99%		89,413	0.83%		0.73%		0.17%		4.79%
10/31/10	10.29	0.36	0.70	1.06	(0.05)	-	(0.05)	11.30	10.28%		92,808	0.73%		N/A		0.17%		3.36%
Service Class
03/31/16[r]	$10.16	$(0.05)	$0.43	$0.38	$(0.10)	$-	$(0.10)	$10.44	3.78%	[b]	$75,031	1.06%	[a]	N/A		0.39%	[a]	(0.99%	)[a]
09/30/15	10.52	0.04	(0.17)	(0.13)	(0.23)	-	(0.23)	10.16	(1.23%	)	77,147	0.87%		N/A		0.20%		0.37%
09/30/14	10.96	0.23	(0.08)	0.15	(0.23)	(0.36)	(0.59)	10.52	1.54%		77,120	0.85%		0.79%		0.13%		2.16%
09/30/13	12.18	0.26	(1.00)	(0.74)	(0.37)	(0.11)	(0.48)	10.96	(6.35%	)	82,273	0.98%		0.85%		0.20%		2.20%
09/30/12[i]	11.87	0.21	0.58	0.79	(0.48)	-	(0.48)	12.18	6.90%	[b]	95,417	1.00%	[a]	0.87%	[a]	0.21%	[a]	1.94%	[a]
10/31/11	11.27	0.48	0.47	0.95	(0.35)	-	(0.35)	11.87	8.80%		80,118	0.92%		0.84%		0.18%		4.36%
10/31/10	10.27	0.34	0.71	1.05	(0.05)	-	(0.05)	11.27	10.22%		95,864	0.83%		N/A		0.17%		3.24%

	Six months ended March 31, 2016[b,r]	Year ended September 30			Period ended September 30, 2012[b,i]	Year ended October 31
		2015	2014	2013		2011	2010
Portfolio turnover rate	22%	59%	65%	56%	29%	46%	41%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period March 1, 2011 (commencement of operations) through October 31, 2011.
i	For the period November 1, 2011 through September 30, 2012.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
n	Includes interest expense.
p	Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund’s net expenses in the Statements of Operations. Income earned on investing proceeds from reverse repurchase agreements is included in interest income in the Statements of Operations.
r	Unaudited.
gg	For the period April 1, 2014 (commencement of operations) through September 30, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[n]		Ratio of expenses to average daily net assets after expense waivers[j,n]		Interest expense to average daily net assets [p]		Net investment income (loss) to average daily net assets
Administrative Class
03/31/16[r]	$10.26	$(0.06)	$0.44	$0.38	$(0.09)	$-	$(0.09)	$10.55	3.75%	[b]	$12,539	1.16%	[a]	N/A		0.39%	[a]	(1.09%	)[a]
09/30/15	10.62	0.04	(0.17)	(0.13)	(0.23)	-	(0.23)	10.26	(1.30%	)	11,859	0.97%		N/A		0.20%		0.36%
09/30/14	11.06	0.23	(0.09)	0.14	(0.22)	(0.36)	(0.58)	10.62	1.42%		10,584	0.92%		0.86%		0.13%		2.15%
09/30/13	12.28	0.24	(0.99)	(0.75)	(0.36)	(0.11)	(0.47)	11.06	(6.46%	)	10,183	1.10%		0.97%		0.20%		2.08%
09/30/12[i]	11.84	0.19	0.59	0.78	(0.34)	-	(0.34)	12.28	6.78%	[b]	9,466	1.15%	[a]	1.02%	[a]	0.21%	[a]	1.78%	[a]
10/31/11	11.24	0.56	0.37	0.93	(0.33)	-	(0.33)	11.84	8.64%		6,301	1.07%		0.99%		0.18%		5.15%
10/31/10	10.25	0.33	0.69	1.02	(0.03)	-	(0.03)	11.24	9.97%		40,205	0.98%		N/A		0.17%		3.12%
Class A
03/31/16[r]	$10.00	$(0.07)	$0.43	$0.36	$(0.06)	$-	$(0.06)	$10.30	3.63%	[b]	$22,728	1.41%	[a]	N/A		0.39%	[a]	(1.34%	)[a]
09/30/15	10.36	(0.00)[d]	(0.16)	(0.16)	(0.20)	-	(0.20)	10.00	(1.58%	)	22,320	1.22%		N/A		0.20%		(0.02%	)
09/30/14	10.80	0.19	(0.08)	0.11	(0.19)	(0.36)	(0.55)	10.36	1.16%		26,054	1.18%		1.11%		0.13%		1.79%
09/30/13	12.00	0.22	(0.98)	(0.76)	(0.33)	(0.11)	(0.44)	10.80	(6.62%	)	28,778	1.28%		1.15%		0.20%		1.93%
09/30/12[i]	11.70	0.17	0.58	0.75	(0.45)	-	(0.45)	12.00	6.65%	[b]	38,957	1.30%	[a]	1.17%	[a]	0.21%	[a]	1.62%	[a]
10/31/11	11.11	0.45	0.45	0.90	(0.31)	-	(0.31)	11.70	8.50%		37,528	1.26%		1.14%		0.18%		4.10%
10/31/10	10.13	0.31	0.69	1.00	(0.02)	-	(0.02)	11.11	9.84%		36,493	1.23%		1.13%		0.17%		2.94%
Class R4
03/31/16[r]	$10.00	$(0.08)	$0.44	$0.36	$(0.10)	$-	$(0.10)	$10.26	3.64%	[b]	$3,701	1.31%	[a]	N/A		0.39%	[a]	(1.64%	)[a]
09/30/15	10.37	0.14	(0.29)	(0.15)	(0.22)	-	(0.22)	10.00	(1.47%	)	996	1.12%		N/A		0.20%		1.42%
09/30/14gg	10.22	0.16	(0.01)	0.15	-	-	-	10.37	1.47%	[b]	101	1.03%	[a]	N/A		0.13%	[a]	3.03%	[a]
Class R3
03/31/16[r]	$10.01	$(0.09)	$0.43	$0.34	$(0.07)	$-	$(0.07)	$10.28	3.45%	[b]	$1,170	1.56%	[a]	N/A		0.39%	[a]	(1.79%	)[a]
09/30/15	10.37	(0.03)	(0.15)	(0.18)	(0.18)	-	(0.18)	10.01	(1.76%	)	386	1.37%		N/A		0.20%		(0.30%	)
09/30/14	10.82	0.17	(0.09)	0.08	(0.17)	(0.36)	(0.53)	10.37	0.93%		1,593	1.40%		1.33%		0.13%		1.66%
09/30/13	12.04	0.18	(0.97)	(0.79)	(0.32)	(0.11)	(0.43)	10.82	(6.84%	)	1,404	1.59%		1.46%		0.20%		1.59%
09/30/12[i]	11.76	0.14	0.58	0.72	(0.44)	-	(0.44)	12.04	6.27%	[b]	1,155	1.60%	[a]	1.47%	[a]	0.21%	[a]	1.27%	[a]
10/31/11	11.18	0.43	0.45	0.88	(0.30)	-	(0.30)	11.76	8.16%		664	1.56%		1.43%		0.17%		3.85%
10/31/10	10.20	0.28	0.70	0.98	-	-	-	11.18	9.61%		384	1.52%		1.42%		0.17%		2.63%

MassMutual Premier Core Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
03/31/16[r]	$11.27	$0.14	$(0.03)	$0.11	$(0.34)	$(0.15)	$(0.49)	$10.89	1.10%	[b]	$581,975	0.42%	[a]	N/A		2.63%	[a]
09/30/15	11.43	0.30	(0.11)	0.19	(0.30)	(0.05)	(0.35)	11.27	1.67%		677,427	0.42%		N/A		2.61%
09/30/14	11.27	0.29	0.25	0.54	(0.38)	-	(0.38)	11.43	4.92%		620,248	0.49%		0.40%		2.59%
09/30/13	11.88	0.28	(0.36)	(0.08)	(0.29)	(0.24)	(0.53)	11.27	(0.70%	)	485,302	0.56%		0.38%		2.48%
09/30/12[i]	11.66	0.25	0.49	0.74	(0.27)	(0.25)	(0.52)	11.88	6.63%	[b]	518,536	0.56%	[a]	0.38%	[a]	2.39%	[a]
10/31/11[g]	11.67	0.28	0.41	0.69	(0.34)	(0.36)	(0.70)	11.66	6.32%	[b]	316,018	0.58%	[a]	0.40%	[a]	2.65%	[a]
Class R5
03/31/16[r]	$11.30	$0.14	$(0.04)	$0.10	$(0.33)	$(0.15)	$(0.48)	$10.92	0.98%	[b]	$425,280	0.52%	[a]	N/A		2.53%	[a]
09/30/15	11.45	0.29	(0.11)	0.18	(0.28)	(0.05)	(0.33)	11.30	1.63%		489,222	0.52%		N/A		2.51%
09/30/14	11.27	0.27	0.26	0.53	(0.35)	-	(0.35)	11.45	4.72%		511,202	0.64%		0.55%		2.43%
09/30/13	11.89	0.26	(0.37)	(0.11)	(0.27)	(0.24)	(0.51)	11.27	(0.81%	)	516,103	0.77%		0.59%		2.25%
09/30/12[i]	11.66	0.23	0.49	0.72	(0.24)	(0.25)	(0.49)	11.89	6.35%	[b]	728,293	0.77%	[a]	0.59%	[a]	2.19%	[a]
10/31/11	11.83	0.28	0.24	0.52	(0.33)	(0.36)	(0.69)	11.66	4.79%		799,669	0.74%		0.59%		2.47%
10/31/10	11.26	0.34	0.63	0.97	(0.40)	-	(0.40)	11.83	8.89%		789,543	0.60%		N/A		3.00%
Service Class
03/31/16[r]	$11.23	$0.13	$(0.03)	$0.10	$(0.32)	$(0.15)	$(0.47)	$10.86	0.99%	[b]	$120,198	0.62%	[a]	N/A		2.43%	[a]
09/30/15	11.38	0.27	(0.10)	0.17	(0.27)	(0.05)	(0.32)	11.23	1.49%		130,923	0.62%		N/A		2.40%
09/30/14	11.22	0.27	0.24	0.51	(0.35)	-	(0.35)	11.38	4.65%		166,094	0.71%		0.63%		2.36%
09/30/13	11.83	0.25	(0.36)	(0.11)	(0.26)	(0.24)	(0.50)	11.22	(0.94%	)	143,460	0.82%		0.64%		2.21%
09/30/12[i]	11.61	0.23	0.48	0.71	(0.24)	(0.25)	(0.49)	11.83	6.34%	[b]	162,692	0.82%	[a]	0.64%	[a]	2.14%	[a]
10/31/11	11.78	0.27	0.25	0.52	(0.33)	(0.36)	(0.69)	11.61	4.75%		153,857	0.79%		0.64%		2.42%
10/31/10	11.21	0.34	0.62	0.96	(0.39)	-	(0.39)	11.78	8.88%		160,114	0.65%		N/A		2.96%

	Six months ended March 31, 2016[b,r]	Year ended September 30			Period ended September 30, 2012[b,i]	Year ended October 31
		2015	2014	2013		2011	2010
Portfolio turnover rate	185%	361%	361%	452%	447%	539%	463%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period December 3, 2010 (commencement of operations) through October 31, 2011.
i	For the period November 1, 2011 through September 30, 2012.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
gg	For the period April 1, 2014 (commencement of operations) through September 30, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
03/31/16[r]	$11.16	$0.13	$(0.04)	$0.09	$(0.31)	$(0.15)	$(0.46)	$10.79	0.92%	[b]	$86,294	0.72%	[a]	N/A		2.34%	[a]
09/30/15	11.32	0.26	(0.10)	0.16	(0.27)	(0.05)	(0.32)	11.16	1.38%		84,709	0.72%		N/A		2.31%
09/30/14	11.16	0.25	0.25	0.50	(0.34)	-	(0.34)	11.32	4.60%		70,975	0.81%		0.71%		2.27%
09/30/13	11.77	0.24	(0.36)	(0.12)	(0.25)	(0.24)	(0.49)	11.16	(1.03%	)	80,694	0.89%		0.71%		2.15%
09/30/12[i]	11.53	0.22	0.48	0.70	(0.21)	(0.25)	(0.46)	11.77	6.28%	[b]	91,405	0.89%	[a]	0.71%	[a]	2.07%	[a]
10/31/11	11.70	0.26	0.25	0.51	(0.32)	(0.36)	(0.68)	11.53	4.70%		91,457	0.86%		0.71%		2.35%
10/31/10	11.15	0.33	0.61	0.94	(0.39)	-	(0.39)	11.70	8.67%		217,513	0.79%		0.71%		2.89%
Class A
03/31/16[r]	$11.04	$0.11	$(0.02)	$0.09	$(0.28)	$(0.15)	$(0.43)	$10.70	0.90%	[b]	$158,978	0.97%	[a]	N/A		2.08%	[a]
09/30/15	11.20	0.23	(0.10)	0.13	(0.24)	(0.05)	(0.29)	11.04	1.12%		166,649	0.97%		N/A		2.06%
09/30/14	11.04	0.22	0.25	0.47	(0.31)	-	(0.31)	11.20	4.25%		174,618	1.05%		0.96%		2.02%
09/30/13	11.65	0.21	(0.36)	(0.15)	(0.22)	(0.24)	(0.46)	11.04	(1.20%	)	180,654	1.14%		0.96%		1.90%
09/30/12[i]	11.44	0.19	0.48	0.67	(0.21)	(0.25)	(0.46)	11.65	6.01%	[b]	192,598	1.14%	[a]	0.96%	[a]	1.82%	[a]
10/31/11	11.62	0.23	0.24	0.47	(0.29)	(0.36)	(0.65)	11.44	4.39%		201,638	1.12%		0.96%		2.10%
10/31/10	11.07	0.29	0.62	0.91	(0.36)	-	(0.36)	11.62	8.47%		206,416	1.05%		0.97%		2.64%
Class R4
03/31/16[r]	$11.03	$0.12	$(0.04)	$0.08	$(0.30)	$(0.15)	$(0.45)	$10.66	0.87%	[b]	$14,166	0.87%	[a]	N/A		2.19%	[a]
09/30/15	11.20	0.25	(0.11)	0.14	(0.26)	(0.05)	(0.31)	11.03	1.28%		8,960	0.87%		N/A		2.21%
09/30/14gg	10.95	0.12	0.13	0.25	-	-	-	11.20	2.28%	[b]	102	0.86%	[a]	N/A		2.08%	[a]
Class R3
03/31/16[r]	$11.25	$0.11	$(0.04)	$0.07	$(0.26)	$(0.15)	$(0.41)	$10.91	0.75%	[b]	$690	1.12%	[a]	N/A		1.94%	[a]
09/30/15	11.40	0.22	(0.10)	0.12	(0.22)	(0.05)	(0.27)	11.25	1.02%		625	1.12%		N/A		1.90%
09/30/14	11.20	0.20	0.24	0.44	(0.24)	-	(0.24)	11.40	4.02%		1,231	1.29%		1.20%		1.78%
09/30/13	11.83	0.18	(0.36)	(0.18)	(0.21)	(0.24)	(0.45)	11.20	(1.53%	)	1,742	1.46%		1.28%		1.59%
09/30/12[i]	11.61	0.16	0.48	0.64	(0.17)	(0.25)	(0.42)	11.83	5.72%	[b]	1,555	1.46%	[a]	1.28%	[a]	1.49%	[a]
10/31/11	11.78	0.20	0.25	0.45	(0.26)	(0.36)	(0.62)	11.61	4.12%		1,014	1.44%		1.28%		1.78%
10/31/10	11.23	0.26	0.63	0.89	(0.34)	-	(0.34)	11.78	8.10%		1,000	1.37%		1.29%		2.31%

MassMutual Premier Diversified Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)		Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
03/31/16[r]	$10.73	$0.14	$0.05	$0.19	$(0.26)	$(0.05)	$(0.31)	$10.61	1.87%	[b]	$18,530		0.55%	[a]	0.52%	[a]	2.56%	[a]
09/30/15	10.88	0.28	(0.19)	0.09	(0.23)	(0.01)	(0.24)	10.73	0.81%		15,756		0.56%		0.52%		2.54%
09/30/14	10.61	0.29	0.30	0.59	(0.31)	(0.01)	(0.32)	10.88	5.75%		5,659		0.59%		0.51%		2.68%
09/30/13	11.24	0.37	(0.22)	0.15	(0.48)	(0.30)	(0.78)	10.61	1.36%		0	[f]	0.66%		0.48%		3.44%
09/30/12[i]	11.08	0.29	0.63	0.92	-	(0.76)	(0.76)	11.24	8.84%	[b]	0	[f]	0.67%	[a]	0.50%	[a]	2.90%	[a]
10/31/11[g]	10.96	0.32	0.36	0.68	(0.47)	(0.09)	(0.56)	11.08	6.56%	[b]	0	[f]	0.64%	[a]	0.47%	[a]	3.22%	[a]
Class R5
03/31/16[r]	$9.98	$0.12	$0.05	$0.17	$(0.25)	$(0.05)	$(0.30)	$9.85	1.80%	[b]	$71,875		0.65%	[a]	0.62%	[a]	2.46%	[a]
09/30/15	10.14	0.24	(0.17)	0.07	(0.22)	(0.01)	(0.23)	9.98	0.66%		65,209		0.66%		0.62%		2.41%
09/30/14	9.90	0.26	0.28	0.54	(0.29)	(0.01)	(0.30)	10.14	5.49%		68,204		0.69%		0.59%		2.59%
09/30/13	10.57	0.29	(0.25)	0.04	(0.41)	(0.30)	(0.71)	9.90	0.40%		37,501		0.86%		0.69%		2.83%
09/30/12[i]	11.07	0.28	0.48	0.76	(0.50)	(0.76)	(1.26)	10.57	7.61%	[b]	38,986		0.93%	[a]	0.76%	[a]	3.00%	[a]
10/31/11	11.10	0.35	0.15	0.50	(0.44)	(0.09)	(0.53)	11.07	4.85%		31,390		0.85%		0.72%		3.25%
10/31/10	10.73	0.37	0.58	0.95	(0.58)	-	(0.58)	11.10	9.31%		53,298		0.71%		N/A		3.51%
Service Class
03/31/16[r]	$10.09	$0.12	$0.05	$0.17	$(0.24)	$(0.05)	$(0.29)	$9.97	1.75%	[b]	$16,987		0.75%	[a]	0.72%	[a]	2.34%	[a]
09/30/15	10.24	0.24	(0.17)	0.07	(0.21)	(0.01)	(0.22)	10.09	0.59%		20,226		0.76%		0.72%		2.32%
09/30/14	10.00	0.25	0.28	0.53	(0.28)	(0.01)	(0.29)	10.24	5.37%		15,644		0.79%		0.69%		2.51%
09/30/13	10.58	0.28	(0.25)	0.03	(0.31)	(0.30)	(0.61)	10.00	0.34%		10,226		0.94%		0.77%		2.71%
09/30/12[i]	11.08	0.28	0.48	0.76	(0.50)	(0.76)	(1.26)	10.58	7.62%	[b]	34,732		0.98%	[a]	0.81%	[a]	2.96%	[a]
10/31/11	11.12	0.35	0.14	0.49	(0.44)	(0.09)	(0.53)	11.08	4.77%		35,701		0.92%		0.77%		3.21%
10/31/10	10.75	0.37	0.58	0.95	(0.58)	-	(0.58)	11.12	9.27%		34,202		0.76%		N/A		3.47%

	Six months ended March 31, 2016[b,r]	Year ended September 30			Period ended September 30, 2012[b,i]	Year ended October 31
		2015	2014	2013		2011	2010
Portfolio turnover rate	180%	362%	382%	438%	463%	566%	465%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
f	Amount is less than $500.
g	For the period December 3, 2010 (commencement of operations) through October 31, 2011.
i	For the period November 1, 2011 through September 30, 2012.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
gg	For the period April 1, 2014 (commencement of operations) through September 30, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
03/31/16[r]	$10.07	$0.11	$0.05	$0.16	$(0.23)	$(0.05)	$(0.28)	$9.95	1.70%	[b]	$34,277	0.85%	[a]	0.82%	[a]	2.25%	[a]
09/30/15	10.22	0.23	(0.17)	0.06	(0.20)	(0.01)	(0.21)	10.07	0.54%		35,581	0.86%		0.82%		2.22%
09/30/14	9.99	0.24	0.28	0.52	(0.28)	(0.01)	(0.29)	10.22	5.26%		22,159	0.89%		0.79%		2.41%
09/30/13	10.67	0.28	(0.25)	0.03	(0.41)	(0.30)	(0.71)	9.99	0.26%		13,271	0.97%		0.80%		2.73%
09/30/12[i]	11.03	0.28	0.48	0.76	(0.36)	(0.76)	(1.12)	10.67	7.61%	[b]	10,174	0.99%	[a]	0.82%	[a]	2.95%	[a]
10/31/11	11.07	0.34	0.15	0.49	(0.44)	(0.09)	(0.53)	11.03	4.74%		11,093	0.92%		0.78%		3.19%
10/31/10	10.70	0.37	0.58	0.95	(0.58)	-	(0.58)	11.07	9.29%		103,653	0.92%		0.77%		3.45%
Class A
03/31/16[r]	$10.04	$0.10	$0.04	$0.14	$(0.20)	$(0.05)	$(0.25)	$9.93	1.58%	[b]	$36,446	1.10%	[a]	1.07%	[a]	2.00%	[a]
09/30/15	10.17	0.20	(0.16)	0.04	(0.16)	(0.01)	(0.17)	10.04	0.21%		36,941	1.11%		1.07%		1.96%
09/30/14	9.94	0.22	0.27	0.49	(0.25)	(0.01)	(0.26)	10.17	5.04%		34,703	1.16%		1.06%		2.15%
09/30/13	10.61	0.25	(0.25)	-	(0.37)	(0.30)	(0.67)	9.94	(0.05%	)	32,005	1.22%		1.05%		2.47%
09/30/12[i]	11.09	0.26	0.48	0.74	(0.46)	(0.76)	(1.22)	10.61	7.39%	[b]	37,826	1.23%	[a]	1.06%	[a]	2.71%	[a]
10/31/11	11.13	0.32	0.15	0.47	(0.42)	(0.09)	(0.51)	11.09	4.49%		37,674	1.18%		1.02%		2.96%
10/31/10	10.76	0.34	0.58	0.92	(0.55)	-	(0.55)	11.13	9.00%		48,810	1.16%		1.01%		3.21%
Class R4
03/31/16[r]	$10.01	$0.10	$0.05	$0.15	$(0.24)	$(0.05)	$(0.29)	$9.87	1.57%	[b]	$3,407	1.00%	[a]	0.97%	[a]	2.11%	[a]
09/30/15	10.18	0.22	(0.18)	0.04	(0.20)	(0.01)	(0.21)	10.01	0.34%		2,959	1.01%		0.97%		2.17%
09/30/14gg	9.93	0.11	0.14	0.25	-	-	-	10.18	2.52%	[b]	102	1.00%	[a]	0.97%	[a]	2.12%	[a]
Class R3
03/31/16[r]	$9.99	$0.09	$0.05	$0.14	$(0.23)	$(0.05)	$(0.28)	$9.85	1.44%	[b]	$1,033	1.25%	[a]	1.22%	[a]	1.92%	[a]
09/30/15	10.16	0.19	(0.17)	0.02	(0.18)	(0.01)	(0.19)	9.99	0.15%		412	1.26%		1.22%		1.84%
09/30/14gg	9.93	0.09	0.14	0.23	-	-	-	10.16	2.32%	[b]	102	1.25%	[a]	1.22%	[a]	1.87%	[a]

MassMutual Premier High Yield Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
03/31/16[r]	$8.98	$0.30	$(0.29)	$0.01	$(0.59)	$-	$(0.59)	$8.40	0.24%	[b]	$129,670	0.58%	[a]	0.55%	[a]	7.08%	[a]
09/30/15	10.16	0.61	(0.86)	(0.25)	(0.69)	(0.24)	(0.93)	8.98	(2.27%	)	106,575	0.58%		0.55%		6.47%
09/30/14	10.07	0.68	0.25	0.93	(0.67)	(0.17)	(0.84)	10.16	9.79%		105,460	0.57%		0.52%		6.68%
09/30/13	9.78	0.70	0.30	1.00	(0.71)	-	(0.71)	10.07	10.75%		99,457	0.60%		0.50%		7.09%
09/30/12[i]	9.19	0.64	0.53	1.17	(0.58)	-	(0.58)	9.78	13.58%	[b]	101,547	0.59%	[a]	0.49%	[a]	7.59%	[a]
10/31/11[h]	9.06	0.45	(0.32)	0.13	-	-	-	9.19	1.43%	[b]	77,527	0.61%	[a]	0.50%	[a]	7.42%	[a]
Class R5
03/31/16[r]	$9.02	$0.30	$(0.30)	$(0.00)[d]	$(0.58)	$-	$(0.58)	$8.44	0.12%	[b]	$33,884	0.68%	[a]	0.65%	[a]	6.93%	[a]
09/30/15	10.19	0.60	(0.85)	(0.25)	(0.68)	(0.24)	(0.92)	9.02	(2.28%	)	41,616	0.68%		0.65%		6.38%
09/30/14	10.09	0.66	0.26	0.92	(0.65)	(0.17)	(0.82)	10.19	9.63%		39,737	0.72%		0.67%		6.52%
09/30/13	9.80	0.68	0.30	0.98	(0.69)	-	(0.69)	10.09	10.51%		31,341	0.80%		0.70%		6.86%
09/30/12[i]	9.17	0.62	0.52	1.14	(0.51)	-	(0.51)	9.80	13.22%	[b]	22,723	0.80%	[a]	0.70%	[a]	7.37%	[a]
10/31/11	9.52	0.67	(0.15)	0.52	(0.87)	-	(0.87)	9.17	6.10%		37,865	0.77%		0.71%		7.34%
10/31/10	8.75	0.73	0.74	1.47	(0.70)	-	(0.70)	9.52	17.75%		57,929	0.70%		N/A		8.33%
Service Class
03/31/16[r]	$9.01	$0.29	$(0.29)	$(0.00)[d]	$(0.57)	$-	$(0.57)	$8.44	0.14%	[b]	$58,381	0.78%	[a]	0.75%	[a]	6.86%	[a]
09/30/15	10.18	0.59	(0.86)	(0.27)	(0.66)	(0.24)	(0.90)	9.01	(2.40%	)	62,734	0.78%		0.75%		6.27%
09/30/14	10.09	0.65	0.26	0.91	(0.65)	(0.17)	(0.82)	10.18	9.46%		61,150	0.80%		0.75%		6.45%
09/30/13	9.80	0.67	0.31	0.98	(0.69)	-	(0.69)	10.09	10.56%		58,569	0.85%		0.75%		6.82%
09/30/12[i]	9.20	0.62	0.53	1.15	(0.55)	-	(0.55)	9.80	13.23%	[b]	57,111	0.85%	[a]	0.75%	[a]	7.33%	[a]
10/31/11	9.55	0.66	(0.14)	0.52	(0.87)	-	(0.87)	9.20	5.95%		55,184	0.82%		0.76%		7.29%
10/31/10	8.77	0.73	0.74	1.47	(0.69)	-	(0.69)	9.55	17.84%		55,480	0.75%		N/A		8.26%

	Six months ended March 31, 2016[b,r]	Year ended September 30			Period ended September 30, 2012[b,i]	Year ended October 31
		2015	2014	2013		2011	2010
Portfolio turnover rate	21%	76%	80%	106%	86%	72%	120%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period March 1, 2011 (commencement of operations) through October 31, 2011.
i	For the period November 1, 2011 through September 30, 2012.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
gg	For the period April 1, 2014 (commencement of operations) through September 30, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
03/31/16[r]	$8.89	$0.29	$(0.29)	$(0.00)[d]	$(0.56)	$-	$(0.56)	$8.33	0.17%	[b]	$25,341	0.88%	[a]	0.85%	[a]	6.78%	[a]
09/30/15	10.07	0.57	(0.85)	(0.28)	(0.66)	(0.24)	(0.90)	8.89	(2.58%	)	24,221	0.88%		0.85%		6.18%
09/30/14	9.99	0.64	0.25	0.89	(0.64)	(0.17)	(0.81)	10.07	9.37%		22,802	0.92%		0.87%		6.33%
09/30/13	9.72	0.65	0.31	0.96	(0.69)	-	(0.69)	9.99	10.40%		14,288	1.00%		0.90%		6.66%
09/30/12[i]	9.13	0.60	0.53	1.13	(0.54)	-	(0.54)	9.72	12.98%	[b]	8,886	1.00%	[a]	0.90%	[a]	7.17%	[a]
10/31/11	9.48	0.64	(0.14)	0.50	(0.85)	-	(0.85)	9.13	5.84%		4,980	0.98%		0.91%		7.04%
10/31/10	8.72	0.71	0.73	1.44	(0.68)	-	(0.68)	9.48	17.62%		5,323	0.90%		N/A		8.13%
Class A
03/31/16[r]	$8.86	$0.28	$(0.29)	$(0.01)	$(0.54)	$-	$(0.54)	$8.31	0.09%	[b]	$25,896	1.13%	[a]	1.10%	[a]	6.52%	[a]
09/30/15	10.02	0.55	(0.85)	(0.30)	(0.62)	(0.24)	(0.86)	8.86	(2.78%	)	28,572	1.13%		1.10%		5.93%
09/30/14	9.94	0.61	0.25	0.86	(0.61)	(0.17)	(0.78)	10.02	9.10%		33,597	1.17%		1.12%		6.08%
09/30/13	9.66	0.63	0.29	0.92	(0.64)	-	(0.64)	9.94	10.09%		31,490	1.25%		1.15%		6.43%
09/30/12[i]	9.07	0.58	0.52	1.10	(0.51)	-	(0.51)	9.66	12.78%	[b]	41,525	1.25%	[a]	1.15%	[a]	6.95%	[a]
10/31/11	9.42	0.62	(0.14)	0.48	(0.83)	-	(0.83)	9.07	5.60%		31,330	1.22%		1.16%		6.91%
10/31/10	8.67	0.69	0.72	1.41	(0.66)	-	(0.66)	9.42	17.33%		39,750	1.15%		N/A		7.87%
Class R4
03/31/16[r]	$8.84	$0.28	$(0.29)	$(0.01)	$(0.58)	$-	$(0.58)	$8.25	0.01%	[b]	$10,444	1.03%	[a]	1.00%	[a]	6.79%	[a]
09/30/15	10.02	0.54	(0.83)	(0.29)	(0.65)	(0.24)	(0.89)	8.84	(2.67%	)	2,672	1.03%		1.00%		5.97%
09/30/14gg	9.89	0.31	(0.18)	0.13	-	-	-	10.02	1.31%	[b]	101	1.01%	[a]	1.00%	[a]	6.05%	[a]
Class R3
03/31/16[r]	$9.01	$0.27	$(0.29)	$(0.02)	$(0.56)	$-	$(0.56)	$8.43	(0.07%	)[b]	$8,441	1.28%	[a]	1.25%	[a]	6.48%	[a]
09/30/15	10.17	0.54	(0.85)	(0.31)	(0.61)	(0.24)	(0.85)	9.01	(2.91%	)	3,423	1.28%		1.25%		5.74%
09/30/14	10.07	0.59	0.27	0.86	(0.59)	(0.17)	(0.76)	10.17	8.92%		726	1.39%		1.34%		5.84%
09/30/13	9.78	0.60	0.31	0.91	(0.62)	-	(0.62)	10.07	9.69%		727	1.55%		1.45%		6.10%
09/30/12[i]	9.17	0.56	0.53	1.09	(0.48)	-	(0.48)	9.78	12.55%	[b]	526	1.55%	[a]	1.45%	[a]	6.64%	[a]
10/31/11	9.51	0.61	(0.16)	0.45	(0.79)	-	(0.79)	9.17	5.19%		336	1.51%		1.46%		6.68%
10/31/10	8.75	0.67	0.73	1.40	(0.64)	-	(0.64)	9.51	16.95%		640	1.45%		N/A		7.58%

MassMutual Premier Balanced Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
03/31/16[r]	$11.48	$0.11	$0.41	$0.52	$(0.29)	$(0.93)	$(1.22)	$10.78	4.71%	[b]	$886	0.72%	[a]	0.60%	[a]	1.95%	[a]
09/30/15	13.01	0.22	(0.44)	(0.22)	(0.24)	(1.07)	(1.31)	11.48	(1.96%	)	376	0.65%		0.60%		1.77%
09/30/14gg	12.51	0.12	0.38	0.50	-	-	-	13.01	4.00%	[b]	36,306	0.61%	[a]	0.60%	[a]	1.82%	[a]
Class R5
03/31/16[r]	$11.48	$0.10	$0.42	$0.52	$(0.28)	$(0.93)	$(1.21)	$10.79	4.67%	[b]	$53,863	0.82%	[a]	0.70%	[a]	1.86%	[a]
09/30/15	13.00	0.21	(0.44)	(0.23)	(0.22)	(1.07)	(1.29)	11.48	(2.03%	)	62,971	0.75%		0.70%		1.70%
09/30/14	12.38	0.21	1.25	1.46	(0.21)	(0.63)	(0.84)	13.00	12.33%		74,267	0.67%		0.67%	[k]	1.69%
09/30/13	11.34	0.21	1.04	1.25	(0.21)	-	(0.21)	12.38	11.17%		106,661	0.64%		0.63%		1.78%
09/30/12[i]	10.34	0.20	1.02	1.22	(0.22)	-	(0.22)	11.34	12.12%	[b]	100,521	0.65%	[a]	0.63%	[a]	1.99%	[a]
10/31/11	9.95	0.19	0.39	0.58	(0.19)	-	(0.19)	10.34	5.88%		97,350	0.67%		0.65%		1.85%
10/31/10	8.95	0.19	1.03	1.22	(0.22)	-	(0.22)	9.95	13.91%		109,890	0.64%		0.62%		1.99%
Service Class
03/31/16[r]	$11.94	$0.10	$0.44	$0.54	$(0.27)	$(0.93)	$(1.20)	$11.28	4.66%	[b]	$13,489	0.92%	[a]	0.80%	[a]	1.78%	[a]
09/30/15	13.48	0.20	(0.46)	(0.26)	(0.21)	(1.07)	(1.28)	11.94	(2.18%	)	12,545	0.85%		0.80%		1.60%
09/30/14	12.80	0.21	1.29	1.50	(0.19)	(0.63)	(0.82)	13.48	12.23%		11,914	0.80%		0.80%	[k]	1.57%
09/30/13	11.73	0.20	1.06	1.26	(0.19)	-	(0.19)	12.80	10.92%		9,370	0.80%		0.79%		1.63%
09/30/12[i]	10.68	0.19	1.06	1.25	(0.20)	-	(0.20)	11.73	12.02%	[b]	6,294	0.81%	[a]	0.79%	[a]	1.82%	[a]
10/31/11	10.28	0.18	0.40	0.58	(0.18)	-	(0.18)	10.68	5.65%		4,638	0.83%		0.81%		1.69%
10/31/10	9.24	0.18	1.07	1.25	(0.21)	-	(0.21)	10.28	13.74%		4,268	0.80%		0.78%		1.80%

	Six months ended March 31, 2016[b,r]	Year ended September 30			Period ended September 30, 2012[b,i]	Year ended October 31
		2015	2014	2013		2011	2010
Portfolio turnover rate	101%	204%	192%	242%	228%	272%	243%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
i	For the period November 1, 2011 through September 30, 2012.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
gg	For the period April 1, 2014 (commencement of operations) through September 30, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
03/31/16[r]	$11.51	$0.09	$0.41	$0.50	$(0.26)	$(0.93)	$(1.19)	$10.82	4.57%	[b]	$9,041	1.02%	[a]	0.90%	[a]	1.67%	[a]
09/30/15	13.04	0.19	(0.44)	(0.25)	(0.21)	(1.07)	(1.28)	11.51	(2.23%	)	8,691	0.95%		0.90%		1.51%
09/30/14	12.41	0.19	1.25	1.44	(0.18)	(0.63)	(0.81)	13.04	12.09%		7,089	0.92%		0.92%	[k]	1.46%
09/30/13	11.38	0.17	1.04	1.21	(0.18)	-	(0.18)	12.41	10.69%		3,603	0.95%		0.94%		1.47%
09/30/12[i]	10.29	0.16	1.03	1.19	(0.10)	-	(0.10)	11.38	11.80%	[b]	3,234	0.96%	[a]	0.94%	[a]	1.65%	[a]
10/31/11	9.91	0.16	0.39	0.55	(0.17)	-	(0.17)	10.29	5.61%		818	0.96%		0.94%		1.56%
10/31/10	8.92	0.15	1.04	1.19	(0.20)	-	(0.20)	9.91	13.53%		3,492	0.95%		0.93%		1.60%
Class A
03/31/16[r]	$11.22	$0.08	$0.40	$0.48	$(0.22)	$(0.93)	$(1.15)	$10.55	4.43%	[b]	$30,899	1.27%	[a]	1.15%	[a]	1.41%	[a]
09/30/15	12.73	0.15	(0.43)	(0.28)	(0.16)	(1.07)	(1.23)	11.22	(2.49%	)	31,375	1.20%		1.15%		1.26%
09/30/14	12.14	0.15	1.22	1.37	(0.15)	(0.63)	(0.78)	12.73	11.80%		34,260	1.18%		1.17%		1.18%
09/30/13	11.15	0.14	1.01	1.15	(0.16)	-	(0.16)	12.14	10.50%		38,017	1.20%		1.19%		1.23%
09/30/12[i]	10.17	0.14	1.01	1.15	(0.17)	-	(0.17)	11.15	11.50%	[b]	17,759	1.21%	[a]	1.19%	[a]	1.42%	[a]
10/31/11	9.79	0.13	0.39	0.52	(0.14)	-	(0.14)	10.17	5.38%		12,622	1.23%		1.21%		1.29%
10/31/10	8.81	0.13	1.02	1.15	(0.17)	-	(0.17)	9.79	13.27%		12,157	1.20%		1.18%		1.39%
Class R4
03/31/16[r]	$11.20	$0.08	$0.41	$0.49	$(0.27)	$(0.93)	$(1.20)	$10.49	4.52%	[b]	$2,052	1.17%	[a]	1.05%	[a]	1.53%	[a]
09/30/15	12.74	0.17	(0.44)	(0.27)	(0.20)	(1.07)	(1.27)	11.20	(2.46%	)	2,010	1.10%		1.05%		1.49%
09/30/14gg	12.28	0.09	0.37	0.46	-	-	-	12.74	3.75%	[b]	104	1.06%	[a]	1.05%	[a]	1.38%	[a]
Class R3
03/31/16[r]	$11.18	$0.07	$0.40	$0.47	$(0.26)	$(0.93)	$(1.19)	$10.46	4.40%	[b]	$4,324	1.42%	[a]	1.30%	[a]	1.34%	[a]
09/30/15	12.72	0.14	(0.44)	(0.30)	(0.17)	(1.07)	(1.24)	11.18	(2.66%	)	1,734	1.35%		1.30%		1.16%
09/30/14gg	12.28	0.07	0.37	0.44	-	-	-	12.72	3.58%	[b]	104	1.31%	[a]	1.30%	[a]	1.13%	[a]

MassMutual Premier Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
03/31/16[r]	$19.91	$0.17	$0.53	$0.70	$(0.34)	$(0.34)	$20.27	3.51%	[b]	$103	0.84%	[a]	0.60%	[a]	1.72%	[a]
09/30/15	20.95	0.32	(0.95)	(0.63)	(0.41)	(0.41)	19.91	(3.10%	)	101	0.73%		0.60%		1.50%
09/30/14gg	20.06	0.16	0.73	0.89	-	-	20.95	4.44%	[b]	105	0.63%	[a]	0.60%	[a]	1.50%	[a]
Class R5
03/31/16[r]	$19.90	$0.16	$0.53	$0.69	$(0.32)	$(0.32)	$20.27	3.44%	[b]	$45,113	0.94%	[a]	0.70%	[a]	1.60%	[a]
09/30/15	20.93	0.29	(0.93)	(0.64)	(0.39)	(0.39)	19.90	(3.16%	)	46,467	0.83%		0.70%		1.38%
09/30/14	18.37	0.32	2.56	2.88	(0.32)	(0.32)	20.93	15.85%		64,896	0.67%		0.66%		1.64%
09/30/13	15.23	0.28	3.12	3.40	(0.26)	(0.26)	18.37	22.56%		99,626	0.62%		N/A		1.69%
09/30/12[i]	13.96	0.26	1.24	1.50	(0.23)	(0.23)	15.23	11.14%	[b]	128,342	0.62%	[a]	N/A		1.96%	[a]
10/31/11	13.67	0.19	0.30	0.49	(0.20)	(0.20)	13.96	3.55%		140,828	0.61%		N/A		1.28%
10/31/10	12.43	0.14	1.38	1.52	(0.28)	(0.28)	13.67	12.37%		158,921	0.61%		N/A		1.09%
Service Class
03/31/16[r]	$19.97	$0.16	$0.52	$0.68	$(0.30)	$(0.30)	$20.35	3.40%	[b]	$130	1.04%	[a]	0.80%	[a]	1.54%	[a]
09/30/15	21.01	0.28	(0.95)	(0.67)	(0.37)	(0.37)	19.97	(3.28%	)	109	0.93%		0.80%		1.30%
09/30/14	18.43	0.31	2.57	2.88	(0.30)	(0.30)	21.01	15.81%		132	0.78%		0.76%		1.52%
09/30/13	15.29	0.26	3.12	3.38	(0.24)	(0.24)	18.43	22.42%		110	0.72%		N/A		1.59%
09/30/12[i]	14.00	0.24	1.27	1.51	(0.22)	(0.22)	15.29	11.04%	[b]	127	0.72%	[a]	N/A		1.86%	[a]
10/31/11	13.66	0.17	0.30	0.47	(0.13)	(0.13)	14.00	3.44%		143	0.71%		N/A		1.19%
10/31/10	12.43	0.13	1.36	1.49	(0.26)	(0.26)	13.66	12.18%		196	0.71%		N/A		0.99%

	Six months ended March 31, 2016[b,r]	Year ended September 30			Period ended September 30, 2012[b,i]	Year ended October 31
		2015	2014	2013		2011	2010
Portfolio turnover rate	32%	54%	43%	150%	72%	93%	100%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
i	For the period November 1, 2011 through September 30, 2012.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
gg	For the period April 1, 2014 (commencement of operations) through September 30, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
03/31/16[r]	$19.94	$0.14	$0.53	$0.67	$(0.27)	$(0.27)	$20.34	3.36%	[b]	$11,571	1.14%	[a]	0.90%	[a]	1.41%	[a]
09/30/15	20.98	0.26	(0.96)	(0.70)	(0.34)	(0.34)	19.94	(3.40%	)	11,984	1.03%		0.90%		1.20%
09/30/14	18.40	0.28	2.58	2.86	(0.28)	(0.28)	20.98	15.65%		14,077	0.88%		0.87%		1.40%
09/30/13	15.25	0.25	3.12	3.37	(0.22)	(0.22)	18.40	22.32%		15,628	0.83%		N/A		1.48%
09/30/12[i]	13.97	0.23	1.25	1.48	(0.20)	(0.20)	15.25	10.91%	[b]	18,705	0.83%	[a]	N/A		1.74%	[a]
10/31/11	13.68	0.16	0.30	0.46	(0.17)	(0.17)	13.97	3.32%		19,579	0.82%		N/A		1.08%
10/31/10	12.44	0.11	1.38	1.49	(0.25)	(0.25)	13.68	12.14%		23,889	0.82%		N/A		0.88%
Class A
03/31/16[r]	$19.91	$0.11	$0.53	$0.64	$(0.21)	$(0.21)	$20.34	3.23%	[b]	$5,683	1.39%	[a]	1.15%	[a]	1.13%	[a]
09/30/15	20.94	0.20	(0.94)	(0.74)	(0.29)	(0.29)	19.91	(3.59%	)	6,605	1.28%		1.15%		0.95%
09/30/14	18.35	0.23	2.57	2.80	(0.21)	(0.21)	20.94	15.35%		7,513	1.15%		1.14%		1.13%
09/30/13	15.22	0.20	3.11	3.31	(0.18)	(0.18)	18.35	21.94%		8,304	1.12%		N/A		1.19%
09/30/12[i]	13.91	0.19	1.26	1.45	(0.14)	(0.14)	15.22	10.59%	[b]	9,649	1.12%	[a]	N/A		1.45%	[a]
10/31/11	13.62	0.11	0.31	0.42	(0.13)	(0.13)	13.91	3.04%		9,800	1.11%		N/A		0.78%
10/31/10	12.39	0.08	1.37	1.45	(0.22)	(0.22)	13.62	11.82%		13,441	1.11%		N/A		0.59%
Class R4
03/31/16[r]	$19.89	$0.13	$0.52	$0.65	$(0.24)	$(0.24)	$20.30	3.33%	[b]	$103	1.29%	[a]	1.05%	[a]	1.27%	[a]
09/30/15	20.95	0.23	(0.95)	(0.72)	(0.34)	(0.34)	19.89	(3.57%	)	101	1.18%		1.05%		1.06%
09/30/14gg	20.11	0.11	0.73	0.84	-	-	20.95	4.23%	[b]	104	1.08%	[a]	1.05%	[a]	1.05%	[a]
Class R3
03/31/16[r]	$19.79	$0.10	$0.53	$0.63	$(0.19)	$(0.19)	$20.23	3.19%	[b]	$99	1.54%	[a]	1.30%	[a]	1.02%	[a]
09/30/15	20.82	0.17	(0.94)	(0.77)	(0.26)	(0.26)	19.79	(3.77%	)	96	1.43%		1.30%		0.81%
09/30/14	18.26	0.18	2.56	2.74	(0.18)	(0.18)	20.82	15.09%		101	1.38%		1.37%		0.91%
09/30/13	15.15	0.15	3.10	3.25	(0.14)	(0.14)	18.26	21.54%		88	1.43%		N/A		0.87%
09/30/12[i]	13.87	0.17	1.23	1.40	(0.12)	(0.12)	15.15	10.28%	[b]	74	1.43%	[a]	N/A		1.28%	[a]
10/31/11	13.59	0.07	0.31	0.38	(0.10)	(0.10)	13.87	2.74%		117	1.42%		N/A		0.46%
10/31/10	12.38	0.04	1.36	1.40	(0.19)	(0.19)	13.59	11.40%		117	1.42%		N/A		0.27%

MassMutual Premier Disciplined Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
03/31/16[r]	$14.75	$0.18	$0.77	$0.95	$(0.32)	$(0.29)	$(0.61)	$15.09	6.55%	[b]	$180,331	0.54%	[a]	N/A		2.43%	[a]
09/30/15	15.75	0.29	(1.00)	(0.71)	(0.29)	-	(0.29)	14.75	(4.64%	)	163,640	0.53%		N/A		1.84%
09/30/14gg	15.15	0.14	0.46	0.60	-	-	-	15.75	3.96%	[b]	182,826	0.50%	[a]	N/A		1.73%	[a]
Class R5
03/31/16[r]	$14.76	$0.17	$0.77	$0.94	$(0.30)	$(0.29)	$(0.59)	$15.11	6.42%	[b]	$45,550	0.64%	[a]	N/A		2.33%	[a]
09/30/15	15.76	0.28	(1.01)	(0.73)	(0.27)	-	(0.27)	14.76	(4.74%	)	46,754	0.63%		N/A		1.73%
09/30/14	13.55	0.27	2.20	2.47	(0.26)	-	(0.26)	15.76	18.30%		71,929	0.57%		N/A		1.81%
09/30/13	11.29	0.26	2.26	2.52	(0.26)	-	(0.26)	13.55	22.88%		236,830	0.56%		0.53%		2.08%
09/30/12[i]	9.94	0.22	1.32	1.54	(0.19)	-	(0.19)	11.29	15.93%	[b]	212,647	0.57%	[a]	0.52%	[a]	2.28%	[a]
10/31/11	9.50	0.18	0.44	0.62	(0.18)	-	(0.18)	9.94	6.55%		201,137	0.59%		0.57%		1.82%
10/31/10	8.44	0.17	1.07	1.24	(0.18)	-	(0.18)	9.50	14.89%		139,983	0.61%		N/A		1.83%
Service Class
03/31/16[r]	$14.66	$0.17	$0.76	$0.93	$(0.29)	$(0.29)	$(0.58)	$15.01	6.37%	[b]	$68,380	0.74%	[a]	N/A		2.33%	[a]
09/30/15	15.66	0.26	(1.00)	(0.74)	(0.26)	-	(0.26)	14.66	(4.84%	)	65,799	0.73%		N/A		1.65%
09/30/14	13.48	0.25	2.17	2.42	(0.24)	-	(0.24)	15.66	18.15%		68,003	0.68%		N/A		1.66%
09/30/13	11.22	0.25	2.26	2.51	(0.25)	-	(0.25)	13.48	22.82%		69,162	0.65%		0.62%		2.01%
09/30/12[i]	9.88	0.21	1.31	1.52	(0.18)	-	(0.18)	11.22	15.78%	[b]	66,311	0.66%	[a]	0.61%	[a]	2.18%	[a]
10/31/11	9.45	0.17	0.43	0.60	(0.17)	-	(0.17)	9.88	6.38%		53,589	0.69%		0.68%		1.71%
10/31/10	8.39	0.16	1.07	1.23	(0.17)	-	(0.17)	9.45	14.87%		56,917	0.71%		N/A		1.73%

	Six months ended March 31, 2016[b,r]	Year ended September 30			Period ended September 30, 2012[b,i]	Year ended October 31
		2015	2014	2013		2011	2010
Portfolio turnover rate	55%	113%	92%	145%	127%	124%	107%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
i	For the period November 1, 2011 through September 30, 2012.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
gg	For the period April 1, 2014 (commencement of operations) through September 30, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
03/31/16[r]	$14.88	$0.16	$0.78	$0.94	$(0.27)	$(0.29)	$(0.56)	$15.26	6.35%	[b]	$7,183	0.84%	[a]	N/A		2.12%	[a]
09/30/15	15.90	0.25	(1.02)	(0.77)	(0.25)	-	(0.25)	14.88	(4.97%	)	7,460	0.83%		N/A		1.55%
09/30/14	13.68	0.23	2.23	2.46	(0.24)	-	(0.24)	15.90	18.02%		7,047	0.80%		N/A		1.54%
09/30/13	11.40	0.23	2.29	2.52	(0.24)	-	(0.24)	13.68	22.60%		4,459	0.79%		0.76%		1.82%
09/30/12[i]	9.85	0.20	1.35	1.55	-	-	-	11.40	15.74%	[b]	2,717	0.80%	[a]	0.75%	[a]	2.04%	[a]
10/31/11	9.41	0.16	0.44	0.60	(0.16)	-	(0.16)	9.85	6.36%		1,948	0.84%		0.84%	[k]	1.53%
10/31/10	8.36	0.14	1.07	1.21	(0.16)	-	(0.16)	9.41	14.65%		67,006	0.86%		N/A		1.58%
Class A
03/31/16[r]	$14.53	$0.14	$0.75	$0.89	$(0.22)	$(0.29)	$(0.51)	$14.91	6.17%	[b]	$8,144	1.09%	[a]	N/A		1.87%	[a]
09/30/15	15.51	0.20	(0.98)	(0.78)	(0.20)	-	(0.20)	14.53	(5.13%	)	8,081	1.08%		N/A		1.30%
09/30/14	13.36	0.19	2.15	2.34	(0.19)	-	(0.19)	15.51	17.67%		10,718	1.05%		N/A		1.29%
09/30/13	11.13	0.20	2.24	2.44	(0.21)	-	(0.21)	13.36	22.26%		11,844	1.04%		1.01%		1.60%
09/30/12[i]	9.79	0.17	1.31	1.48	(0.14)	-	(0.14)	11.13	15.41%	[b]	9,501	1.05%	[a]	1.00%	[a]	1.80%	[a]
10/31/11	9.36	0.13	0.43	0.56	(0.13)	-	(0.13)	9.79	5.99%		9,129	1.09%		1.07%		1.31%
10/31/10	8.31	0.12	1.07	1.19	(0.14)	-	(0.14)	9.36	14.45%		9,521	1.11%		N/A		1.33%
Class R4
03/31/16[r]	$14.51	$0.14	$0.76	$0.90	$(0.26)	$(0.29)	$(0.55)	$14.86	6.32%	[b]	$2,515	0.99%	[a]	N/A		1.98%	[a]
09/30/15	15.52	0.21	(0.98)	(0.77)	(0.24)	-	(0.24)	14.51	(5.10%	)	2,524	0.98%		N/A		1.34%
09/30/14gg	14.96	0.10	0.46	0.56	-	-	-	15.52	3.74%	[b]	104	0.95%	[a]	N/A		1.32%	[a]
Class R3
03/31/16[r]	$14.62	$0.13	$0.76	$0.89	$(0.20)	$(0.29)	$(0.49)	$15.02	6.13%	[b]	$1,326	1.24%	[a]	N/A		1.83%	[a]
09/30/15	15.61	0.19	(1.00)	(0.81)	(0.18)	-	(0.18)	14.62	(5.29%	)	185	1.23%		N/A		1.19%
09/30/14	13.43	0.16	2.17	2.33	(0.15)	-	(0.15)	15.61	17.48%		174	1.27%		N/A		1.06%
09/30/13	11.19	0.16	2.26	2.42	(0.18)	-	(0.18)	13.43	21.92%		153	1.34%		1.31%		1.30%
09/30/12[i]	9.83	0.14	1.32	1.46	(0.10)	-	(0.10)	11.19	15.08%	[b]	126	1.35%	[a]	1.30%	[a]	1.50%	[a]
10/31/11	9.40	0.10	0.43	0.53	(0.10)	-	(0.10)	9.83	5.64%		129	1.40%		1.38%		1.01%
10/31/10	8.36	0.09	1.07	1.16	(0.12)	-	(0.12)	9.40	13.99%		188	1.42%		N/A		1.02%

MassMutual Premier Main Street Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)		Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
03/31/16[r]	$13.75	$0.08	$0.94	$1.02	$(0.22)	$(4.72)	$(4.94)	$9.83	7.87%	[b]	$28		0.74%	[a]	N/A		1.36%	[a]
09/30/15	14.23	0.14	(0.19)	(0.05)	(0.13)	(0.30)	(0.43)	13.75	(0.36%	)	37		0.65%		N/A		0.99%
09/30/14gg	13.41	0.08	0.74	0.82	-	-	-	14.23	6.11%	[b]	47,537		0.62%	[a]	N/A		1.07%	[a]
Class R5
03/31/16[r]	$13.73	$0.08	$0.95	$1.03	$(0.21)	$(4.72)	$(4.93)	$9.83	7.91%	[b]	$76,565		0.84%	[a]	N/A		1.37%	[a]
09/30/15	14.22	0.14	(0.21)	(0.07)	(0.12)	(0.30)	(0.42)	13.73	(0.50%	)	69,529		0.76%		N/A		0.95%
09/30/14	12.10	0.12	2.11	2.23	(0.11)	-	(0.11)	14.22	18.54%		97,358		0.76%		0.72%		0.89%
09/30/13	10.32	0.13	1.78	1.91	(0.13)	-	(0.13)	12.10	18.65%		131,115		0.80%		0.71%		1.16%
09/30/12[i]	8.77	0.08	1.54	1.62	(0.07)	-	(0.07)	10.32	18.79%	[b]	121,085		0.81%	[a]	0.71%	[a]	0.97%	[a]
10/31/11	8.50	0.08	0.27	0.35	(0.08)	-	(0.08)	8.77	4.08%		111,826		0.81%		0.71%		0.91%
10/31/10	7.25	0.08	1.27	1.35	(0.10)	-	(0.10)	8.50	18.73%		125,255		0.81%		0.71%		1.01%
Service Class
03/31/16[r]	$13.91	$0.06	$0.97	$1.03	$(0.11)	$(4.72)	$(4.83)	$10.11	7.81%	[b]	$1,850		0.94%	[a]	N/A		0.92%	[a]
09/30/15	14.40	0.13	(0.21)	(0.08)	(0.11)	(0.30)	(0.41)	13.91	(0.57%	)	6,517		0.86%		N/A		0.88%
09/30/14	12.26	0.11	2.14	2.25	(0.11)	-	(0.11)	14.40	18.40%		6,742		0.84%		0.79%		0.82%
09/30/13	10.46	0.12	1.81	1.93	(0.13)	-	(0.13)	12.26	18.71%		5,267		0.85%		0.76%		1.11%
09/30/12[i]	8.81	0.08	1.57	1.65	-	-	-	10.46	18.73%	[b]	4,905		0.86%	[a]	0.76%	[a]	0.86%	[a]
10/31/11	8.55	0.08	0.26	0.34	(0.08)	-	(0.08)	8.81	4.00%		0	[f]	0.86%		0.76%		0.90%
10/31/10	7.30	0.04	1.30	1.34	(0.09)	-	(0.09)	8.55	18.55%		2,045		0.86%		0.76%		0.53%

	Six months ended March 31, 2016[b,r]	Year ended September 30			Period ended September 30, 2012[b,i]	Year ended October 31
		2015	2014	2013		2011	2010
Portfolio turnover rate	22%	54%	53%	43%	37%	37%	51%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
f	Amount is less than $500.
i	For the period November 1, 2011 through September 30, 2012.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
gg	For the period April 1, 2014 (commencement of operations) through September 30, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
03/31/16[r]	$13.71	$0.06	$0.95	$1.01	$(0.18)	$(4.72)	$(4.90)	$9.82	7.74%	[b]	$32,620	1.04%	[a]	N/A		1.16%	[a]
09/30/15	14.19	0.11	(0.20)	(0.09)	(0.09)	(0.30)	(0.39)	13.71	(0.63%	)	31,644	0.96%		N/A		0.77%
09/30/14	12.08	0.09	2.11	2.20	(0.09)	-	(0.09)	14.19	18.26%		35,299	0.96%		0.92%		0.69%
09/30/13	10.30	0.11	1.78	1.89	(0.11)	-	(0.11)	12.08	18.52%		33,164	1.00%		0.91%		0.97%
09/30/12[i]	8.75	0.07	1.53	1.60	(0.05)	-	(0.05)	10.30	18.44%	[b]	32,593	1.01%	[a]	0.91%	[a]	0.77%	[a]
10/31/11	8.48	0.06	0.27	0.33	(0.06)	-	(0.06)	8.75	3.89%		39,959	1.01%		0.91%		0.71%
10/31/10	7.24	0.06	1.26	1.32	(0.08)	-	(0.08)	8.48	18.39%		46,075	1.01%		0.91%		0.81%
Class A
03/31/16[r]	$13.58	$0.05	$0.94	$0.99	$(0.14)	$(4.72)	$(4.86)	$9.71	7.68%	[b]	$11,392	1.29%	[a]	N/A		0.90%	[a]
09/30/15	14.07	0.07	(0.20)	(0.13)	(0.06)	(0.30)	(0.36)	13.58	(0.96%	)	12,906	1.21%		N/A		0.52%
09/30/14	11.98	0.06	2.09	2.15	(0.06)	-	(0.06)	14.07	17.99%		13,580	1.21%		1.17%		0.44%
09/30/13	10.23	0.08	1.76	1.84	(0.09)	-	(0.09)	11.98	18.18%		13,493	1.25%		1.16%		0.71%
09/30/12[i]	8.68	0.04	1.54	1.58	(0.03)	-	(0.03)	10.23	18.23%	[b]	11,976	1.26%	[a]	1.16%	[a]	0.51%	[a]
10/31/11	8.41	0.04	0.27	0.31	(0.04)	-	(0.04)	8.68	3.66%		8,120	1.26%		1.16%		0.46%
10/31/10	7.18	0.04	1.25	1.29	(0.06)	-	(0.06)	8.41	18.11%		9,236	1.26%		1.16%		0.56%
Class R4
03/31/16[r]	$13.57	$0.06	$0.93	$0.99	$(0.18)	$(4.72)	$(4.90)	$9.66	7.64%	[b]	$185	1.19%	[a]	N/A		1.10%	[a]
09/30/15	14.07	0.09	(0.21)	(0.12)	(0.08)	(0.30)	(0.38)	13.57	(0.85%	)	105	1.11%		N/A		0.63%
09/30/14gg	13.29	0.04	0.74	0.78	-	-	-	14.07	5.87%	[b]	106	1.07%	[a]	N/A		0.60%	[a]
Class R3
03/31/16[r]	$13.66	$0.05	$0.93	$0.98	$(0.17)	$(4.72)	$(4.89)	$9.75	7.53%	[b]	$354	1.44%	[a]	N/A		0.93%	[a]
09/30/15	14.15	0.05	(0.20)	(0.15)	(0.04)	(0.30)	(0.34)	13.66	(1.07%	)	140	1.36%		N/A		0.38%
09/30/14	12.03	0.03	2.11	2.14	(0.02)	-	(0.02)	14.15	17.78%		119	1.41%		1.38%		0.24%
09/30/13	10.24	0.05	1.77	1.82	(0.03)	-	(0.03)	12.03	17.82%		70	1.55%		1.46%		0.45%
09/30/12[i]	8.70	0.02	1.54	1.56	(0.02)	-	(0.02)	10.24	17.92%	[b]	94	1.56%	[a]	1.46%	[a]	0.25%	[a]
10/31/11	8.44	0.01	0.26	0.27	(0.01)	-	(0.01)	8.70	3.25%		329	1.56%		1.46%		0.17%
10/31/10	7.20	0.02	1.26	1.28	(0.04)	-	(0.04)	8.44	17.76%		270	1.56%		1.46%		0.23%

MassMutual Premier Disciplined Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
03/31/16[r]	$11.37	$0.08	$0.82	$0.90	$(0.14)	$(0.85)	$(0.99)	$11.28	8.01%	[b]	$203,956	0.51%	[a]	N/A		1.34%	[a]
09/30/15	12.87	0.15	0.04	0.19	(0.14)	(1.55)	(1.69)	11.37	1.30%		184,981	0.50%		N/A		1.21%
09/30/14gg	12.13	0.07	0.67	0.74	-	-	-	12.87	6.18%	[b]	182,512	0.50%	[a]	N/A		1.14%	[a]
Class R5
03/31/16[r]	$11.38	$0.07	$0.82	$0.89	$(0.13)	$(0.85)	$(0.98)	$11.29	7.88%	[b]	$91,416	0.61%	[a]	N/A		1.24%	[a]
09/30/15	12.88	0.14	0.04	0.18	(0.13)	(1.55)	(1.68)	11.38	1.29%		85,630	0.60%		N/A		1.12%
09/30/14	13.26	0.15	2.17	2.32	(0.16)	(2.54)	(2.70)	12.88	19.60%		110,762	0.57%		N/A		1.16%
09/30/13	11.17	0.18	2.11	2.29	(0.17)	(0.03)	(0.20)	13.26	20.83%		209,795	0.56%		0.53%		1.50%
09/30/12[i]	9.67	0.14	1.46	1.60	(0.10)	-	(0.10)	11.17	16.92%	[b]	211,276	0.57%	[a]	0.52%	[a]	1.50%	[a]
10/31/11	8.90	0.10	0.77	0.87	(0.10)	-	(0.10)	9.67	9.81%		176,486	0.57%		0.55%		1.03%
10/31/10	7.53	0.09	1.37	1.46	(0.09)	-	(0.09)	8.90	19.53%		75,732	0.57%		N/A		1.10%
Service Class
03/31/16[r]	$11.40	$0.06	$0.82	$0.88	$(0.12)	$(0.85)	$(0.97)	$11.31	7.77%	[b]	$93,729	0.71%	[a]	N/A		1.14%	[a]
09/30/15	12.90	0.12	0.05	0.17	(0.12)	(1.55)	(1.67)	11.40	1.19%		87,882	0.70%		N/A		1.02%
09/30/14	13.28	0.13	2.18	2.31	(0.15)	(2.54)	(2.69)	12.90	19.45%		86,743	0.67%		N/A		1.02%
09/30/13	11.19	0.17	2.11	2.28	(0.16)	(0.03)	(0.19)	13.28	20.79%		64,469	0.65%		0.62%		1.42%
09/30/12[i]	9.68	0.13	1.48	1.61	(0.10)	-	(0.10)	11.19	16.81%	[b]	57,792	0.66%	[a]	0.61%	[a]	1.40%	[a]
10/31/11	8.91	0.10	0.77	0.87	(0.10)	-	(0.10)	9.68	9.62%		49,364	0.63%		0.61%		1.01%
10/31/10	7.54	0.09	1.37	1.46	(0.09)	-	(0.09)	8.91	19.59%		44,495	0.62%		N/A		1.06%

	Six months ended March 31, 2016[b,r]	Year ended September 30			Period ended September 30, 2012[b,i]	Year ended October 31
		2015	2014	2013		2011	2010
Portfolio turnover rate	62%	138%	142%	153%	142%	134%	100%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
i	For the period November 1, 2011 through September 30, 2012.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
gg	For the period April 1, 2014 (commencement of operations) through September 30, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
03/31/16[r]	$11.48	$0.06	$0.83	$0.89	$(0.11)	$(0.85)	$(0.96)	$11.41	7.79%	[b]	$37,283	0.81%	[a]	N/A		1.04%	[a]
09/30/15	12.98	0.11	0.04	0.15	(0.10)	(1.55)	(1.65)	11.48	1.08%		33,634	0.80%		N/A		0.91%
09/30/14	13.35	0.12	2.19	2.31	(0.14)	(2.54)	(2.68)	12.98	19.33%		24,252	0.79%		N/A		0.92%
09/30/13	11.26	0.15	2.12	2.27	(0.15)	(0.03)	(0.18)	13.35	20.58%		20,092	0.78%		0.75%		1.23%
09/30/12[i]	9.65	0.12	1.49	1.61	-	-	-	11.26	16.68%	[b]	8,593	0.80%	[a]	0.75%	[a]	1.22%	[a]
10/31/11	8.88	0.09	0.76	0.85	(0.08)	-	(0.08)	9.65	9.50%		512	0.76%		0.76%	[k]	0.97%
10/31/10	7.51	0.07	1.38	1.45	(0.08)	-	(0.08)	8.88	19.34%		67,882	0.77%		N/A		0.91%
Class A
03/31/16[r]	$11.23	$0.04	$0.81	$0.85	$(0.07)	$(0.85)	$(0.92)	$11.16	7.66%	[b]	$40,413	1.06%	[a]	N/A		0.79%	[a]
09/30/15	12.74	0.08	0.04	0.12	(0.08)	(1.55)	(1.63)	11.23	0.78%		38,035	1.05%		N/A		0.66%
09/30/14	13.15	0.08	2.16	2.24	(0.11)	(2.54)	(2.65)	12.74	19.02%		35,193	1.04%		N/A		0.66%
09/30/13	11.10	0.12	2.09	2.21	(0.13)	(0.03)	(0.16)	13.15	20.27%		19,445	1.04%		1.01%		1.03%
09/30/12[i]	9.60	0.10	1.46	1.56	(0.06)	-	(0.06)	11.10	16.37%	[b]	14,686	1.05%	[a]	1.00%	[a]	1.00%	[a]
10/31/11	8.84	0.06	0.76	0.82	(0.06)	-	(0.06)	9.60	9.33%		6,587	1.03%		1.01%		0.61%
10/31/10	7.48	0.05	1.37	1.42	(0.06)	-	(0.06)	8.84	19.05%		4,712	1.02%		N/A		0.65%
Class R4
03/31/16[r]	$11.23	$0.05	$0.81	$0.86	$(0.12)	$(0.85)	$(0.97)	$11.12	7.70%	[b]	$8,934	0.96%	[a]	N/A		0.89%	[a]
09/30/15	12.74	0.09	0.05	0.14	(0.10)	(1.55)	(1.65)	11.23	0.94%		6,003	0.95%		N/A		0.78%
09/30/14gg	12.03	0.04	0.67	0.71	-	-	-	12.74	5.90%	[b]	106	0.95%	[a]	N/A		0.68%	[a]
Class R3
03/31/16[r]	$11.21	$0.04	$0.80	$0.84	$(0.11)	$(0.85)	$(0.96)	$11.09	7.52%	[b]	$4,742	1.21%	[a]	N/A		0.64%	[a]
09/30/15	12.73	0.06	0.04	0.10	(0.07)	(1.55)	(1.62)	11.21	0.66%		3,637	1.20%		N/A		0.51%
09/30/14gg	12.03	0.03	0.67	0.70	-	-	-	12.73	5.82%	[b]	106	1.20%	[a]	N/A		0.43%	[a]

MassMutual Premier Small Cap Opportunities Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)		Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
03/31/16[r]	$13.84	$0.15	$0.31	$0.46	$(0.12)	$(1.39)	$(1.51)	$12.79	3.36%	[b]	$2,527		0.72%	[a]	N/A		2.41%	[a]
09/30/15	15.78	0.13	0.44	0.57	(0.17)	(2.34)	(2.51)	13.84	2.63%		0	[f]	0.68%		N/A		0.84%
09/30/14gg	16.45	0.39	(1.06)	(0.67)	-	-	-	15.78	(4.07%	)[b]	4,801		0.66%	[a]	N/A		4.79%	[a]
Class R5
03/31/16[r]	$13.82	$0.11	$0.33	$0.44	$(0.10)	$(1.39)	$(1.49)	$12.77	3.23%	[b]	$57,574		0.82%	[a]	N/A		1.66%	[a]
09/30/15	15.77	0.13	0.41	0.54	(0.15)	(2.34)	(2.49)	13.82	2.44%		58,840		0.79%		N/A		0.82%
09/30/14	14.92	0.17	0.83	1.00	(0.15)	-	(0.15)	15.77	6.75%		73,288		0.74%		N/A		1.04%
09/30/13	11.03	0.16	3.86	4.02	(0.13)	-	(0.13)	14.92	36.88%		83,213		0.73%		0.70%		1.23%
09/30/12[i]	9.77	0.09	1.24	1.33	(0.07)	-	(0.07)	11.03	13.78%	[b]	68,091		0.78%	[a]	0.69%	[a]	1.00%	[a]
10/31/11	9.15	0.07	0.62	0.69	(0.07)	-	(0.07)	9.77	7.53%		118,553		0.76%		0.69%		0.74%
10/31/10	7.37	0.06	1.77	1.83	(0.05)	-	(0.05)	9.15	24.90%		129,831		0.76%		0.69%		0.69%
Service Class
03/31/16[r]	$13.81	$0.11	$0.32	$0.43	$(0.10)	$(1.39)	$(1.49)	$12.75	3.14%	[b]	$11,337		0.92%	[a]	N/A		1.74%	[a]
09/30/15	15.76	0.11	0.43	0.54	(0.15)	(2.34)	(2.49)	13.81	2.41%		6,927		0.89%		N/A		0.73%
09/30/14	14.92	0.16	0.82	0.98	(0.14)	-	(0.14)	15.76	6.60%		6,865		0.84%		N/A		0.98%
09/30/13	11.03	0.14	3.88	4.02	(0.13)	-	(0.13)	14.92	36.79%		2,627		0.83%		0.80%		1.15%
09/30/12[i]	9.76	0.09	1.23	1.32	(0.05)	-	(0.05)	11.03	13.65%	[b]	3,299		0.88%	[a]	0.79%	[a]	0.94%	[a]
10/31/11	9.14	0.06	0.62	0.68	(0.06)	-	(0.06)	9.76	7.45%		1,972		0.86%		0.79%		0.63%
10/31/10	7.36	0.05	1.77	1.82	(0.04)	-	(0.04)	9.14	24.83%		1,718		0.86%		0.79%		0.58%

	Six months ended March 31, 2016[b,r]	Year ended September 30			Period ended September 30, 2012[b,i]	Year ended October 31
		2015	2014	2013		2011	2010
Portfolio turnover rate	34%	52%	66%	91%	79%[q]	96%	62%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
f	Amount is less than $500.
i	For the period November 1, 2011 through September 30, 2012.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Portfolio turnover rate excludes securities sold from redemptions in-kind. Securities sold from redemptions in-kind had no impact on portfolio turnover rate.
r	Unaudited.
gg	For the period April 1, 2014 (commencement of operations) through September 30, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
03/31/16[r]	$13.72	$0.09	$0.33	$0.42	$(0.06)	$(1.39)	$(1.45)	$12.69	3.12%	[b]	$16,186	1.02%	[a]	N/A		1.40%	[a]
09/30/15	15.68	0.10	0.41	0.51	(0.13)	(2.34)	(2.47)	13.72	2.25%		18,171	0.99%		N/A		0.64%
09/30/14	14.84	0.14	0.83	0.97	(0.13)	-	(0.13)	15.68	6.55%		17,595	0.95%		N/A		0.86%
09/30/13	10.98	0.13	3.85	3.98	(0.12)	-	(0.12)	14.84	36.60%		9,661	0.93%		0.90%		1.02%
09/30/12[i]	9.72	0.08	1.23	1.31	(0.05)	-	(0.05)	10.98	13.60%	[b]	5,928	0.98%	[a]	0.89%	[a]	0.83%	[a]
10/31/11	9.08	0.05	0.62	0.67	(0.03)	-	(0.03)	9.72	7.37%		2,534	0.96%		0.89%		0.54%
10/31/10	7.31	0.04	1.77	1.81	(0.04)	-	(0.04)	9.08	24.77%		5,341	0.96%		0.89%		0.48%
Class A
03/31/16[r]	$13.49	$0.08	$0.31	$0.39	$(0.03)	$(1.39)	$(1.42)	$12.46	2.95%	[b]	$67,217	1.27%	[a]	N/A		1.21%	[a]
09/30/15	15.43	0.06	0.42	0.48	(0.08)	(2.34)	(2.42)	13.49	2.04%		66,359	1.24%		N/A		0.38%
09/30/14	14.62	0.09	0.81	0.90	(0.09)	-	(0.09)	15.43	6.19%		70,281	1.19%		N/A		0.60%
09/30/13	10.80	0.10	3.80	3.90	(0.08)	-	(0.08)	14.62	36.40%		77,201	1.18%		1.15%		0.77%
09/30/12[i]	9.56	0.05	1.21	1.26	(0.02)	-	(0.02)	10.80	13.25%	[b]	58,551	1.23%	[a]	1.14%	[a]	0.50%	[a]
10/31/11	8.95	0.03	0.61	0.64	(0.03)	-	(0.03)	9.56	7.13%		58,004	1.21%		1.14%		0.30%
10/31/10	7.21	0.02	1.74	1.76	(0.02)	-	(0.02)	8.95	24.39%		68,521	1.21%		1.14%		0.24%
Class R4
03/31/16[r]	$13.48	$0.10	$0.31	$0.41	$(0.10)	$(1.39)	$(1.49)	$12.40	3.08%	[b]	$3,465	1.17%	[a]	N/A		1.62%	[a]
09/30/15	15.44	0.12	0.38	0.50	(0.12)	(2.34)	(2.46)	13.48	2.17%		571	1.14%		N/A		0.84%
09/30/14gg	16.14	0.04	(0.74)	(0.70)	-	-	-	15.44	(4.34%	)[b]	96	1.11%	[a]	N/A		0.46%	[a]
Class R3
03/31/16[r]	$13.46	$0.08	$0.30	$0.38	$(0.07)	$(1.39)	$(1.46)	$12.38	2.90%	[b]	$2,497	1.42%	[a]	N/A		1.26%	[a]
09/30/15	15.42	0.07	0.40	0.47	(0.09)	(2.34)	(2.43)	13.46	1.97%		1,245	1.39%		N/A		0.45%
09/30/14gg	16.14	0.02	(0.74)	(0.72)	-	-	-	15.42	(4.46%	)[b]	96	1.36%	[a]	N/A		0.21%	[a]

MassMutual Premier Global Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
03/31/16[r]	$13.94	$0.03	$(0.13)	$(0.10)	$(0.14)	$(1.10)	$(1.24)	$12.60	(1.32%	)[b]	$2,997	0.87%	[a]	N/A		0.49%	[a]
09/30/15	15.11	0.18	(0.46)	(0.28)	(0.19)	(0.70)	(0.89)	13.94	(1.92%	)	1,044	0.84%		N/A		1.16%
09/30/14gg	14.85	0.13	0.13	0.26	-	-	-	15.11	1.75%	[b]	102	0.84%	[a]	N/A		1.75%	[a]
Class R5
03/31/16[r]	$13.93	$0.02	$(0.13)	$(0.11)	$(0.12)	$(1.10)	$(1.22)	$12.60	(1.36%	)[b]	$148,849	0.97%	[a]	N/A		0.30%	[a]
09/30/15	15.11	0.15	(0.46)	(0.31)	(0.17)	(0.70)	(0.87)	13.93	(2.07%	)	166,316	0.94%		N/A		0.99%
09/30/14	13.99	0.15	1.25	1.40	(0.16)	(0.12)	(0.28)	15.11	10.18%		206,074	0.99%		0.91%		0.99%
09/30/13	11.19	0.16	2.79	2.95	(0.15)	-	(0.15)	13.99	26.55%		213,577	1.05%		0.89%		1.28%
09/30/12[i]	10.55	0.14	0.65	0.79	(0.15)	-	(0.15)	11.19	7.74%	[b]	195,534	1.05%	[a]	0.89%	[a]	1.44%	[a]
10/31/11	10.67	0.14	(0.10)	0.04	(0.16)	-	(0.16)	10.55	0.37%		202,981	1.04%		0.89%		1.27%
10/31/10	9.16	0.11	1.51	1.62	(0.11)	-	(0.11)	10.67	17.88%		219,639	1.07%		0.89%		1.15%
Service Class
03/31/16[r]	$13.83	$0.02	$(0.14)	$(0.12)	$(0.11)	$(1.10)	$(1.21)	$12.50	(1.42%	)[b]	$34,475	1.07%	[a]	N/A		0.24%	[a]
09/30/15	15.01	0.14	(0.46)	(0.32)	(0.16)	(0.70)	(0.86)	13.83	(2.15%	)	30,582	1.04%		N/A		0.95%
09/30/14	13.90	0.15	1.22	1.37	(0.14)	(0.12)	(0.26)	15.01	9.96%		14,038	1.05%		1.03%		0.99%
09/30/13	11.12	0.14	2.78	2.92	(0.14)	-	(0.14)	13.90	26.47%		8,558	1.08%		1.03%		1.13%
09/30/12[i]	10.48	0.12	0.65	0.77	(0.13)	-	(0.13)	11.12	7.58%	[b]	7,389	1.08%	[a]	1.03%	[a]	1.29%	[a]
10/31/11	10.61	0.13	(0.10)	0.03	(0.16)	-	(0.16)	10.48	0.21%		7,000	1.07%		1.03%		1.13%
10/31/10	9.11	0.10	1.50	1.60	(0.10)	-	(0.10)	10.61	17.75%		6,727	1.10%		1.03%		1.02%

	Six months ended March 31, 2016[b,r]	Year ended September 30			Period ended September 30, 2012[b,i]	Year ended October 31
		2015	2014	2013		2011	2010
Portfolio turnover rate	13%	32%	27%	28%	27%	26%	29%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
i	For the period November 1, 2011 through September 30, 2012.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
gg	For the period April 1, 2014 (commencement of operations) through September 30, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
03/31/16[r]	$13.91	$0.01	$(0.14)	$(0.13)	$(0.09)	$(1.10)	$(1.19)	$12.59	(1.50%	)[b]	$107,740	1.17%	[a]	N/A		0.11%	[a]
09/30/15	15.08	0.12	(0.45)	(0.33)	(0.14)	(0.70)	(0.84)	13.91	(2.23%	)	120,753	1.14%		N/A		0.79%
09/30/14	13.96	0.11	1.25	1.36	(0.12)	(0.12)	(0.24)	15.08	9.87%		136,272	1.18%		1.14%		0.77%
09/30/13	11.17	0.13	2.79	2.92	(0.13)	-	(0.13)	13.96	26.30%		128,755	1.23%		1.14%		1.01%
09/30/12[i]	10.53	0.11	0.65	0.76	(0.12)	-	(0.12)	11.17	7.42%	[b]	109,534	1.23%	[a]	1.14%	[a]	1.19%	[a]
10/31/11	10.64	0.11	(0.08)	0.03	(0.14)	-	(0.14)	10.53	0.11%		118,025	1.22%		1.14%		1.03%
10/31/10	9.14	0.09	1.50	1.59	(0.09)	-	(0.09)	10.64	17.65%		131,965	1.25%		1.14%		0.92%
Class A
03/31/16[r]	$13.77	$(0.01)	$(0.14)	$(0.15)	$(0.05)	$(1.10)	$(1.15)	$12.47	(1.62%	)[b]	$36,952	1.42%	[a]	N/A		(0.14%	)[a]
09/30/15	14.92	0.08	(0.44)	(0.36)	(0.09)	(0.70)	(0.79)	13.77	(2.44%	)	40,690	1.39%		N/A		0.54%
09/30/14	13.82	0.07	1.24	1.31	(0.09)	(0.12)	(0.21)	14.92	9.54%		46,399	1.43%		1.41%		0.48%
09/30/13	11.06	0.09	2.76	2.85	(0.09)	-	(0.09)	13.82	25.94%		48,500	1.48%		1.43%		0.72%
09/30/12[i]	10.42	0.09	0.64	0.73	(0.09)	-	(0.09)	11.06	7.11%	[b]	41,351	1.48%	[a]	1.43%	[a]	0.92%	[a]
10/31/11	10.54	0.08	(0.09)	(0.01)	(0.11)	-	(0.11)	10.42	(0.11%	)	37,485	1.47%		1.43%		0.73%
10/31/10	9.06	0.06	1.49	1.55	(0.07)	-	(0.07)	10.54	17.23%		41,888	1.50%		1.43%		0.61%
Class R4
03/31/16[r]	$13.74	$0.01	$(0.14)	$(0.13)	$(0.13)	$(1.10)	$(1.23)	$12.38	(1.55%	)[b]	$3,620	1.32%	[a]	N/A		0.16%	[a]
09/30/15	14.93	0.12	(0.48)	(0.36)	(0.13)	(0.70)	(0.83)	13.74	(2.44%	)	729	1.29%		N/A		0.79%
09/30/14gg	14.70	0.10	0.13	0.23	-	-	-	14.93	1.56%	[b]	102	1.29%	[a]	N/A		1.30%	[a]
Class R3
03/31/16[r]	$13.79	$(0.01)	$(0.15)	$(0.16)	$(0.08)	$(1.10)	$(1.18)	$12.45	(1.69%	)[b]	$6,803	1.57%	[a]	N/A		(0.12%	)[a]
09/30/15	14.97	0.05	(0.43)	(0.38)	(0.10)	(0.70)	(0.80)	13.79	(2.63%	)	2,905	1.54%		N/A		0.36%
09/30/14	13.86	0.07	1.24	1.31	(0.08)	(0.12)	(0.20)	14.97	9.49%		1,523	1.64%		1.53%		0.48%
09/30/13	11.10	0.08	2.77	2.85	(0.09)	-	(0.09)	13.86	25.81%		1,235	1.78%		1.52%		0.63%
09/30/12[i]	10.46	0.08	0.64	0.72	(0.08)	-	(0.08)	11.10	7.07%	[b]	930	1.78%	[a]	1.52%	[a]	0.83%	[a]
10/31/11	10.58	0.07	(0.09)	(0.02)	(0.10)	-	(0.10)	10.46	(0.33%	)	828	1.77%		1.52%		0.64%
10/31/10	9.09	0.06	1.49	1.55	(0.06)	-	(0.06)	10.58	17.26%		766	1.80%		1.52%		0.58%

MassMutual Premier International Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders							Ratios /Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Class I
03/31/16[r]	$11.55	$0.03	$0.70	$0.73	$(0.14)	$(0.44)	$(0.58)	$11.70	6.41%	[b]	$190,622	0.97%	[a]	0.44%	[a]
09/30/15	14.39	0.18	(0.60)	(0.42)	(0.18)	(2.24)	(2.42)	11.55	(3.02%	)	169,842	0.96%		1.42%
09/30/14gg	15.47	0.14	(1.22)	(1.08)	-	-	-	14.39	(6.98%	)[b]	64,208	0.96%	[a]	1.83%	[a]
Class R5
03/31/16[r]	$11.54	$0.02	$0.70	$0.72	$(0.12)	$(0.44)	$(0.56)	$11.70	6.37%	[b]	$238,481	1.07%	[a]	0.32%	[a]
09/30/15	14.38	0.13	(0.57)	(0.44)	(0.16)	(2.24)	(2.40)	11.54	(3.17%	)	251,687	1.06%		1.05%
09/30/14	15.92	0.15	(0.16)	(0.01)	(0.19)	(1.34)	(1.53)	14.38	(0.32%	)	351,818	1.06%		0.97%
09/30/13	13.20	0.21	3.14	3.35	(0.20)	(0.43)	(0.63)	15.92	26.22%		445,260	1.07%		1.46%
09/30/12[i]	13.95	0.18	0.71	0.89	(0.23)	(1.41)	(1.64)	13.20	8.60%	[b]	396,711	1.07%	[a]	1.52%	[a]
10/31/11	13.94	0.16	(0.01)	0.15	(0.14)	-	(0.14)	13.95	1.08%		554,169	1.07%		1.10%
10/31/10	12.27	0.13	1.67	1.80	(0.13)	-	(0.13)	13.94	14.81%		584,158	1.10%		1.00%
Service Class
03/31/16[r]	$11.51	$0.01	$0.70	$0.71	$(0.11)	$(0.44)	$(0.55)	$11.67	6.30%	[b]	$21,624	1.17%	[a]	0.22%	[a]
09/30/15	14.34	0.13	(0.57)	(0.44)	(0.15)	(2.24)	(2.39)	11.51	(3.20%	)	21,741	1.16%		1.03%
09/30/14	15.90	0.14	(0.17)	(0.03)	(0.19)	(1.34)	(1.53)	14.34	(0.46%	)	23,473	1.12%		0.88%
09/30/13	13.18	0.20	3.15	3.35	(0.20)	(0.43)	(0.63)	15.90	26.23%		25,987	1.10%		1.42%
09/30/12[i]	13.94	0.19	0.69	0.88	(0.23)	(1.41)	(1.64)	13.18	8.58%	[b]	21,882	1.10%	[a]	1.62%	[a]
10/31/11	13.92	0.16	(0.02)	0.14	(0.12)	-	(0.12)	13.94	1.00%		19,430	1.10%		1.10%
10/31/10	12.26	0.12	1.67	1.79	(0.13)	-	(0.13)	13.92	14.80%		15,773	1.12%		0.98%

	Six months ended March 31, 2016[b,r]	Year ended September 30			Period ended September 30, 2012[b,i]	Year ended October 31
		2015	2014	2013		2011	2010
Portfolio turnover rate	20%	45%	76%	56%	36%	47%	32%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
i	For the period November 1, 2011 through September 30, 2012.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
gg	For the period April 1, 2014 (commencement of operations) through September 30, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders							Ratios /Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Administrative Class
03/31/16[r]	$11.45	$0.01	$0.70	$0.71	$(0.10)	$(0.44)	$(0.54)	$11.62	6.30%	[b]	$18,997	1.27%	[a]	0.12%	[a]
09/30/15	14.27	0.12	(0.56)	(0.44)	(0.14)	(2.24)	(2.38)	11.45	(3.28%	)	19,307	1.26%		0.96%
09/30/14	15.82	0.13	(0.18)	(0.05)	(0.16)	(1.34)	(1.50)	14.27	(0.57%	)	18,339	1.25%		0.86%
09/30/13	13.13	0.19	3.11	3.30	(0.18)	(0.43)	(0.61)	15.82	25.96%		18,017	1.25%		1.31%
09/30/12[i]	13.82	0.17	0.70	0.87	(0.15)	(1.41)	(1.56)	13.13	8.46%	[b]	15,173	1.25%	[a]	1.47%	[a]
10/31/11	13.81	0.14	(0.01)	0.13	(0.12)	-	(0.12)	13.82	0.91%		12,331	1.25%		0.94%
10/31/10	12.16	0.10	1.66	1.76	(0.11)	-	(0.11)	13.81	14.64%		50,937	1.27%		0.77%
Class A
03/31/16[r]	$11.12	$(0.01)	$0.69	$0.68	$(0.07)	$(0.44)	$(0.51)	$11.29	6.08%	[b]	$45,211	1.52%	[a]	(0.14%	)[a]
09/30/15	13.94	0.08	(0.56)	(0.48)	(0.10)	(2.24)	(2.34)	11.12	(3.54%	)	47,166	1.51%		0.65%
09/30/14	15.48	0.09	(0.17)	(0.08)	(0.12)	(1.34)	(1.46)	13.94	(0.77%	)	53,155	1.50%		0.58%
09/30/13	12.85	0.14	3.06	3.20	(0.14)	(0.43)	(0.57)	15.48	25.70%		56,137	1.50%		1.04%
09/30/12[i]	13.62	0.13	0.68	0.81	(0.17)	(1.41)	(1.58)	12.85	8.16%	[b]	46,292	1.50%	[a]	1.20%	[a]
10/31/11	13.62	0.09	(0.00)[d]	0.09	(0.09)	-	(0.09)	13.62	0.63%		47,318	1.50%		0.65%
10/31/10	12.00	0.07	1.64	1.71	(0.09)	-	(0.09)	13.62	14.39%		50,227	1.53%		0.56%
Class R4
03/31/16[r]	$11.11	$0.02	$0.66	$0.68	$(0.11)	$(0.44)	$(0.55)	$11.24	6.25%	[b]	$2,067	1.42%	[a]	0.35%	[a]
09/30/15	13.94	0.09	(0.55)	(0.46)	(0.13)	(2.24)	(2.37)	11.11	(3.46%	)	349	1.41%		0.73%
09/30/14gg	15.03	0.11	(1.20)	(1.09)	-	-	-	13.94	(7.25%	)[b]	93	1.41%	[a]	1.47%	[a]
Class R3
03/31/16[r]	$11.09	$(0.00)[d]	$0.67	$0.67	$(0.11)	$(0.44)	$(0.55)	$11.21	6.15%	[b]	$2,074	1.67%	[a]	(0.06%	)[a]
09/30/15	13.93	0.05	(0.54)	(0.49)	(0.11)	(2.24)	(2.35)	11.09	(3.76%	)	524	1.66%		0.41%
09/30/14gg	15.03	0.09	(1.19)	(1.10)	-	-	-	13.93	(7.32%	)[b]	93	1.66%	[a]	1.22%	[a]

MassMutual Premier Strategic Emerging Markets Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
03/31/16[r]	$9.19	$0.01		$0.71	$0.72	$(0.08)	$-	$(0.08)	$9.83	7.83%	[b]	$159,728	1.37%	[a]	1.05%	[a]	0.23%	[a]
09/30/15	12.11	0.09		(2.87)	(2.78)	(0.14)	-	(0.14)	9.19	(23.13%	)	127,823	1.37%		1.05%		0.77%
09/30/14	11.68	0.08		0.50	0.58	(0.15)	-	(0.15)	12.11	5.01%		140,584	1.34%		1.02%		0.68%
09/30/13	12.03	0.16		(0.41)	(0.25)	(0.10)	-	(0.10)	11.68	(2.10%	)	115,463	1.23%		0.99%		1.30%
09/30/12[i]	14.09	0.12		(0.28)	(0.16)	(0.16)	(1.74)	(1.90)	12.03	0.51%	[b]	134,793	1.24%	[a]	0.99%	[a]	1.11%	[a]
10/31/11[h]	15.70	0.20		(1.81)	(1.61)	-	-	-	14.09	(10.25%	)[b]	92,878	1.26%	[a]	0.99%	[a]	1.98%	[a]
Class R5
03/31/16[r]	$9.30	$0.00	[d]	$0.71	$0.71	$(0.05)	$-	$(0.05)	$9.96	7.63%	[b]	$2,859	1.47%	[a]	1.15%	[a]	0.05%	[a]
09/30/15	12.24	0.08		(2.89)	(2.81)	(0.13)	-	(0.13)	9.30	(23.20%	)	7,389	1.47%		1.15%		0.67%
09/30/14	11.81	0.07		0.49	0.56	(0.13)	-	(0.13)	12.24	4.88%		8,869	1.47%		1.15%		0.55%
09/30/13	12.17	0.15		(0.42)	(0.27)	(0.09)	-	(0.09)	11.81	(2.29%	)	7,008	1.39%		1.15%		1.22%
09/30/12[i]	14.07	0.05		(0.21)	(0.16)	-	(1.74)	(1.74)	12.17	0.36%	[b]	6,110	1.40%	[a]	1.15%	[a]	0.43%	[a]
10/31/11	17.79	0.16		(2.30)	(2.14)	(0.05)	(1.53)	(1.58)	14.07	(13.17%	)	51,005	1.34%		1.15%		1.01%
10/31/10	16.49	0.10		3.62	3.72	(0.14)	(2.28)	(2.42)	17.79	25.30%		107,589	1.27%		1.15%		0.60%
Service Class
03/31/16[r]	$9.17	$0.00	[d]	$0.71	$0.71	$(0.06)	$-	$(0.06)	$9.82	7.62%	[b]	$7,810	1.57%	[a]	1.25%	[a]	0.02%	[a]
09/30/15	12.09	0.07		(2.87)	(2.80)	(0.12)	-	(0.12)	9.17	(23.23%	)	7,015	1.57%		1.25%		0.63%
09/30/14	11.66	0.06		0.49	0.55	(0.12)	-	(0.12)	12.09	4.75%		256	1.57%		1.25%		0.46%
09/30/13	12.01	0.13		(0.40)	(0.27)	(0.08)	-	(0.08)	11.66	(2.34%	)	206	1.49%		1.25%		1.06%
09/30/12[i]	14.06	0.09		(0.28)	(0.19)	(0.12)	(1.74)	(1.86)	12.01	0.23%	[b]	203	1.50%	[a]	1.25%	[a]	0.86%	[a]
10/31/11	17.77	0.18		(2.32)	(2.14)	(0.04)	(1.53)	(1.57)	14.06	(13.22%	)	188	1.46%		1.25%		1.13%
10/31/10	16.48	0.08		3.62	3.70	(0.13)	(2.28)	(2.41)	17.77	25.14%		206	1.37%		1.25%		0.47%

	Six months ended March 31, 2016[b,r]	Year ended September 30			Period ended September 30, 2012[b,i]	Year ended October 31
		2015	2014	2013		2011	2010
Portfolio turnover rate	20%	40%	108%	75%	76%	84%	45%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
f	Amount is less than $500.
h	For the period March 1, 2011 (commencement of operations) through October 31, 2011.
i	For the period November 1, 2011 through September 30, 2012.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
gg	For the period April 1, 2014 (commencement of operations) through September 30, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)		Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
03/31/16[r]	$9.23	$(0.00)[d]	$0.70	$0.70	$(0.05)	$-	$(0.05)	$9.88	7.57%	[b]	$551		1.67%	[a]	1.35%	[a]	(0.01%	)[a]
09/30/15	12.15	0.06	(2.88)	(2.82)	(0.10)	-	(0.10)	9.23	(23.32%	)	431		1.67%		1.35%		0.54%
09/30/14	11.72	0.07	0.47	0.54	(0.11)	-	(0.11)	12.15	4.61%		409		1.68%		1.37%		0.59%
09/30/13	12.09	0.13	(0.43)	(0.30)	(0.07)	-	(0.07)	11.72	(2.50%	)	98		1.64%		1.40%		1.09%
09/30/12[i]	14.02	0.15	(0.34)	(0.19)	-	(1.74)	(1.74)	12.09	0.12%	[b]	63		1.65%	[a]	1.40%	[a]	1.37%	[a]
10/31/11	17.73	0.12	(2.28)	(2.16)	(0.02)	(1.53)	(1.55)	14.02	(13.34%	)	0	[f]	1.57%		1.39%		0.71%
10/31/10	16.45	0.06	3.62	3.68	(0.12)	(2.28)	(2.40)	17.73	25.02%		56,938		1.52%		1.40%		0.37%
Class A
03/31/16[r]	$9.13	$(0.02)	$0.70	$0.68	$(0.00)[d]	$-	$-	$9.81	7.49%	[b]	$210		1.92%	[a]	1.60%	[a]	(0.32%	)[a]
09/30/15	12.04	0.00 [d]	(2.81)	(2.81)	(0.10)	-	(0.10)	9.13	(23.47%	)	190		1.92%		1.60%		0.02%
09/30/14	11.61	(0.01)	0.51	0.50	(0.07)	-	(0.07)	12.04	4.36%		470		1.94%		1.62%		(0.05%	)
09/30/13	11.94	0.08	(0.41)	(0.33)	-	-	-	11.61	(2.76%	)	336		1.89%		1.65%		0.63%
09/30/12[i]	13.95	0.05	(0.28)	(0.23)	(0.04)	(1.74)	(1.78)	11.94	(0.19%	)[b]	379		1.90%	[a]	1.65%	[a]	0.50%	[a]
10/31/11	17.68	0.10	(2.30)	(2.20)	-	(1.53)	(1.53)	13.95	(13.60%	)	396		1.85%		1.65%		0.64%
10/31/10	16.42	0.01	3.62	3.63	(0.09)	(2.28)	(2.37)	17.68	24.70%		655		1.77%		1.65%		0.09%
Class R4
03/31/16[r]	$9.14	$(0.01)	$0.70	$0.69	$(0.05)	$-	$(0.05)	$9.78	7.53%	[b]	$266		1.82%	[a]	1.50%	[a]	(0.20%	)[a]
09/30/15	12.05	0.03	(2.84)	(2.81)	(0.10)	-	(0.10)	9.14	(23.45%	)	112		1.82%		1.50%		0.27%
09/30/14gg	11.64	0.05	0.36	0.41	-	-	-	12.05	3.52%	[b]	103		1.82%	[a]	1.50%	[a]	0.76%	[a]
Class R3
03/31/16[r]	$9.12	$(0.02)	$0.70	$0.68	$(0.03)	$-	$(0.03)	$9.77	7.32%	[b]	$287		2.07%	[a]	1.75%	[a]	(0.45%	)[a]
09/30/15	12.03	0.03	(2.86)	(2.83)	(0.08)	-	(0.08)	9.12	(23.57%	)	184		2.07%		1.75%		0.24%
09/30/14gg	11.64	0.03	0.36	0.39	-	-	-	12.03	3.35%	[b]	103		2.07%	[a]	1.75%	[a]	0.51%	[a]

Notes to Financial Statements (Unaudited)

1.	The Funds

MassMutual Premier Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 1, 1994, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The following are 15 series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual Premier U.S. Government Money Market Fund (formerly known as MassMutual Premier Money Market Fund) (“U.S. Government Money Market Fund”)

MassMutual Premier Short-Duration Bond Fund (“Short-Duration Bond Fund”)

MassMutual Premier Inflation-Protected and Income Fund (“Inflation-Protected and Income Fund”)

MassMutual Premier Core Bond Fund (“Core Bond Fund”)

MassMutual Premier Diversified Bond Fund (“Diversified Bond Fund”)

MassMutual Premier High Yield Fund (“High Yield Fund”)

MassMutual Premier Balanced Fund (“Balanced Fund”)

MassMutual Premier Value Fund (“Value Fund”)

MassMutual Premier Disciplined Value Fund (“Disciplined Value Fund”)

MassMutual Premier Main Street Fund (“Main Street Fund”)

MassMutual Premier Disciplined Growth Fund (“Disciplined Growth Fund”)

MassMutual Premier Small Cap Opportunities Fund (“Small Cap Opportunities Fund”)

MassMutual Premier Global Fund (“Global Fund”)

MassMutual Premier International Equity Fund (“International Equity Fund”)

MassMutual Premier Strategic Emerging Markets Fund (“Strategic Emerging Markets Fund”)

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

U.S. Government Money Market Fund’s name, investment objective, and investment strategy changed on May 1, 2016 when the Fund changed from a money market fund to a government money market fund.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal

Notes to Financial Statements (Unaudited) (Continued)

market for such securities. Debt securities (with the exception of debt securities held by the U.S. Government Money Market Fund) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day. The U.S. Government Money Market Fund’s debt securities are typically valued at amortized cost, but may be valued using a vendor quote if the Fund’s investment adviser determines it more closely approximates current market value, in accordance with Rule 2a-7 under the 1940 Act pursuant to which the U.S. Government Money Market Fund must adhere to certain conditions. It is the intention of the U.S. Government Money Market Fund to maintain a stable net asset value per share of $1.00, although this cannot be assured.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market

[1]	The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Assistant Vice Presidents, Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Financial Statements (Unaudited) (Continued)

data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. Government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned significant inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The U.S. Government Money Market Fund characterized all investments at Level 2, as of March 31, 2016. The Value Fund and Disciplined Growth Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of March 31, 2016. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Notes to Financial Statements (Unaudited) (Continued)

The following is the aggregate value by input level, as of March 31, 2016, for the remaining Funds’ investments:

	Level 1	Level 2	Level 3	Total
Short-Duration Bond Fund
Asset Investments
Preferred Stock	$252,969	$-	$-	$252,969
Corporate Debt	-	231,637,786	-	231,637,786
Municipal Obligations	-	936,753	-	936,753
Non-U.S. Government Agency Obligations	-	207,688,542	49,341	207,737,883
U.S. Government Agency Obligations and Instrumentalities	-	37,103,747	-	37,103,747
U.S. Treasury Obligations	-	82,095,605	-	82,095,605
Short-Term Investments	-	8,068,137	-	8,068,137

Total Investments	$252,969	$567,530,570	$49,341	$567,832,880

Asset Derivatives
Forward Contracts	$-	$3,136	$-	$3,136
Futures Contracts	2,812	-	-	2,812

Total	$2,812	$3,136	$-	$5,948

Liability Derivatives
Forward Contracts	$-	$(235,791)	$-	$(235,791)
Futures Contracts	(371,844)	-	-	(371,844)
Swap Agreements	-	(186,264)	-	(186,264)

Total	$(371,844)	$(422,055)	$-	$(793,899)

Inflation-Protected and Income Fund
Asset Investments
Corporate Debt	$-	$14,707,026	$-	$14,707,026
Municipal Obligations	-	602,834	-	602,834
Non-U.S. Government Agency Obligations	-	161,606,244	27,189	161,633,433
U.S. Government Agency Obligations and Instrumentalities	-	187,163	-	187,163
U.S. Treasury Obligations	-	321,033,586	-	321,033,586
Short-Term Investments	-	105,006,877	-	105,006,877

Total Investments	$-	$603,143,730	$27,189	$603,170,919

Asset Derivatives
Futures Contracts	$18,452	$-	$-	$18,452
Swap Agreements	-	230,396	-	230,396

Total	$18,452	$230,396	$-	$248,848

Liability Derivatives
Futures Contracts	$(3,018)	$-	$-	$(3,018)
Swap Agreements	-	(168,377)	-	(168,377)

Total	$(3,018)	$(168,377)	$-	$(171,395)

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Core Bond Fund
Asset Investments
Preferred Stock	$4,145,066	$-	$-	$4,145,066
Corporate Debt	-	484,777,379	-	484,777,379
Municipal Obligations	-	17,442,808	-	17,442,808
Non-U.S. Government Agency Obligations	-	322,061,306	124,190	322,185,496
Sovereign Debt Obligations	-	13,754,319	-	13,754,319
U.S. Government Agency Obligations and Instrumentalities	-	367,091,614	-	367,091,614
U.S. Treasury Obligations	-	166,409,525	-	166,409,525
Short-Term Investments	-	238,531,589	-	238,531,589

Total Investments	$4,145,066	$1,610,068,540	$124,190	$1,614,337,796

Asset Derivatives
Forward Contracts	$-	$7,582	$-	$7,582
Futures Contracts	246,011	-	-	246,011
Swap Agreements	-	453	-	453

Total	$246,011	$8,035	$-	$254,046

Liability Derivatives
Forward Contracts	$-	$(570,038)	$-	$(570,038)
Futures Contracts	(579,304)	-	-	(579,304)
Swap Agreements	-	(476,760)	-	(476,760)

Total	$(579,304)	$(1,046,798)	$-	$(1,626,102)

Diversified Bond Fund
Asset Investments
Common Stock	$-	$-	$24,752	$24,752
Preferred Stock	358,750	-	-	358,750
Corporate Debt	-	71,110,533	-	71,110,533
Municipal Obligations	-	649,602	-	649,602
Non-U.S. Government Agency Obligations	-	40,368,368	19,159	40,387,527
Sovereign Debt Obligations	-	1,496,496	-	1,496,496
U.S. Government Agency Obligations and Instrumentalities	-	44,915,337	-	44,915,337
U.S. Treasury Obligations	-	17,643,355	-	17,643,355
Short-Term Investments	-	35,121,007	-	35,121,007

Total Investments	$358,750	$211,304,698	$43,911	$211,707,359

Asset Derivatives
Forward Contracts	$-	$57,497	$-	$57,497
Futures Contracts	32,602	-	-	32,602

Total	$32,602	$57,497	$-	$90,099

Liability Derivatives
Forward Contracts	$-	$(211,920)	$-	$(211,920)
Futures Contracts	(78,673)	-	-	(78,673)
Swap Agreements	-	(59,826)	-	(59,826)

Total	$(78,673)	$(271,746)	$-	$(350,419)

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
High Yield Fund
Asset Investments
Common Stock	$-	$-	$303,571	$303,571
Bank Loans	-	5,476,491	-	5,476,491
Corporate Debt	-	264,871,249	-	264,871,249
Short-Term Investments	-	28,442,934	-	28,442,934

Total Investments	$-	$298,790,674	$303,571	$299,094,245

Balanced Fund
Asset Investments
Common Stock	$66,191,769	$-	$-	$66,191,769
Preferred Stock	153,882	-	-	153,882
Corporate Debt	-	13,719,641	-	13,719,641
Municipal Obligations	-	474,457	-	474,457
Non-U.S. Government Agency Obligations	-	8,990,542	-	8,990,542
Sovereign Debt Obligations	-	463,703	-	463,703
U.S. Government Agency Obligations and Instrumentalities	-	10,279,696	-	10,279,696
U.S. Treasury Obligations	-	2,868,133	-	2,868,133
Mutual Funds	10,841,911	-	-	10,841,911
Rights	-	-	4,050	4,050
Short-Term Investments	-	6,815,054	-	6,815,054

Total Investments	$77,187,562	$43,611,226	$4,050	$120,802,838

Asset Derivatives
Forward Contracts	$-	$200	$-	$200
Futures Contracts	8,887	-	-	8,887

Total	$8,887	$200	$-	$9,087

Liability Derivatives
Forward Contracts	$-	$(15,050)	$-	$(15,050)
Futures Contracts	(35,068)	-	-	(35,068)
Swap Agreements	-	(12,952)	-	(12,952)

Total	$(35,068)	$(28,002)	$-	$(63,070)

Disciplined Value Fund
Asset Investments
Common Stock	$311,977,524	$-	$-	$311,977,524
Rights	-	-	9,858	9,858
Short-Term Investments	-	1,042,890	-	1,042,890

Total Investments	$311,977,524	$1,042,890	$9,858	$313,030,272

Main Street Fund
Asset Investments
Common Stock	$119,902,860	$175,893 *	$-	$120,078,753
Mutual Funds	6,688	-	-	6,688
Short-Term Investments	-	2,642,498	-	2,642,498

Total Investments	$119,909,548	$2,818,391	$-	$122,727,939

Small Cap Opportunities Fund
Asset Investments
Common Stock	$157,589,406	$400,501 *	$-	$157,989,907
Mutual Funds	17,806,235	-	-	17,806,235
Short-Term Investments	-	5,554,404	-	5,554,404

Total Investments	$175,395,641	$5,954,905	$-	$181,350,546

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
Global Fund
Asset Investments
Common Stock*
Brazil	$2,629,146	$-	$-		$2,629,146
Cayman Islands	4,331,435	-	-		4,331,435
Denmark	-	1,233,702	-		1,233,702
France	-	17,687,940	-		17,687,940
Germany	-	25,958,418	-		25,958,418
India	4,194,328	7,325,139	-		11,519,467
Italy	-	4,810,305	-		4,810,305
Japan	-	43,190,957	-		43,190,957
Netherlands	-	8,582,487	-		8,582,487
Spain	-	11,486,456	-		11,486,456
Sweden	-	11,150,173	-		11,150,173
Switzerland	-	15,698,398	-		15,698,398
United Kingdom	2,040,569	17,507,721	-		19,548,290
United States	155,866,059	-	-		155,866,059
Preferred Stock
Germany	-	6,650,832	-		6,650,832
Mutual Funds	12,727,248	-	-		12,727,248

Total Investments	$181,788,785	$171,282,528	$-		$353,071,313

International Equity Fund
Asset Investments
Common Stock*
Australia	$-	$15,429,625	$-		$15,429,625
Brazil	-	2,245,402	-		2,245,402
Canada	23,373,292	-	-		23,373,292
Denmark	-	21,731,258	-		21,731,258
Finland	-	5,691,301	-		5,691,301
France	-	61,093,830	-		61,093,830
Germany	-	43,737,093	-		43,737,093
Hong Kong	-	3,325,563	-		3,325,563
India	2,617,517	6,217,889	-		8,835,406
Ireland	-	10,971,625	-		10,971,625
Japan	-	29,812,939	-		29,812,939
Luxembourg	-	3,858,063	-		3,858,063
Mexico	3,725,773	-	-		3,725,773
Netherlands	-	40,463,608	-		40,463,608
Panama	8,297,555	-	-		8,297,555
South Africa	-	4,272,964	-		4,272,964
Spain	-	22,606,744	-		22,606,744
Sweden	-	14,817,978	-		14,817,978
Switzerland	-	64,229,987	-		64,229,987
Thailand	-	5,234,851	-		5,234,851
United Kingdom	-	116,763,691	-		116,763,691
Preferred Stock
Germany	-	89,780	-		89,780
Mutual Funds	26,114,311	-	-		26,114,311
Warrants	-	-	-	†	-

Total Investments	$64,128,448	$472,594,191	$-		$536,722,639

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Strategic Emerging Markets Fund
Asset Investments
Common Stock*
Bermuda	$-	$2,119,430	$-	$2,119,430
Brazil	1,548,386	4,657,427	-	6,205,813
Cayman Islands	25,432,719	10,845,145	-	36,277,864
China	-	5,968,782	-	5,968,782
Colombia	1,881,494	1,928,629	-	3,810,123
Egypt	-	938,591	-	938,591
France	-	4,528,393	-	4,528,393
Hong Kong	-	7,098,554	-	7,098,554
India	-	24,945,375	-	24,945,375
Indonesia	-	3,169,737	-	3,169,737
Italy	-	2,684,878	-	2,684,878
Japan	-	1,023,570	-	1,023,570
Malaysia	-	4,286,955	-	4,286,955
Mexico	9,740,585	-	-	9,740,585
Nigeria	-	1,034,061	-	1,034,061
Philippines	-	5,336,193	-	5,336,193
Poland	-	889,068	-	889,068
Republic of Korea	-	2,097,806	-	2,097,806
Russia	-	13,172,927	-	13,172,927
Singapore	-	966,393	-	966,393
Taiwan	-	5,671,922	-	5,671,922
Thailand	-	1,419,299	-	1,419,299
Turkey	-	2,287,645	-	2,287,645
United Arab Emirates	-	2,449,352	-	2,449,352
United Kingdom	-	5,106,631	-	5,106,631
United States	1,973,366	-	-	1,973,366
Preferred Stock
Brazil	-	3,560,100	-	3,560,100
Colombia	-	718,938	-	718,938
Germany	-	84,223	-	84,223
Mutual Funds	4,336,601	-	-	4,336,601
Warrants	-	69,218	-	69,218
Short-Term Investments	-	11,839,943	-	11,839,943

Total Investments	$44,913,151	$130,899,185	$-	$175,812,336

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their applicable foreign markets.
†	Represents a security at $0 value as of March 31, 2016.

Notes to Financial Statements (Unaudited) (Continued)

The following tables show Funds with certain assets and liabilities, which approximate fair value and would be categorized at Level 2 as of March 31, 2016.

Statements of Assets and Liabilities location:	Short-Duration Bond Fund	Inflation- Protected and Income Fund	Core Bond Fund	Diversified Bond	High Yield Fund	Balanced Fund
Receivables from:
Investments sold on a when-issued basis			X	X		X
Collateral pledged for open futures contracts						X

Payables from:
Reverse repurchase agreements		X
Collateral held for reverse repurchase agreements		X
Collateral held for open futures contracts	X
Investments purchased on a when-issued basis			X	X	X	X
Collateral held for when-issued securities			X
Due to custodian	X		X			X

Statements of Assets and Liabilities location:	Value Fund	Main Street Fund	Small Cap Opportunities Fund	Global Fund	International Equity Fund	Strategic Emerging Markets Fund
Payables from:
Securities on loan	X	X	X	X	X	X
Due to custodian	X

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 9/30/15	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*	Transfers (out) of Level 3*	Balance as of 3/31/16	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 3/31/16
Short-Duration Bond Fund
Non-U.S. Government
Agency Obligations†	$612,365	$-	$705	$(295)	$-	$(563,434)	$-	$-	$49,341	$(295)

Inflation-Protected and Income Fund
Non-U.S. Government
Agency Obligations†	$341,827	$-	$415	$(171)	$-	$(314,882)	$-	$-	$27,189	$(171)

Core Bond Fund
Non-U.S. Government
Agency Obligations†	$1,542,794	$-	$1,783	$(746)	$-	$(1,419,641)	$-	$-	$124,190	$(746)

Diversified Bond Fund
Common Stock	$24,752	$-	$-	$-	$-	$-	$-	$-	$24,752	$-
Non-U.S. Government
Agency Obligations†	235,350	-	259	(110)	-	(216,340)	-	-	19,159	(110)

	$260,102	$-	$259	$(110)	$-	$(216,340)	$-	$-	$43,911	$(110)

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Balance as of 9/30/15		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*	Transfers (out) of Level 3*	Balance as of 3/31/16		Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 3/31/16
High Yield Fund
Common Stock	$303,571		$-	$-	$-	$-	$-	$-	$-	$303,571		$-

Balanced Fund
Rights	$4,050		$-	$-	$-	$-	$-	$-	$-	$4,050		$-

Disciplined Value Fund
Rights	$9,858		$-	$-	$-	$-	$-	$-	$-	$9,858		$-

International Equity Fund
Warrants	$-	**	$-	$-	$-	$-	$-	$-	$-	$-	***	$-

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year.
**	Represents a security at $0 value as of September 30, 2015.
***	Represents a security at $0 value as of March 31, 2016.
†	Represents (i) an illiquid 144A security valued by a broker quote or vendor price or (ii) a restricted security issued by a non-public entity valued by a broker quote or vendor price.

The Funds had no transfers between Level 1, Level 2, and Level 3 of the fair value hierarchy during the period ended March 31, 2016. The Funds recognize transfers between the Levels as of the beginning of the year.

None of the unobservable inputs, individually or collectively, had a material impact on the Fund(s).

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Gains or losses from derivatives can be substantially greater than the derivatives original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives during the period ended March 31, 2016, the following tables show how the Fund used these types of derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Short-Duration Bond Fund	Inflation- Protected and Income Fund	Core Bond Fund	Diversified Bond Fund	Balanced Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management	A		A	A	A
Directional Exposures to Currencies	M		A	M	A
Intention to Create Investment Leverage in Portfolio	M		M	M	M

Futures Contracts**
Hedging/Risk Management	A	A	A	A	A
Duration/Credit Quality Management	A	A	A	A	A
Substitution for Direct Investment	A	A	A	A	A
Intention to Create Investment Leverage in Portfolio	M	M	M	M	M

Notes to Financial Statements (Unaudited) (Continued)

Type of Derivative and Objective for Use	Short-Duration Bond Fund	Inflation- Protected and Income Fund	Core Bond Fund	Diversified Bond Fund	Balanced Fund
Interest Rate Swaps***
Hedging/Risk Management		A	A
Duration Management		A	A
Asset/Liability Management		M	M
Substitution for Direct Investment		M	M
Intention to Create Investment Leverage in Portfolio		M	M

Credit Default Swaps (Protection Buyer)
Hedging/Risk Management	A	A	A	A	A
Duration/Credit Quality Management	A	A	A	A	A
Income	A	A	A	A	A
Substitution for Direct Investment	A	A	A	A	A
Intention to Create Investment Leverage in Portfolio	M	M	M	M	M

Credit Default Swaps (Protection Seller)
Hedging/Risk Management	A	A	A	A	A
Duration/Credit Quality Management	A	A	A	A	A
Income	A	A	A	A	A
Substitution for Direct Investment	A	A	A	A	A
Intention to Create Investment Leverage in Portfolio	M	M	M	M	M

Purchased Options
Hedging/Risk Management	A	A	A	A	A
Duration/Credit Quality Management	A	A	A	A	A
Substitution for Direct Investment	A	A	A	A	A
Directional Investment	A	A	A	A	A
Intention to Create Investment Leverage in Portfolio	M	M	M	M	M

Type of Derivative and Objective for Use	Balanced Fund	Disciplined Value Fund	Global Fund	International Equity Fund	Strategic Emerging Markets Fund
Rights and Warrants
Hedging/Risk Management	M	M
Duration/Credit Quality Management	M	M
Directional Investment	M	M
Intention to Create Investment Leverage in Portfolio	M	M
Result of a Corporate Action	A	A	A	A	A
*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.
***	Includes any caps, floors, and collars, and related purchased or written options, if applicable.

Notes to Financial Statements (Unaudited) (Continued)

At March 31, 2016, and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Short-Duration Bond Fund
Asset Derivatives
Forward Contracts*	$-	$-	$3,136	$-	$3,136
Futures Contracts^^	-	-	-	2,812	2,812

Total Value	$-	$-	$3,136	$2,812	$5,948

Liability Derivatives
Forward Contracts^	$-	$-	$(235,791)	$-	$(235,791)
Futures Contracts^^	-	-	-	(371,844)	(371,844)
Swap Agreements^	(186,264)	-	-	-	(186,264)

Total Value	$(186,264)	$-	$(235,791)	$(371,844)	$(793,899)

Realized Gain (Loss)#
Purchased Options	$-	$-	$-	$164,011	$164,011
Futures Contracts	-	-	-	1,194,453	1,194,453
Swap Agreements	32,085	-	-	-	32,085

Total Realized Gain (Loss)	$32,085	$-	$-	$1,358,464	$1,390,549

Change in Apprecation (Depreciation)##
Forward Contracts	$-	$-	$(232,655)	$-	$(232,655)
Futures Contracts	-	-	-	(611,711)	(611,711)
Swap Agreements	(17,708)	-	-	-	(17,708)

Total Change in Appreciation (Depreciation)	$(17,708)	$-	$(232,655)	$(611,711)	$(862,074)

Inflation-Protected and Income Fund
Asset Derivatives
Futures Contracts^^	$-	$-	$-	$18,452	$18,452
Swap Agreements*	-	-	-	230,396	230,396

Total Value	$-	$-	$-	$248,848	$248,848

Liability Derivatives
Futures Contracts^^	$-	$-	$-	$(3,018)	$(3,018)
Swap Agreements^	(168,377)	-	-	-	(168,377)

Total Value	$(168,377)	$-	$-	$(3,018)	$(171,395)

Realized Gain (Loss)#
Purchased Options	$-	$-	$220,853	$-	$220,853
Futures Contracts	-	-	-	(247,366)	(247,366)
Swap Agreements	32,661	-	-	-	32,661

Total Realized Gain (Loss)	$32,661	$-	$220,853	$(247,366)	$6,148

Change in Apprecation (Depreciation)##
Purchased Options	$-	$-	$(162,065)	$-	$(162,065)
Futures Contracts	-	-	-	60,903	60,903
Swap Agreements	(38,490)	-	-	230,396	191,906

Total Change in Appreciation (Depreciation)	$(38,490)	$-	$(162,065)	$291,299	$90,744

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Core Bond Fund
Asset Derivatives
Forward Contracts*	$-	$-	$7,582	$-	$7,582
Futures Contracts^^	-	-	-	246,011	246,011
Swap Agreements^^,^^^	-	-	-	453	453

Total Value	$-	$-	$7,582	$246,464	$254,046

Liability Derivatives
Forward Contracts^	$-	$-	$(570,038)	$-	$(570,038)
Futures Contracts^^	-	-	-	(579,304)	(579,304)
Swap Agreements^	(476,760)	-	-	-	(476,760)

Total Value	$(476,760)	$-	$(570,038)	$(579,304)	$(1,626,102)

Realized Gain (Loss)#
Purchased Options	$-	$-	$-	$530,521	$530,521
Futures Contracts	-	-	-	4,802,798	4,802,798
Swap Agreements	84,605	-	-	(2,188)	82,417

Total Realized Gain (Loss)	$84,605	$-	$-	$5,331,131	$5,415,736

Change in Apprecation (Depreciation)##
Forward Contracts	$-	$-	$(562,456)	$-	$(562,456)
Futures Contracts	-	-	-	(516,049)	(516,049)
Swap Agreements	(60,679)	-	-	3,315	(57,364)

Total Change in Appreciation (Depreciation)	$(60,679)	$-	$(562,456)	$(512,734)	$(1,135,869)

Diversified Bond Fund
Asset Derivatives
Forward Contracts*	$-	$-	$57,497	$-	$57,497
Futures Contracts^^	-	-	-	32,602	32,602

Total Value	$-	$-	$57,497	$32,602	$90,099

Liability Derivatives
Forward Contracts^	$-	$-	$(211,920)	$-	$(211,920)
Futures Contracts^^	-	-	-	(78,673)	(78,673)
Swap Agreements^	(59,826)	-	-	-	(59,826)

Total Value	$(59,826)	$-	$(211,920)	$(78,673)	$(350,419)

Realized Gain (Loss)#
Purchased Options	$-	$-	$844,052	$55,364	$899,416
Forward Contracts	-	-	(79,643)	-	(79,643)
Futures Contracts	-	-	-	376,579	376,579
Swap Agreements	9,928	-	-	-	9,928

Total Realized Gain (Loss)	$9,928	$-	$764,409	$431,943	$1,206,280

Change in Apprecation (Depreciation)##
Purchased Options	$-	$-	$(388,751)	$-	$(388,751)
Forward Contracts	-	-	(156,076)	-	(156,076)
Futures Contracts	-	-	-	(75,340)	(75,340)
Swap Agreements	(3,846)	-	-	-	(3,846)

Total Change in Appreciation (Depreciation)	$(3,846)	$-	$(544,827)	$(75,340)	$(624,013)

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Balanced Fund
Asset Derivatives
Forward Contracts*	$-	$-	$200	$-	$200
Futures Contracts^^	-	-	-	8,887	8,887
Rights*	-	4,050	-	-	4,050

Total Value	$-	$4,050	$200	$8,887	$13,137

Liability Derivatives
Forward Contracts^	$-	$-	$(15,050)	$-	$(15,050)
Futures Contracts^^	-	(20,570)	-	(14,498)	(35,068)
Swap Agreements^	(12,952)	-	-	-	(12,952)

Total Value	$(12,952)	$(20,570)	$(15,050)	$(14,498)	$(63,070)

Realized Gain (Loss)#
Purchased Options	$-	$-	$-	$16,599	$16,599
Futures Contracts	-	94,539	-	114,807	209,346
Swap Agreements	2,571	-	-	-	2,571

Total Realized Gain (Loss)	$2,571	$94,539	$-	$131,406	$228,516

Change in Apprecation (Depreciation)##
Forward Contracts	$-	$-	$(14,850)	$-	$(14,850)
Futures Contracts	-	(20,510)	-	(9,711)	(30,221)
Swap Agreements	(3,332)	-	-	-	(3,332)

Total Change in Appreciation (Depreciation)	$(3,332)	$(20,510)	$(14,850)	$(9,711)	$(48,403)

Disciplined Value Fund
Asset Derivatives
Rights*	$-	$9,858	$-	$-	$9,858

Global Fund
Realized Gain (Loss)#
Rights	$-	$6	$-	$-	$6

International Equity Fund
Asset Derivatives
Warrants*	$-	$- ††	$-	$-	$-

Strategic Emerging Markets Fund
Asset Derivatives
Warrants*	$-	$69,218	$-	$-	$69,218

Change in Appreciation (Depreciation)##
Warrants	$-	$45,663	$-	$-	$45,663

*	Statements of Assets and Liabilities location: Investments, at value, Receivables from: open forward foreign currency contracts or open swap agreements at value, as applicable.
^	Statements of Assets and Liabilities location: Payables for: open forward foreign currency contracts or open swap agreements, at value, as applicable.
^^	Cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps is reported in “Futures Contracts” and “Swap Agreements” below. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

Notes to Financial Statements (Unaudited) (Continued)

^^^	Represents centrally cleared swaps, or forward contracts, which are not subject to a master netting agreement.
#	Statements of Operations location: Amounts are included in net realized gain (loss) on: investment transactions, futures contracts, swap agreements, or foreign currency transactions, as applicable.
##	Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on: investment transactions, futures contracts, swap agreements, or translation of assets and liabilities in foreign currencies, as applicable.
††	Represents a security at $0 value as of March 31, 2016.

The Balanced Fund and Disciplined Value Fund had no change in appreciation (depreciation) on rights during the period ended March 31, 2016.

The International Equity Fund had no change in appreciation (depreciation) on warrants during the period ended March 31, 2016.

For the period ended March 31, 2016, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:

	Number of Contracts, Notional Amounts or Shares/Units†
Fund Name	Forward Contracts	Futures Contracts	Purchased Options	Swap Agreements	Rights	Warrants
Short-Duration Bond Fund	$28,200,000	1,551	127,350,000	$2,260,000	-	-
Inflation-Protected and Income Fund	-	142	61,700,000	21,751,667	-	-
Core Bond Fund	68,175,000	3,360	411,900,000	9,915,000	-	-
Diversified Bond Fund	7,486,650	288	84,000,000	710,000	-	-
Balanced Fund	1,800,000	88	12,900,000	175,000	7,642	-
Disciplined Value Fund	-	-	-	-	18,600	-
Global Fund	-	-	-	-	251,059	-
International Equity Fund	-	-	-	-	-	301,298
Strategic Emerging Markets Fund	-	-	-	-	-	121,100

†	Amount(s) disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts and swap agreements, or shares/units outstanding for purchased options, rights, and warrants, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended March 31, 2016.

The following table presents derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”), or similar agreement, and net of the related collateral received by the Fund(s) as of March 31, 2016.

Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
Short-Duration Bond Fund
JP Morgan Chase Bank N.A.	$3,136	$(3,136)	$-	$-

Inflation-Protected and Income Fund
Bank of America N.A.	$56,721	$-	$-	$56,721
Goldman Sachs International	92,350	(91,281)	(1,069)	-
JP Morgan Chase Bank N.A.	81,325	(77,096)	-	4,229

	$230,396	$(168,377)	$(1,069)	$60,950

Core Bond Fund
JP Morgan Chase Bank N.A.	$7,582	$(7,582)	$-	$-

Diversified Bond Fund
Bank of America N.A.	$8,649	$(8,649)	$-	$-
Barclays Bank PLC	75	(75)	-	-
Goldman Sachs International	27,363	(27,363)	-	-
JP Morgan Chase Bank N.A.	21,410	(21,410)	-	-

	$57,497	$(57,497)	$-	$-

Balanced Fund
JP Morgan Chase Bank N.A.	$200	$(200)	$-	$-

Notes to Financial Statements (Unaudited) (Continued)

The following table presents derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Fund(s) as of March 31, 2016.

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Pledged***	Net Amount**
Short-Duration Bond Fund
Goldman Sachs International	$(186,264)	$-	$186,264	$-
JP Morgan Chase Bank N.A.	(235,791)	3,136	-	(232,655)

	$(422,055)	$3,136	$186,264	$(232,655)

Inflation-Protected and Income Fund
Goldman Sachs International	$(136,305)	$91,281	$-	$(45,024)
JP Morgan Chase Bank N.A.	(32,072)	32,072	-	-

	$(168,377)	$123,353	$-	$(45,024)

Core Bond Fund
Goldman Sachs International	$(476,760)	$-	$-	$(476,760)
JP Morgan Chase Bank N.A.	(570,038)	7,582	-	(562,456)

	$(1,046,798)	$7,582	$-	$(1,039,216)

Diversified Bond Fund
Bank of America N.A.	$(25,064)	$8,649	$-	$(16,415)
Barclays Bank PLC	(5,823)	75	-	(5,748)
Credit Suisse International	(2,367)	-	-	(2,367)
Goldman Sachs International	(67,754)	27,363	-	(40,391)
JP Morgan Chase Bank	(170,738)	21,410	-	(149,328)

	$(271,746)	$57,497	$-	$(214,249)

Balanced Fund
Goldman Sachs International	$(12,952)	$-	$-	$(12,952)
JP Morgan Chase Bank N.A.	(15,050)	200	-	(14,850)

	$(28,002)	$200	$-	$(27,802)

*	Represents the net amount receivable from the counterparty in the event of default.
**	Represents the net amount payable to the counterparty in the event of default.
***	The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.
†	The amount presented here may be less than the total amount shown in the Statements of Assets and Liabilities as some derivatives held by the counterparty are not covered within the master netting agreements.

Such agreements typically permit a single net payment in the event of default, including the bankruptcy or insolvency of the counterparty. Typically, the Fund(s) and counterparties are not permitted to sell, re-pledge, or use the collateral they receive.

Further details regarding the derivatives and other investments held by the Fund(s) during the period ended March 31, 2016, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate

Notes to Financial Statements (Unaudited) (Continued)

determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may also buy and sell options on currencies. When the Fund buys an option, its loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a currency, it is subject generally to the same risks as if it had entered into a forward contract with respect to that currency. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

The Fund(s) listed in the following table had open forward foreign currency contracts at March 31, 2016. A Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Short-Duration Bond Fund
Contract to Buy
CNH	62,002,400	JP Morgan Chase Bank N.A.	03/15/17	$9,400,000	$3,136

Contract to Deliver
CNH	125,518,200	JP Morgan Chase Bank N.A.	03/15/17	$18,800,000	$(235,791)

Core Bond Fund
Contract to Buy
CNH	149,894,100	JP Morgan Chase Bank N.A.	03/15/17	$22,725,000	$7,582

Contract to Deliver
CNH	303,446,925	JP Morgan Chase Bank N.A.	03/15/17	$45,450,000	$(570,038)

Diversified Bond Fund
Contracts to Buy
AUD	71,121	Bank of America N.A.	05/03/16	$50,000	$4,445
CAD	64,650	Bank of America N.A.	05/17/16	49,871	(90)
INR	3,378,501	Bank of America N.A.	05/03/16	49,000	1,747
RON	190,719	Bank of America N.A.	05/17/16	48,162	428

				197,033	6,530

Notes to Financial Statements (Unaudited) (Continued)

		Counterparty	Settlement Date		In Exchange for	Unrealized Appreciation/ (Depreciation)
Diversified Bond Fund (Continued)
Contracts to Buy (Continued)
INR	3,187,200	Barclays Bank PLC	05/03/16		$48,000	$(127)

THB	8,727,275	Credit Suisse International	06/21/16		250,000	(2,367)

RUB	9,317,900	Goldman Sachs International	05/24/16		120,000	16,828
SGD	29,549	Goldman Sachs International	05/17/16		22,000	(82)

					142,000	16,746

CNH	39,081,300	JP Morgan Chase Bank N.A.	03/15/17		5,925,000	1,977
MXN	1,654,202	JP Morgan Chase Bank N.A.	06/21/16		94,034	1,049
RUB	1,039,388	JP Morgan Chase Bank N.A.	05/24/16		15,000	263
TRY	298,263	JP Morgan Chase Bank N.A.	06/21/16		99,355	4,211
ZAR	2,494,507	JP Morgan Chase Bank N.A.	05/03/16		155,837	12,165
ZAR	638,361	JP Morgan Chase Bank N.A.	06/21/16		40,834	1,745

					6,330,060	21,410

					$6,967,093	$42,192

Contracts to Deliver
CAD	69,512	Bank of America N.A.	05/17/16		$49,872	$(3,653)
CHF	94,621	Bank of America N.A.	05/17/16		97,497	(1,092)
CLP	72,273,900	Bank of America N.A.	05/03/16		101,352	(6,255)
GBP	34,660	Bank of America N.A.	05/17/16		50,159	372
IDR	1,378,570,000	Bank of America N.A.	05/24/16		100,000	(3,173)
PEN	259,192	Bank of America N.A.	05/24/16		71,874	(5,794)
PHP	4,714,800	Bank of America N.A.	05/03/16		97,409	(4,809)
RON	190,719	Bank of America N.A.	05/17/16		48,657	67

					616,820	(24,337)

ILS	389,927	Barclays Bank PLC	05/03/16		99,000	(4,855)

CNH	1,697,475	Goldman Sachs International	02/22/17		250,000	(7,846)

AUD	139,880	JP Morgan Chase Bank N.A.	05/03/16		98,930	(8,152)
CNH	79,116,525	JP Morgan Chase Bank N.A.	03/15/17		11,850,000	(148,624)
EUR	294,831	JP Morgan Chase Bank N.A.	05/17/16		334,875	(1,045)
IDR	1,415,500,000	JP Morgan Chase Bank N.A.	05/24/16		103,684	(2,253)
MXN	1,654,202	JP Morgan Chase Bank N.A.	06/21/16		93,231	(1,852)
SGD	362,303	JP Morgan Chase Bank N.A.	05/17/16		260,006	(8,739)

					12,740,726	(170,665)

					$13,706,546	$(207,703)

Cross Currency Forwards
HRK	719,420	Bank of America N.A.	05/24/16	EUR	94,222	$1,590
EUR	95,443	Bank of America N.A.	05/24/16	HRK	719,420	(198)

						1,392

HUF	18,629,202	Barclays Bank PLC	05/03/16	EUR	60,000	(841)
HUF	22,033,123	Barclays Bank PLC	05/03/16	EUR	70,024	75

						(766)

Notes to Financial Statements (Unaudited) (Continued)

		Counterparty	Settlement Date		In Exchange for	Unrealized Appreciation/ (Depreciation)
Diversified Bond Fund (Continued)
Cross Currency Forwards (Continued)
PLN	413,935	Goldman Sachs International	05/04/16	EUR	$92,541	$5,487
PLN	592,408	Goldman Sachs International	05/04/16	EUR	134,904	5,048

						10,535

EUR	15,000	JP Morgan Chase Bank N.A.	05/04/16	PLN	64,047	(73)

						$11,088

Balanced Fund
Contract to Buy
CNH	3,957,600	JP Morgan Chase Bank N.A.	03/15/17		600,000	$200

Contract to Deliver
CNH	8,011,800	JP Morgan Chase Bank N.A.	03/15/17		$1,200,000	$(15,050)

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Offshore Chinese Yuan
EUR	Euro
GBP	British Pound
HRK	Croatian Kuna
HUF	Hungary Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
MXN	Mexican Peso
PEN	Peruvian Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
RON	Romanian New Leu
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkey Lira
ZAR	South African Rand

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Notes to Financial Statements (Unaudited) (Continued)

The Fund(s) listed in the following table had open futures contracts at March 31, 2016:

	Expiration Date	Number of Contracts	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Short-Duration Bond Fund
Futures Contracts — Long
U.S. Treasury Note 2 Year	06/30/16	1,014	$221,812,500	$(110,907)

Futures Contracts — Short
U.S. Treasury Note 10 Year	06/21/16	120	$(15,646,875)	$2,812
U.S. Treasury Note 5 Year	06/30/16	264	(31,987,313)	(260,937)

				$(258,125)

Inflation-Protected and Income Fund
Futures Contracts — Long
U.S. Treasury Long Bond	06/21/16	1	$164,438	$(3)
U.S. Treasury Note 10 Year	06/21/16	15	1,955,859	(276)
U.S. Treasury Ultra Long Bond	06/21/16	4	690,125	(387)

				$(666)

Futures Contracts — Short
U.S. Treasury Note 2 Year	06/30/16	151	$(33,031,250)	$18,452
U.S. Treasury Note 5 Year	06/30/16	11	(1,332,805)	(2,352)

				$16,100

Core Bond Fund
Futures Contracts — Long
U.S. Treasury Ultra Long Bond	06/21/16	395	$68,149,844	$(513,421)
U.S. Treasury Note 2 Year	06/30/16	457	99,968,750	(65,883)
U.S. Treasury Note 5 Year	06/30/16	1,268	153,636,032	164,234

				$(415,070)

Futures Contracts — Short
U.S. Treasury Long Bond	06/21/16	81	$(13,319,437)	$77,569
U.S. Treasury Note 10 Year	06/21/16	209	(27,251,641)	4,208

				$81,777

Diversified Bond Fund
Futures Contracts — Long
U.S. Treasury Ultra Long Bond	06/21/16	25	$4,313,281	$(32,622)
U.S. Treasury Note 2 Year	06/30/16	117	25,593,750	(15,292)
U.S. Treasury Note 5 Year	06/30/16	116	14,055,031	32,602

				$(15,312)

Futures Contracts — Short
U.S. Treasury Note 10 Year	06/21/16	57	$(7,432,265)	$(30,759)

Balanced Fund
Futures Contracts — Long
Mini MSCI EAFE	06/17/16	7	$568,925	$(2,685)
U.S. Treasury Long Bond	06/21/16	10	1,725,313	(12,986)
U.S. Treasury Note 2 Year	06/30/16	13	2,843,750	(1,512)
U.S. Treasury Note 5 Year	06/30/16	36	4,361,906	4,936

				$(12,247)

Notes to Financial Statements (Unaudited) (Continued)

	Expiration Date	Number of Contracts	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Balanced Fund (Continued)
Futures Contracts — Short
S&P 500 E Mini Index	06/17/16	12	$(1,230,900)	$(17,885)
U.S. Treasury Long Bond	06/21/16	4	(657,750)	3,831
U.S. Treasury Note 10 Year	06/21/16	6	(782,344)	120

				$(13,934)

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, acceleration, default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters

Notes to Financial Statements (Unaudited) (Continued)

into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Swaptions. A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.

Notes to Financial Statements (Unaudited) (Continued)

The Fund(s) listed in the following table had open swap transactions at March 31, 2016. A Fund’s current exposure to a counterparty is the fair value of the transaction.

Counterparty	Currency	Notional Amount	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Short-Duration Bond Fund*
Credit Default Swaps — Sell Protection††
OTC Swaps
Goldman Sachs International	USD	400,000	5/11/63	(3.000%)	CMBX.NA.BBB.6†	$7,377	$(32,048)	$(24,671)
Goldman Sachs International	USD	1,120,000	5/11/63	(3.000%)	CMBX.NA.BBB.6†	27,914	(96,992)	(69,078)

						35,291	(129,040)	(93,749)

Credit Default Swaps — Buy Protection
Goldman Sachs International	USD	1,500,000	11/17/45	(3.000%)	CMBX.NA.BBB.6†	$(93,439)	$924	$(92,515)

Inflation-Protected and Income Fund**
Credit Default Swaps — Sell Protection††
OTC Swaps
Goldman Sachs International	USD	260,000	5/11/63	(3.000%)	CMBX.NA.BBB.6†	$4,795	$(20,831)	$(16,036)
Goldman Sachs International	USD	730,000	5/11/63	(3.000%)	CMBX.NA.BBB.6†	18,194	(63,218)	(45,024)

						22,989	(84,049)	(61,060)

Credit Default Swaps — Buy Protection
Goldman Sachs International	USD	1,220,000	11/17/45	(3.000%)	CMBX.NA.BBB.6†	$(75,997)	$752	$(75,245)
JP Morgan Chase Bank N.A.	USD	520,000	11/17/45	(3.000%)	CMBX.NA.BBB.6†	(32,712)	640	(32,072)

						(108,709)	1,392	(107,317)

Counterparty	Currency	Notional Amount	Expiration Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
OTC Swaps
Goldman Sachs International	USD	6,500,000	10/13/17	1.125%	USA-CPI-U	$45,915	$-	$45,915
Bank of America N.A.	USD	9,000,000	11/06/17	1.275%	USA-CPI-U	56,721	-	56,721
Goldman Sachs International	USD	6,700,000	1/13/18	1.295%	USA-CPI-U	46,435	-	46,435
JP Morgan Chase Bank N.A.	USD	6,500,000	2/17/18	1.033%	USA-CPI-U	81,325	-	81,325

						230,396	-	230,396

Notes to Financial Statements (Unaudited) (Continued)

Counterparty	Currency	Notional Amount	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Core Bond Fund***
Credit Default Swaps — Sell Protection††
OTC Swaps
Goldman Sachs International	USD	2,660,000	5/11/63	(3.000%)	CMBX.NA.BBB.6†	$66,296	$(230,356)	$(164,060)
Goldman Sachs International	USD	970,000	5/11/63	(3.000%)	CMBX.NA.BBB.6†	17,890	(77,716)	(59,826)

						84,186	(308,072)	(223,886)

Credit Default Swaps — Buy Protection
Goldman Sachs International	USD	4,100,000	11/17/45	(3.000%)	CMBX.NA.BBB.6†	$(255,400)	$2,526	$(252,874)

Counterparty	Currency	Notional Amount	Expiration Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
Centrally Cleared Swaps
	USD	4,000,000	5/17/16	Fixed 0.530%	3-Month USD-LIBOR-BBA	$185	$268	$453

Counterparty	Currency	Notional Amount	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Diversified Bond Fund
Credit Default Swaps — Sell Protection††
OTC Swaps
Goldman Sachs International	USD	380,000	5/11/63	(3.000%)	CMBX.NA.BBB.6†	$9,471	$(32,908)	$(23,437)
Goldman Sachs International	USD	140,000	5/11/63	(3.000%)	CMBX.NA.BBB.6†	2,582	(11,217)	(8,635)

						12,053	(44,125)	(32,072)

Credit Default Swaps — Buy Protection
Goldman Sachs International	USD	450,000	11/17/45	(3.000%)	CMBX.NA.BBB.6†	$(28,031)	$277	$(27,754)

Balanced Fund
Credit Default Swaps — Sell Protection††
OTC Swaps
Goldman Sachs International	USD	50,000	5/11/63	(3.000%)	CMBX.NA.BBB.6†	$1,246	$(4,330)	$(3,084)
Goldman Sachs International	USD	20,000	5/11/63	(3.000%)	CMBX.NA.BBB.6†	369	(1,602)	(1,233)

						1,615	(5,932)	(4,317)

Credit Default Swaps — Buy Protection
Goldman Sachs International	USD	140,000	11/17/45	(3.000%)	CMBX.NA.BBB.6†	$(8,721)	$86	$(8,635)

USD	U.S. Dollar
*	Collateral for swap agreements received from Goldman Sachs International amounted to $273,016 in securities at March 31, 2016.
**	Collateral for swap agreements held by Goldman Sachs International amounted to $272,525 in securities at March 31, 2016.
***	Collateral for swap agreements held by Goldman Sachs International amounted to $519,090 in securities at March 31, 2016; and collateral for swap agreements held by JP Morgan Chase Bank N.A. amounted to $275,928 in securities at March 31, 2016.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent Standard & Poor’s Ratings Group. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Notes to Financial Statements (Unaudited) (Continued)

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Notes to Financial Statements (Unaudited) (Continued)

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation, as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”) (for U.S. Treasury inflation-indexed bonds) or, generally, by a comparable inflation index calculated by the foreign government issuing the inflation-indexed bonds.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. Any adjustments to the principal amount of an inflation-indexed bond due to inflation will be reflected as increases or decreases to interest income. Such adjustments may have a significant impact on the Fund’s distributions.

The value of inflation-indexed bonds is generally based on changes in real interest rates, which in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation, or that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States. Additionally, if interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Bank Loans

Certain of the Funds may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At March 31, 2016, the Funds had no unfunded loan commitments.

Notes to Financial Statements (Unaudited) (Continued)

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price (typically equal to the original sale price plus interest). During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the purchase price received by it from the counterparty.

Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A Fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements generally create investment leverage and involve the risk that the market value of the security that a Fund is obligated to repurchase under the agreement may decline below the repurchase price. For financial reporting purposes, cash received in exchange for securities delivered plus accrued interest payments to be made to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short term nature of reverse repurchase agreements, face value approximates fair value. Interest payments made by a Fund to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for a security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund.

Reverse repurchase transactions are entered into by a Fund under a Master Repurchase Agreement (“MRA”), which permits the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and creates one single net payment due to or from the Fund. With reverse repurchase transactions, typically a Fund and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

In the event the buyer of securities under an MRA files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of its securities may be restricted or forfeited, and the counterparty may fail to return/resell the securities in question to the Fund.

Notes to Financial Statements (Unaudited) (Continued)

The following table is a summary of the Fund(s) open reverse repurchase agreements which are subject to an MRA on a net basis at March 31, 2016:

Counterparty	Reverse Repurchase Agreements	Fair Value of Non-Cash Collateral*	Cash Collateral (Held) Pledged*	Net Amount
Inflation-Protected and Income Fund
Banque Paribas	$(40,155,000)	$40,758,112	$(603,112)	$-
Daiwa Securities	(43,339,250)	44,664,924	(1,325,674)	-
Goldman Sachs & Co.	(81,235,349)	83,315,349	(2,080,000)	-
HSBC Finance Corp.	(57,824,500)	57,540,500	284,000	-
Morgan Stanley	(28,478,750)	29,062,684	(583,934)	-

	$(251,032,849)	$255,341,569	$(4,308,720)	$-

*	Collateral with a value of $263,658,304 has been pledged in connection with open reverse repurchase transactions. Excess collateral pledged to the individual counterparty is not shown for financial reporting purposes.

The Fund(s) listed in the following table had open reverse repurchase transactions at March 31, 2016:

Description	Value
Inflation-Protected and Income Fund
Agreement with Banque Paribas, dated 3/04/16, 0.660%, to be repurchased on demand until 6/02/16 at value plus accrued interest.	$40,155,000
Agreement with Daiwa Securities, dated 1/07/16, 0.600%, to be repurchased on demand until 4/08/16 at value plus accrued interest.	39,098,000
Agreement with Daiwa Securities, dated 3/09/16, 0.600%, to be repurchased on demand until 4/08/16 at value plus accrued interest.	4,241,250
Agreement with Goldman Sachs & Co., dated 2/09/16, 0.650%, to be repurchased on demand until 5/04/16 at value plus accrued interest.	81,235,349
Agreement with HSBC Finance Corp., dated 3/03/16, 0.630%, to be repurchased on demand until 6/03/16 at value plus accrued interest.	57,824,500
Agreement with Morgan Stanley, dated 2/02/16, 0.630%, to be repurchased on demand until 5/03/16 at value plus accrued interest.	28,478,750

$251,032,849

Average balance outstanding	$260,390,906
Maximum balance outstanding	$272,432,518
Weighted average maturity	49 days
Average interest rate	0.50%

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase transactions.

The type of underlying collateral and the remaining maturity of open reverse repurchase transactions in relation to the reverse repurchase agreements on the Statements of Assets and Liabilities is as follows:

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Inflation-Protected and Income Fund
Reverse Repurchase Transactions
U.S. Treasury Obligations	$-	$43,339,250	$207,693,599	$-	$251,032,849

Total Borrowings	$-	$43,339,250	$207,693,599	$-	$251,032,849

Notes to Financial Statements (Unaudited) (Continued)

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.

Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“agent”). The Lending Agreement authorizes the agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash or securities adjusted daily to have market value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the Borrower of the securities fail financially. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At March 31, 2016, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

Notes to Financial Statements (Unaudited) (Continued)

Security loans can be terminated at the discretion of either the lending agent or the Fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. For all Funds, all securities on loan are classified as common stock in the Fund’s Portfolio of Investments at March 31, 2016.

The Funds employ the agent to implement their securities lending program and the agent receives a fee from the Funds for its services. In addition, the Funds may be required to pay a rebate to the Borrower. Accordingly, a Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the securities lending agent or Borrower, respectively. For the period ended March 31, 2016, the Fund(s) earned securities lending net income as follows:

	Securities Lending Gross Income	Securities Lending Fees and Expenses	Securities Lending Net Income
Value Fund	$26,266	$5,263	$21,003
Main Street Fund	4,182	848	3,334
Small Cap Opportunities Fund	41,144	8,277	32,867
Global Fund	140,771	26,215	114,556
International Equity Fund	58,574	10,552	48,022
Strategic Emerging Markets Fund	17,201	3,453	13,748

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.

Notes to Financial Statements (Unaudited) (Continued)

Foreign Securities

The Global Fund invests a significant amount of its assets and each of the International Equity Fund and Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income of each Fund, other than the U.S. Government Money Market Fund, are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Dividends from net investment income are declared daily and paid monthly for the U.S. Government Money Market Fund. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Advisory Fees and Other Transactions

Investment Advisory Fees and Investment Subadvisers

MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. In return for these services, MML Advisers receives advisory fees, based upon each Fund’s average daily net assets, at the following annual rates:

Fund	Investment Advisory Fee
U.S. Government Money Market Fund	0.35% on the first $1 billion; and
0.33% on any excess over $1 billion
Short-Duration Bond Fund	0.35% on the first $500 million; and
0.30% on any excess over $500 million
Inflation-Protected and Income Fund	0.38% on the first $350 million; and
0.33% on any excess over $350 million
Core Bond Fund	0.38% on the first $1.5 billion;
0.33% on the next $500 million; and
0.28% on any excess over $2 billion
Diversified Bond Fund	0.40% on the first $150 million; and
0.35% on any excess over $150 million
High Yield Fund	0.48% on the first $250 million; and
0.455% on any excess over $250 million

Notes to Financial Statements (Unaudited) (Continued)

Fund	Investment Advisory Fee
Balanced Fund*	0.48% on the first $300 million; and
0.43% on any excess over $300 million
Value Fund	0.50% on the first $250 million; and
0.47% on any excess over $250 million
Disciplined Value Fund	0.45% on the first $400 million; and
0.40% on any excess over $400 million
Main Street Fund	0.55% on the first $300 million; and
0.50% on any excess over $300 million
Disciplined Growth Fund	0.45% on the first $400 million; and
0.40% on any excess over $400 million
Small Cap Opportunities Fund*	0.58% on the first $300 million; and
0.53% on any excess over $300 million
Global Fund	0.75% on the first $400 million; and
0.70% on any excess over $400 million
International Equity Fund	0.85% on the first $500 million;
0.80% on the next $500 million; and
0.75% on any excess over $1 billion
Strategic Emerging Markets Fund	1.00% on the first $350 million; and
0.95% on any excess over $350 million

*	Prior to January 1, 2016, the investment advisory fees were as follows:

Fund	Investment Advisory Fee
Balanced Fund	0.48% on the first $350 million; and
0.43% on any excess over $350 million
Small Cap Opportunities Fund	0.58% on the first $400 million; and
0.53% on any excess over $400 million

MML Advisers has entered into investment subadvisory agreements with Babson Capital Management LLC (“Babson Capital”), a wholly-owned subsidiary of MM Asset Management Holding LLC, itself a wholly-owned subsidiary of MassMutual Holding LLC, a controlled subsidiary of MassMutual, on behalf of certain Funds. These agreements provide that Babson Capital manage the investment and reinvestment of assets of these Funds. Babson Capital receives a subadvisory fee from MML Advisers, based upon each Fund’s average daily net assets, at the following annual rates:

U.S. Government Money Market Fund	0.05%
Short-Duration Bond Fund	0.08%
Inflation-Protected and Income Fund	0.08%
Core Bond Fund	0.10%
Diversified Bond Fund	0.10%
High Yield Fund	0.20%
Balanced Fund: fixed income portion	0.09%
Balanced Fund: equity portion*	0.22% of the first $50 million;
0.21% of the next $50 million; and
0.20% of any excess over $100 million
Disciplined Value Fund*	0.25% of the first $50 million;
0.21% of the next $50 million;
0.17% of the next $650 million; and
0.14% of any excess over $750 million
Disciplined Growth Fund*	0.25% of the first $50 million;
0.21% of the next $50 million;
0.17% of the next $650 million; and
0.14% of any excess over $750 million

*

Subadvisory fee based on Aggregate Assets. For purposes of these subadvisory agreements, “Aggregate Assets” means the aggregate of (i) the average daily net assets of the Fund determined at the close of the NYSE on each day that the NYSE is

Notes to Financial Statements (Unaudited) (Continued)

open for trading, and (ii) the average daily net assets of certain other funds or accounts of MML Advisers or its affiliates, including other funds registered under the 1940 Act, for which Babson Capital provides investment advisory services, as agreed upon from time to time by MML Advisers and Babson Capital, determined at the close of the NYSE on each day that the NYSE is open for trading.

In addition, Cornerstone Real Estate Advisers LLC (“Cornerstone”) serves as sub-subadviser for the Short-Duration Bond Fund, Inflation-Protected and Income Fund, Core Bond Fund, Diversified Bond Fund, High Yield Fund, and Balanced Fund and is primarily responsible for managing each Fund’s commercial mortgage-backed securities. Cornerstone is a wholly-owned subsidiary of Babson Capital. The appointment of Cornerstone as a sub-subadviser to each Fund does not relieve Babson Capital of any obligation or liability to any of the Funds that it would otherwise have pursuant to investment subadvisory agreements between MML Advisers and Babson Capital with respect to each Fund, and any and all acts and omissions of Cornerstone in respect to any Fund shall be considered the acts and omissions of Babson Capital.

MML Advisers has entered into investment subadvisory agreements with OppenheimerFunds, Inc. (“OFI”), a wholly-owned subsidiary of Oppenheimer Acquisition Corp., itself an indirect majority-owned subsidiary of MassMutual Holding LLC, on behalf of the Global Fund. This agreement provides that OFI manage the investment and reinvestment of the assets of the Global Fund. OFI receives a subadvisory fee from MML Advisers, based upon the Global Fund’s average daily net assets, at the following annual rate:

Global Fund	0.50% of the first $50 million;
0.40% of the next $200 million;
0.35% of the next $250 million;
0.30% of the next $250 million;
0.28% of the next $50 million; and
0.25% of any excess over $800 million

MML Advisers has entered into investment subadvisory agreements with OFI Global Institutional, Inc. (“OFI Global Institutional”), a wholly-owned subsidiary of OFI, on behalf of certain Funds. These agreements provide that OFI Global Institutional manage the investment and reinvestment of the assets of these Funds. OFI Global Institutional receives a subadvisory fee from MML Advisers, based upon each Fund’s average daily net assets, at the following annual rates:

Value Fund	0.23%
Main Street Fund	0.33% of the first $1 billion; and
0.30% of any excess over $1 billion
Small Cap Opportunities Fund	0.40% of the first $1 billion; and
0.30% of any excess over $1 billion
International Equity Fund	0.50% of the first $50 million;
0.45% of the next $150 million;
0.40% of the next $250 million; and
0.35% of any excess over $450 million
Strategic Emerging Markets Fund	0.70%

The Funds’ subadvisory fees are paid by MML Advisers out of the advisory fees previously disclosed above.

Administration Fees

Under an Administrative and Shareholder Services Agreement between the Trust and MML Advisers, on behalf of each Fund, MML Advisers is obligated to provide certain administrative and shareholder services. In return for these services, MML Advisers receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
U.S. Government Money Market Fund	N/A	0.10%	N/A	N/A	N/A	N/A	N/A
Short-Duration Bond Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%

Notes to Financial Statements (Unaudited) (Continued)

	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Inflation-Protected and Income Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Core Bond Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Diversified Bond Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
High Yield Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Balanced Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Value Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Disciplined Value Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Main Street Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Disciplined Growth Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Small Cap Opportunities Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Global Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
International Equity Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Strategic Emerging Markets Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as distributor to each Fund. Pursuant to a 12b-1 Plan adopted by the Trust, Class A shares and Class R4 shares of each Fund pay an annual fee of 0.25% of the average daily net assets of the class; and Class R3 shares of each Fund pay an annual fee of 0.50% of the average daily net assets of the class, to the Distributor. Such payments compensate the Distributor for services provided and expenses incurred by it for purposes of promoting the sale of the relevant class of shares, reducing redemptions of shares, or maintaining or improving services provided to each Fund’s shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.

Effective April 1, 2014, the Trust entered into a separate Supplemental Shareholder Services Agreement with MassMutual, on behalf of Service Class shares, Administrative Class shares, and Class A shares of each Fund. Fees payable under the Supplemental Shareholder Services Agreement are intended to compensate MassMutual for its provision of shareholder services to the Funds’ investors and are calculated and paid based on the average daily net assets attributable to the relevant share classes of the Funds separately, at the following annual rates: 0.05% for Service Class shares, and 0.15% for Administrative Class shares and Class A shares. MassMutual may pay these fees to other intermediaries for providing shareholder services to the Funds’ investors.

Expense Caps and Waivers

MML Advisers contractually agreed to cap the fees and expenses of the Funds noted below (other than extraordinary litigation and legal expenses, Acquired Fund Fees and Expenses#, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses) through January 31, 2017 based upon the average daily net assets of the applicable class of shares for the Funds, as follows:

	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Diversified Bond Fund	0.52%	0.62%	0.72%	0.82%	1.07%	0.97%	1.22%
High Yield Fund	0.55%	0.65%	0.75%	0.85%	1.10%	1.00%	1.25%
Balanced Fund	0.60%	0.70%	0.80%	0.90%	1.15%	1.05%	1.30%
Value Fund	0.60%	0.70%	0.80%	0.90%	1.15%	1.05%	1.30%
Strategic Emerging Markets Fund	1.05%	1.15%	1.25%	1.35%	1.60%	1.50%	1.75%

#	Acquired Fund Fees and Expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.

Notes to Financial Statements (Unaudited) (Continued)

For the U.S. Government Money Market Fund, MML Advisers has agreed to voluntarily waive some or all of its fees in an attempt to allow the Fund to avoid a negative yield. There is no guarantee that the Fund will be able to avoid a negative yield. Payments made to intermediaries will be unaffected. MML Advisers may amend or discontinue this waiver at any time without advance notice.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

Deferred Compensation

Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

Other

Certain officers and trustees of the Funds are also employees of MassMutual. The compensation of each trustee who is not an employee of MassMutual is borne by the Funds.

The following table shows beneficial ownership of Funds’ shares by affiliated parties at March 31, 2016:

Total % of Ownership by Related Party
U.S. Government Money Market Fund	56.3%
Short-Duration Bond Fund	87.2%
Inflation-Protected and Income Fund	90.5%
Core Bond Fund	88.3%
Diversified Bond Fund	54.5%
High Yield Fund	84.1%
Balanced Fund	72.5%
Value Fund	95.7%
Disciplined Value Fund	84.7%
Main Street Fund	93.2%
Disciplined Growth Fund	80.9%
Small Cap Opportunities Fund	83.7%
Global Fund	89.5%
International Equity Fund	92.7%
Strategic Emerging Markets Fund	99.0%

4.	Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended March 31, 2016, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Short-Duration Bond Fund	$112,264,444	$180,684,145	$129,643,404	$111,000,092
Inflation-Protected and Income Fund	28,800,747	78,534,282	34,924,500	72,723,314
Core Bond Fund	2,455,511,955	181,838,868	2,344,720,436	475,443,330

Notes to Financial Statements (Unaudited) (Continued)

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Diversified Bond Fund	$294,626,877	$18,275,562	$286,201,263	$20,465,273
High Yield Fund	-	93,525,544	-	53,646,614
Balanced Fund	67,372,694	49,451,580	65,370,820	55,456,259
Value Fund	-	20,338,520	-	24,097,884
Disciplined Value Fund	-	172,089,763	-	166,591,226
Main Street Fund	-	26,936,124	-	32,035,401
Disciplined Growth Fund	-	303,862,674	-	290,170,994
Small Cap Opportunities Fund	-	55,655,759	-	52,265,793
Global Fund	-	45,652,654	-	60,184,657
International Equity Fund	-	104,260,789	-	125,485,490
Strategic Emerging Markets Fund	-	44,030,933	-	30,564,590

5.	Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended March 31, 2016		Period Ended September 30, 2015

	Shares	Amount	Shares	Amount

U.S. Government Money Market Fund Class R5
Sold	888,849,083	$888,849,080	2,098,061,759	$2,098,061,759
Issued — merger	-	-	-	-
Issued as reinvestment of dividends	11,965	11,965	21,747	21,747
Redeemed	(938,843,781)	(938,843,781)	(2,172,573,773)	(2,172,573,773)

Net increase (decrease)	(49,982,733)	$(49,982,736)	(74,490,267)	$(74,490,267)

Short-Duration Bond Fund Class I
Sold	4,978,907	$51,027,209	14,244,985	$149,501,532
Issued as reinvestment of dividends	406,694	4,111,675	518,611	5,331,332
Redeemed	(2,557,147)	(26,171,642)	(18,426,909)	(192,733,136)

Net increase (decrease)	2,828,454	$28,967,242	(3,663,313)	$(37,900,272)

Short-Duration Bond Fund Class R5
Sold	6,106,590	$63,153,999	4,337,919	$45,463,713
Issued as reinvestment of dividends	452,722	4,590,598	364,279	3,755,721
Redeemed	(3,179,235)	(32,571,754)	(6,540,196)	(68,527,020)

Net increase (decrease)	3,380,077	$35,172,843	(1,837,998)	$(19,307,586)

Short-Duration Bond Fund Service Class
Sold	510,518	$5,219,130	3,793,475	$39,361,080
Issued as reinvestment of dividends	194,326	1,958,806	155,016	1,588,909
Redeemed	(3,011,973)	(30,659,711)	(2,905,164)	(30,194,071)

Net increase (decrease)	(2,307,129)	$(23,481,775)	1,043,327	$10,755,918

Short-Duration Bond Fund Administrative Class
Sold	786,178	$8,044,852	1,707,520	$17,649,505
Issued as reinvestment of dividends	87,620	879,709	89,609	915,799
Redeemed	(1,107,555)	(11,271,972)	(2,381,475)	(24,615,507)

Net increase (decrease)	(233,757)	$(2,347,411)	(584,346)	$(6,050,203)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2016		Period Ended September 30, 2015

	Shares	Amount	Shares	Amount

Short-Duration Bond Fund Class A
Sold	2,158,124	$22,043,366	1,524,289	$15,676,710
Issued as reinvestment of dividends	184,068	1,838,837	136,519	1,388,400
Redeemed	(656,821)	(6,657,201)	(1,799,785)	(18,536,212)

Net increase (decrease)	1,685,371	$17,225,002	(138,977)	$(1,471,102)

Short-Duration Bond Fund Class R4
Sold	255,752	$2,639,995	692,767	$7,239,359
Issued as reinvestment of dividends	17,079	172,671	197	2,025
Redeemed	(103,768)	(1,060,413)	(139,995)	(1,462,810)

Net increase (decrease)	169,063	$1,752,253	552,969	$5,778,574

Short-Duration Bond Fund Class R3
Sold	170,289	$1,742,947	182,546	$1,902,907
Issued as reinvestment of dividends	4,531	45,671	988	10,166
Redeemed	(38,479)	(397,232)	(92,800)	(961,514)

Net increase (decrease)	136,341	$1,391,386	90,734	$951,559

Inflation-Protected and Income Fund Class I
Sold	4,215,965	$43,185,174	6,924,795	$72,523,398
Issued as reinvestment of dividends	207,257	2,070,502	402,404	4,160,845
Redeemed	(2,650,029)	(26,816,856)	(7,472,551)	(77,679,788)

Net increase (decrease)	1,773,193	$18,438,820	(145,352)	$(995,545)

Inflation-Protected and Income Fund Class R5
Sold	682,012	$6,960,580	1,465,538	$15,243,339
Issued as reinvestment of dividends	58,205	582,044	131,405	1,358,727
Redeemed	(1,159,049)	(11,725,383)	(1,169,219)	(12,151,660)

Net increase (decrease)	(418,832)	$(4,182,759)	427,724	$4,450,406

Inflation-Protected and Income Fund Service Class
Sold	482,915	$4,906,292	1,301,135	$13,512,111
Issued as reinvestment of dividends	75,869	756,409	167,528	1,728,889
Redeemed	(965,842)	(9,731,051)	(1,205,467)	(12,541,926)

Net increase (decrease)	(407,058)	$(4,068,350)	263,196	$2,699,074

Inflation-Protected and Income Fund Administrative Class
Sold	192,286	$1,972,583	343,388	$3,606,158
Issued as reinvestment of dividends	10,477	105,506	22,047	229,733
Redeemed	(170,082)	(1,745,036)	(205,763)	(2,154,982)

Net increase (decrease)	32,681	$333,053	159,672	$1,680,909

Inflation-Protected and Income Fund Class A
Sold	267,133	$2,686,038	576,018	$5,916,452
Issued as reinvestment of dividends	13,621	134,169	50,796	517,616
Redeemed	(305,935)	(3,057,340)	(909,162)	(9,275,814)

Net increase (decrease)	(25,181)	$(237,133)	(282,348)	$(2,841,746)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2016		Period Ended September 30, 2015

	Shares	Amount	Shares	Amount

Inflation-Protected and Income Fund Class R4
Sold	311,072	$3,098,069	98,463	$991,534
Issued as reinvestment of dividends	1,382	13,551	213	2,162
Redeemed	(51,510)	(514,612)	(8,824)	(89,026)

Net increase (decrease)	260,944	$2,597,008	89,852	$904,670

Inflation-Protected and Income Fund Class R3
Sold	83,743	$834,291	40,136	$414,679
Issued as reinvestment of dividends	350	3,444	2,763	28,215
Redeemed	(8,854)	(88,933)	(157,938)	(1,604,800)

Net increase (decrease)	75,239	$748,802	(115,039)	$(1,161,906)

Core Bond Fund Class I
Sold	7,903,565	$87,765,435	19,030,672	$216,572,086
Issued as reinvestment of dividends	2,498,443	26,658,389	1,721,869	19,319,371
Redeemed	(17,062,679)	(189,621,108)	(14,921,035)	(169,470,784)

Net increase (decrease)	(6,660,671)	$(75,197,284)	5,831,506	$66,420,673

Core Bond Fund Class R5
Sold	1,233,680	$13,544,245	5,819,269	$66,822,566
Issued as reinvestment of dividends	1,811,393	19,400,021	1,307,335	14,720,593
Redeemed	(7,420,322)	(81,701,002)	(8,464,814)	(96,515,941)

Net increase (decrease)	(4,375,249)	$(48,756,736)	(1,338,210)	$(14,972,782)

Core Bond Fund Service Class
Sold	614,731	$6,733,886	2,927,966	$33,182,559
Issued as reinvestment of dividends	521,970	5,558,982	322,001	3,606,409
Redeemed	(1,727,235)	(18,522,866)	(6,186,908)	(70,764,330)

Net increase (decrease)	(590,534)	$(6,229,998)	(2,936,941)	$(33,975,362)

Core Bond Fund Administrative Class
Sold	1,686,309	$18,297,519	2,427,404	$27,401,585
Issued as reinvestment of dividends	351,880	3,722,888	187,726	2,091,266
Redeemed	(1,633,579)	(17,542,018)	(1,294,519)	(14,578,894)

Net increase (decrease)	404,610	$4,478,389	1,320,611	$14,913,957

Core Bond Fund Class A
Sold	933,915	$10,071,406	2,233,314	$24,978,948
Issued as reinvestment of dividends	619,171	6,501,293	401,983	4,441,914
Redeemed	(1,778,363)	(18,985,615)	(3,133,482)	(34,904,471)

Net increase (decrease)	(225,277)	$(2,412,916)	(498,185)	$(5,483,609)

Core Bond Fund Class R4
Sold	544,802	$5,771,691	829,056	$9,218,618
Issued as reinvestment of dividends	38,061	398,115	260	2,861
Redeemed	(66,327)	(704,513)	(26,422)	(293,572)

Net increase (decrease)	516,536	$5,465,293	802,894	$8,927,907

Core Bond Fund Class R3
Sold	8,145	$88,674	13,313	$152,593
Issued as reinvestment of dividends	2,195	23,531	2,663	29,982
Redeemed	(2,598)	(28,638)	(68,446)	(773,271)

Net increase (decrease)	7,742	$83,567	(52,470)	$(590,696)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2016		Period Ended September 30, 2015

	Shares	Amount	Shares	Amount

Diversified Bond Fund Class I
Sold	333,294	$3,500,924	1,083,993	$11,734,255
Issued as reinvestment of dividends	44,663	462,260	12,044	129,116
Redeemed	(99,439)	(1,050,049)	(147,907)	(1,605,334)

Net increase (decrease)	278,518	$2,913,135	948,130	$10,258,037

Diversified Bond Fund Class R5
Sold	1,163,857	$11,397,428	953,544	$9,622,221
Issued as reinvestment of dividends	219,500	2,111,588	151,456	1,513,044
Redeemed	(619,433)	(6,061,131)	(1,298,692)	(13,082,461)

Net increase (decrease)	763,924	$7,447,885	(193,692)	$(1,947,196)

Diversified Bond Fund Service Class
Sold	95,903	$950,889	795,621	$8,126,652
Issued as reinvestment of dividends	49,675	483,829	31,849	321,992
Redeemed	(446,032)	(4,452,641)	(350,564)	(3,580,665)

Net increase (decrease)	(300,454)	$(3,017,923)	476,906	$4,867,979

Diversified Bond Fund Administrative Class
Sold	223,370	$2,215,734	2,302,595	$23,544,622
Issued as reinvestment of dividends	102,690	998,151	51,801	522,675
Redeemed	(414,032)	(4,094,557)	(987,830)	(10,046,850)

Net increase (decrease)	(87,972)	$(880,672)	1,366,566	$14,020,447

Diversified Bond Fund Class A
Sold	462,538	$4,560,542	1,565,859	$15,977,500
Issued as reinvestment of dividends	89,915	873,079	63,902	644,137
Redeemed	(564,655)	(5,613,841)	(1,359,858)	(13,822,003)

Net increase (decrease)	(12,202)	$(180,220)	269,903	$2,799,634

Diversified Bond Fund Class R4
Sold	88,615	$878,687	340,478	$3,425,319
Issued as reinvestment of dividends	9,804	94,609	206	2,069
Redeemed	(49,059)	(479,113)	(55,098)	(554,733)

Net increase (decrease)	49,360	$494,183	285,586	$2,872,655

Diversified Bond Fund Class R3
Sold	75,518	$734,642	32,540	$326,014
Issued as reinvestment of dividends	1,298	12,502	187	1,872
Redeemed	(13,153)	(129,305)	(1,560)	(15,659)

Net increase (decrease)	63,663	$617,839	31,167	$312,227

High Yield Fund Class I
Sold	5,470,244	$45,834,585	5,408,758	$50,326,663
Issued as reinvestment of dividends	840,340	6,932,809	1,048,990	9,189,152
Redeemed	(2,746,223)	(23,798,539)	(4,973,672)	(46,555,068)

Net increase (decrease)	3,564,361	$28,968,855	1,484,076	$12,960,747

High Yield Fund Class R5
Sold	235,355	$2,089,433	1,030,909	$9,641,134
Issued as reinvestment of dividends	275,924	2,287,408	402,404	3,541,159
Redeemed	(1,114,037)	(9,704,362)	(717,100)	(6,769,163)

Net increase (decrease)	(602,758)	$(5,327,521)	716,213	$6,413,130

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2016		Period Ended September 30, 2015

	Shares	Amount	Shares	Amount

High Yield Fund Service Class
Sold	437,379	$3,799,365	1,902,023	$17,475,973
Issued as reinvestment of dividends	479,040	3,971,242	611,526	5,381,429
Redeemed	(963,487)	(8,128,813)	(1,556,234)	(14,410,930)

Net increase (decrease)	(47,068)	$(358,206)	957,315	$8,446,472

High Yield Fund Administrative Class
Sold	428,863	$3,702,407	909,942	$8,417,600
Issued as reinvestment of dividends	198,184	1,621,145	247,733	2,152,803
Redeemed	(307,803)	(2,586,687)	(699,091)	(6,403,332)

Net increase (decrease)	319,244	$2,736,865	458,584	$4,167,071

High Yield Fund Class A
Sold	216,846	$1,853,606	864,568	$7,884,156
Issued as reinvestment of dividends	205,252	1,676,905	313,397	2,720,285
Redeemed	(531,261)	(4,475,683)	(1,306,801)	(12,096,267)

Net increase (decrease)	(109,163)	$(945,172)	(128,836)	$(1,491,826)

High Yield Fund Class R4
Sold	1,057,414	$8,953,261	316,737	$2,881,451
Issued as reinvestment of dividends	58,215	472,120	1,045	9,041
Redeemed	(152,488)	(1,254,036)	(25,697)	(231,684)

Net increase (decrease)	963,141	$8,171,345	292,085	$2,658,808

High Yield Fund Class R3
Sold	655,091	$5,592,393	404,122	$3,756,007
Issued as reinvestment of dividends	41,813	346,635	7,533	66,515
Redeemed	(75,444)	(623,093)	(103,147)	(947,167)

Net increase (decrease)	621,460	$5,315,935	308,508	$2,875,355

Balanced Fund Class I
Sold	45,863	$481,092	276,732	$3,478,414
Issued as reinvestment of dividends	3,775	40,088	316,381	3,745,956
Redeemed	(207)	(2,194)	(3,351,869)	(40,904,571)

Net increase (decrease)	49,431	$518,986	(2,758,756)	$(33,680,201)

Balanced Fund Class R5
Sold	81,028	$907,372	315,592	$3,905,546
Issued as reinvestment of dividends	549,138	5,842,827	608,056	7,205,459
Redeemed	(1,121,991)	(12,602,034)	(1,149,428)	(14,197,546)

Net increase (decrease)	(491,825)	$(5,851,835)	(225,780)	$(3,086,541)

Balanced Fund Service Class
Sold	165,925	$2,020,348	310,522	$3,938,966
Issued as reinvestment of dividends	120,436	1,339,246	93,083	1,148,639
Redeemed	(140,404)	(1,623,045)	(237,041)	(2,994,833)

Net increase (decrease)	145,957	$1,736,549	166,564	$2,092,772

Balanced Fund Administrative Class
Sold	70,880	$778,217	239,806	$3,034,390
Issued as reinvestment of dividends	85,454	912,645	68,442	814,462
Redeemed	(76,308)	(808,619)	(96,665)	(1,208,389)

Net increase (decrease)	80,026	$882,243	211,583	$2,640,463

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2016		Period Ended September 30, 2015

	Shares	Amount	Shares	Amount
Balanced Fund Class A
Sold	159,010	$1,715,308	661,784	$7,995,462
Issued as reinvestment of dividends	291,391	3,036,297	284,914	3,313,545
Redeemed	(317,508)	(3,570,558)	(841,443)	(10,090,002)

Net increase (decrease)	132,893	$1,181,047	105,255	$1,219,005

Balanced Fund Class R4
Sold	30,128	$324,751	191,323	$2,282,482
Issued as reinvestment of dividends	21,474	222,254	893	10,357
Redeemed	(35,353)	(364,098)	(20,937)	(248,308)

Net increase (decrease)	16,249	$182,907	171,279	$2,044,531

Balanced Fund Class R3
Sold	261,410	$2,943,090	175,459	$2,051,256
Issued as reinvestment of dividends	39,268	405,641	875	10,153
Redeemed	(42,241)	(451,578)	(29,445)	(350,964)

Net increase (decrease)	258,437	$2,897,153	146,889	$1,710,445

Value Fund Class I
Sold	-	$-	-	$-
Issued as reinvestment of dividends	- +	2	98	2,038
Redeemed	-	-	-	-

Net increase (decrease)	-	$2	98	$2,038

Value Fund Class R5
Sold	16,771	$336,731	116,263	$2,530,054
Issued as reinvestment of dividends	35,562	721,893	56,070	1,167,383
Redeemed	(162,337)	(3,217,187)	(937,056)	(20,307,740)

Net increase (decrease)	(110,004)	$(2,158,563)	(764,723)	$(16,610,303)

Value Fund Service Class
Sold	950	$20,070	294	$6,296
Issued as reinvestment of dividends	91	1,852	109	2,270
Redeemed	(105)	(2,119)	(1,216)	(26,391)

Net increase (decrease)	936	$19,803	(813)	$(17,825)

Value Fund Administrative Class
Sold	20,027	$398,233	36,267	$768,553
Issued as reinvestment of dividends	7,771	158,282	10,969	229,145
Redeemed	(59,942)	(1,208,776)	(117,259)	(2,493,228)

Net increase (decrease)	(32,144)	$(652,261)	(70,023)	$(1,495,530)

Value Fund Class A
Sold	7,567	$153,333	16,773	$358,299
Issued as reinvestment of dividends	3,328	67,859	4,970	103,865
Redeemed	(63,284)	(1,289,809)	(48,625)	(1,046,541)

Net increase (decrease)	(52,389)	$(1,068,617)	(26,882)	$(584,377)

Value Fund Class R4
Sold	-	$-	9	$200
Issued as reinvestment of dividends	- +	2	81	1,679

Net increase (decrease)	-	$2	90	$1,879

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2016		Period Ended September 30, 2015

	Shares	Amount	Shares	Amount
Value Fund Class R3
Sold	32	$597	10	$219
Issued as reinvestment of dividends	3	53	3	68
Redeemed	(1)	(13)	-	-

Net increase (decrease)	34	$637	13	$287

Disciplined Value Fund Class I
Sold	1,992,861	$29,776,579	3,444,558	$55,155,749
Issued as reinvestment of dividends	465,524	6,945,621	206,591	3,260,008
Redeemed	(1,604,093)	(24,130,494)	(4,163,649)	(66,773,771)

Net increase (decrease)	854,292	$12,591,706	(512,500)	$(8,358,014)

Disciplined Value Fund Class R5
Sold	152,953	$2,264,701	260,622	$4,154,850
Issued as reinvestment of dividends	122,192	1,825,546	74,977	1,184,635
Redeemed	(429,025)	(6,330,541)	(1,732,100)	(27,805,229)

Net increase (decrease)	(153,880)	$(2,240,294)	(1,396,501)	$(22,465,744)

Disciplined Value Fund Service Class
Sold	192,021	$2,830,830	799,029	$12,659,134
Issued as reinvestment of dividends	175,006	2,598,844	72,587	1,139,617
Redeemed	(300,655)	(4,398,721)	(725,496)	(11,632,076)

Net increase (decrease)	66,372	$1,030,953	146,120	$2,166,675

Disciplined Value Fund Administrative Class
Sold	27,055	$404,128	303,684	$4,933,854
Issued as reinvestment of dividends	18,122	273,628	7,232	115,418
Redeemed	(75,738)	(1,140,350)	(252,915)	(4,064,333)

Net increase (decrease)	(30,561)	$(462,594)	58,001	$984,939

Disciplined Value Fund Class A
Sold	23,896	$348,539	152,326	$2,392,590
Issued as reinvestment of dividends	18,642	275,162	8,920	139,242
Redeemed	(52,663)	(777,154)	(295,844)	(4,622,941)

Net increase (decrease)	(10,125)	$(153,453)	(134,598)	$(2,091,109)

Disciplined Value Fund Class R4
Sold	1	$19	171,659	$2,669,767
Issued as reinvestment of dividends	6,213	91,383	101	1,573
Redeemed	(10,944)	(162,181)	(4,520)	(70,333)

Net increase (decrease)	(4,730)	$(70,779)	167,240	$2,601,007

Disciplined Value Fund Class R3
Sold	86,399	$1,210,884	8,388	$134,747
Issued as reinvestment of dividends	96	1,443	23	358
Redeemed	(10,829)	(162,334)	(6,905)	(110,179)

Net increase (decrease)	75,666	$1,049,993	1,506	$24,926

Main Street Fund Class I
Sold	-	$-	449,703	$6,510,261
Issued as reinvestment of dividends	950	9,218	105,340	1,468,435
Redeemed	(844)	(12,680)	(3,893,561)	(58,303,521)

Net increase (decrease)	106	$(3,462)	(3,338,518)	$(50,324,825)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2016		Period Ended September 30, 2015

	Shares	Amount	Shares	Amount
Main Street Fund Class R5
Sold	591,052	$7,928,681	492,152	$7,061,192
Issued as reinvestment of dividends	2,723,512	26,445,301	212,905	2,967,891
Redeemed	(587,588)	(6,324,569)	(2,489,207)	(36,360,947)

Net increase (decrease)	2,726,976	$28,049,413	(1,784,150)	$(26,331,864)

Main Street Fund Service Class
Sold	23,314	$245,036	67,506	$981,109
Issued as reinvestment of dividends	59,838	597,779	14,136	199,743
Redeemed	(368,730)	(5,367,727)	(81,284)	(1,192,808)

Net increase (decrease)	(285,578)	$(4,524,912)	358	$(11,956)

Main Street Fund Administrative Class
Sold	89,946	$1,059,313	156,130	$2,241,800
Issued as reinvestment of dividends	1,139,395	11,063,523	65,629	914,867
Redeemed	(216,137)	(2,512,844)	(400,539)	(5,698,847)

Net increase (decrease)	1,013,204	$9,609,992	(178,780)	$(2,542,180)

Main Street Fund Class A
Sold	59,259	$663,478	182,251	$2,560,020
Issued as reinvestment of dividends	458,924	4,405,674	25,528	353,308
Redeemed	(294,807)	(3,044,671)	(223,014)	(3,184,018)

Net increase (decrease)	223,376	$2,024,481	(15,235)	$(270,690)

Main Street Fund Class R4
Sold	9,069	$107,205	15	$200
Issued as reinvestment of dividends	2,372	22,677	211	2,921
Redeemed	(97)	(916)	-	-

Net increase (decrease)	11,344	$128,966	226	$3,121

Main Street Fund Class R3
Sold	18,790	$241,585	4,760	$68,609
Issued as reinvestment of dividends	10,020	96,689	153	2,137
Redeemed	(2,714)	(26,911)	(3,131)	(45,867)

Net increase (decrease)	26,096	$311,363	1,782	$24,879

Disciplined Growth Fund Class I
Sold	2,748,779	$31,274,651	6,228,963	$74,775,662
Issued as reinvestment of dividends	1,469,551	16,414,883	2,045,573	23,442,269
Redeemed	(2,394,605)	(27,471,116)	(6,187,567)	(76,628,079)

Net increase (decrease)	1,823,725	$20,218,418	2,086,969	$21,589,852

Disciplined Growth Fund Class R5
Sold	564,478	$6,315,983	1,197,799	$15,046,095
Issued as reinvestment of dividends	659,316	7,371,156	1,315,171	15,085,017
Redeemed	(651,709)	(7,210,830)	(3,586,718)	(42,519,152)

Net increase (decrease)	572,085	$6,476,309	(1,073,748)	$(12,388,040)

Disciplined Growth Fund Service Class
Sold	280,518	$3,167,834	1,043,006	$12,712,032
Issued as reinvestment of dividends	666,975	7,476,786	942,002	10,833,025
Redeemed	(373,530)	(4,164,916)	(998,702)	(12,443,108)

Net increase (decrease)	573,963	$6,479,704	986,306	$11,101,949

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2016		Period Ended September 30, 2015

	Shares	Amount	Shares	Amount
Disciplined Growth Fund Administrative Class
Sold	293,826	$3,384,439	1,435,438	$17,695,945
Issued as reinvestment of dividends	253,190	2,863,597	283,289	3,283,315
Redeemed	(208,731)	(2,333,591)	(658,059)	(8,131,070)

Net increase (decrease)	338,285	$3,914,445	1,060,668	$12,848,190

Disciplined Growth Fund Class A
Sold	456,500	$4,939,355	805,051	$9,585,803
Issued as reinvestment of dividends	270,812	2,997,888	393,817	4,473,761
Redeemed	(492,645)	(5,540,611)	(575,621)	(6,951,832)

Net increase (decrease)	234,667	$2,396,632	623,247	$7,107,732

Disciplined Growth Fund Class R4
Sold	343,406	$3,912,068	558,251	$6,809,227
Issued as reinvestment of dividends	62,015	684,022	1,208	13,709
Redeemed	(136,440)	(1,518,432)	(33,262)	(391,956)

Net increase (decrease)	268,981	$3,077,658	526,197	$6,430,980

Disciplined Growth Fund Class R3
Sold	116,893	$1,264,474	335,111	$3,909,294
Issued as reinvestment of dividends	29,017	319,473	1,189	13,498
Redeemed	(42,902)	(481,266)	(20,165)	(237,963)

Net increase (decrease)	103,008	$1,102,681	316,135	$3,684,829

Small Cap Opportunities Fund Class I
Sold	192,502	$2,705,245	9,025	$140,466
Issued as reinvestment of dividends	16,948	215,753	50,725	748,194
Redeemed	(11,831)	(139,083)	(363,990)	(5,310,163)

Net increase (decrease)	197,619	$2,781,915	(304,240)	$(4,421,503)

Small Cap Opportunities Fund Class R5
Sold	192,947	$2,477,510	331,504	$5,068,786
Issued as reinvestment of dividends	484,965	6,163,903	764,355	11,274,236
Redeemed	(425,913)	(5,592,620)	(1,487,625)	(22,535,983)

Net increase (decrease)	251,999	$3,048,793	(391,766)	$(6,192,961)

Small Cap Opportunities Fund Service Class
Sold	346,105	$4,773,730	129,813	$2,054,493
Issued as reinvestment of dividends	91,262	1,159,029	74,754	1,101,878
Redeemed	(49,786)	(611,570)	(138,482)	(2,161,740)

Net increase (decrease)	387,581	$5,321,189	66,085	$994,631

Small Cap Opportunities Fund Administrative Class
Sold	164,830	$2,192,391	208,536	$3,228,916
Issued as reinvestment of dividends	125,782	1,589,890	188,816	2,768,045
Redeemed	(339,292)	(4,711,522)	(195,386)	(2,973,795)

Net increase (decrease)	(48,680)	$(929,241)	201,966	$3,023,166

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2016		Period Ended September 30, 2015

	Shares	Amount	Shares	Amount
Small Cap Opportunities Fund Class A
Sold	451,121	$5,724,858	709,534	$10,812,296
Issued as reinvestment of dividends	547,511	6,800,076	759,694	10,969,973
Redeemed	(524,745)	(6,868,786)	(1,104,358)	(16,518,131)

Net increase (decrease)	473,887	$5,656,148	364,870	$5,264,138

Small Cap Opportunities Fund Class R4
Sold	247,384	$2,978,540	35,165	$494,685
Issued as reinvestment of dividends	10,214	126,151	1,056	15,225
Redeemed	(20,387)	(241,249)	(79)	(1,183)

Net increase (decrease)	237,211	$2,863,442	36,142	$508,727

Small Cap Opportunities Fund Class R3
Sold	117,906	$1,557,195	88,552	$1,326,500
Issued as reinvestment of dividends	17,139	211,494	1,042	15,023
Redeemed	(25,825)	(321,767)	(3,269)	(48,642)

Net increase (decrease)	109,220	$1,446,922	86,325	$1,292,881

Global Fund Class I
Sold	177,661	$2,590,506	70,509	$1,080,807
Issued as reinvestment of dividends	19,723	265,859	426	5,975
Redeemed	(34,380)	(461,403)	(2,727)	(40,730)

Net increase (decrease)	163,004	$2,394,962	68,208	$1,046,052

Global Fund Class R5
Sold	208,093	$2,877,005	1,212,379	$18,616,115
Issued as reinvestment of dividends	1,061,497	14,308,985	830,903	11,665,880
Redeemed	(1,392,753)	(18,177,303)	(3,744,503)	(54,924,288)

Net increase (decrease)	(123,163)	$(991,313)	(1,701,221)	$(24,642,293)

Global Fund Service Class
Sold	474,668	$6,761,561	1,485,357	$22,453,517
Issued as reinvestment of dividends	226,584	3,031,690	76,490	1,067,029
Redeemed	(154,126)	(2,012,363)	(285,755)	(4,245,134)

Net increase (decrease)	547,126	$7,780,888	1,276,092	$19,275,412

Global Fund Administrative Class
Sold	344,651	$4,580,552	1,074,659	$16,481,382
Issued as reinvestment of dividends	730,486	9,846,944	529,523	7,434,501
Redeemed	(1,200,484)	(16,295,919)	(1,958,305)	(29,149,073)

Net increase (decrease)	(125,347)	$(1,868,423)	(354,123)	$(5,233,190)

Global Fund Class A
Sold	151,324	$2,034,132	364,718	$5,487,180
Issued as reinvestment of dividends	253,681	3,389,184	166,245	2,315,792
Redeemed	(397,210)	(5,066,323)	(684,280)	(10,296,620)

Net increase (decrease)	7,795	$356,993	(153,317)	$(2,493,648)

Global Fund Class R4
Sold	231,110	$3,276,683	47,809	$688,190
Issued as reinvestment of dividends	22,365	296,555	409	5,691
Redeemed	(14,083)	(178,225)	(1,953)	(30,541)

Net increase (decrease)	239,392	$3,395,013	46,265	$663,340

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2016		Period Ended September 30, 2015

	Shares	Amount	Shares	Amount
Global Fund Class R3
Sold	375,441	$4,959,646	139,548	$2,086,186
Issued as reinvestment of dividends	29,266	390,706	6,605	92,274
Redeemed	(69,044)	(851,750)	(37,265)	(538,119)

Net increase (decrease)	335,663	$4,498,602	108,888	$1,640,341

International Equity Fund Class I
Sold	2,227,005	$25,692,499	11,522,250	$145,522,491
Issued as reinvestment of dividends	767,136	8,806,720	1,190,279	13,854,847
Redeemed	(1,412,663)	(16,253,566)	(2,467,354)	(31,047,934)

Net increase (decrease)	1,581,478	$18,245,653	10,245,175	$128,329,404

International Equity Fund Class R5
Sold	534,951	$6,237,945	1,912,873	$24,018,377
Issued as reinvestment of dividends	1,004,612	11,542,997	4,760,142	55,408,047
Redeemed	(2,971,336)	(34,724,675)	(9,339,471)	(117,795,580)

Net increase (decrease)	(1,431,773)	$(16,943,733)	(2,666,456)	$(38,369,156)

International Equity Fund Service Class
Sold	161,260	$1,833,132	459,996	$5,832,457
Issued as reinvestment of dividends	90,960	1,042,404	324,367	3,769,141
Redeemed	(288,885)	(3,311,495)	(531,882)	(6,816,223)

Net increase (decrease)	(36,665)	$(435,959)	252,481	$2,785,375

International Equity Fund Administrative Class
Sold	93,310	$1,057,788	585,599	$7,200,902
Issued as reinvestment of dividends	78,606	896,894	262,663	3,039,005
Redeemed	(223,037)	(2,544,051)	(446,641)	(5,545,304)

Net increase (decrease)	(51,121)	$(589,369)	401,621	$4,694,603

International Equity Fund Class A
Sold	294,842	$3,194,981	764,735	$9,617,896
Issued as reinvestment of dividends	185,538	2,059,474	832,764	9,376,918
Redeemed	(716,511)	(7,956,404)	(1,171,938)	(14,124,478)

Net increase (decrease)	(236,131)	$(2,701,949)	425,561	$4,870,336

International Equity Fund Class R4
Sold	177,168	$1,912,331	23,736	$280,919
Issued as reinvestment of dividends	2,014	22,234	1,407	15,815
Redeemed	(26,697)	(292,907)	(358)	(4,317)

Net increase (decrease)	152,485	$1,641,658	24,785	$292,417

International Equity Fund Class R3
Sold	176,859	$1,945,748	41,257	$494,060
Issued as reinvestment of dividends	4,298	47,362	1,389	15,616
Redeemed	(43,324)	(481,560)	(2,058)	(24,396)

Net increase (decrease)	137,833	$1,511,550	40,588	$485,280

Strategic Emerging Markets Fund Class I
Sold	3,214,917	$31,091,098	4,409,170	$48,926,480
Issued as reinvestment of dividends	125,734	1,204,528	159,991	1,724,701
Redeemed	(992,214)	(9,276,680)	(2,274,672)	(24,615,409)

Net increase (decrease)	2,348,437	$23,018,946	2,294,489	$26,035,772

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2016		Period Ended September 30, 2015

	Shares	Amount	Shares	Amount
Strategic Emerging Markets Fund Class R5
Sold	6,066	$60,343	149,435	$1,721,513
Issued as reinvestment of dividends	1,403	13,627	8,550	93,369
Redeemed	(514,906)	(4,924,035)	(87,773)	(995,702)

Net increase (decrease)	(507,437)	$(4,850,065)	70,212	$819,180

Strategic Emerging Markets Fund Service Class
Sold	53,415	$499,420	763,288	$8,428,013
Issued as reinvestment of dividends	4,604	44,104	265	2,863
Redeemed	(27,157)	(268,935)	(20,159)	(232,478)

Net increase (decrease)	30,862	$274,589	743,394	$8,198,398

Strategic Emerging Markets Fund Administrative Class
Sold	30,524	$283,825	22,565	$251,973
Issued as reinvestment of dividends	226	2,191	334	3,624
Redeemed	(21,646)	(192,683)	(9,874)	(108,077)

Net increase (decrease)	9,104	$93,333	13,025	$147,520

Strategic Emerging Markets Fund Class A
Sold	4,701	$42,868	14,164	$159,503
Issued as reinvestment of dividends	9	82	440	4,729
Redeemed	(4,153)	(36,842)	(32,744)	(367,428)

Net increase (decrease)	557	$6,108	(18,140)	$(203,196)

Strategic Emerging Markets Fund Class R4
Sold	15,246	$138,068	3,613	$39,541
Issued as reinvestment of dividends	35	333	79	850
Redeemed	(362)	(3,285)	(49)	(512)

Net increase (decrease)	14,919	$135,116	3,643	$39,879

Strategic Emerging Markets Fund Class R3
Sold	9,901	$90,543	14,221	$160,366
Issued as reinvestment of dividends	43	411	61	652
Redeemed	(758)	(6,926)	(2,703)	(29,234)

Net increase (decrease)	9,186	$84,028	11,579	$131,784

+	Amount rounds to less than 0.5 share.

Purchases of Class A shares are subject to a front-end sales charge of up to 5.75% of the amount purchased. A portion of the front-end sales charge may be retained by the Distributor. For the period ended March 31, 2016, no material amounts have been retained by the Distributor.

Redemptions or exchanges of Class A shares made within eighteen months of purchase from initial investments of $1 million or more are subject to a contingent deferred sales charge of 1% of the amount redeemed. Prior to April 1, 2014, redemptions or exchanges of Class R3 shares made within eighteen months of purchase were subject to a contingent deferred sales charge of 1% of the amount redeemed. The Distributor receives all contingent deferred sales charges. Any contingent deferred sales charges imposed during the period ended March 31, 2016, were waived for any redemptions or exchanges subject to such a charge.

Notes to Financial Statements (Unaudited) (Continued)

6.	Federal Income Tax Information

At March 31, 2016, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Short-Duration Bond Fund	$568,906,316	$7,571,783	$(8,645,219)	$(1,073,436)
Inflation-Protected and Income Fund	593,756,464	12,440,837	(3,026,382)	9,414,455
Core Bond Fund	1,605,203,233	28,572,934	(19,438,371)	9,134,563
Diversified Bond Fund	211,845,831	3,544,945	(3,683,417)	(138,472)
High Yield Fund	313,969,730	4,128,424	(19,003,909)	(14,875,485)
Balanced Fund	120,444,007	5,042,373	(4,683,542)	358,831
Value Fund	61,977,200	6,088,195	(3,687,527)	2,400,668
Disciplined Value Fund	310,693,261	19,342,635	(17,005,624)	2,337,011
Main Street Fund	113,895,507	13,487,319	(4,654,887)	8,832,432
Disciplined Growth Fund	466,032,604	37,367,703	(18,607,532)	18,760,171
Small Cap Opportunities Fund	171,994,589	18,204,233	(8,848,276)	9,355,957
Global Fund	266,961,930	116,274,722	(30,165,339)	86,109,383
International Equity Fund	503,986,256	71,538,423	(38,802,040)	32,736,383
Strategic Emerging Markets Fund	181,409,536	11,264,062	(16,861,262)	(5,597,200)

Note: The aggregate cost for investments for the U.S. Government Money Market Fund at March 31, 2016, is the same for financial reporting and federal income tax purposes.

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for up to eight tax years as short-term capital losses. The provisions affecting the utilization of capital loss carryforwards under the Modernization Act also require the utilization of post-enactment losses prior to the utilization of pre-enactment losses.

At September 30, 2015, the following Fund(s) had available, for federal income tax purposes, pre-enactment unused capital losses:

	Expiring 2016	Expiring 2017
U.S. Government Money Market Fund	$815,168	$-
Value Fund	-	32,671,219

Net capital loss carryforwards for the Fund(s) shown in the above table are from pre-enactment years, and are, therefore, subject to the eight-year carryforward period and possible expiration.

At September 30, 2015, the following Fund(s) had post-enactment accumulated capital loss carryforwards:

	Short Term Capital Loss Carryforward	Long Term Capital Loss Carryforward
Inflation-Protected and Income Fund	$208,718	$2,502,761
High Yield Fund	191,695	-
Strategic Emerging Markets Fund	2,203,409	2,503,818

Notes to Financial Statements (Unaudited) (Continued)

Net capital loss carryforwards for the Fund(s) shown in the above table are from post-enactment years and are, therefore, not subject to the eight-year carryforward period and possible expiration.

The following Fund(s) elected to defer to the fiscal year beginning October 1, 2015, post October capital losses:

Post-October Loss
Short-Duration Bond Fund	$1,441,561
High Yield Fund	7,454,105
Strategic Emerging Markets Fund	9,789,896

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended September 30, 2015, was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
U.S. Government Money Market Fund	$21,751	$-	$-
Short-Duration Bond Fund	13,112,744	-	-
Inflation-Protected and Income Fund	8,026,311	-	-
Core Bond Fund	43,089,362	1,123,333	-
Diversified Bond Fund	3,134,906	-	-
High Yield Fund	19,489,380	3,576,643	-
Balanced Fund	9,477,666	6,771,653	-
Value Fund	1,507,623	-	-
Disciplined Value Fund	5,842,446	-	-
Main Street Fund	1,627,208	4,282,870	-
Disciplined Growth Fund	31,936,491	25,208,104	-
Small Cap Opportunities Fund	4,414,401	22,478,814	-
Global Fund	4,038,986	18,548,575	-
International Equity Fund	6,038,494	79,441,597	-
Strategic Emerging Markets Fund	1,830,788	-	-

The following Fund(s) have elected to pass through the foreign tax credit for the year ended September 30, 2015:

Amount
Global Fund	$307,202
International Equity Fund	530,403
Strategic Emerging Markets Fund	239,711

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At September 30, 2015, temporary book and tax accounting differences were primarily attributable to investments in forward contracts, futures contracts, options contracts, swap agreements, premium amortization accruals, passive foreign investment companies, partnership basis adjustment, non-taxable dividends, the deferral of wash sale losses, and deferred Trustee compensation.

Notes to Financial Statements (Unaudited) (Continued)

At September 30, 2015, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
U.S. Government Money Market Fund	$11,964	$(815,168)	$(97,563)	$-
Short-Duration Bond Fund	10,216,945	-	(1,527,122)	(7,550,585)
Inflation-Protected and Income Fund	3,666,654	(2,711,479)	(46,378)	(10,725,681)
Core Bond Fund	40,308,410	7,553,632	(260,219)	(11,014,340)
Diversified Bond Fund	3,940,669	-	(52,360)	(2,299,508)
High Yield Fund	12,690,320	(191,695)	(7,485,934)	(15,019,089)
Balanced Fund	2,899,155	8,256,123	(30,206)	(4,504,413)
Value Fund	742,341	(32,671,219)	(54,231)	103,985
Disciplined Value Fund	4,443,245	5,750,025	(46,906)	(16,348,290)
Main Street Fund	3,683,208	37,844,624	(27,588)	207,374
Disciplined Growth Fund	7,809,663	29,074,304	(44,149)	(4,219,119)
Small Cap Opportunities Fund	724,909	15,547,797	(40,499)	2,744,422
Global Fund	2,636,067	27,793,133	(60,399)	98,979,619
International Equity Fund	5,186,951	17,496,662	(109,666)	4,714,095
Strategic Emerging Markets Fund	1,131,580	(4,707,227)	(9,808,498)	(30,394,747)

The Funds did not have any unrecognized tax benefits at March 31, 2016, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended March 31, 2016, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

7.	Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended March 31, 2016, was as follows:

	Number of Shares Held as of 9/30/15	Purchases	Sales	Number of Shares Held as of 3/31/16	Value as of 3/31/16	Dividend Income	Net Realized Gain (Loss)
Global Fund
Oppenheimer Institutional Money Market Fund Class E*	5,023,047	26,678,728	29,451,906	2,249,869	$2,249,869	$8,967	$-

International Equity Fund
Oppenheimer Institutional Money Market Fund Class E*	5,956,422	58,705,728	55,732,325	8,929,825	$8,929,825	$10,358	$-

*	Fund advised by OFI Global Asset Management, Inc.

8.	Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this

Notes to Financial Statements (Unaudited) (Continued)

would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

9.	New Accounting Pronouncements

In May 2015, The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2015-07, Fair Value Measurement (Topic 820): “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (“ASU 2015-07”) to address the diversity in practice of how investments measured at net asset value with redemption dates in the future (including periodic redemption dates) are categorized within the fair value hierarchy. ASU 2015-07 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2015. Management is currently evaluating the implications of these changes and their impact to the financial statements.

10.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

The potential amounts sought to be recovered from the Balanced Fund, Disciplined Value Fund, and Small Cap Opportunities Fund, plus interest and the Official Committee’s court costs, are approximately $44,200, $299,880, and $414,800, respectively.

In addition, on June 2, 2011, the Disciplined Value Fund and Small Cap Opportunities Fund were named as defendants in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgment or settlement.

11.	Subsequent Events

In preparation of these financial statements, management has evaluated the events and transactions subsequent to March 31, 2016, through the date when the financial statements were issued, and determined that there are no subsequent events or transactions that would require adjustments to or disclosures in the Funds’ financial statements.

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund’s investment adviser and subadvisers use to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s EDGAR database on its website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Trustees Approval of Investment Advisory Contracts

At their meeting in November 2015, the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust, MML Advisers, or subadvisers (the “Independent Trustees”), reviewed and approved a proposal to lower the advisory fee breakpoints of the Balanced Fund and Small Cap Opportunities Fund (the “Funds”). In arriving at their decision, the Trustees considered materials provided by MML Advisers, including revised profitability schedules for the Funds. In their deliberations, the Trustees were advised by independent counsel.

The amendments to the advisory agreements for the Funds became effective on January 1, 2016.

Prior to the votes being taken to approve the amendments to the advisory agreements discussed above, the Independent Trustees met separately in executive session to discuss the appropriateness of each such contract. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

Other Information (Unaudited) (Continued)

Fund Expenses March 31, 2016

Expense Examples:

The following information is in regards to expenses for the six months ended March 31, 2016:

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemptions; and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended March 31, 2016.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
U.S. Government Money Market Fund
Class R5	$1,000	0.31%	$1,000.00	$1.55	$1,023.50	$1.57
Short-Duration Bond Fund
Class I	1,000	0.41%	1,004.10	2.05	1,023.00	2.07
Class R5	1,000	0.51%	1,003.20	2.55	1,022.50	2.58
Service Class	1,000	0.61%	1,003.00	3.05	1,022.00	3.08
Administrative Class	1,000	0.71%	1,003.00	3.56	1,021.50	3.59
Class A	1,000	0.96%	1,002.00	4.80	1,020.20	4.85
Class R4	1,000	0.86%	1,002.20	4.30	1,020.70	4.34
Class R3	1,000	1.11%	1,000.90	5.55	1,019.50	5.60

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Inflation-Protected and Income Fund
Class I	$1,000	0.47%	$1,039.90	$2.40	$1,022.70	$2.38
Class R5	1,000	0.57%	1,038.70	2.91	1,022.20	2.88
Service Class	1,000	0.67%	1,037.80	3.41	1,021.70	3.39
Administrative Class	1,000	0.77%	1,037.50	3.92	1,021.20	3.89
Class A	1,000	1.02%	1,036.30	5.19	1,019.90	5.15
Class R4	1,000	0.92%	1,036.40	4.68	1,020.40	4.65
Class R3	1,000	1.17%	1,034.50	5.95	1,019.20	5.91
Core Bond Fund
Class I	1,000	0.42%	1,011.00	2.11	1,022.90	2.12
Class R5	1,000	0.52%	1,009.80	2.61	1,022.40	2.63
Service Class	1,000	0.62%	1,009.90	3.12	1,021.90	3.13
Administrative Class	1,000	0.72%	1,009.20	3.62	1,021.40	3.64
Class A	1,000	0.97%	1,009.00	4.87	1,020.20	4.90
Class R4	1,000	0.87%	1,008.70	4.37	1,020.70	4.40
Class R3	1,000	1.12%	1,007.50	5.62	1,019.40	5.65
Diversified Bond Fund
Class I	1,000	0.52%	1,018.70	2.62	1,022.40	2.63
Class R5	1,000	0.62%	1,018.00	3.13	1,021.90	3.13
Service Class	1,000	0.72%	1,017.50	3.63	1,021.40	3.64
Administrative Class	1,000	0.82%	1,017.00	4.13	1,020.90	4.14
Class A	1,000	1.07%	1,015.80	5.39	1,019.70	5.40
Class R4	1,000	0.97%	1,015.70	4.89	1,020.20	4.90
Class R3	1,000	1.22%	1,014.40	6.14	1,018.90	6.16
High Yield Fund
Class I	1,000	0.55%	1,002.40	2.75	1,022.30	2.78
Class R5	1,000	0.65%	1,001.20	3.25	1,021.80	3.29
Service Class	1,000	0.75%	1,001.40	3.75	1,021.30	3.79
Administrative Class	1,000	0.85%	1,001.70	4.25	1,020.80	4.29
Class A	1,000	1.10%	1,000.90	5.50	1,019.50	5.55
Class R4	1,000	1.00%	1,000.10	5.00	1,020.00	5.05
Class R3	1,000	1.25%	999.30	6.25	1,018.80	6.31
Balanced Fund
Class I	1,000	0.60%	1,047.10	3.07	1,022.00	3.03
Class R5	1,000	0.70%	1,046.70	3.58	1,021.50	3.54
Service Class	1,000	0.80%	1,046.60	4.09	1,021.00	4.04
Administrative Class	1,000	0.90%	1,045.70	4.60	1,020.50	4.55
Class A	1,000	1.15%	1,044.30	5.88	1,019.30	5.81
Class R4	1,000	1.05%	1,045.20	5.37	1,019.80	5.30
Class R3	1,000	1.30%	1,044.00	6.64	1,018.50	6.56
Value Fund
Class I	1,000	0.60%	1,035.10	3.05	1,022.00	3.03
Class R5	1,000	0.70%	1,034.40	3.56	1,021.50	3.54
Service Class	1,000	0.80%	1,034.00	4.07	1,021.00	4.04
Administrative Class	1,000	0.90%	1,033.60	4.58	1,020.50	4.55
Class A	1,000	1.15%	1,032.30	5.84	1,019.30	5.81
Class R4	1,000	1.05%	1,033.30	5.34	1,019.80	5.30
Class R3	1,000	1.30%	1,031.90	6.60	1,018.50	6.56

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Disciplined Value Fund
Class I	$1,000	0.54%	$1,065.50	$2.79	$1,022.30	$2.73
Class R5	1,000	0.64%	1,064.20	3.30	1,021.80	3.23
Service Class	1,000	0.74%	1,063.70	3.82	1,021.30	3.74
Administrative Class	1,000	0.84%	1,063.50	4.33	1,020.80	4.24
Class A	1,000	1.09%	1,061.70	5.62	1,019.60	5.50
Class R4	1,000	0.99%	1,063.20	5.11	1,020.10	5.00
Class R3	1,000	1.24%	1,061.30	6.39	1,018.80	6.26
Main Street Fund
Class I	1,000	0.74%	1,078.70	3.85	1,021.30	3.74
Class R5	1,000	0.84%	1,079.10	4.37	1,020.80	4.24
Service Class	1,000	0.94%	1,078.10	4.88	1,020.30	4.75
Administrative Class	1,000	1.04%	1,077.40	5.40	1,019.80	5.25
Class A	1,000	1.29%	1,076.80	6.70	1,018.60	6.51
Class R4	1,000	1.19%	1,076.40	6.18	1,019.05	6.01
Class R3	1,000	1.44%	1,075.30	7.47	1,017.80	7.26
Disciplined Growth Fund
Class I	1,000	0.51%	1,080.10	2.65	1,022.50	2.58
Class R5	1,000	0.61%	1,078.80	3.17	1,022.00	3.08
Service Class	1,000	0.71%	1,077.70	3.69	1,021.50	3.59
Administrative Class	1,000	0.81%	1,077.90	4.21	1,021.00	4.09
Class A	1,000	1.06%	1,076.60	5.50	1,019.70	5.35
Class R4	1,000	0.96%	1,077.00	4.98	1,020.20	4.85
Class R3	1,000	1.21%	1,075.20	6.28	1,019.00	6.11
Small Cap Opportunities Fund
Class I	1,000	0.72%	1,033.60	3.66	1,021.40	3.64
Class R5	1,000	0.82%	1,032.30	4.17	1,020.90	4.14
Service Class	1,000	0.92%	1,031.40	4.67	1,020.40	4.65
Administrative Class	1,000	1.02%	1,031.20	5.18	1,019.90	5.15
Class A	1,000	1.27%	1,029.50	6.44	1,018.70	6.41
Class R4	1,000	1.17%	1,030.80	5.94	1,019.20	5.91
Class R3	1,000	1.42%	1,029.00	7.20	1,017.90	7.16
Global Fund
Class I	1,000	0.87%	986.80	4.32	1,020.70	4.40
Class R5	1,000	0.97%	986.40	4.82	1,020.20	4.90
Service Class	1,000	1.07%	985.80	5.31	1,019.70	5.40
Administrative Class	1,000	1.17%	985.00	5.81	1,019.20	5.91
Class A	1,000	1.42%	983.80	7.04	1,017.90	7.16
Class R4	1,000	1.32%	984.50	6.55	1,018.40	6.66
Class R3	1,000	1.57%	983.10	7.78	1,017.20	7.92
International Equity Fund
Class I	1,000	0.97%	1,064.10	5.01	1,020.20	4.90
Class R5	1,000	1.07%	1,063.70	5.52	1,019.70	5.40
Service Class	1,000	1.17%	1,063.00	6.03	1,019.20	5.91
Administrative Class	1,000	1.27%	1,063.00	6.55	1,018.70	6.41
Class A	1,000	1.52%	1,060.80	7.83	1,017.40	7.67
Class R4	1,000	1.42%	1,062.50	7.32	1,017.90	7.16
Class R3	1,000	1.67%	1,061.50	8.61	1,016.70	8.42

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Strategic Emerging Markets Fund
Class I	$1,000	1.05%	$1,078.30	$5.46	$1,019.80	$5.30
Class R5	1,000	1.15%	1,076.30	5.97	1,019.30	5.81
Service Class	1,000	1.25%	1,076.20	6.49	1,018.80	6.31
Administrative Class	1,000	1.35%	1,075.70	7.01	1,018.30	6.81
Class A	1,000	1.60%	1,074.90	8.30	1,017.00	8.07
Class R4	1,000	1.50%	1,075.30	7.78	1,017.50	7.57
Class R3	1,000	1.75%	1,073.20	9.07	1,016.30	8.82

*	Expenses are calculated using the annualized expense ratio for the six months ended March 31, 2016, multiplied by the average account value over the period, multiplied by 183 days in the period, divided by 366 days in the year, unless stated otherwise.

Underwriter: MML Distributors, LLC 100 Bright Meadow Blvd. Enfield, CT 06082-1981

©2016 Massachusetts Mutual Life Insurance Company, Springfield, MA. All rights reserved. www.massmutual.com. MassMutual
Financial Group is a marketing name for Massachusetts Mutual Life Insurance Company (MassMutual) [of which Retirement Services is a division] and its affiliated companies and sales representatives. Investment Adviser: MML Investment Advisers, LLC	RS-39611-00

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MassMutual Barings Dynamic Allocation Fund. Investors should consider the Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

MassMutual Barings Dynamic Allocation Fund – President’s Letter to Shareholders (Unaudited)

To Our Shareholders

Eric Wietsma

“In MassMutual’s view, retirement investors may be well served by maintaining an investment strategy that is suited to how comfortable they are with the markets’ ups and downs, how long they have to save and invest, and what their specific financial goals are.”

March 31, 2016

Welcome to the MassMutual Barings Dynamic Allocation Fund Semiannual Report, covering the six months ended March 31, 2016. U.S. stocks, for the most part, outperformed their foreign counterparts, reflecting the ongoing strength of the U.S. economy during the period. Investors continued to closely monitor economic data releases in their vigil over the potential timing for the U.S. Federal Reserve’s (the “Fed”) long-awaited launch of interest rate increases – a source of investor speculation for most of 2015. During the reporting period, low oil prices and China’s continued economic difficulties continued to capture investors’ attention. Against this backdrop, the price of West Texas Intermediate crude oil started the period at nearly $45 per barrel and declined to nearly $37 at the end of March. This masked the extreme volatility of the commodity, however – whose price reached as high as $47.88 on November 3, 2015, and as low as $26.19 on February 11, 2016. Gasoline prices followed a similar pattern, starting out the six-month period at an average of $2.29 – before settling at $2.06 on March 31, 36 cents lower than the same time in 2015. The price of gold also fluctuated over the course of the six months, starting the period at $1,119 per ounce, before finishing the first quarter at $1,237.

Key events that characterized the period

Thanks to a robust October rally, U.S. stocks performed relatively well in the final quarter of 2015 against the backdrop of a somewhat disappointing first three quarters, when several factors had kept share prices from making much upward headway. These included weak commodity prices – especially crude oil, uncertainty about the timing of the Fed’s first interest rate hike since 2006, investor concerns about the strength and durability of the U.S. economic recovery, and worries over China and emerging markets worldwide.

After an extremely volatile third quarter of 2015, share prices recovered strongly in October, with two of the most widely followed U.S. equity benchmarks, the Dow Jones Industrial AverageSM (the “Dow”) and the S&P 500® Index, turning in their best monthly gains since October 2011. Investor fears about China and crude oil eased, and a weak September payroll number fueled hopes that the Fed might delay raising short-term interest rates; however, the October and November employment reports were considerably stronger. This renewed talk of a rate increase – which, in fact, finally occurred at the mid-December meeting, when the Fed hiked the target range for the federal funds rate – the Fed’s overnight bank lending rate – to 0.25%-0.50% from 0%-0.25%. Elsewhere, crude oil broke to another new low for the year in December and ended 2015 with an annual decline of 31% after falling almost 50% in 2014. These factors led to choppy market action over the final two months of the year.

The U.S. economy continued to improve, although results were mixed. For example, in mid-October, several housing reports yielded generally positive results, whereas later that month, the housing outlook was muddled by new home sales figures that were the lowest since November 2014. On the other hand, there was mostly good news on the employment front, as jobless claims experienced a favorable downward trend during the fourth quarter – and first-time jobless claims dropped to a 42-year low in mid-December. This was despite the October Job Openings and Labor Turnover Survey, which in December showed a decline in job openings from 5.526 million to 5.383 million. Employment news remained largely positive, however, as even the manufacturing sector, which struggled from falling exports due to a strong dollar, posted encouraging results in the fourth quarter of 2015.

1

(Continued)

MassMutual Barings Dynamic Allocation Fund – President’s Letter to Shareholders (Unaudited) (Continued)

After experiencing a steep plunge and vigorous recovery as recently as August and October, respectively, U.S. stocks repeated that scenario in the first quarter of 2016. In both cases, concerns about China’s slowing economy and falling crude oil prices helped to drive weakness in share prices. Adding to these concerns at the start of 2016 was fear of slowing global and domestic economic growth, the latter underscored by initial estimates that U.S. gross domestic product (“GDP”) expanded by a disappointing 0.7% rate in the fourth quarter of 2015, although that number was subsequently revised upward.

Share prices continued to struggle early in February, as global equity markets moved roughly in tandem with the price of oil, which declined early on, but rallied later in the month on hopes that producers would curtail supply. Concerns about the European banking system also worried investors early in February. In the U.S., a weak January employment report stoked fears that a recession could be on the horizon. However, later in the quarter, upward revisions in estimated fourth-quarter U.S. economic growth, first to 1.0% and ultimately to 1.4%, helped the equity markets rebound. The employment picture also brightened, as February’s nonfarm payrolls came in significantly stronger than the previous two months’. At the same time, the payroll numbers for both January and December were revised upward.

The rally in equities continued in March, with the Fed doing its part by reassuring investors that the central bank would be cautious about implementing further hikes in short-term interest rates. Stocks ended March near their highs for the quarter and only a scant few percent off their all-time highs.

The major stock indexes in the U.S. advanced for the six months ended March 31, 2016 – largely, but not entirely – outperforming foreign developed and emerging markets. The blue-chip Dow climbed 10.07% to lead the major market indexes for the period. Next were the large-cap stock S&P 500 Index, which rose 8.49%; and the technology-heavy NASDAQ Composite® Index, which advanced 6.07%. The Russell 2000® Index, a benchmark of small-cap stocks, gained a much more modest 2.02% over the six months. In international markets, the MSCI EAFE Index, an indicator of foreign developed-market stocks, posted a mere 1.56% advance, while the MSCI Emerging Markets Index, a measure of the performance of emerging stock markets throughout the world, had a more impressive 6.41% return. Fixed-income investments advanced somewhat during the period, with the Barclays U.S. Aggregate Bond Index returning 2.44%.*

Review and maintain your strategy

MassMutual knows that nothing matters more than the safety and well-being of your loved ones. Because we know that you want to protect those who matter most to you, we’d like to remind you as a retirement investor that it’s important to maintain perspective and have realistic expectations about the future performance of your investment accounts. Please keep in mind that the financial markets go both up and down – and that it is nearly impossible to predict their future direction. That’s why our primary focus is to help you take the necessary steps to plan appropriately for your retirement – one that you aspire to enjoy on your terms. If you work with a financial professional and haven’t met with him or her recently, this might be a good time to review your retirement investment strategy. MassMutual believes you are wise to maintain a strategy that is suited to how comfortable you are with the markets’ ups and downs, how long you have to save and invest, and what your specific financial goals are. And as always, we thank you for your confidence in MassMutual.

Sincerely,

Eric Wietsma

President

The information provided is the opinion of MassMutual Retirement Services Investments Services as of 4/1/16 and is subject to change without notice. It is not to be construed as tax, legal or investment advice. Of course, past performance does not guarantee future results.

*	Indexes are unmanaged, do not incur fees or expenses and cannot be purchased directly for investment.

2

MassMutual Barings Dynamic Allocation Fund – Portfolio Summary (Unaudited)

What is the investment approach of MassMutual Barings Dynamic Allocation Fund, and who is the Fund’s subadviser?

The Fund seeks positive total real return by investing across different asset classes. The Fund invests primarily in individual securities, exchange-traded Funds (“ETFs”), and derivatives. The Fund’s subadviser is Baring International Investment Limited (Baring).

MassMutual Barings Dynamic Allocation Fund Portfolio Characteristics (% of Net Assets) on 3/31/16

Mutual Funds*	69.4%
Sovereign Debt Obligations	9.6%
U.S. Treasury Obligations	5.6%

Total Long-Term Investments	84.6%
Short-Term Investments and Other Assets and Liabilities	15.4%

Net Assets	100.0%

* Category includes ETFs.

3

MassMutual Barings Dynamic Allocation Fund – Consolidated Portfolio of Investments

March 31, 2016 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 15.2%

SOVEREIGN DEBT OBLIGATIONS — 9.6%
Italy Buoni Poliennali Del Tesoro EUR (a) 2.000% 12/01/25	475,000	$578,959
Spain Government Bond EUR (a) (b) 3.800% 4/30/24	380,000	519,007

		1,097,966

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,063,453)		1,097,966

U.S. TREASURY OBLIGATIONS — 5.6%
U.S. Treasury Bonds & Notes — 5.6%
U.S. Treasury Inflation Index 0.125% 1/15/23	$632,847	638,039

TOTAL U.S. TREASURY OBLIGATIONS (Cost $616,034)		638,039

TOTAL BONDS & NOTES (Cost $1,679,487)		1,736,005

	Number of Shares
MUTUAL FUNDS — 69.4%
Diversified Financial — 69.4%
iShares Global Consumer Discretionary ETF	7,361	652,405
iShares Global Telecom ETF	13,156	819,224
iShares Gold Trust (c)	9,483	112,658
iShares iBoxx $ High Yield Corporate Bond ETF	7,117	581,388
iShares International High Yield Bond ETF	14,318	674,235
iShares MSCI Eurozone ETF	211	7,256
iShares MSCI Japan Index Fund	38,773	442,400
iShares MSCI Sweden Index Fund	15,850	466,783
iShares MSCI Switzerland Capped Index Fund	20,124	598,287
iShares Silver Trust (c)	31,100	456,548
iShares US Regional Banks ETF	10,616	337,483
SPDR S&P 500 ETF Trust	1,583	325,401
Vanguard FTSE Europe ETF	18,379	892,117
Vanguard Global ex-U.S. Real Estate ETF	14,695	786,329
Vanguard Information Technology ETF	1,983	217,198
Vanguard MSCI Emerging Markets ETF	16,785	580,425

		7,950,137

		Value
TOTAL MUTUAL FUNDS (Cost $7,920,125)		$7,950,137

TOTAL LONG-TERM INVESTMENTS (Cost $9,599,612)		9,686,142

	Principal Amount
SHORT-TERM INVESTMENTS — 17.3%
Repurchase Agreement — 14.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/16, 0.010%, due 4/01/16 (d)	$1,636,008	1,636,008

Time Deposit — 3.0%
Euro Time Deposit (c) 0.010% 4/01/16	344,369	344,369

TOTAL SHORT-TERM INVESTMENTS (Cost $1,980,377)		1,980,377

TOTAL INVESTMENTS — 101.9% (Cost $11,579,989) (e)		11,666,519

Other Assets/(Liabilities) — (1.9)%		(214,097)

NET ASSETS — 100.0%		$11,452,422

Notes to Consolidated Portfolio of Investments

Percentages are stated as a percent of net assets.

ETF	Exchange-Traded Fund
EUR	Euro
(a)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(b)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2016, these securities amounted to a value of $519,007 or 4.53% of net assets.
(c)	All or a portion of this security is held by a wholly owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly owned subsidiary.
(d)	Maturity value of $1,636,008. Collateralized by U.S. Treasury obligations with a rate of 1.000%, maturity date of 5/15/18, and an aggregate market value, including accrued interest, of $1,673,381.
(e)	See Note 6 for aggregate cost for federal tax purposes.

Country weightings, as a percentage of net assets, is as follows:

United States	75.0%
Italy	5.1%
Spain	4.5%

Total Long-Term Investments	84.6%
Short-Term Investments and Other Assets and Liabilities	15.4%

Net Assets	100.0%

The accompanying notes are an integral part of the consolidated financial statements.

4

MassMutual Barings Dynamic Allocation Fund – Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

March 31, 2016 (Unaudited)

Assets:
Investments, at value (Note 2) (a)	$9,686,142
Repurchase agreements, at value (b)	1,636,008
Other short-term investments, at value (Note 2) (c)	344,369

Total investments	11,666,519

Foreign currency, at value (d)	767
Receivables from:
Open forward foreign currency contracts (Note 2)	65,215
Investment adviser (Note 3)	12,962
Interest and dividends	20,562
Prepaid expenses	50,962

Total assets	11,816,987

Liabilities:
Payables for:
Open forward foreign currency contracts (Note 2)	329,360
Fund shares repurchased	1,309
Trustees’ fees and expenses (Note 3)	1,731
Affiliates (Note 3):
Investment advisory fees	7,692
Administration fees	9,317
Service fees	881
Shareholder service fees	339
Distribution fees	122
Accrued expense and other liabilities	13,814

Total liabilities	364,565

Net assets	$11,452,422

Net assets consist of:
Paid-in capital	$11,972,041
Undistributed (accumulated) net investment income (loss)	(98,570)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(243,630)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	(177,419)

Net assets	$11,452,422

(a) Cost of investments:	$9,599,612
(b) Cost of repurchase agreements:	$1,636,008
(c) Cost of other short-term investments:	$344,369
(d) Cost of foreign currency:	$768

The accompanying notes are an integral part of the consolidated financial statements.

5

MassMutual Barings Dynamic Allocation Fund – Consolidated Financial Statements (Continued)

Consolidated Statement of Assets and Liabilities

March 31, 2016 (Unaudited)

Class I shares:
Net assets	$3,007,051

Shares outstanding (a)	350,015

Net asset value, offering price and redemption price per share	$8.59

Class R5 shares:
Net assets	$4,663,326

Shares outstanding (a)	543,382

Net asset value, offering price and redemption price per share	$8.58

Service Class shares:
Net assets	$1,160,653

Shares outstanding (a)	134,690

Net asset value, offering price and redemption price per share	$8.62

Administrative Class shares:
Net assets	$1,156,540

Shares outstanding (a)	134,796

Net asset value, offering price and redemption price per share	$8.58

Class A shares:
Net assets	$1,147,741

Shares outstanding (a)	133,920

Net asset value and redemption price per share	$8.57

Offering price per share
(100/[100-maximum sales charge] of net asset value)	$9.09

Class R4 shares:
Net assets	$96,666

Shares outstanding (a)	11,306

Net asset value, offering price and redemption price per share	$8.55

Class R3 shares:
Net assets	$220,445

Shares outstanding (a)	25,800

Net asset value, offering price and redemption price per share	$8.54

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the consolidated financial statements.

6

MassMutual Barings Dynamic Allocation Fund – Consolidated Financial Statements (Continued)

Consolidated Statement of Operations

For the Six Months Ended March 31, 2016 (Unaudited)

Investment income (Note 2):
Dividends	$24,044
Interest	13,746

Total investment income	37,790

Expenses (Note 3):
Investment advisory fees	46,787
Custody fees	2,404
Audit fees	26,145
Legal fees	2,292
Accounting & Administration fees	42,221
Proxy fees	518
Shareholder reporting fees	7,788
Trustees’ fees	304
Registration and filing fees	42,975
Transfer agent fees	1,500

172,934
Administration fees:
Class R5	2,409
Service Class	892
Administrative Class	888
Class A	881
Class R4	99
Class R3	151
Distribution fees:
Class R3	188
Service fees:
Class A	1,468
Class R4	124
Class R3	188
Shareholder service fees:
Service Class	297
Administrative Class	888
Class A	881

Total expenses	182,288
Expenses waived (Note 3):
Class I fees reimbursed by adviser	(29,846)
Class R5 fees reimbursed by adviser	(46,661)
Service Class fees reimbursed by adviser	(11,512)
Administrative Class fees reimbursed by adviser	(11,470)
Class A fees reimbursed by adviser	(11,376)
Class R4 fees reimbursed by adviser	(958)
Class R3 fees reimbursed by adviser	(1,459)

Net expenses	69,006

Net investment income (loss)	(31,216)

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	(296,801)
Foreign currency transactions	54,605

Net realized gain (loss)	(242,196)

Net change in unrealized appreciation (depreciation) on:
Investment transactions	621,430
Translation of assets and liabilities in foreign currencies	(230,530)

Net change in unrealized appreciation (depreciation)	390,900

Net realized gain (loss) and change in unrealized appreciation (depreciation)	148,704

Net increase (decrease) in net assets resulting from operations	$117,488

The accompanying notes are an integral part of the consolidated financial statements.

7

MassMutual Barings Dynamic Allocation Fund – Consolidated Financial Statements (Continued)

Consolidated Statements of Changes in Net Assets

	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(31,216)	$166,626
Net realized gain (loss) on investment transactions	(242,196)	505,973
Net change in unrealized appreciation (depreciation) on investments	390,900	(948,080)

Net increase (decrease) in net assets resulting from operations	117,488	(275,481)

Distributions to shareholders (Note 2):
From net investment income:
Class I	(57,398)	(212,316)
Class R5	(83,852)	(233,711)
Service Class	(19,252)	(59,771)
Administrative Class	(17,993)	(62,736)
Class A	(14,698)	(60,821)
Class R4	(1,349)	(5,434)
Class R3	(1,128)	(5,236)

Total distributions from net investment income	(195,670)	(640,025)

From net realized gains:
Class I	(98,079)	(517,119)
Class R5	(153,119)	(572,200)
Service Class	(37,742)	(164,152)
Administrative Class	(37,771)	(162,877)
Class A	(37,526)	(162,031)
Class R4	(3,168)	(13,617)
Class R3	(3,264)	(13,604)

Total distributions from net realized gains	(370,669)	(1,605,600)

Net fund share transactions (Note 5):
Class I	6	23
Class R5	614,666	805,911
Service Class	6	217,554
Administrative Class	22	225,613
Class A	5	212,109
Class R4	8	19,251
Class R3	116,090	22,358

Increase (decrease) in net assets from fund share transactions	730,803	1,502,819

Total increase (decrease) in net assets	281,952	(1,018,287)
Net assets
Beginning of period	11,170,470	12,188,757

End of period	$11,452,422	$11,170,470

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$(98,570)	$128,316

The accompanying notes are an integral part of the consolidated financial statements.

8

MassMutual Barings Dynamic Allocation Fund – Consolidated Financial Statements (Continued)

Consolidated Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations:			Less distributions to shareholders:						Ratios / Supplemental Data:
	Net asset value, beginning of period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of period	Total return[l,m]		Net assets, end of period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers [j]		Net investment income (loss) to average daily net assets
Class I
03/31/16[r]	$8.94	$(0.02)	$0.11	$0.09	$(0.16)	$(0.28)	$(0.44)	$8.59	0.95%	[b]	$3,007	2.96%	[a]	1.02%	[a]	(0.37%	)[a]
09/30/15	11.22	0.15	(0.34)	(0.19)	(0.61)	(1.48)	(2.09)	8.94	(2.27%	)	3,129	2.87%		1.02%		1.53%
09/30/14	11.24	0.18	0.70	0.88	(0.17)	(0.73)	(0.90)	11.22	8.24%		3,928	1.49%		1.02%		1.61%
09/30/13	10.62	0.16	0.65	0.81	(0.12)	(0.07)	(0.19)	11.24	7.90%		11,420	1.63%		1.02%		1.42%
09/30/12[g]	10.00	0.11	0.55	0.66	(0.04)	-	(0.04)	10.62	6.51%	[b]	3,716	3.16%	[a]	1.02%	[a]	1.31%	[a]
Class R5
03/31/16[r]	$8.93	$(0.02)	$0.10	$0.08	$(0.15)	$(0.28)	$(0.43)	$8.58	0.84%	[b]	$4,663	3.06%	[a]	1.12%	[a]	(0.48%	)[a]
09/30/15	11.21	0.14	(0.34)	(0.20)	(0.60)	(1.48)	(2.08)	8.93	(2.30%	)	4,240	2.97%		1.12%		1.44%
09/30/14	11.23	0.18	0.69	0.87	(0.16)	(0.73)	(0.89)	11.21	8.15%		4,343	1.62%		1.12%		1.60%
09/30/13	10.61	0.15	0.65	0.80	(0.11)	(0.07)	(0.18)	11.23	7.70%		4,013	1.72%		1.11%		1.35%
09/30/12[g]	10.00	0.11	0.54	0.65	(0.04)	-	(0.04)	10.61	6.50%	[b]	3,727	3.25%	[a]	1.11%	[a]	1.22%	[a]
Service Class
03/31/16[r]	$8.95	$(0.03)	$0.12	$0.09	$(0.14)	$(0.28)	$(0.42)	$8.62	0.94%	[b]	$1,161	3.16%	[a]	1.22%	[a]	(0.57%	)[a]
09/30/15	11.19	0.13	(0.35)	(0.22)	(0.54)	(1.48)	(2.02)	8.95	(2.55%	)	1,206	3.07%		1.22%		1.34%
09/30/14	11.20	0.16	0.71	0.87	(0.15)	(0.73)	(0.88)	11.19	8.15%		1,243	1.69%		1.22%		1.41%
09/30/13	10.60	0.13	0.65	0.78	(0.11)	(0.07)	(0.18)	11.20	7.50%		4,149	1.82%		1.21%		1.21%
09/30/12[g]	10.00	0.09	0.55	0.64	(0.04)	-	(0.04)	10.60	6.39%	[b]	3,395	3.35%	[a]	1.21%	[a]	1.00%	[a]
Administrative Class
03/31/16[r]	$8.91	$(0.03)	$0.11	$0.08	$(0.13)	$(0.28)	$(0.41)	$8.58	0.84%	[b]	$1,157	3.26%	[a]	1.32%	[a]	(0.67%	)[a]
09/30/15	11.19	0.12	(0.35)	(0.23)	(0.57)	(1.48)	(2.05)	8.91	(2.64%	)	1,201	3.17%		1.32%		1.24%
09/30/14	11.20	0.16	0.70	0.86	(0.14)	(0.73)	(0.87)	11.19	8.01%		1,233	1.82%		1.33%		1.43%
09/30/13	10.59	0.12	0.65	0.77	(0.09)	(0.07)	(0.16)	11.20	7.43%		1,636	1.95%		1.34%		1.11%
09/30/12[g]	10.00	0.08	0.55	0.63	(0.04)	-	(0.04)	10.59	6.28%	[b]	1,579	3.48%	[a]	1.34%	[a]	0.96%	[a]
Class A
03/31/16[r]	$8.89	$(0.04)	$0.11	$0.07	$(0.11)	$(0.28)	$(0.39)	$8.57	0.69%	[b]	$1,148	3.51%	[a]	1.57%	[a]	(0.92%	)[a]
09/30/15	11.17	0.10	(0.35)	(0.25)	(0.55)	(1.48)	(2.03)	8.89	(2.81%	)	1,191	3.42%		1.57%		0.99%
09/30/14	11.19	0.13	0.70	0.83	(0.12)	(0.73)	(0.85)	11.17	7.71%		1,236	2.09%		1.54%		1.18%
09/30/13	10.57	0.10	0.65	0.75	(0.06)	(0.07)	(0.13)	11.19	7.24%		1,137	2.20%		1.56%		0.91%
09/30/12[g]	10.00	0.06	0.54	0.60	(0.03)	-	(0.03)	10.57	6.05%	[b]	1,102	3.73%	[a]	1.59%	[a]	0.74%	[a]
Class R4
03/31/16[r]	$8.88	$(0.04)	$0.11	$0.07	$(0.12)	$(0.28)	$(0.40)	$8.55	0.69%	[b]	$97	3.41%	[a]	1.47%	[a]	(0.82%	)[a]
09/30/15	11.18	0.11	(0.34)	(0.23)	(0.59)	(1.48)	(2.07)	8.88	(2.67%	)	100	3.32%		1.47%		1.09%
09/30/14[h]	10.86	0.07	0.25	0.32	-	-	-	11.18	2.95%	[b]	103	2.19%	[a]	1.47%	[a]	1.34%	[a]
Class R3
03/31/16[r]	$8.86	$(0.05)	$0.11	$0.06	$(0.10)	$(0.28)	$(0.38)	$8.54	0.55%	[b]	$220	3.66%	[a]	1.72%	[a]	(1.20%	)[a]
09/30/15	11.17	0.08	(0.34)	(0.26)	(0.57)	(1.48)	(2.05)	8.86	(2.98%	)	103	3.57%		1.72%		0.83%
09/30/14[h]	10.86	0.06	0.25	0.31	-	-	-	11.17	2.85%	[b]	103	2.44%	[a]	1.72%	[a]	1.09%	[a]

	Six months ended March 31, 2016[b,r]	Year ended September 30			Period ended September 30, 2012[b,g]
		2015	2014	2013
Portfolio turnover rate	107%	168%	83%	123%	91%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period November 28, 2011 (commencement of operations) through September 30, 2012.
h	For the period April 1, 2014 (commencement of operations) through September 30, 2014.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the consolidated financial statements.

9

Notes to Consolidated Financial Statements (Unaudited)

1.	The Fund

MassMutual Premier Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 1, 1994, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The MassMutual Barings Dynamic Allocation Fund (the “Fund”) is a series of the Trust.

Each share class of the Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Fund’s Prospectus.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Fund in the preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the consolidated financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates.

Basis of Consolidation

The accompanying consolidated financial statements for the Fund include the accounts of MassMutual Barings Cayman Dynamic Allocation Fund I, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related investments consistent with the Fund’s investment objectives and policies as stated in its Prospectus and Statement of Additional Information. The Subsidiary allows the Fund to hold these commodity-related investments and still satisfy regulated investment company tax requirements. The Fund may invest up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions have been eliminated. As of March 31, 2016, the Fund’s net assets were $11,452,422 of which $897,904 or 7.84%, was the Subsidiary’s net assets.

Investment Valuation

The net asset value of the Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

10

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Fund’s Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Fund’s Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Fund’s Valuation Committee reports to the Trustees at their regularly scheduled meetings. It is possible that fair value prices will be used by the Fund to a significant extent. The value determined for an investment using the Fund’s fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Fund may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Fund does not price its shares. As a result, the values of the Fund’s portfolio securities may change on days when the prices of the Fund’s shares are not calculated. The prices of the Fund’s shares will reflect any such changes when the prices of the Fund’s shares are next calculated which is the next business day. The Fund may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Fund values its securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Fund’s investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Fund calculates its net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

[1]	The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Assistant Vice Presidents, Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Fund’s pricing procedures in general.

11

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Fund can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. Government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Fund determines its net asset values.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned significant inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The following is the aggregate value by input level, as of March 31, 2016, for the Fund’s investments:

Asset Investments	Level 1	Level 2	Level 3	Total
Sovereign Debt Obligations	$-	$1,097,966	$-	$1,097,966
U.S. Treasury Obligations	-	638,039	-	638,039
Mutual Funds	7,950,137	-	-	7,950,137
Short-Term Investments	-	1,980,377	-	1,980,377

Total Investments	$7,950,137	$3,716,382	$-	$11,666,519

Asset Derivatives
Forward Contracts	$-	$65,215	$-	$65,215

Liability Derivatives
Forward Contracts	$-	$(329,360)	$-	$(329,360)

12

Notes to Consolidated Financial Statements (Unaudited) (Continued)

The Fund had no transfers between Level 1, Level 2, and Level 3 of the fair value hierarchy during the period ended March 31, 2016. The Fund recognizes transfers between the Levels as of the beginning of the year.

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Gains or losses from derivatives can be substantially greater than the derivatives original cost and can sometimes be unlimited. The Fund may not be able to close out a derivative transaction at a favorable time or price. The Fund held derivatives during the period ended March 31, 2016. The following table shows how the Fund used these types of derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use
Foreign Currency Exchange Transactions*
Hedging/Risk Management	A
Directional Exposures to Currencies	M

*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.

At March 31, 2016, and during the period then ended, the Fund had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Foreign Exchange Risk	Total
Asset Derivatives
Forward Contracts^	$65,215	$65,215

Liability Derivatives
Forward Contracts^	$(329,360)	$(329,360)

Realized Gain (Loss)#
Forward Contracts	$57,669	$57,669

Change in Appreciation (Depreciation)##
Forward Contracts	$(230,726)	$(230,726)

^	Consolidated Statement of Assets and Liabilities location: Payables for: open forward foreign currency contracts.
#	Consolidated Statement of Operations location: Amounts are included in net realized gain (loss) on: foreign currency transactions.
##	Consolidated Statement of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on: translation of assets and liabilities in foreign currencies.

For the period ended March 31, 2016, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts
$6,109,799

†	Amount(s) disclosed represent average notional amounts for forward contracts, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended March 31, 2016.

13

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Further details regarding the derivatives and other investments held by the Fund during the period ended March 31, 2016, are discussed below.

Foreign Currency Exchange Transactions

The Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

The Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and the Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. The Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce the Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever the Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If the Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that the Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Fund as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

The Fund had the following open forward foreign currency contracts at March 31, 2016. The Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Buy
CAD	811,000	Canadian Imperial Bank of Commerce	04/11/16	$586,871	$37,592
GBP	385,000	Canadian Imperial Bank of Commerce	04/11/16	561,477	(8,510)

				1,148,348	29,082

AUD	1,654,000	JP Morgan Chase Bank	04/11/16	1,246,416	21,061

JPY	103,493,000	Northern Trust Co.	05/12/16	913,989	6,562

				$3,308,753	$56,705

14

Notes to Consolidated Financial Statements (Unaudited) (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Deliver
CAD	811,000	Canadian Imperial Bank of Commerce	04/11/16	$559,487	$(64,976)
GBP	385,000	Canadian Imperial Bank of Commerce	04/11/16	536,739	(16,228)

				1,096,226	(81,204)

EUR	496,000	Deutsche Bank AG	04/11/16	551,727	(12,795)

CHF	629,000	JP Morgan Chase Bank	05/12/16	637,252	(17,980)
EUR	468,600	JP Morgan Chase Bank	04/11/16	525,016	(8,321)
JPY	18,766,000	JP Morgan Chase Bank	05/12/16	166,710	(210)

				1,328,978	(26,511)

AUD	1,654,000	Northern Trust Co.	04/11/16	1,141,655	(125,822)
JPY	84,727,000	Northern Trust Co.	05/12/16	746,073	(7,558)

				1,887,728	(133,380)

EUR	1,459,000	UBS AG	04/11/16	1,593,603	(66,960)

				$6,458,262	$(320,850)

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

Repurchase Agreements

The Fund may enter into repurchase agreements with certain banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and distributions including realized gain distributions are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund determines the classification of distributions received as return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Fund

15

Notes to Consolidated Financial Statements (Unaudited) (Continued)

does not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Fund and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Fund, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of the Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.

Foreign Securities

The Fund may invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is the Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Fund would not be subject to federal income taxes on its ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to its shareholders. Therefore, the Fund has not made any provision for federal income tax.

The Subsidiary is classified as a controlled foreign corporation under the Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of the Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3. Advisory Fees and Other Transactions

Investment Advisory Fee and Investment Subadviser

MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), serves as investment adviser to the Fund. Under an investment advisory agreement between MML Advisers and the Trust on behalf of the Fund, MML Advisers is responsible for providing investment management services for the

16

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Fund. In return for these services, MML Advisers receives an advisory fee, based upon the Fund’s average daily net assets, at the annual rate of 0.80% on the first $300 million; and 0.78% on any excess over $300 million.

MML Advisers has also entered into an investment subadvisory agreement with Baring International Investment Ltd. (“Baring”), an indirect wholly-owned subsidiary of MassMutual Holdings (Bermuda) Ltd., itself an indirect wholly-owned subsidiary of MassMutual Holding LLC. This agreement provides that Baring manage the investment and reinvestment of the assets of the Fund. Baring receives a subadvisory fee from MML Advisers, based upon the Fund’s average daily net assets, at the annual rate of 0.60%.

The Fund’s subadvisory fee is paid by MML Advisers out of the advisory fee previously disclosed above.

Baring provides investment advisory services to the Subsidiary pursuant to an investment advisory agreement. The Subsidiary pays an advisory fee to Baring based upon the Subsidiary’s average daily net assets. The rate of this fee is equal to the subadvisory fee rate that MML Advisers pays Baring in respect to the Fund. The amount of the fee payable by MML Advisers to Baring in respect to the Fund for any period is reduced by the amount of the advisory fee payable by the Subsidiary to Baring for that period. Under the Fund’s investment advisory agreement, the amount of the advisory fee payable by the Fund to MML Advisers in respect to any period is also reduced by the amount of the advisory fee payable by the Subsidiary to Baring in respect to that period. The amount of the reduction to the Fund’s advisory fee is reflected within expenses waived on the Consolidated Statement of Operations.

Administration Fees

Under an Administrative and Shareholder Services Agreement between the Trust and MML Advisers, on behalf of the Fund, MML Advisers is obligated to provide certain administrative and shareholder services. In return for these services, MML Advisers receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Fund, at the following annual rates:

Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%

The Subsidiary also pays certain other expenses, including administrative, accounting services, custodian, and transfer agent fees. In respect to certain (but not all) of these fees, the Fund has entered into offsetting arrangements with its service providers which result in a reduction of certain of the Fund’s expenses with respect to those assets held by the Subsidiary. Certain of these reductions are reflected within expenses waived on the Consolidated Statement of Operations.

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as distributor to the Fund. Pursuant to a 12b-1 Plan adopted by the Trust, Class A shares and Class R4 shares of the Fund pay an annual fee of 0.25% of the average daily net assets of the class; and Class R3 shares of the Fund pay an annual fee of 0.50% of the average daily net assets of the class, to the Distributor. Such payments compensate the Distributor for services provided and expenses incurred by it for purposes of promoting the sale of the relevant class of shares, reducing redemptions of shares, or maintaining or improving services provided to the Fund’s shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.

Effective April 1, 2014, the Trust entered into a separate Supplemental Shareholder Services Agreement with MassMutual, on behalf of Service Class shares, Administrative Class shares, and Class A shares of the Fund. Fees payable under the Supplemental Shareholder Services Agreement are intended to compensate MassMutual for its provision of shareholder services to the Fund’s investors and are calculated and paid based on the average daily net assets attributable to the relevant share classes of the Fund separately, at the following annual rates: 0.05% for Service Class shares, and 0.15% for Administrative Class shares and Class A shares. MassMutual may pay these fees to other intermediaries for providing shareholder services to the Fund’s investors.

17

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Expense Caps and Waivers

MML Advisers contractually agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund Fees and Expenses#, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses) through January 31, 2017 based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
1.02%	1.12%	1.22%	1.32%	1.57%	1.47%	1.72%

#	Acquired Fund Fees and Expenses are expenses borne indirectly by the Fund through investments in other pooled investment vehicles.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Consolidated Statement of Operations.

Deferred Compensation

Trustees of the Fund who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Fund’s books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Consolidated Statement of Assets and Liabilities.

Other

Certain officers and trustees of the Fund are also employees of MassMutual. The compensation of each trustee who is not an employee of MassMutual is borne by the Fund.

The beneficial ownership of the Fund’s shares by affiliated parties at March 31, 2016 was 94.9%.

4. Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended March 31, 2016, were as follows:

Purchases		Sales
Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
$1,173,476	$10,065,209	$573,319	$10,579,763

5. Capital Share Transactions

Changes in shares outstanding for the Fund were as follows:

	Six Months Ended March 31, 2016		Year Ended September 30, 2015

	Shares	Amount	Shares	Amount

Class I
Sold	–	$–	–	$–
Issued as reinvestment of dividends	1	6	3	23
Redeemed	–	–	–	–

Net increase (decrease)	1	$6	3	$23

18

Notes to Consolidated Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2016			Year Ended September 30, 2015

	Shares		Amount	Shares	Amount
Class R5
Sold	83,668		$746,912	–	$–
Issued as reinvestment of dividends	3,538		30,991	87,694	805,911
Redeemed	(18,811)		(163,237)	–	–

Net increase (decrease)	68,395		$614,666	87,694	$805,911

Service Class
Sold	–		$–	–	$–
Issued as reinvestment of dividends	–	+	6	24,261	223,923
Redeemed	–		–	(677)	(6,369)

Net increase (decrease)	–		$6	23,584	$217,554

Administrative Class
Sold	–		$–	–	$–
Issued as reinvestment of dividends	3		22	24,550	225,613
Redeemed	–		–	–	–

Net increase (decrease)	3		$22	24,550	$225,613

Class A
Sold	–		$–	–	$–
Issued as reinvestment of dividends	–	+	5	24,249	222,852
Redeemed	–		–	(949)	(10,743)

Net increase (decrease)	–		$5	23,300	$212,109

Class R4
Sold	–		$–	19	$200
Issued as reinvestment of dividends	1		8	2,078	19,051
Redeemed	–		–	–	–

Net increase (decrease)	1		$8	2,097	$19,251

Class R3
Sold	18,674		$154,096	374	$3,518
Issued as reinvestment of dividends	17		145	2,054	18,840
Redeemed	(4,527)		(38,151)	–	–

Net increase (decrease)	14,164		$116,090	2,428	$22,358

+	Amount rounds to less than 0.5 shares.

Purchases of Class A shares are subject to a front-end sales charge of up to 5.75% of the amount purchased. A portion of the front-end sales charge may be retained by the Distributor. For the period ended March 31, 2016, no material amounts have been retained by the Distributor.

Redemptions or exchanges of Class A shares made within eighteen months of purchase from initial investments of $1 million or more are subject to a contingent deferred sales charge of 1% of the amount redeemed. Prior to April 1, 2014, redemptions or exchanges of Class R3 shares made within eighteen months of purchase were subject to a contingent deferred sales charge of 1% of the amount redeemed. The Distributor receives all contingent deferred sales charges. There were no contingent deferred sales charges imposed during the period ended March 31, 2016.

19

Notes to Consolidated Financial Statements (Unaudited) (Continued)

6. Federal Income Tax Information

At March 31, 2016, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Fund, as computed on a federal income tax basis, were as follows:

Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$11,579,989	$296,594	$(210,064)	$86,530

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the consolidated financial statements as a return of capital.

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended September 30, 2015, was as follows:

Ordinary Income	Long Term Capital Gain	Return of Capital
$1,216,533	$1,029,092	$ -

Capital accounts within the consolidated financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At September 30, 2015, temporary book and tax accounting differences were primarily attributable to investments in forward contracts, the deferral of wash sale losses, and deferred Trustee compensation.

At September 30, 2015, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
$96,547	$370,668	$(1,649)	$(536,334)

The Fund did not have any unrecognized tax benefits at March 31, 2016, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Consolidated Statement of Operations. During the period ended March 31, 2016, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

7. Indemnifications

Under the Fund’s organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Fund, and shareholders are indemnified against personal liability for obligations of the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

20

Notes to Consolidated Financial Statements (Unaudited) (Continued)

8. New Accounting Pronouncements

In May 2015, The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2015-07, Fair Value Measurement (Topic 820): “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (“ASU 2015-07”) to address the diversity in practice of how investments measured at net asset value with redemption dates in the future (including periodic redemption dates) are categorized within the fair value hierarchy. ASU 2015-07 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2015. Management is currently evaluating the implications of these changes and their impact to the consolidated financial statements.

9. Subsequent Events

In preparation of these consolidated financial statements, management has evaluated the events and transactions subsequent to March 31, 2016, through the date when the consolidated financial statements were issued, and determined that there are no subsequent events or transactions that would require adjustments to or disclosures in the Fund’s consolidated financial statements.

21

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that the Fund’s investment adviser and subadviser use to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Quarterly Reporting

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s EDGAR database on its website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

22

Other Information (Unaudited) (Continued)

Fund Expenses March 31, 2016

Expense Examples:

The following information is in regards to expenses for the six months ended March 31, 2016:

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemptions; and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended March 31, 2016.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Class I	$1,000	1.02%	$1,009.50	$5.12	$1,019.90	$5.15
Class R5	1,000	1.12%	1,008.40	5.62	1,019.40	5.65
Service Class	1,000	1.22%	1,009.40	6.13	1,018.90	6.16
Administrative Class	1,000	1.32%	1,008.40	6.63	1,018.40	6.66
Class A	1,000	1.57%	1,006.90	7.88	1,017.20	7.92
Class R4	1,000	1.47%	1,006.90	7.38	1,017.70	7.42
Class R3	1,000	1.72%	1,005.50	8.62	1,016.40	8.67

*	Expenses are calculated using the annualized expense ratio for the six months ended March 31, 2016, multiplied by the average account value over the period, multiplied by 183 days in the period, divided by 366 days in the year, unless stated otherwise.

23

Underwriter: MML Distributors, LLC 100 Bright Meadow Blvd. Enfield, CT 06082-1981

©2016 Massachusetts Mutual Life Insurance Company, Springfield, MA. All rights reserved. www.massmutual.com. MassMutual
Financial Group is a marketing name for Massachusetts Mutual Life Insurance Company (MassMutual) [of which Retirement Services is a division] and its affiliated companies and sales representatives. Investment Adviser: MML Investment Advisers, LLC	RS-39610-00

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Investments.

Please see portfolio of investments contained in the Reports to Stockholders included under Item 1 of this form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics (Item 2) is not applicable to this filing.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(3) Not applicable to this filing.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Premier Funds

By (Signature and Title)	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer

Date 5/25/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer

Date 5/25/16

By (Signature and Title)	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer

Date 5/25/16